Quarterly Holdings Report
for
Strategic Advisers® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2023
SSC-NPRT3-0124
1.912893.113
Unclassified - 0.2%
	Shares	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.44% to 5.49% 3/28/24 to 4/18/24 (Cost $83,627,907)	85,320,000	83,668,289

Nonconvertible Bonds - 8.7%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
1.65% 2/1/28		563,000	490,380
2.55% 12/1/33		6,985,000	5,437,451
3.5% 6/1/41		5,306,000	3,943,581
3.5% 9/15/53		1,712,000	1,139,789
3.55% 9/15/55		1,440,000	949,348
3.65% 6/1/51		580,000	404,018
3.65% 9/15/59		9,949,000	6,566,522
3.8% 12/1/57		26,556,000	18,151,811
4.3% 2/15/30		3,709,000	3,509,159
4.5% 5/15/35		1,980,000	1,792,389
4.75% 5/15/46		5,130,000	4,347,644
5.4% 2/15/34		888,000	877,729
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		305,000	276,826
Cablevision Lightpath LLC 3.875% 9/15/27 (b)		10,000	8,473
Cellnex Telecom SA 1.75% 10/23/30 (Reg. S)	EUR	5,500,000	5,070,705
Cogent Communications Group, Inc.:
3.5% 5/1/26 (b)		165,000	153,885
7% 6/15/27 (b)		420,000	412,650
Embarq Corp. 7.995% 6/1/36		119,000	68,414
Frontier Communications Holdings LLC:
5.875% 10/15/27 (b)		347,000	325,998
8.625% 3/15/31 (b)		2,358,000	2,322,118
Iliad Holding SAS:
6.5% 10/15/26 (b)		475,000	462,402
7% 10/15/28 (b)		450,000	432,667
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)(c)		35,000	17,150
4.625% 9/15/27 (b)(c)		166,000	99,600
Lumen Technologies, Inc.:
4% 2/15/27 (b)		672,000	355,031
5.125% 12/15/26 (b)		319,000	156,310
Qwest Corp. 7.25% 9/15/25		203,000	191,858
Sable International Finance Ltd. 5.75% 9/7/27 (b)		526,000	483,967
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		200,000	176,420
Sprint Capital Corp.:
6.875% 11/15/28		304,000	321,454
8.75% 3/15/32		712,000	851,212
Sprint Spectrum Co. LLC 5.152% 9/20/29 (b)		11,389,500	11,228,174
Telecom Italia Capital SA:
6% 9/30/34		89,000	80,281
6.375% 11/15/33		191,000	179,060
7.721% 6/4/38		5,000	4,988
Telecom Italia SpA 5.303% 5/30/24 (b)		370,000	367,057
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		200,000	182,500
Verizon Communications, Inc.:
1.75% 1/20/31		611,000	481,603
2.1% 3/22/28		48,000	42,504
2.355% 3/15/32		6,146,000	4,902,591
2.55% 3/21/31		1,237,000	1,027,159
2.65% 11/20/40		1,782,000	1,213,024
2.875% 11/20/50		35,000	22,153
3.4% 3/22/41		5,565,000	4,209,130
3.7% 3/22/61		813,000	574,963
4.016% 12/3/29		1,412,000	1,325,859
4.272% 1/15/36		265,000	237,646
4.329% 9/21/28		35,000	33,779
4.4% 11/1/34		874,000	803,220
5.05% 5/9/33		1,375,000	1,353,130
Virgin Media Finance PLC 5% 7/15/30 (b)		270,000	225,630
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		1,436,000	1,095,619
			89,387,031
Entertainment - 0.0%
Cinemark U.S.A., Inc.:
5.25% 7/15/28 (b)		79,000	71,108
5.875% 3/15/26 (b)		174,000	168,813
8.75% 5/1/25 (b)		7,000	7,053
Live Nation Entertainment, Inc.:
4.75% 10/15/27 (b)		432,000	406,080
5.625% 3/15/26 (b)		49,000	47,670
6.5% 5/15/27 (b)		403,000	402,882
Netflix, Inc.:
4.375% 11/15/26		165,000	162,486
5.375% 11/15/29 (b)		518,000	521,388
Roblox Corp. 3.875% 5/1/30 (b)		280,000	240,450
Take-Two Interactive Software, Inc. 3.7% 4/14/27		180,000	171,464
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	300,000	326,990
WMG Acquisition Corp.:
3% 2/15/31 (b)		32,000	26,447
3.875% 7/15/30 (b)		262,000	228,207
			2,781,038
Interactive Media & Services - 0.0%
Meta Platforms, Inc.:
4.65% 8/15/62		247,000	212,690
5.6% 5/15/53		293,000	297,694
5.75% 5/15/63		102,000	103,773
Tencent Holdings Ltd. 3.84% 4/22/51 (b)		2,435,000	1,672,480
			2,286,637
Media - 0.4%
Adria Bidco BV:
3.625% 2/15/28 (Reg. S)	EUR	2,000,000	1,932,893
5.25% 2/1/30 (b)	EUR	2,900,000	2,833,220
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		245,000	218,365
Altice France Holding SA 8% 5/15/27 (Reg. S)	EUR	8,625,000	4,506,390
Cable One, Inc. 4% 11/15/30 (b)		919,000	717,316
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)		95,000	79,249
4.25% 1/15/34 (b)		88,000	68,646
4.5% 8/15/30 (b)		619,000	531,110
4.5% 5/1/32		3,891,000	3,204,731
4.5% 6/1/33 (b)		1,900,000	1,520,125
4.75% 3/1/30 (b)		2,575,000	2,253,541
4.75% 2/1/32 (b)		695,000	583,793
5% 2/1/28 (b)		702,000	657,829
5.125% 5/1/27 (b)		231,000	219,786
5.375% 6/1/29 (b)		260,000	241,104
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29		448,000	377,513
2.3% 2/1/32		1,000,000	764,786
2.8% 4/1/31		125,000	101,660
3.5% 6/1/41		144,000	96,343
3.5% 3/1/42		408,000	269,716
3.7% 4/1/51		3,521,000	2,178,803
3.85% 4/1/61		322,000	192,235
3.9% 6/1/52		12,801,000	8,189,565
4.8% 3/1/50		2,730,000	2,030,827
5.25% 4/1/53		1,305,000	1,045,077
5.375% 4/1/38		450,000	389,627
5.375% 5/1/47		26,274,000	21,248,229
6.384% 10/23/35		3,210,000	3,151,443
6.484% 10/23/45		3,445,000	3,197,046
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (b)		540,000	499,824
7.75% 4/15/28 (b)		59,000	48,360
Comcast Corp.:
1.95% 1/15/31		119,000	96,841
2.887% 11/1/51		604,000	380,504
2.937% 11/1/56		3,147,000	1,922,777
2.987% 11/1/63		34,000	20,199
3.45% 2/1/50		123,000	88,016
3.75% 4/1/40		770,000	627,248
3.9% 3/1/38		435,000	370,368
3.969% 11/1/47		32,000	25,166
3.999% 11/1/49		13,000	10,169
4% 3/1/48		150,000	118,469
4.25% 10/15/30		435,000	414,602
4.4% 8/15/35		112,000	102,813
4.65% 2/15/33		81,000	78,310
5.35% 5/15/53		2,532,000	2,444,886
5.5% 11/15/32		181,000	185,494
5.5% 5/15/64		1,935,000	1,883,994
COX Communications, Inc. 2.95% 10/1/50 (b)		81,000	47,739
Cox Enterprises, Inc. 7.375% 7/15/27 (b)		3,445,000	3,577,637
CSC Holdings LLC:
4.125% 12/1/30 (b)		215,000	153,018
4.5% 11/15/31 (b)		220,000	155,690
5.25% 6/1/24		69,000	65,733
5.375% 2/1/28 (b)		744,000	632,576
5.75% 1/15/30 (b)		358,000	202,270
6.5% 2/1/29 (b)		3,865,000	3,284,168
7.5% 4/1/28 (b)		350,000	239,366
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(d)		5,475,000	130,031
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		495,000	445,421
Discovery Communications LLC:
3.625% 5/15/30		4,338,000	3,833,347
4% 9/15/55		89,000	58,870
4.65% 5/15/50		11,727,000	8,855,550
5.3% 5/15/49		7,695,000	6,276,975
DISH DBS Corp.:
5.125% 6/1/29		1,100,000	498,383
5.25% 12/1/26 (b)		526,000	422,930
5.75% 12/1/28 (b)		53,000	39,256
5.875% 11/15/24		523,000	459,123
7.75% 7/1/26		550,000	328,281
DISH Network Corp. 11.75% 11/15/27 (b)		4,143,000	4,112,456
Fox Corp.:
5.476% 1/25/39		2,474,000	2,259,690
5.576% 1/25/49		1,641,000	1,461,632
Gannett Holdings LLC 6% 11/1/26 (b)		105,000	92,201
Gray Escrow II, Inc. 5.375% 11/15/31 (b)		63,000	44,913
Gray Television, Inc.:
4.75% 10/15/30 (b)		161,000	114,939
7% 5/15/27 (b)		175,000	159,031
iHeartCommunications, Inc.:
4.75% 1/15/28 (b)		180,000	137,351
5.25% 8/15/27 (b)		127,000	97,328
6.375% 5/1/26		384,414	327,132
8.375% 5/1/27		166,361	116,434
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	800,000	866,098
Lamar Media Corp.:
3.75% 2/15/28		27,000	24,862
4% 2/15/30		157,000	139,976
4.875% 1/15/29		195,000	184,763
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		200,000	167,960
Magallanes, Inc.:
3.755% 3/15/27		3,690,000	3,481,782
4.054% 3/15/29		1,378,000	1,273,050
4.279% 3/15/32		5,640,000	4,975,400
5.05% 3/15/42		11,671,000	9,635,956
5.141% 3/15/52		11,129,000	8,894,972
Midas Opco Holdings LLC 5.625% 8/15/29 (b)		340,000	297,925
News Corp. 3.875% 5/15/29 (b)		390,000	345,008
Nexstar Media, Inc.:
4.75% 11/1/28 (b)		196,000	173,489
5.625% 7/15/27 (b)		784,000	742,307
Outfront Media Capital LLC / Corp. 5% 8/15/27 (b)		112,000	105,605
Paramount Global:
3.7% 6/1/28		150,000	134,462
4.95% 1/15/31		25,000	22,640
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (b)		145,000	108,011
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)		347,000	291,673
Scripps Escrow, Inc. 5.875% 7/15/27 (b)		36,000	30,330
SES Global Americas Holdings GP 5.3% 3/25/44 (b)		2,000,000	1,446,812
Sinclair Television Group, Inc. 4.125% 12/1/30 (b)		163,000	114,508
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)		370,000	299,373
4% 7/15/28 (b)		515,000	460,148
4.125% 7/1/30 (b)		855,000	721,406
5% 8/1/27 (b)		788,000	748,670
5.5% 7/1/29 (b)		1,283,000	1,192,112
TEGNA, Inc.:
4.625% 3/15/28		416,000	378,323
4.75% 3/15/26 (b)		225,000	216,601
5% 9/15/29		189,000	167,964
Time Warner Cable LLC:
5.5% 9/1/41		8,936,000	7,391,700
5.875% 11/15/40		7,708,000	6,663,419
6.55% 5/1/37		8,522,000	8,047,830
7.3% 7/1/38		6,402,000	6,403,744
Univision Communications, Inc. 4.5% 5/1/29 (b)		415,000	364,131
Videotron Ltd.:
3.625% 6/15/29 (b)		130,000	114,092
5.125% 4/15/27 (b)		120,000	116,102
5.375% 6/15/24 (b)		88,000	87,688
Virgin Media Secured Finance PLC:
4.25% 1/15/30 (Reg. S)	GBP	1,500,000	1,586,029
5.5% 5/15/29 (b)		175,000	164,600
VZ Secured Financing BV 5% 1/15/32 (b)		2,441,000	1,999,278
Ziggo BV:
2.875% 1/15/30 (Reg. S)	EUR	300,000	275,499
4.875% 1/15/30 (b)		115,000	98,431
			181,703,208
Wireless Telecommunication Services - 0.1%
Digicel Group Ltd. 6.75% (b)(d)		500,000	10,000
Digicel International Finance Ltd. / Digicel International Holdings Ltd.:
8% (b)(d)		2,650,000	53,000
8.75% 5/25/24 (b)		300,000	275,250
8.75% 5/25/24 (b)		400,000	368,000
13% 12/31/25 pay-in-kind (b)		2,295,045	1,560,631
Intelsat Jackson Holdings SA:
5.5% (c)(d)		2,500,000	0
6.5% 3/15/30 (b)		510,000	472,597
9.75% (b)(c)(d)		5,500,000	1
Millicom International Cellular SA:
4.5% 4/27/31 (b)		200,000	159,300
5.125% 1/15/28 (b)		346,500	312,716
Rogers Communications, Inc.:
3.2% 3/15/27		4,297,000	4,005,439
3.8% 3/15/32		3,750,000	3,264,145
4.55% 3/15/52		20,000	15,866
Sprint Corp.:
7.125% 6/15/24		2,950,000	2,963,856
7.625% 2/15/25		8,855,000	8,990,809
7.625% 3/1/26		35,000	36,293
T-Mobile U.S.A., Inc.:
2.625% 4/15/26		220,000	206,713
2.625% 2/15/29		275,000	242,196
3% 2/15/41		3,775,000	2,662,958
3.375% 4/15/29		3,475,000	3,149,775
3.75% 4/15/27		7,970,000	7,598,668
3.875% 4/15/30		28,506,000	26,183,189
5.05% 7/15/33		165,000	159,983
5.2% 1/15/33		215,000	211,706
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		495,000	416,134
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S) (e)	GBP	600,000	730,959
6.25% 10/3/78 (Reg. S) (e)		595,000	588,294
			64,638,478
TOTAL COMMUNICATION SERVICES			340,796,392
CONSUMER DISCRETIONARY - 0.5%
Automobile Components - 0.0%
Adient Global Holdings Ltd.:
4.875% 8/15/26 (b)		2,200,000	2,118,128
7% 4/15/28 (b)		293,000	297,897
Allison Transmission, Inc.:
3.75% 1/30/31 (b)		86,000	71,829
4.75% 10/1/27 (b)		7,000	6,603
5.875% 6/1/29 (b)		326,000	315,525
American Axle & Manufacturing, Inc.:
5% 10/1/29		160,000	132,455
6.5% 4/1/27		59,000	56,915
6.875% 7/1/28		346,000	318,382
Aptiv PLC / Aptiv Corp. 3.25% 3/1/32		1,115,000	947,781
Clarios Global LP 6.75% 5/15/25 (b)		87,000	87,216
Clarios Global LP / Clarios U.S. Finance Co.:
6.25% 5/15/26 (b)		382,000	379,897
6.75% 5/15/28 (b)		105,000	105,942
Cooper Standard Auto, Inc.:
10.625% 5/15/27 pay-in-kind (b)(e)		136,706	101,169
13.5% 3/31/27 pay-in-kind (b)(e)		193,752	207,382
Dana Financing Luxembourg SARL 5.75% 4/15/25 (b)		60,000	59,419
Dana, Inc.:
4.5% 2/15/32		115,000	94,294
5.625% 6/15/28		637,000	607,125
Hertz Corp. 4.625% 12/1/26 (b)		372,000	327,868
Lear Corp. 2.6% 1/15/32		5,000	3,888
Macquarie AirFinance Holdings:
8.125% 3/30/29 (b)		100,000	101,915
8.375% 5/1/28 (b)		130,000	133,276
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	300,000	325,345
Schaeffler AG 3.375% 10/12/28 (Reg. S)	EUR	600,000	614,201
Tenneco, Inc. 8% 11/17/28 (b)		1,375,000	1,132,051
The Goodyear Tire & Rubber Co.:
5% 7/15/29		340,000	310,198
5.25% 4/30/31		482,000	421,805
5.25% 7/15/31		117,000	101,498
9.5% 5/31/25		10,000	10,175
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	800,000	790,251
			10,180,430
Automobiles - 0.1%
Ford Motor Co.:
3.25% 2/12/32		1,945,000	1,551,261
4.75% 1/15/43		2,340,000	1,813,137
5.291% 12/8/46		2,060,000	1,674,481
6.1% 8/19/32		6,525,000	6,354,932
9.625% 4/22/30		481,000	550,974
General Motors Co.:
5.95% 4/1/49		10,000	9,119
6.25% 10/2/43		9,020,000	8,677,941
6.6% 4/1/36		775,000	794,078
6.75% 4/1/46		465,000	472,100
General Motors Financial Co., Inc.:
2.4% 4/10/28		1,895,000	1,657,814
2.7% 6/10/31		570,000	457,751
3.6% 6/21/30		303,000	265,476
3.8% 4/7/25		15,000	14,574
4% 1/15/25		5,695,000	5,571,231
5.15% 8/15/26 (Reg. S)	GBP	250,000	310,043
5.85% 4/6/30		2,471,000	2,463,489
Hyundai Capital America:
1.5% 6/15/26 (b)		367,000	329,917
1.8% 10/15/25 (b)		120,000	111,560
2.375% 10/15/27 (b)		32,000	28,187
3% 2/10/27 (b)		252,000	231,888
Thor Industries, Inc. 4% 10/15/29 (b)		150,000	128,723
			33,468,676
Broadline Retail - 0.0%
Amazon.com, Inc.:
2.5% 6/3/50		250,000	156,223
3.6% 4/13/32		335,000	308,086
3.95% 4/13/52		282,000	232,171
John Lewis PLC 6.125% 1/21/25	GBP	1,616,000	2,016,148
Kohl's Corp. 4.25% 7/17/25		20,000	19,240
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		282,000	265,052
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	1,000,000	1,189,847
Match Group Holdings II LLC:
3.625% 10/1/31 (b)		170,000	138,975
4.125% 8/1/30 (b)		70,000	60,913
Nordstrom, Inc.:
2.3% 4/8/24		12,000	11,820
4.375% 4/1/30		718,000	596,972
Shutterfly Finance LLC:
8.5% 10/1/27 pay-in-kind (b)(e)		38,441	26,140
9.75% 10/1/27 (b)		4,660	4,613
			5,026,200
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc.:
3.875% 11/15/29 (b)		70,000	60,612
4% 1/15/28 (b)		262,000	241,154
Inchcape PLC 6.5% 6/9/28 (Reg. S)	GBP	500,000	638,060
Ritchie Bros. Holdings, Inc.:
6.75% 3/15/28 (b)		200,000	203,692
7.75% 3/15/31 (b)		204,000	211,670
			1,355,188
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		445,000	417,474
California Institute of Technology 3.65% 9/1/19		535,000	339,654
ERAC U.S.A. Finance LLC:
3.3% 12/1/26 (b)		8,865,000	8,350,566
7% 10/15/37 (b)		8,000	8,881
Massachusetts Institute of Technology:
2.989% 7/1/50		1,340,000	919,646
5.6% 7/1/11		400,000	418,276
President and Fellows of Harvard College:
3.15% 7/15/46		315,000	225,790
3.3% 7/15/56		190,000	133,647
3.745% 11/15/52		720,000	567,924
Service Corp. International 5.125% 6/1/29		565,000	539,575
Sotheby's 7.375% 10/15/27 (b)		95,000	87,120
Thomas Jefferson University 3.847% 11/1/57		2,575,000	1,751,912
Trustees of Boston University 4.061% 10/1/48		450,000	366,548
University of Miami 4.063% 4/1/52		102,000	80,920
University of Pennsylvania Trustees:
2.396% 10/1/50		495,000	290,166
3.61% 2/15/2119		285,000	187,463
University of Southern California:
3.226% 10/1/20		23,000	12,993
3.841% 10/1/47		715,000	573,746
4.976% 10/1/53		1,082,000	1,030,890
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		159,000	149,441
Washington University:
3.524% 4/15/54		2,630,000	1,935,253
4.349% 4/15/22		2,340,000	1,808,108
Yale University 2.402% 4/15/50		2,140,000	1,289,709
			21,485,702
Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)		186,000	171,201
4% 10/15/30 (b)		5,257,000	4,531,968
4.375% 1/15/28 (b)		280,000	259,867
5.75% 4/15/25 (b)		90,000	89,701
Aramark Services, Inc.:
5% 4/1/25 (b)		32,000	31,755
5% 2/1/28 (b)		2,110,000	1,996,801
Boyd Gaming Corp. 4.75% 12/1/27		443,000	419,383
Boyne U.S.A., Inc. 4.75% 5/15/29 (b)		325,000	293,806
Brinker International, Inc. 8.25% 7/15/30 (b)		1,825,000	1,832,099
Caesars Entertainment, Inc.:
4.625% 10/15/29 (b)		875,000	768,867
6.25% 7/1/25 (b)		896,000	890,842
7% 2/15/30 (b)		2,625,000	2,627,362
Carnival Corp.:
4% 8/1/28 (b)		530,000	481,359
5.75% 3/1/27 (b)		1,100,000	1,045,362
7.625% 3/1/26 (b)		1,050,000	1,055,797
9.875% 8/1/27 (b)		319,000	333,366
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (b)		241,000	262,063
CCM Merger, Inc. 6.375% 5/1/26 (b)		420,000	403,238
Cedar Fair LP 5.25% 7/15/29		456,000	416,943
Cedar Fair LP/Canada's Wonderland Co.:
5.5% 5/1/25 (b)		17,000	16,927
6.5% 10/1/28		160,000	157,632
Churchill Downs, Inc.:
4.75% 1/15/28 (b)		170,000	158,047
6.75% 5/1/31 (b)		55,000	54,042
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (b)		1,300,000	1,154,985
6.75% 1/15/30 (b)		801,000	675,923
Garden SpinCo Corp. 8.625% 7/20/30 (b)		45,000	47,235
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		1,200,000	1,202,556
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)		367,000	308,223
3.75% 5/1/29 (b)		688,000	617,857
4% 5/1/31 (b)		1,156,000	1,017,064
4.875% 1/15/30		63,000	59,296
5.375% 5/1/25 (b)		41,000	40,711
5.75% 5/1/28 (b)		25,000	24,632
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		40,000	38,899
Hyatt Hotels Corp. 5.75% 1/30/27		1,245,000	1,260,017
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	485,000	548,691
International Game Technology PLC:
5.25% 1/15/29 (b)		200,000	188,675
6.25% 1/15/27 (b)		200,000	199,604
6.5% 2/15/25 (b)		428,000	427,920
Marriott International, Inc.:
3.125% 6/15/26		1,390,000	1,314,562
4.9% 4/15/29		925,000	905,217
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29 (b)		74,000	62,218
4.75% 1/15/28		129,000	113,522
McDonald's Corp. 5.45% 8/14/53		500,000	492,682
MGM Resorts International:
4.625% 9/1/26		620,000	595,337
4.75% 10/15/28		230,000	212,762
5.5% 4/15/27		2,496,000	2,418,140
5.75% 6/15/25		118,000	117,329
6.75% 5/1/25		127,000	127,254
NCL Corp. Ltd.:
5.875% 3/15/26 (b)		650,000	615,875
5.875% 2/15/27 (b)		155,000	150,056
8.375% 2/1/28 (b)		105,000	108,617
NCL Finance Ltd. 6.125% 3/15/28 (b)		40,000	36,295
Ontario Gaming GTA LP 8% 8/1/30 (b)		60,000	60,607
Premier Entertainment Sub LLC 5.875% 9/1/31 (b)		1,200,000	853,317
Raising Cane's Restaurants LLC 9.375% 5/1/29 (b)		150,000	157,507
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)		100,000	96,211
5.5% 8/31/26 (b)		1,330,000	1,293,820
7.25% 1/15/30 (b)		370,000	376,875
8.25% 1/15/29 (b)		272,000	284,481
9.25% 1/15/29 (b)		519,000	553,626
11.625% 8/15/27 (b)		255,000	276,555
Sands China Ltd.:
5.375% 8/8/25		625,000	610,028
5.65% 8/8/28		3,340,000	3,194,276
Six Flags Entertainment Corp. 5.5% 4/15/27 (b)		182,000	173,987
Six Flags Theme Park, Inc. 7% 7/1/25 (b)		29,000	29,100
Starbucks Corp. 4.8% 2/15/33		93,000	91,517
Station Casinos LLC 4.5% 2/15/28 (b)		292,000	264,099
Travel+Leisure Co. 6% 4/1/27		30,000	29,086
Vail Resorts, Inc. 6.25% 5/15/25 (b)		114,000	113,674
Viking Cruises Ltd. 5.875% 9/15/27 (b)		1,350,000	1,270,998
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	720,000	804,615
3.375% 10/16/25 (Reg. S)	GBP	1,870,000	2,253,138
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (b)		249,000	237,143
5.5% 3/1/25 (b)		80,000	79,036
Wynn Macau Ltd. 5.5% 1/15/26 (b)		1,350,000	1,277,438
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.:
5.125% 10/1/29 (b)		540,000	486,334
7.125% 2/15/31 (b)		315,000	313,592
Yum! Brands, Inc.:
3.625% 3/15/31		430,000	369,324
4.625% 1/31/32		310,000	278,768
4.75% 1/15/30 (b)		283,000	263,036
5.35% 11/1/43		50,000	45,688
			49,518,458
Household Durables - 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)		500,000	422,240
CD&R Smokey Buyer, Inc. 6.75% 7/15/25 (b)		181,000	175,069
Century Communities, Inc.:
3.875% 8/15/29 (b)		135,000	117,177
6.75% 6/1/27		250,000	250,042
Lennar Corp.:
4.75% 11/29/27		9,350,000	9,160,573
5% 6/15/27		12,100,000	11,917,129
LGI Homes, Inc. 8.75% 12/15/28 (b)		85,000	87,431
M.D.C. Holdings, Inc.:
2.5% 1/15/31		23,000	17,755
3.85% 1/15/30		89,000	77,033
Newell Brands, Inc.:
4.7% 4/1/26		456,000	440,199
6.375% 4/1/36 (f)		301,000	265,826
6.625% 9/15/29		751,000	731,928
SWF Escrow Issuer Corp. 6.5% 10/1/29 (b)		850,000	533,375
Tempur Sealy International, Inc.:
3.875% 10/15/31 (b)		120,000	96,421
4% 4/15/29 (b)		1,716,000	1,485,302
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,015,000	920,459
Toll Brothers Finance Corp.:
4.35% 2/15/28		29,675,000	28,213,590
4.875% 3/15/27		7,198,000	7,068,817
TopBuild Corp. 4.125% 2/15/32 (b)		815,000	696,472
			62,676,838
Leisure Products - 0.0%
Hasbro, Inc. 3.9% 11/19/29		5,000	4,496
Mattel, Inc. 6.2% 10/1/40		115,000	107,962
			112,458
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
4.5% 3/1/28		108,000	99,359
4.625% 11/15/29 (b)		285,000	256,671
4.75% 3/1/30		36,000	32,273
5% 2/15/32 (b)		80,000	69,781
AutoNation, Inc. 4.75% 6/1/30		953,000	884,196
AutoZone, Inc.:
1.65% 1/15/31		505,000	394,083
3.75% 4/18/29		1,400,000	1,291,076
4% 4/15/30		7,024,000	6,499,698
6.25% 11/1/28		440,000	457,714
Bath & Body Works, Inc.:
5.25% 2/1/28		22,000	21,138
6.625% 10/1/30 (b)		910,000	900,710
6.75% 7/1/36		200,000	185,988
6.875% 11/1/35		52,000	49,197
7.5% 6/15/29		682,000	700,257
Foot Locker, Inc. 4% 10/1/29 (b)		60,000	48,433
Gap, Inc.:
3.625% 10/1/29 (b)		353,000	290,610
3.875% 10/1/31 (b)		1,340,000	1,058,380
Group 1 Automotive, Inc. 4% 8/15/28 (b)		315,000	283,874
LCM Investments Holdings:
4.875% 5/1/29 (b)		50,000	43,692
8.25% 8/1/31 (b)		65,000	65,339
Lithia Motors, Inc.:
3.875% 6/1/29 (b)		245,000	215,972
4.375% 1/15/31 (b)		48,000	41,365
4.625% 12/15/27 (b)		11,000	10,224
Lowe's Companies, Inc.:
1.7% 10/15/30		120,000	95,732
2.625% 4/1/31		87,000	73,104
2.8% 9/15/41		785,000	533,421
3.75% 4/1/32		1,904,000	1,703,656
4.25% 4/1/52		7,251,000	5,693,196
4.45% 4/1/62		6,910,000	5,348,492
5.625% 4/15/53		572,000	556,409
Michaels Companies, Inc.:
5.25% 5/1/28 (b)		110,000	80,292
7.875% 5/1/29 (b)		771,000	438,298
O'Reilly Automotive, Inc.:
1.75% 3/15/31		938,000	735,705
3.6% 9/1/27		5,000	4,738
3.9% 6/1/29		600,000	563,014
4.7% 6/15/32		495,000	472,571
Penske Automotive Group, Inc. 3.75% 6/15/29		312,000	270,593
PetSmart, Inc. / PetSmart Finance Corp. 4.75% 2/15/28 (b)		537,000	491,090
Sonic Automotive, Inc. 4.625% 11/15/29 (b)		268,000	236,236
Staples, Inc.:
7.5% 4/15/26 (b)		187,000	165,494
10.75% 4/15/27 (b)		174,000	113,168
The Home Depot, Inc.:
1.875% 9/15/31		178,000	143,287
3.5% 9/15/56		152,000	108,994
3.625% 4/15/52		400,000	300,161
4.25% 4/1/46		140,000	118,680
4.5% 9/15/32		265,000	259,780
4.875% 2/15/44		1,150,000	1,071,363
5.875% 12/16/36		300,000	320,500
Triton Container International Ltd. 1.15% 6/7/24 (b)		277,000	269,461
Valvoline, Inc. 4.25% 2/15/30 (b)		357,000	352,709
			34,420,174
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)		120,000	98,100
Hanesbrands, Inc. 4.875% 5/15/26 (b)		55,000	51,826
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		40,000	34,600
Levi Strauss & Co. 3.5% 3/1/31 (b)		170,000	142,375
Tapestry, Inc.:
3.05% 3/15/32		14,311,000	10,700,402
7% 11/27/26		2,553,000	2,580,531
7.05% 11/27/25		946,000	957,720
7.35% 11/27/28		3,163,000	3,187,116
7.7% 11/27/30		3,163,000	3,206,468
7.85% 11/27/33		3,283,000	3,334,164
The William Carter Co. 5.625% 3/15/27 (b)		1,103,000	1,069,650
Wolverine World Wide, Inc. 4% 8/15/29 (b)		170,000	130,987
			25,493,939
TOTAL CONSUMER DISCRETIONARY			243,738,063
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36		3,923,000	3,738,249
4.9% 2/1/46		11,035,000	10,218,547
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36		9,871,000	9,406,132
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		200,000	184,653
4.375% 4/15/38		641,000	579,724
5.8% 1/23/59 (Reg. S)		6,509,000	6,797,930
Bacardi Ltd. 4.45% 5/15/25 (b)		6,230,000	6,095,740
Central American Bottling Corp. 5.25% 4/27/29 (b)		66,000	60,027
Constellation Brands, Inc.:
2.25% 8/1/31		1,285,000	1,034,082
3.7% 12/6/26		1,200,000	1,152,347
4.4% 11/15/25		805,000	788,657
4.5% 5/9/47		55,000	45,582
4.65% 11/15/28		292,000	285,449
Diageo Capital PLC 3.875% 4/29/43		200,000	162,648
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26		14,000	13,037
3.43% 6/15/27		6,000	5,666
Molson Coors Beverage Co. 4.2% 7/15/46		92,000	72,960
PepsiCo, Inc. 2.75% 10/21/51		360,000	235,754
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)		220,000	195,196
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		1,873,000	1,603,756
			42,676,136
Consumer Staples Distribution & Retail - 0.0%
7-Eleven, Inc.:
0.95% 2/10/26 (b)		70,000	63,618
1.8% 2/10/31 (b)		257,000	200,876
2.5% 2/10/41 (b)		102,000	65,422
2.8% 2/10/51 (b)		124,000	73,076
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		954,000	845,522
4.625% 1/15/27 (b)		1,120,000	1,075,991
4.875% 2/15/30 (b)		644,000	602,147
5.875% 2/15/28 (b)		32,000	31,570
6.5% 2/15/28 (b)		1,110,000	1,114,589
Alimentation Couche-Tard, Inc.:
3.439% 5/13/41 (b)		13,000	9,177
3.625% 5/13/51 (b)		14,000	9,232
Bellis Acquisition Co. PLC 4.5% 2/16/26 (b)	GBP	975,000	1,147,769
Bellis Finco PLC 4% 2/16/27 (b)	GBP	9,000,000	9,559,461
C&S Group Enterprises LLC 5% 12/15/28 (b)		2,110,000	1,698,550
CVS Lease-Backed Pass-Through Certificates 8.353% 7/10/31 (b)		6,081	6,607
Kroger Co.:
2.65% 10/15/26		430,000	400,717
7.7% 6/1/29		26,000	28,850
Performance Food Group, Inc.:
4.25% 8/1/29 (b)		205,000	183,346
5.5% 10/15/27 (b)		157,000	151,959
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	200,000	222,928
Target Corp.:
4% 7/1/42		100,000	84,646
4.8% 1/15/53		399,000	365,759
Tesco Corporate Treasury Services PLC:
2.75% 4/27/30 (Reg. S)	GBP	615,000	654,812
5.5% 2/27/35 (Reg. S)	GBP	230,000	276,795
U.S. Foods, Inc.:
4.625% 6/1/30 (b)		55,000	49,622
7.25% 1/15/32 (b)		110,000	112,545
			19,035,586
Food Products - 0.2%
Archer Daniels Midland Co. 4.5% 3/15/49		35,000	30,445
B&G Foods, Inc. 5.25% 9/15/27		2,300,000	2,002,267
Bunge Ltd. Finance Corp. 2.75% 5/14/31		310,000	262,145
Campbell Soup Co. 4.15% 3/15/28		129,000	123,971
Cargill, Inc. 4.375% 4/22/52 (b)		220,000	187,022
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)		442,000	429,206
6% 6/15/30 (b)		255,000	246,199
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27		6,705,000	6,034,299
3% 2/2/29		390,000	333,389
3% 5/15/32		6,735,000	5,248,591
3.625% 1/15/32		1,194,000	977,056
3.75% 12/1/31		1,040,000	861,777
4.375% 2/2/52		1,620,000	1,111,170
5.125% 2/1/28		8,005,000	7,771,752
5.5% 1/15/30		16,270,000	15,421,508
5.75% 4/1/33		6,505,000	6,142,856
6.5% 12/1/52		1,000,000	927,641
JBS U.S.A. Lux. SA / JBS U.S.A. Food 6.75% 3/15/34 (b)		590,000	593,039
JDE Peet's BV 2.25% 9/24/31 (b)		1,400,000	1,074,130
Kraft Heinz Foods Co.:
4.375% 6/1/46		1,780,000	1,451,295
7.125% 8/1/39 (b)		9,093,000	10,067,000
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)		560,000	501,321
4.375% 1/31/32 (b)		1,258,000	1,096,469
4.875% 5/15/28 (b)		405,000	387,265
Mead Johnson Nutrition Co. 4.6% 6/1/44		29,000	25,101
Pilgrim's Pride Corp.:
3.5% 3/1/32		3,025,000	2,448,738
4.25% 4/15/31		3,130,000	2,710,684
6.25% 7/1/33		415,000	408,626
6.875% 5/15/34		1,000,000	1,020,058
Post Holdings, Inc.:
4.625% 4/15/30 (b)		611,000	545,866
5.5% 12/15/29 (b)		1,595,000	1,499,351
5.75% 3/1/27 (b)		90,000	88,452
Simmons Foods, Inc. 4.625% 3/1/29 (b)		895,000	742,892
TreeHouse Foods, Inc. 4% 9/1/28		505,000	429,588
Viterra Finance BV 3.2% 4/21/31 (b)		200,000	166,219
			73,367,388
Household Products - 0.0%
Central Garden & Pet Co.:
4.125% 10/15/30		256,000	219,319
4.125% 4/30/31 (b)		621,000	524,010
5.125% 2/1/28		15,000	14,266
Energizer Holdings, Inc.:
4.375% 3/31/29 (b)		393,000	338,957
4.75% 6/15/28 (b)		150,000	134,080
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	440,000	487,480
Spectrum Brands Holdings, Inc.:
5% 10/1/29 (b)		389,000	358,928
5.5% 7/15/30 (b)		110,000	102,683
			2,179,723
Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		110,000	111,887
Edgewell Personal Care Co.:
4.125% 4/1/29 (b)		61,000	53,817
5.5% 6/1/28 (b)		313,000	298,133
Estee Lauder Companies, Inc.:
2.6% 4/15/30		120,000	103,204
3.125% 12/1/49		52,000	35,045
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625% 7/15/30 (b)		215,000	216,120
Kenvue, Inc.:
5.05% 3/22/53		125,000	119,630
5.1% 3/22/43		140,000	136,357
Prestige Brands, Inc. 5.125% 1/15/28 (b)		125,000	118,788
			1,192,981
Tobacco - 0.1%
Altria Group, Inc.:
2.45% 2/4/32		458,000	359,724
3.4% 2/4/41		7,108,000	4,908,224
4.25% 8/9/42		490,000	374,496
4.5% 5/2/43		265,000	209,048
4.8% 2/14/29		408,000	398,134
5.8% 2/14/39		131,000	128,847
6.2% 11/1/28		67,000	68,939
6.875% 11/1/33		4,780,000	5,074,035
BAT Capital Corp.:
2.125% 8/15/25	GBP	124,000	147,047
2.259% 3/25/28		1,008,000	883,047
3.557% 8/15/27		871,000	815,332
3.984% 9/25/50		166,000	111,721
4.39% 8/15/37		2,890,000	2,334,603
4.54% 8/15/47		8,757,000	6,409,130
4.7% 4/2/27		425,000	414,880
4.758% 9/6/49		1,055,000	787,328
6.343% 8/2/30		1,270,000	1,303,701
6.421% 8/2/33		3,690,000	3,757,141
7.081% 8/2/53		1,011,000	1,025,618
BAT International Finance PLC:
4.448% 3/16/28		8,700,000	8,345,471
5.931% 2/2/29		395,000	401,053
Imperial Tobacco Finance PLC 6.125% 7/27/27 (b)		348,000	352,749
Philip Morris International, Inc.:
3.125% 3/2/28		25,000	23,193
3.875% 8/21/42		830,000	651,930
4.125% 3/4/43		146,000	115,919
4.375% 11/15/41		692,000	578,339
4.875% 2/15/28		145,000	143,397
5.125% 11/17/27		171,000	171,122
5.125% 2/15/30		14,955,000	14,755,716
5.25% 9/7/28		485,000	487,150
5.375% 2/15/33		1,352,000	1,331,396
			56,868,430
TOTAL CONSUMER STAPLES			195,320,244
ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
2.061% 12/15/26		35,000	31,998
4.08% 12/15/47		56,000	44,710
5.125% 9/15/40		26,000	24,884
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (b)		110,000	110,315
Guara Norte SARL 5.198% 6/15/34 (b)		176,852	155,154
Halliburton Co.:
4.75% 8/1/43		427,000	377,214
7.6% 8/15/96 (b)		8,000	9,007
Nabors Industries, Inc. 7.375% 5/15/27 (b)		175,000	169,202
Noble Finance II LLC 8% 4/15/30 (b)		165,000	169,336
NuStar Logistics LP:
5.625% 4/28/27		58,000	57,095
5.75% 10/1/25		60,000	59,590
6% 6/1/26		324,000	322,928
6.375% 10/1/30		19,000	18,525
Precision Drilling Corp. 7.125% 1/15/26 (b)		369,000	366,756
Schlumberger Holdings Corp. 3.9% 5/17/28 (b)		172,000	163,304
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		305,000	312,488
Technip Energies NV 1.125% 5/28/28	EUR	280,000	267,989
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		90,000	88,865
Transocean, Inc.:
8.75% 2/15/30 (b)		175,750	179,491
11.5% 1/30/27 (b)		140,000	145,600
U.S.A. Compression Partners LP:
6.875% 4/1/26		115,000	114,350
6.875% 9/1/27		102,000	100,687
Valaris Ltd. 8.375% 4/30/30 (b)		170,000	171,015
			3,460,503
Oil, Gas & Consumable Fuels - 1.0%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)		125,000	125,625
Aker BP ASA:
3.1% 7/15/31 (b)		2,295,000	1,899,447
6% 6/13/33 (b)		250,000	250,433
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (b)		85,000	79,598
5.75% 3/1/27 (b)		1,250,000	1,223,046
5.75% 1/15/28 (b)		435,000	420,785
7.875% 5/15/26 (b)		1,348,000	1,374,444
Antero Resources Corp.:
5.375% 3/1/30 (b)		458,000	428,972
7.625% 2/1/29 (b)		3,710,000	3,799,489
Apache Corp.:
4.25% 1/15/30		575,000	522,439
4.75% 4/15/43		107,000	80,182
5.25% 2/1/42		710,000	570,648
Ascent Resources - Utica LLC/ARU Finance Corp. 7% 11/1/26 (b)		1,530,000	1,508,914
Baytex Energy Corp.:
8.5% 4/30/30 (b)		134,000	137,030
8.75% 4/1/27 (b)		271,000	278,002
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625% 7/15/26 (b)		215,000	211,012
Buckeye Partners LP:
4.125% 12/1/27		534,000	493,216
4.5% 3/1/28 (b)		135,000	123,173
California Resources Corp. 7.125% 2/1/26 (b)		228,000	229,379
Cenovus Energy, Inc.:
3.75% 2/15/52		3,795,000	2,631,090
5.25% 6/15/37		1,199,000	1,089,611
Centennial Resource Production LLC:
5.375% 1/15/26 (b)		95,000	91,895
5.875% 7/1/29 (b)		60,000	57,300
7% 1/15/32 (b)		110,000	110,301
Cheniere Corpus Christi Holdings LLC:
2.742% 12/31/39		429,000	327,917
3.7% 11/15/29		808,000	736,390
5.125% 6/30/27		1,579,000	1,564,084
Cheniere Energy Partners LP:
3.25% 1/31/32		1,580,000	1,300,781
4% 3/1/31		1,710,000	1,508,405
4.5% 10/1/29		1,427,000	1,331,249
5.95% 6/30/33 (b)		837,000	830,463
Chesapeake Energy Corp.:
5.5% 2/1/26 (b)		330,000	323,489
5.875% 2/1/29 (b)		105,000	100,817
6.75% 4/15/29 (b)		396,000	394,591
Chord Energy Corp. 6.375% 6/1/26 (b)		280,000	278,194
Citgo Petroleum Corp. 7% 6/15/25 (b)		1,275,000	1,261,273
Civitas Resources, Inc.:
8.375% 7/1/28 (b)		899,000	920,748
8.625% 11/1/30 (b)		425,000	440,182
8.75% 7/1/31 (b)		233,000	241,148
CNX Midstream Partners LP 4.75% 4/15/30 (b)		45,000	39,183
CNX Resources Corp. 7.25% 3/14/27 (b)		1,433,000	1,431,682
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)		957,000	960,833
6.036% 11/15/33 (b)		5,180,000	5,226,991
6.497% 8/15/43 (b)		971,000	982,554
6.544% 11/15/53 (b)		1,389,000	1,421,222
6.714% 8/15/63 (b)		831,000	857,281
Comstock Resources, Inc.:
5.875% 1/15/30 (b)		32,000	27,758
6.75% 3/1/29 (b)		591,000	544,114
ConocoPhillips Co.:
3.758% 3/15/42		525,000	417,394
3.8% 3/15/52		390,000	297,154
4.025% 3/15/62		578,000	436,535
5.05% 9/15/33		3,055,000	3,017,845
5.55% 3/15/54		1,170,000	1,165,954
Continental Resources, Inc. 5.75% 1/15/31 (b)		770,000	747,293
Coterra Energy, Inc. 3.9% 5/15/27		100,000	95,319
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)		40,000	38,400
CVR Energy, Inc.:
5.25% 2/15/25 (b)		330,000	325,137
5.75% 2/15/28 (b)		40,000	36,988
DCP Midstream Operating LP:
5.125% 5/15/29		355,000	348,988
5.375% 7/15/25		345,000	344,428
5.6% 4/1/44		3,773,000	3,514,883
5.625% 7/15/27		260,000	262,291
Devon Energy Corp.:
5.6% 7/15/41		1,000,000	921,250
5.875% 6/15/28		476,000	477,454
Diamondback Energy, Inc.:
3.125% 3/24/31		5,057,000	4,355,954
3.25% 12/1/26		7,774,000	7,371,878
3.5% 12/1/29		3,942,000	3,563,271
6.25% 3/15/33		2,200,000	2,277,569
DT Midstream, Inc.:
4.125% 6/15/29 (b)		327,000	293,571
4.3% 4/15/32 (b)		40,000	34,677
4.375% 6/15/31 (b)		148,000	129,866
Ecopetrol SA:
6.875% 4/29/30		1,534,000	1,447,943
8.625% 1/19/29		3,555,000	3,672,137
8.875% 1/13/33		1,200,000	1,231,440
EG Global Finance PLC:
11% 11/30/28 (b)	EUR	3,800,000	4,239,211
12% 11/30/28 (b)		2,790,000	2,901,600
Enbridge, Inc. 8.5% 1/15/84 (e)		3,305,000	3,315,497
Encino Acquisition Partners Holdings LLC 8.5% 5/1/28 (b)		124,000	120,837
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		1,455,000	1,419,311
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S) (b)		1,411,438	1,290,342
5.375% 3/30/28 (Reg. S) (b)		1,522,000	1,322,618
Energy Transfer LP:
3.75% 5/15/30		2,964,000	2,659,332
3.9% 7/15/26		955,000	916,738
4.75% 1/15/26		850,000	835,437
4.9% 3/15/35		106,000	96,280
4.95% 6/15/28		4,954,000	4,833,292
5% 5/15/50		8,316,000	7,015,460
5.15% 3/15/45		1,115,000	966,279
5.25% 4/15/29		2,803,000	2,753,362
5.3% 4/15/47		225,000	194,902
5.35% 5/15/45		3,537,000	3,083,381
5.4% 10/1/47		8,845,000	7,786,350
5.625% 5/1/27 (b)		26,000	25,546
5.75% 4/1/25		2,031,000	2,021,921
5.75% 2/15/33		201,000	200,161
5.8% 6/15/38		3,282,000	3,133,241
6% 2/1/29 (b)		316,000	311,295
6% 6/15/48		2,369,000	2,253,024
6.125% 12/15/45		2,635,000	2,531,284
6.25% 4/15/49		2,152,000	2,116,610
6.4% 12/1/30		1,082,000	1,123,881
6.5% 2/1/42		124,000	125,520
6.55% 12/1/33		1,624,000	1,698,861
6.625% 10/15/36		900,000	924,406
7.375% 2/1/31 (b)		115,000	118,227
8% 4/1/29 (b)		69,000	71,472
Eni U.S.A., Inc. 7.3% 11/15/27		14,000	14,861
EnLink Midstream LLC 5.625% 1/15/28 (b)		595,000	577,299
EnLink Midstream Partners LP:
4.15% 6/1/25		22,000	21,569
4.85% 7/15/26		48,000	46,708
5.6% 4/1/44		56,000	47,719
Enterprise Products Operating LP:
3.125% 7/31/29		1,080,000	977,213
4.85% 3/15/44		3,215,000	2,928,278
5.25% 8/16/77 (e)		43,000	39,409
5.75% 3/1/35		23,000	22,786
EOG Resources, Inc. 3.9% 4/1/35		205,000	179,820
EQM Midstream Partners LP:
4% 8/1/24		65,000	63,634
4.125% 12/1/26		35,000	33,073
4.5% 1/15/29 (b)		147,000	134,119
4.75% 1/15/31 (b)		298,000	265,408
5.5% 7/15/28		204,000	198,284
6% 7/1/25 (b)		12,000	11,907
6.5% 7/1/27 (b)		518,000	518,824
6.5% 7/15/48		220,000	202,388
7.5% 6/1/27 (b)		290,000	296,405
7.5% 6/1/30 (b)		255,000	263,139
EQT Corp.:
3.625% 5/15/31 (b)		162,000	140,435
3.9% 10/1/27		1,077,000	1,016,688
5% 1/15/29		1,541,000	1,491,287
7% 2/1/30		1,125,000	1,180,463
Equinor ASA:
3.7% 4/6/50		920,000	711,560
3.95% 5/15/43		300,000	247,677
7.15% 11/15/25		17,000	17,551
Exxon Mobil Corp.:
3.095% 8/16/49		125,000	86,702
4.114% 3/1/46		805,000	679,527
4.227% 3/19/40		490,000	435,682
FEL Energy VI SARL 5.75% 12/1/40 (b)		182,793	155,347
FLEX Intermediate Holdco, LLC:
3.363% 6/30/31 (b)		110,000	86,033
4.317% 12/30/39 (b)		47,000	32,531
Galaxy Pipeline Assets BidCo Ltd. 2.16% 3/31/34		509,664	430,365
Genesis Energy LP/Genesis Energy Finance Corp.:
6.25% 5/15/26		31,000	30,355
7.75% 2/1/28		38,000	37,535
8% 1/15/27		283,000	283,260
Global Partners LP/GLP Finance Corp. 7% 8/1/27		505,000	484,035
Gray Oak Pipeline LLC:
2.6% 10/15/25 (b)		109,000	102,062
3.45% 10/15/27 (b)		42,000	38,277
Gulfport Energy Corp.:
8% 5/17/26 (b)		77,982	78,947
8% 5/17/26		273,555	276,939
Gulfstream Natural Gas System LLC 6.19% 11/1/25 (b)		3,640,000	3,632,628
Hess Corp.:
4.3% 4/1/27		840,000	818,226
5.6% 2/15/41		3,136,000	3,153,872
5.8% 4/1/47		4,517,000	4,654,663
7.125% 3/15/33		1,335,000	1,514,291
7.3% 8/15/31		1,849,000	2,087,985
7.875% 10/1/29		5,583,000	6,290,677
Hess Midstream Partners LP:
5.125% 6/15/28 (b)		280,000	267,956
5.5% 10/15/30 (b)		50,000	47,187
5.625% 2/15/26 (b)		832,000	821,600
HF Sinclair Corp.:
5.875% 4/1/26		103,000	103,459
6.375% 4/15/27 (g)		141,000	138,182
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (b)		580,000	545,107
6% 4/15/30 (b)		965,000	900,154
6.25% 4/15/32 (b)		2,075,000	1,916,473
Independence Energy Finance LLC:
7.25% 5/1/26 (b)		277,000	274,923
9.25% 2/15/28 (b)		1,425,000	1,472,595
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		670,000	520,590
5.375% 4/24/30 (Reg. S)		400,000	375,400
Kinder Morgan Energy Partners LP 5.8% 3/15/35		318,000	311,289
Kinder Morgan, Inc.:
3.25% 8/1/50		351,000	223,396
5.55% 6/1/45		326,000	294,901
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S) (b)		31,888	30,772
6.5% 6/30/27 (Reg. S) (b)		34,579	32,454
6.75% 6/30/30 (Reg. S) (b)		19,893	18,028
Magellan Midstream Partners LP:
4.2% 10/3/47		795,000	585,516
4.25% 9/15/46		190,000	141,623
Marathon Petroleum Corp. 3.8% 4/1/28		5,590,000	5,228,236
MEG Energy Corp.:
5.875% 2/1/29 (b)		341,000	325,951
7.125% 2/1/27 (b)		220,000	222,545
MPLX LP:
2.65% 8/15/30		1,960,000	1,638,476
4.125% 3/1/27		505,000	485,112
4.5% 4/15/38		1,125,000	955,615
4.7% 4/15/48		2,335,000	1,898,061
4.8% 2/15/29		2,965,000	2,870,628
4.95% 3/14/52		606,000	505,807
5.2% 3/1/47		3,284,000	2,854,444
5.5% 2/15/49		4,516,000	4,099,030
MV24 Capital BV 6.748% 6/1/34 (b)		168,118	151,041
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)		535,000	508,142
6.75% 9/15/25 (b)		540,000	523,370
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)		63,000	63,237
NGPL PipeCo LLC:
3.25% 7/15/31 (b)		1,197,000	988,625
4.875% 8/15/27 (b)		113,000	108,661
7.768% 12/15/37 (b)		17,000	18,115
Northwest Pipeline Corp. 4% 4/1/27		1,012,000	977,731
Occidental Petroleum Corp.:
3.5% 8/15/29		195,000	169,955
4.3% 8/15/39		70,000	53,355
5.55% 3/15/26		1,410,000	1,405,330
6.45% 9/15/36		4,200,000	4,301,178
6.6% 3/15/46		6,475,000	6,635,386
7.5% 5/1/31		8,296,000	9,031,980
7.875% 9/15/31		116,000	128,069
8.875% 7/15/30		225,000	256,286
ONEOK Partners LP 6.65% 10/1/36		442,000	461,479
ONEOK, Inc.:
3.1% 3/15/30		3,705,000	3,215,533
4.45% 9/1/49		8,645,000	6,694,503
4.95% 7/13/47		705,000	592,221
6.05% 9/1/33		4,345,000	4,423,023
6.625% 9/1/53		266,000	279,317
Ovintiv, Inc.:
5.15% 11/15/41		3,000,000	2,384,030
5.375% 1/1/26		310,000	308,064
8.125% 9/15/30		6,179,000	6,824,767
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28		190,000	182,508
Petrobras Global Finance BV 6.25% 12/14/26	GBP	800,000	992,367
Petroleos Del Peru Petroperu SA 4.75% 6/19/32 (Reg. S)		200,000	139,146
Petroleos Mexicanos:
3.625% 11/24/25 (Reg. S)	EUR	860,000	854,200
3.75% 2/21/24 (Reg. S)	EUR	1,267,000	1,364,814
4.25% 1/15/25		300,000	287,670
4.75% 2/26/29 (Reg. S)	EUR	3,000,000	2,547,090
4.875% 1/18/24		100,000	99,142
4.875% 2/21/28 (Reg. S)	EUR	253,000	227,197
5.35% 2/12/28		90,000	74,489
5.95% 1/28/31		2,932,000	2,185,513
6.5% 3/13/27		36,667,000	32,940,716
6.5% 1/23/29		990,000	827,145
6.625% 6/15/35		614,000	427,805
6.75% 9/21/47		11,150,000	6,800,385
6.84% 1/23/30		9,812,000	7,908,472
6.875% 8/4/26		176,000	165,378
7.69% 1/23/50		79,110,000	52,362,909
10% 2/7/33		488,000	452,474
Phillips 66 Co.:
2.15% 12/15/30		385,000	313,442
3.75% 3/1/28		695,000	655,053
4.65% 11/15/34		29,000	27,137
4.9% 10/1/46		750,000	657,889
Pioneer Natural Resources Co.:
1.125% 1/15/26		83,000	76,209
1.9% 8/15/30		2,470,000	2,025,828
2.15% 1/15/31		285,000	234,494
5.1% 3/29/26		2,975,000	2,966,699
Plains All American Pipeline LP/PAA Finance Corp. 3.55% 12/15/29		2,689,000	2,399,172
PT Pertamina Persero 3.1% 8/27/30 (b)		600,000	521,316
Range Resources Corp.:
4.75% 2/15/30 (b)		24,000	21,890
4.875% 5/15/25		46,000	45,272
8.25% 1/15/29		394,000	408,306
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)		115,000	102,964
4.95% 7/15/29 (b)		245,000	226,146
Sabine Pass Liquefaction LLC:
4.2% 3/15/28		100,000	95,534
4.5% 5/15/30		11,365,000	10,729,626
5% 3/15/27		223,000	220,925
5.625% 3/1/25		1,844,000	1,842,313
5.875% 6/30/26		2,440,000	2,462,736
5.9% 9/15/37		394,000	399,847
Santos Finance Ltd.:
3.649% 4/29/31 (b)		4,800,000	3,967,074
6.875% 9/19/33 (b)		825,000	833,258
Shell International Finance BV:
2.875% 11/26/41		165,000	117,829
3% 11/26/51		95,000	63,006
3.25% 5/11/25		1,465,000	1,427,401
3.625% 8/21/42		343,000	273,010
3.75% 9/12/46		65,000	50,846
4% 5/10/46		87,000	70,753
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		201,000	201,788
SM Energy Co.:
5.625% 6/1/25		43,000	42,396
6.625% 1/15/27		397,000	390,563
6.75% 9/15/26		371,000	366,152
Southwestern Energy Co.:
4.75% 2/1/32		1,192,000	1,063,095
5.375% 2/1/29		589,000	560,436
5.375% 3/15/30		88,000	83,438
5.7% 1/23/25 (f)		5,000	4,987
8.375% 9/15/28		49,000	50,677
Suncor Energy, Inc.:
3.75% 3/4/51		695,000	486,908
6.8% 5/15/38		390,000	408,419
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		425,000	387,363
5.875% 3/15/28		215,000	210,561
6% 4/15/27		464,000	461,302
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)		145,000	133,769
6% 3/1/27 (b)		413,000	397,203
6% 12/31/30 (b)		2,497,000	2,254,605
6% 9/1/31 (b)		225,000	201,747
7.5% 10/1/25 (b)		59,000	59,339
Targa Resources Corp.:
4.2% 2/1/33		1,275,000	1,124,092
5.2% 7/1/27		968,000	960,981
6.125% 3/15/33		1,674,000	1,702,061
6.5% 3/30/34		392,000	407,940
6.5% 2/15/53		6,500,000	6,603,642
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32		30,000	26,075
4.875% 2/1/31		840,000	777,615
5% 1/15/28		178,000	172,866
5.5% 3/1/30		101,000	97,492
6.5% 7/15/27		50,000	50,477
The Williams Companies, Inc.:
3.5% 11/15/30		10,592,000	9,404,616
3.75% 6/15/27		1,635,000	1,549,832
4.65% 8/15/32		6,660,000	6,241,832
4.9% 1/15/45		1,460,000	1,239,831
5.1% 9/15/45		105,000	93,472
5.3% 8/15/52		1,511,000	1,373,345
Total Capital International SA:
2.829% 1/10/30		800,000	712,338
3.127% 5/29/50		347,000	238,887
3.461% 7/12/49		300,000	220,929
TransCanada PipeLines Ltd. 5.1% 3/15/49		25,000	22,292
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		3,285,000	2,899,234
3.95% 5/15/50		103,000	77,290
4% 3/15/28		608,000	575,161
4.6% 3/15/48		751,000	625,117
7.85% 2/1/26		192,000	200,044
TransMontaigne Partners LP 6.125% 2/15/26		776,000	677,145
Valero Energy Corp. 2.15% 9/15/27		36,000	32,182
Var Energi ASA 5% 5/18/27 (b)		5,410,000	5,179,074
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)		706,000	619,061
3.875% 11/1/33 (b)		115,000	94,125
4.125% 8/15/31 (b)		285,000	245,834
6.25% 1/15/30 (b)		160,000	157,019
Venture Global LNG, Inc.:
8.125% 6/1/28 (b)		975,000	966,680
8.375% 6/1/31 (b)		296,000	291,657
9.5% 2/1/29 (b)		744,000	767,656
Viper Energy, Inc.:
5.375% 11/1/27 (b)		1,974,000	1,883,943
7.375% 11/1/31 (b)		730,000	738,761
Vital Energy, Inc.:
9.5% 1/15/25		85,000	85,328
10.125% 1/15/28		125,000	127,279
Western Gas Partners LP:
4.65% 7/1/26		2,085,000	2,024,688
4.75% 8/15/28		1,465,000	1,407,426
6.35% 1/15/29		484,000	496,995
			462,698,485
TOTAL ENERGY			466,158,988
FINANCIALS - 3.1%
Banks - 1.5%
ABN AMRO Bank NV:
2.47% 12/13/29 (b)(e)		3,600,000	3,053,730
4.75% 7/28/25 (b)		737,000	715,424
6.339% 9/18/27 (b)(e)		3,400,000	3,416,976
6.575% 10/13/26 (b)(e)		4,600,000	4,645,573
AIB Group PLC:
2.25% 4/4/28 (Reg. S) (e)	EUR	1,900,000	1,934,345
4.625% 7/23/29 (Reg. S) (e)	EUR	100,000	109,357
6.608% 9/13/29 (b)(e)		500,000	509,640
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (e)	EUR	390,000	401,676
ASB Bank Ltd. 2.375% 10/22/31 (b)		200,000	156,736
Banco Santander SA:
2.746% 5/28/25		200,000	190,252
3.49% 5/28/30		1,000,000	864,605
5.588% 8/8/28		1,400,000	1,390,450
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7529% 6/14/24 (e)(h)		532,000	531,351
1.197% 10/24/26 (e)		1,743,000	1,597,072
1.658% 3/11/27 (e)		4,227,000	3,856,855
1.734% 7/22/27 (e)		155,000	139,916
1.898% 7/23/31 (e)		718,000	563,836
1.922% 10/24/31 (e)		2,615,000	2,044,279
2.087% 6/14/29 (e)		7,407,000	6,368,604
2.299% 7/21/32 (e)		3,678,000	2,886,852
2.496% 2/13/31 (e)		16,862,000	13,995,674
2.572% 10/20/32 (e)		5,255,000	4,182,199
2.592% 4/29/31 (e)		1,430,000	1,188,256
2.651% 3/11/32 (e)		16,511,000	13,426,176
2.676% 6/19/41 (e)		4,333,000	2,939,673
2.687% 4/22/32 (e)		4,511,000	3,664,827
3.366% 1/23/26 (e)		175,000	169,539
3.419% 12/20/28 (e)		255,000	234,245
3.559% 4/23/27 (e)		1,536,000	1,461,332
3.593% 7/21/28 (e)		120,000	112,020
3.705% 4/24/28 (e)		29,000	27,254
3.824% 1/20/28 (e)		525,000	496,845
3.97% 3/5/29 (e)		9,147,000	8,569,495
4.078% 4/23/40 (e)		7,964,000	6,591,577
4.25% 10/22/26		10,727,000	10,369,582
4.271% 7/23/29 (e)		3,660,000	3,456,546
5.202% 4/25/29 (e)		136,000	133,915
5.288% 4/25/34 (e)		4,325,000	4,158,269
5.819% 9/15/29 (e)		4,278,000	4,316,147
5.872% 9/15/34 (e)		1,446,000	1,450,843
6.204% 11/10/28 (e)		97,000	99,185
6.975% 3/7/37		43,000	46,041
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (e)	EUR	2,365,000	2,343,161
2.029% 9/30/27 (b)(e)		1,400,000	1,250,015
6.253% 9/16/26 (b)(e)		285,000	285,048
Bank of Montreal:
3.803% 12/15/32 (e)		10,000	8,938
5.717% 9/25/28		600,000	607,169
Bank of Nova Scotia 3.45% 4/11/25		140,000	136,012
Banque Federative du Credit Mutuel SA:
1.604% 10/4/26 (b)		800,000	718,563
5.79% 7/13/28 (b)		200,000	202,033
Barclays PLC:
2.645% 6/24/31 (e)		2,865,000	2,304,669
2.667% 3/10/32 (e)		10,165,000	8,021,305
2.852% 5/7/26 (e)		10,143,000	9,665,177
4.375% 1/12/26		336,000	326,187
4.836% 5/9/28		6,667,000	6,284,693
4.972% 5/16/29 (e)		15,000,000	14,310,499
5.088% 6/20/30 (e)		13,438,000	12,335,601
5.2% 5/12/26		1,701,000	1,660,984
5.262% 1/29/34 (Reg. S) (e)	EUR	280,000	313,306
5.501% 8/9/28 (e)		445,000	436,223
5.746% 8/9/33 (e)		326,000	314,499
5.829% 5/9/27 (e)		2,670,000	2,652,197
6.224% 5/9/34 (e)		200,000	196,525
6.49% 9/13/29 (e)		990,000	1,001,129
7.385% 11/2/28 (e)		620,000	646,551
7.437% 11/2/33 (e)		2,520,000	2,684,142
8.407% 11/14/32 (Reg. S) (e)	GBP	400,000	522,734
BNP Paribas SA:
1.904% 9/30/28 (b)(e)		400,000	346,366
2.159% 9/15/29 (b)(e)		7,570,000	6,404,521
2.219% 6/9/26 (b)(e)		9,163,000	8,663,392
2.5% 3/31/32 (Reg. S) (e)	EUR	900,000	900,812
3.132% 1/20/33 (b)(e)		3,670,000	2,990,331
5.894% 12/5/34 (b)(e)		1,225,000	1,221,419
BPCE SA:
1.5% 1/13/42 (Reg. S) (e)	EUR	800,000	767,659
3.116% 10/19/32 (b)(e)		500,000	385,019
4.75% 7/19/27 (b)		250,000	241,110
5.125% 1/18/28 (b)		541,000	528,853
5.15% 7/21/24 (b)		1,024,000	1,013,496
6.612% 10/19/27 (b)(e)		1,055,000	1,068,493
6.714% 10/19/29 (b)(e)		540,000	550,987
7.003% 10/19/34 (b)(e)		710,000	731,681
CaixaBank SA 6.684% 9/13/27 (b)(e)		265,000	267,417
Cassa Depositi e Prestiti SpA 5.75% 5/5/26 (b)		1,200,000	1,187,486
Citibank NA 5.803% 9/29/28		500,000	510,002
Citigroup, Inc.:
1.462% 6/9/27 (e)		360,000	324,155
2.52% 11/3/32 (e)		845,000	668,962
2.561% 5/1/32 (e)		5,591,000	4,497,592
2.572% 6/3/31 (e)		6,266,000	5,173,835
2.666% 1/29/31 (e)		15,651,000	13,119,819
2.904% 11/3/42 (e)		495,000	337,728
2.976% 11/5/30 (e)		240,000	207,613
3.07% 2/24/28 (e)		663,000	614,630
3.106% 4/8/26 (e)		73,000	70,388
3.52% 10/27/28 (e)		3,788,000	3,522,663
3.668% 7/24/28 (e)		163,000	152,649
3.887% 1/10/28 (e)		615,000	585,192
3.98% 3/20/30 (e)		19,485,000	17,992,766
4.075% 4/23/29 (e)		585,000	550,030
4.3% 11/20/26		2,202,000	2,124,716
4.412% 3/31/31 (e)		15,729,000	14,581,132
4.45% 9/29/27		4,630,000	4,433,643
4.6% 3/9/26		3,500,000	3,417,492
4.658% 5/24/28 (e)		3,000	2,929
4.75% 5/18/46		10,000,000	8,355,005
5.316% 3/26/41 (e)		244,000	231,186
5.61% 9/29/26 (e)		447,000	446,471
5.875% 7/1/24 (Reg. S)	GBP	615,000	774,373
6.174% 5/25/34 (e)		1,070,000	1,061,779
6.27% 11/17/33 (e)		1,942,000	2,002,713
6.625% 1/15/28		24,000	25,570
6.875% 6/1/25		18,000	18,276
7% 12/1/25		32,000	32,669
Citizens Financial Group, Inc. 2.638% 9/30/32		9,574,000	6,910,823
Commerzbank AG 8.625% 2/28/33 (Reg. S) (e)	GBP	100,000	129,600
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(e)		3,419,000	2,928,560
Credit Agricole SA:
UK Government Bonds 1 Year + 2.180% 6.375% 6/14/31 (Reg. S) (e)(h)	GBP	700,000	913,387
1.25% 10/2/24 (Reg. S)	GBP	300,000	365,189
1.907% 6/16/26 (b)(e)		500,000	469,418
4% 1/10/33 (b)(e)		261,000	234,337
5.301% 7/12/28 (b)		725,000	722,673
6.316% 10/3/29 (b)(e)		655,000	667,568
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (e)	GBP	980,000	1,100,161
3.244% 12/20/25 (b)(e)		200,000	193,264
4.625% 4/13/27 (Reg. S) (e)	GBP	300,000	368,858
4.75% 6/21/30 (Reg. S) (e)	EUR	842,000	939,164
6.259% 9/22/26 (b)(e)		3,450,000	3,473,340
6.466% 1/9/26 (b)(e)		1,404,000	1,407,451
Export-Import Bank of Korea 5.125% 1/11/33		515,000	517,050
Fifth Third Bancorp:
4.337% 4/25/33 (e)		3,282,000	2,879,324
6.339% 7/27/29 (e)		2,815,000	2,841,645
First Citizens Bank & Trust Co. 6.125% 3/9/28		4,840,000	4,835,305
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)		145,000	131,258
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.650% 6.332% 3/9/44 (e)(h)		955,000	970,056
1.645% 4/18/26 (e)		200,000	188,181
2.013% 9/22/28 (e)		3,543,000	3,088,829
2.206% 8/17/29 (e)		214,000	181,627
2.251% 11/22/27 (e)		200,000	180,968
2.804% 5/24/32 (e)		6,641,000	5,332,796
2.871% 11/22/32 (e)		288,000	229,577
3.973% 5/22/30 (e)		491,000	446,219
4.041% 3/13/28 (e)		826,000	781,521
4.25% 3/14/24		1,872,000	1,862,084
4.787% 3/10/32 (Reg. S) (e)	EUR	710,000	790,471
4.856% 5/23/33 (Reg. S) (e)	EUR	900,000	1,005,189
4.95% 3/31/30		1,855,000	1,797,100
5.21% 8/11/28 (e)		358,000	351,666
5.887% 8/14/27 (e)		2,285,000	2,289,144
6.161% 3/9/29 (e)		3,380,000	3,422,656
6.254% 3/9/34 (e)		1,323,000	1,347,456
6.8% 9/14/31 (e)	GBP	240,000	313,487
7.39% 11/3/28 (e)		900,000	950,343
8.201% 11/16/34 (Reg. S) (e)	GBP	550,000	732,398
Huntington Bancshares, Inc. 6.208% 8/21/29 (e)		2,764,000	2,768,292
ING Groep NV:
1.726% 4/1/27 (e)		5,935,000	5,391,428
4.5% 5/23/29 (Reg. S) (e)	EUR	700,000	768,853
4.75% 5/23/34 (Reg. S) (e)	EUR	1,400,000	1,562,354
Intesa Sanpaolo SpA:
4.95% 6/1/42 (b)(e)		468,000	308,167
5.017% 6/26/24 (b)		31,005,000	30,622,403
5.71% 1/15/26 (b)		10,048,000	9,861,976
JPMorgan Chase & Co.:
1.04% 2/4/27 (e)		3,885,000	3,523,623
1.578% 4/22/27 (e)		1,395,000	1,270,129
1.953% 2/4/32 (e)		8,550,000	6,721,257
2.069% 6/1/29 (e)		2,035,000	1,761,977
2.522% 4/22/31 (e)		4,525,000	3,795,855
2.525% 11/19/41 (e)		22,775,000	15,203,547
2.58% 4/22/32 (e)		6,391,000	5,223,474
2.739% 10/15/30 (e)		5,365,000	4,627,788
2.956% 5/13/31 (e)		5,386,000	4,584,043
2.963% 1/25/33 (e)		745,000	615,524
3.509% 1/23/29 (e)		6,550,000	6,083,438
3.882% 7/24/38 (e)		4,300,000	3,608,741
4.565% 6/14/30 (e)		1,143,000	1,095,070
5.299% 7/24/29 (e)		115,000	114,607
6.07% 10/22/27 (e)		785,000	797,747
6.254% 10/23/34 (e)		2,235,000	2,334,308
Jyske Bank A/S 5% 10/26/28 (e)	EUR	275,000	304,928
KBC Group NV 6.324% 9/21/34 (b)(e)		800,000	804,066
Lloyds Bank Corporate Markets PLC 1.75% 7/11/24 (Reg. S)	GBP	275,000	338,599
Lloyds Banking Group PLC:
1.627% 5/11/27 (e)		2,520,000	2,274,757
1.985% 12/15/31 (e)	GBP	665,000	732,998
3.511% 3/18/26 (e)		200,000	193,184
3.574% 11/7/28 (e)		875,000	805,588
4.5% 1/11/29 (Reg. S) (e)	EUR	350,000	385,680
4.75% 9/21/31 (Reg. S) (e)	EUR	870,000	965,327
4.976% 8/11/33 (e)		760,000	705,739
5.871% 3/6/29 (e)		1,365,000	1,368,591
Magyar Export-Import Bank 6.125% 12/4/27 (b)		200,000	198,500
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (e)		465,000	418,550
3.777% 3/2/25		125,000	122,113
5.063% 9/12/25 (e)		1,353,000	1,343,821
5.422% 2/22/29 (e)		2,350,000	2,353,535
5.475% 2/22/31 (e)		400,000	397,900
Mizuho Financial Group, Inc.:
5.748% 7/6/34 (e)		5,810,000	5,784,716
5.778% 7/6/29 (e)		1,765,000	1,783,743
National Australia Bank Ltd. 2.332% 8/21/30 (b)		450,000	353,469
NatWest Group PLC:
3.073% 5/22/28 (e)		5,999,000	5,454,165
3.622% 8/14/30 (Reg. S) (e)	GBP	1,900,000	2,269,200
4.269% 3/22/25 (e)		200,000	198,741
4.771% 2/16/29 (Reg. S) (e)	EUR	800,000	883,336
4.8% 4/5/26		15,856,000	15,544,513
5.076% 1/27/30 (e)		400,000	382,548
5.125% 5/28/24		18,213,000	18,085,700
5.808% 9/13/29 (e)		240,000	238,910
5.847% 3/2/27 (e)		500,000	498,334
7.416% 6/6/33 (Reg. S) (e)	GBP	450,000	574,967
7.472% 11/10/26 (e)		623,000	638,550
Nordea Bank Abp:
4.125% 5/5/28 (Reg. S)	EUR	1,000,000	1,100,511
5.375% 9/22/27 (b)		400,000	397,508
PNC Financial Services Group, Inc.:
2.307% 4/23/32 (e)		54,000	43,957
2.55% 1/22/30		427,000	361,359
2.6% 7/23/26		58,000	54,094
5.068% 1/24/34 (e)		1,910,000	1,791,079
5.582% 6/12/29 (e)		1,050,000	1,042,533
5.939% 8/18/34 (e)		300,000	298,799
6.037% 10/28/33 (e)		2,880,000	2,881,961
6.615% 10/20/27 (e)		2,340,000	2,394,009
6.875% 10/20/34 (e)		695,000	737,814
Rabobank Nederland:
3.649% 4/6/28 (b)(e)		665,000	621,947
4% 1/10/30 (Reg. S)	EUR	500,000	547,355
4.375% 8/4/25		7,713,000	7,481,271
Royal Bank of Canada:
4.24% 8/3/27		506,000	490,359
4.65% 1/27/26		127,000	124,851
Santander UK Group Holdings PLC:
1.673% 6/14/27 (e)		7,160,000	6,393,119
2.469% 1/11/28 (e)		200,000	178,311
6.534% 1/10/29 (e)		2,282,000	2,301,207
6.833% 11/21/26 (e)		400,000	403,331
Societe Generale:
1.488% 12/14/26 (b)(e)		10,614,000	9,606,058
1.792% 6/9/27 (b)(e)		1,500,000	1,341,511
2.797% 1/19/28 (b)(e)		3,156,000	2,853,786
2.889% 6/9/32 (b)(e)		210,000	164,441
3.337% 1/21/33 (b)(e)		1,105,000	882,827
4.25% 4/14/25 (b)		22,306,000	21,562,112
4.75% 11/24/25 (b)		830,000	802,928
6.447% 1/12/27 (b)(e)		200,000	200,719
6.691% 1/10/34 (b)(e)		300,000	300,472
Standard Chartered PLC:
1.456% 1/14/27 (b)(e)		200,000	180,724
6.187% 7/6/27 (b)(e)		700,000	702,352
6.301% 1/9/29 (b)(e)		1,363,000	1,367,458
7.767% 11/16/28 (b)(e)		641,000	678,585
Sumitomo Mitsui Financial Group, Inc.:
5.52% 1/13/28		200,000	200,974
5.71% 1/13/30		200,000	201,640
5.716% 9/14/28		3,605,000	3,651,388
5.766% 1/13/33		200,000	203,873
Sumitomo Mitsui Trust Bank Ltd. 5.65% 3/9/26 (b)		1,820,000	1,827,306
Svenska Handelsbanken AB 5.5% 6/15/28 (b)		943,000	936,137
Swedbank AB 6.136% 9/12/26 (b)		275,000	276,406
The Toronto-Dominion Bank:
2% 9/10/31		180,000	143,088
4.456% 6/8/32		305,000	283,315
5.523% 7/17/28		51,000	51,364
5.532% 7/17/26		135,000	135,681
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 7.160% 7.161% 10/30/29 (e)(h)		2,395,000	2,503,848
4% 5/1/25		54,000	52,483
5.122% 1/26/34 (e)		185,000	170,179
5.867% 6/8/34 (e)		1,855,000	1,806,219
6.047% 6/8/27 (e)		194,000	194,254
U.S. Bancorp:
4.839% 2/1/34 (e)		5,405,000	4,949,575
5.836% 6/12/34 (e)		915,000	900,909
5.85% 10/21/33 (e)		1,425,000	1,402,144
UniCredit SpA:
1.982% 6/3/27 (b)(e)		200,000	180,026
2.731% 1/15/32 (Reg. S) (e)	EUR	806,000	794,725
3.127% 6/3/32 (b)(e)		2,515,000	2,031,642
5.861% 6/19/32 (b)(e)		46,000	43,316
7.296% 4/2/34 (b)(e)		124,000	121,436
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (e)	GBP	900,000	1,166,321
Wachovia Corp. 7.574% 8/1/26		15,000	15,731
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	265,000	333,927
2.164% 2/11/26 (e)		2,544,000	2,429,208
2.393% 6/2/28 (e)		58,000	52,122
2.572% 2/11/31 (e)		3,439,000	2,873,934
2.879% 10/30/30 (e)		24,150,000	20,777,854
3% 10/23/26		376,000	352,169
3.068% 4/30/41 (e)		410,000	293,506
3.35% 3/2/33 (e)		10,940,000	9,157,010
3.584% 5/22/28 (e)		2,497,000	2,338,713
3.908% 4/25/26 (e)		335,000	326,073
4.3% 7/22/27		21,885,000	21,006,576
4.4% 6/14/46		88,000	68,652
4.478% 4/4/31 (e)		15,500,000	14,464,778
4.65% 11/4/44		1,335,000	1,101,184
5.013% 4/4/51 (e)		2,285,000	2,031,606
5.375% 11/2/43		24,000	21,783
5.389% 4/24/34 (e)		1,134,000	1,091,018
5.557% 7/25/34 (e)		4,268,000	4,158,172
5.574% 7/25/29 (e)		11,023,000	11,005,313
6.303% 10/23/29 (e)		7,322,000	7,542,583
6.491% 10/23/34 (e)		2,093,000	2,185,941
Western Alliance Bancorp. 3% 6/15/31 (e)		65,000	52,363
Westpac Banking Corp.:
2.894% 2/4/30 (e)		58,000	55,403
4.11% 7/24/34 (e)		4,937,000	4,364,407
4.322% 11/23/31 (e)		29,000	27,414
5.535% 11/17/28		200,000	203,317
			738,987,415
Capital Markets - 0.8%
Ares Capital Corp. 3.875% 1/15/26		13,816,000	13,088,423
Bank of New York Mellon Corp.:
1.6% 4/24/25		525,000	498,629
4.289% 6/13/33 (e)		85,000	77,892
6.317% 10/25/29 (e)		175,000	181,569
6.474% 10/25/34 (e)		610,000	645,017
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (b)		4,000	3,124
Blackstone Private Credit Fund:
4.875% 4/14/26	GBP	1,200,000	1,402,236
7.05% 9/29/25		8,015,000	8,100,459
Brookfield Finance, Inc.:
3.9% 1/25/28		37,000	34,770
4.7% 9/20/47		3,000	2,423
4.85% 3/29/29		8,000	7,716
Credit Suisse AG:
2.95% 4/9/25		988,000	947,049
4.75% 8/9/24		328,000	324,936
5% 7/9/27		1,694,000	1,660,223
7.5% 2/15/28		273,000	292,575
Credit Suisse U.S.A., Inc. 7.125% 7/15/32		25,000	27,386
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (e)	EUR	600,000	621,943
4% 6/24/32 (Reg. S) (e)	EUR	1,200,000	1,206,388
4.5% 4/1/25		13,996,000	13,574,892
6.125% 12/12/30 (Reg. S) (e)	GBP	1,100,000	1,344,101
Deutsche Bank AG New York Branch:
5.371% 9/9/27		972,000	965,911
6.72% 1/18/29 (e)		300,000	305,260
7.079% 2/10/34 (e)		1,760,000	1,687,218
7.146% 7/13/27 (e)		945,000	963,876
DTE Electric Securitization Funding II LLC 6.09% 9/1/38		300,000	314,713
FactSet Research Systems, Inc. 3.45% 3/1/32		638,000	543,307
Goldman Sachs Group, Inc.:
1.093% 12/9/26 (e)		91,000	82,690
1.431% 3/9/27 (e)		9,911,000	8,992,259
1.948% 10/21/27 (e)		1,537,000	1,380,204
1.992% 1/27/32 (e)		8,388,000	6,505,672
2.383% 7/21/32 (e)		11,018,000	8,675,998
2.615% 4/22/32 (e)		1,832,000	1,476,249
2.64% 2/24/28 (e)		1,713,000	1,560,224
2.65% 10/21/32 (e)		200,000	159,572
3.21% 4/22/42 (e)		141,000	101,495
3.272% 9/29/25 (e)		142,000	138,850
3.436% 2/24/43 (e)		42,000	30,884
3.5% 11/16/26		752,000	717,507
3.615% 3/15/28 (e)		269,000	253,116
3.691% 6/5/28 (e)		667,000	626,279
3.75% 5/22/25		140,000	136,106
3.814% 4/23/29 (e)		7,695,000	7,149,491
3.85% 1/26/27		113,000	108,517
4.017% 10/31/38 (e)		5,487,000	4,540,990
4.223% 5/1/29 (e)		3,737,000	3,527,827
4.25% 10/21/25		10,000	9,740
4.387% 6/15/27 (e)		55,000	53,298
4.482% 8/23/28 (e)		1,417,000	1,366,670
6.484% 10/24/29 (e)		2,198,000	2,275,586
6.561% 10/24/34 (e)		2,331,000	2,463,513
6.75% 10/1/37		50,954,000	53,534,160
Hightower Holding LLC 6.75% 4/15/29 (b)		350,000	302,628
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		326,000	291,791
Jefferies Financial Group, Inc.:
2.625% 10/15/31		5,530,000	4,342,670
2.75% 10/15/32		1,355,000	1,055,581
5.875% 7/21/28		6,730,000	6,678,865
6.25% 1/15/36		27,000	27,530
LPL Holdings, Inc. 4% 3/15/29 (b)		547,000	487,980
Macquarie Group Ltd.:
2.691% 6/23/32 (b)(e)		166,000	130,254
5.033% 1/15/30 (b)(e)		23,000	22,222
Morgan Stanley:
1.593% 5/4/27 (e)		648,000	587,521
1.794% 2/13/32 (e)		6,747,000	5,169,896
1.928% 4/28/32 (e)		8,678,000	6,669,847
2.188% 4/28/26 (e)		36,000	34,229
2.239% 7/21/32 (e)		921,000	720,242
2.475% 1/21/28 (e)		400,000	364,520
2.484% 9/16/36 (e)		1,650,000	1,245,783
2.511% 10/20/32 (e)		3,820,000	3,029,821
2.699% 1/22/31 (e)		30,572,000	25,814,325
2.72% 7/22/25 (e)		36,000	35,248
2.802% 1/25/52 (e)		105,000	65,474
2.943% 1/21/33 (e)		3,423,000	2,792,598
3.125% 7/27/26		22,000	20,800
3.217% 4/22/42 (e)		350,000	254,440
3.591% 7/22/28 (e)		470,000	439,948
3.62% 4/17/25 (e)		325,000	321,983
3.622% 4/1/31 (e)		13,084,000	11,611,628
3.625% 1/20/27		90,000	85,974
3.772% 1/24/29 (e)		40,000	37,301
3.875% 1/27/26		874,000	849,135
4% 7/23/25		1,078,000	1,053,162
4.35% 9/8/26		2,070,000	2,008,073
4.431% 1/23/30 (e)		4,461,000	4,234,951
4.457% 4/22/39 (e)		158,000	138,206
4.656% 3/2/29 (e)	EUR	400,000	444,367
5% 11/24/25		18,923,000	18,715,466
5.123% 2/1/29 (e)		5,101,000	5,020,861
5.164% 4/20/29 (e)		2,234,000	2,196,874
5.424% 7/21/34 (e)		3,038,000	2,946,128
5.449% 7/20/29 (e)		5,773,000	5,751,107
5.948% 1/19/38 (e)		97,000	94,028
6.407% 11/1/29 (e)		4,173,000	4,321,073
6.627% 11/1/34 (e)		1,220,000	1,292,531
MSCI, Inc.:
3.25% 8/15/33 (b)		422,000	337,221
3.625% 9/1/30 (b)		78,000	67,869
3.625% 11/1/31 (b)		180,000	153,230
3.875% 2/15/31 (b)		573,000	500,039
4% 11/15/29 (b)		602,000	541,621
NASDAQ, Inc.:
5.55% 2/15/34		180,000	179,880
6.1% 6/28/63		287,000	292,273
Nomura Holdings, Inc.:
2.608% 7/14/31		1,155,000	915,575
2.648% 1/16/25		1,075,000	1,035,666
Northern Trust Corp. 3.375% 5/8/32 (e)		29,000	26,338
Nuveen LLC 4% 11/1/28 (b)		20,000	18,969
S&P Global, Inc.:
2.9% 3/1/32		553,000	471,351
3.25% 12/1/49		315,000	220,216
5.25% 9/15/33 (b)		498,000	501,987
State Street Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.710% 5.82% 11/4/28 (e)(h)		313,000	319,070
UBS Group AG:
1.305% 2/2/27 (b)(e)		7,385,000	6,664,259
1.494% 8/10/27 (b)(e)		2,580,000	2,291,957
2.125% 11/15/29 (Reg. S) (e)	GBP	700,000	747,596
2.593% 9/11/25 (b)(e)		13,060,000	12,690,966
2.746% 2/11/33 (b)(e)		676,000	527,282
3.091% 5/14/32 (b)(e)		10,760,000	8,784,358
3.126% 8/13/30 (b)(e)		2,640,000	2,275,983
3.75% 3/26/25		15,917,000	15,443,359
4.194% 4/1/31 (b)(e)		13,355,000	11,988,671
4.253% 3/23/28 (b)		200,000	188,123
4.282% 1/9/28 (b)		1,930,000	1,824,206
4.55% 4/17/26		3,490,000	3,396,248
4.75% 3/17/32 (Reg. S) (e)	EUR	580,000	642,833
4.751% 5/12/28 (b)(e)		337,000	324,757
4.875% 5/15/45		500,000	440,738
4.988% 8/5/33 (Reg. S) (e)		200,000	184,072
6.301% 9/22/34 (b)(e)		236,000	238,218
6.373% 7/15/26 (b)(e)		1,790,000	1,793,665
6.537% 8/12/33 (b)(e)		5,355,000	5,464,901
9.016% 11/15/33 (b)(e)		4,689,000	5,549,529
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)		182,000	150,780
			363,589,800
Consumer Finance - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26		3,899,000	3,551,958
3% 10/29/28		13,580,000	11,968,804
3.3% 1/30/32		4,200,000	3,481,365
4.45% 4/3/26		4,282,000	4,162,441
5.75% 6/6/28		190,000	189,242
6.5% 7/15/25		4,320,000	4,340,421
Ally Financial, Inc.:
5.75% 11/20/25		281,000	275,775
5.8% 5/1/25		6,894,000	6,842,267
7.1% 11/15/27		6,180,000	6,301,834
American Express Co.:
1.65% 11/4/26		60,000	54,384
2.55% 3/4/27		373,000	343,236
5.282% 7/27/29 (e)		546,000	543,288
5.389% 7/28/27 (e)		1,187,000	1,185,634
Capital One Financial Corp.:
1.878% 11/2/27 (e)		63,000	55,251
2.618% 11/2/32 (e)		45,000	33,741
3.65% 5/11/27		15,820,000	14,692,959
3.8% 1/31/28		7,795,000	7,173,087
4.166% 5/9/25 (e)		66,000	65,002
4.985% 7/24/26 (e)		6,515,000	6,359,645
5.247% 7/26/30 (e)		6,880,000	6,470,877
7.624% 10/30/31 (e)		3,995,000	4,175,256
Discover Financial Services:
3.95% 11/6/24		2,567,000	2,510,098
4.5% 1/30/26		6,463,000	6,256,581
6.7% 11/29/32		1,592,000	1,580,185
Ford Motor Credit Co. LLC:
2.7% 8/10/26		1,100,000	997,805
2.9% 2/16/28		275,000	240,087
4% 11/13/30		610,000	524,378
4.063% 11/1/24		22,139,000	21,619,913
4.125% 8/17/27		895,000	827,088
4.271% 1/9/27		1,045,000	981,405
4.542% 8/1/26		238,000	226,387
4.687% 6/9/25		180,000	174,870
5.113% 5/3/29		400,000	375,909
5.125% 6/16/25		135,000	131,968
5.584% 3/18/24		8,575,000	8,557,735
6.798% 11/7/28		5,840,000	5,962,900
6.86% 6/5/26	GBP	640,000	817,041
7.122% 11/7/33		400,000	416,867
Navient Corp.:
5.875% 10/25/24		125,000	123,867
6.75% 6/25/25		57,000	57,411
OneMain Finance Corp.:
3.875% 9/15/28		850,000	730,017
4% 9/15/30		425,000	346,212
5.375% 11/15/29		94,000	84,604
6.625% 1/15/28		115,000	111,764
6.875% 3/15/25		1,241,000	1,250,077
7.125% 3/15/26		704,000	709,885
Synchrony Financial:
3.95% 12/1/27		8,719,000	7,833,000
4.25% 8/15/24		6,050,000	5,948,289
4.375% 3/19/24		7,165,000	7,123,229
5.15% 3/19/29		13,451,000	12,436,557
			171,222,596
Financial Services - 0.3%
Altus Midstream LP 5.875% 6/15/30 (b)		407,000	387,703
Aon Corp. / Aon Global Holdings PLC 5.35% 2/28/33		339,000	337,147
Athene Global Funding:
1.45% 1/8/26 (b)		61,000	55,355
1.608% 6/29/26 (b)		3,350,000	2,975,496
2.717% 1/7/29 (b)		4,805,000	4,063,275
2.95% 11/12/26 (b)		131,000	119,859
Aviation Capital Group LLC:
4.125% 8/1/25 (b)		107,000	102,844
4.875% 10/1/25 (b)		122,000	118,374
5.5% 12/15/24 (b)		16,000	15,811
Block, Inc.:
2.75% 6/1/26		360,000	331,997
3.5% 6/1/31		233,000	194,999
BP Capital Markets America, Inc.:
2.721% 1/12/32		629,000	530,570
2.772% 11/10/50		119,000	74,838
2.939% 6/4/51		186,000	120,364
3% 2/24/50		278,000	184,207
3.001% 3/17/52		373,000	243,233
4.812% 2/13/33		2,809,000	2,726,380
4.893% 9/11/33		1,909,000	1,861,847
British Airways Pass Through Trust 2018-1AA equipment trust certificate 3.8% 3/20/33 (b)		15,195	13,996
Brixmor Operating Partnership LP:
2.5% 8/16/31		4,020,000	3,169,875
4.05% 7/1/30		12,288,000	11,026,140
4.125% 6/15/26		5,706,000	5,455,373
4.125% 5/15/29		6,724,000	6,132,616
Corebridge Financial, Inc.:
3.9% 4/5/32		6,908,000	6,047,429
4.35% 4/5/42		701,000	562,425
4.4% 4/5/52		2,074,000	1,617,116
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 3.663% 5/15/45 (b)		82,000	79,019
DH Europe Finance II SARL 3.25% 11/15/39		305,000	235,982
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)		777,000	775,058
Fidelity National Information Services, Inc.:
2.25% 3/1/31		190,000	154,066
3.1% 3/1/41		3,540,000	2,476,065
4.5% 8/15/46		58,000	45,887
Fiserv, Inc.:
3.2% 7/1/26		80,000	75,935
3.5% 7/1/29		7,395,000	6,757,011
3.85% 6/1/25		1,540,000	1,502,175
5.45% 3/2/28		1,260,000	1,270,387
Freedom Mortgage Corp. 12% 10/1/28 (b)		400,000	422,600
GGAM Finance Ltd.:
7.75% 5/15/26 (b)		265,000	265,402
8% 2/15/27 (b)		925,000	930,994
8% 6/15/28 (b)		297,000	300,404
Global Payments, Inc.:
2.9% 5/15/30		1,305,000	1,111,103
2.9% 11/15/31		464,000	381,389
3.2% 8/15/29		175,000	154,210
4.45% 6/1/28		1,635,000	1,556,401
5.95% 8/15/52		900,000	862,059
Gn Bondco LLC 9.5% 10/15/31 (b)		1,670,000	1,586,248
Greystone Commercial Capital Trust 1 month U.S. LIBOR + 2.270% 7.7141% 5/31/25 (b)(c)(e)(h)		7,700,000	7,276,500
GTCR W-2 Merger Sub LLC 7.5% 1/15/31 (b)		300,000	305,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24		190,000	186,460
5.25% 5/15/27		1,580,000	1,425,950
6.25% 5/15/26		1,594,000	1,504,965
6.375% 12/15/25		323,000	311,651
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 7.2086% 12/21/65 (b)(e)(h)		156,000	114,327
Indian Railway Finance Corp. Ltd. 3.57% 1/21/32 (b)		1,010,000	863,530
Jackson Financial, Inc.:
3.125% 11/23/31		750,000	596,981
5.17% 6/8/27		2,958,000	2,873,182
5.67% 6/8/32		3,183,000	3,088,617
KfW:
0% 9/17/30 (Reg. S)	EUR	1,500,000	1,340,582
0.75% 1/15/29 (Reg. S)	EUR	100,000	97,776
2.875% 5/29/26 (Reg. S)	EUR	1,400,000	1,518,682
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	895,000	795,129
LSEGA Financing PLC 2% 4/6/28 (b)		200,000	173,410
MasterCard, Inc. 3.65% 6/1/49		200,000	158,019
Nationstar Mortgage Holdings, Inc. 6% 1/15/27 (b)		809,000	780,685
Nationwide Building Society 6.178% 12/7/27 (Reg. S) (e)	GBP	400,000	506,413
NCR Atleos Corp. 9.5% 4/1/29 (b)		1,042,000	1,076,063
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		7,287,000	7,267,036
PennyMac Financial Services, Inc. 4.25% 2/15/29 (b)		1,200,000	1,037,957
Penske Truck Leasing Co. LP:
1.2% 11/15/25 (b)		83,000	75,840
5.55% 5/1/28 (b)		5,455,000	5,400,823
Pine Street Trust I 4.572% 2/15/29 (b)		7,798,000	7,229,830
Pine Street Trust II 5.568% 2/15/49 (b)		7,800,000	6,603,214
Power Finance Corp. Ltd.:
1.841% 9/21/28 (Reg. S)	EUR	2,400,000	2,234,281
6.15% 12/6/28 (b)		3,050,000	3,105,114
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.:
3.625% 3/1/29 (b)		265,000	232,758
3.875% 3/1/31 (b)		71,000	59,640
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc.:
2.875% 10/15/26 (b)		293,000	264,799
4% 10/15/33 (b)		17,000	13,745
Visa, Inc. 2.7% 4/15/40		183,000	134,203
			128,065,451
Insurance - 0.2%
ACE INA Holdings, Inc. 3.15% 3/15/25		1,765,000	1,715,715
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	200,000	265,717
AFLAC, Inc. 3.6% 4/1/30		73,000	67,117
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (e)	EUR	395,000	357,375
Alleghany Corp. 3.25% 8/15/51		25,000	17,058
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (b)		340,000	315,058
Aon Corp. 6.25% 9/30/40		7,000	7,196
Arch Capital Finance LLC 4.011% 12/15/26		4,745,000	4,549,160
Arthur J. Gallagher & Co. 3.05% 3/9/52		3,030,000	1,828,109
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50		120,000	75,966
1.777% 11/15/30		870,000	683,973
Berkshire Hathaway Finance Corp.:
2.5% 1/15/51		355,000	216,502
3.85% 3/15/52		374,000	292,368
Cincinnati Financial Corp. 6.125% 11/1/34		32,000	32,311
CNA Financial Corp. 3.9% 5/1/29		1,400,000	1,302,110
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (e)		3,225,000	3,056,010
Equitable Financial Life Global Funding 1.7% 11/12/26 (b)		10,000	8,864
Everest Reinsurance Holdings, Inc. 3.5% 10/15/50		2,100,000	1,427,423
F&G Global Funding 1.75% 6/30/26 (b)		23,000	20,486
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31		4,595,000	3,887,176
5.625% 8/16/32		6,100,000	5,921,104
Farmers Exchange Capital II 6.151% 11/1/53 (b)(e)		1,500,000	1,389,750
Farmers Exchange Capital III 5.454% 10/15/54 (b)(e)		3,335,000	2,794,446
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (e)	EUR	500,000	475,747
Fidelity & Guaranty Life Holdings, Inc. 5.5% 5/1/25 (b)		360,000	354,233
Five Corners Funding Trust II 2.85% 5/15/30 (b)		12,846,000	10,981,397
Great-West Lifeco Finance 2018, LP 4.581% 5/17/48 (b)		21,000	17,457
Guardian Life Global Funding 5.737% 10/2/28 (b)		200,000	205,642
Guardian Life Insurance Co. of America 4.85% 1/24/77 (b)		7,000	5,442
Jackson National Life Global Funding 3.875% 6/11/25 (b)		77,000	74,189
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (b)		13,000	9,107
4.569% 2/1/29 (b)		9,380,000	8,990,059
Lincoln National Corp.:
3.05% 1/15/30		490,000	410,977
3.4% 1/15/31		1,625,000	1,356,017
6.3% 10/9/37		110,000	110,223
Manulife Financial Corp. 4.15% 3/4/26		55,000	53,774
Markel Group, Inc.:
3.45% 5/7/52		840,000	555,492
4.15% 9/17/50		445,000	332,045
4.3% 11/1/47		900,000	690,471
Marsh & McLennan Companies, Inc.:
5.45% 3/15/53		232,000	226,490
5.7% 9/15/53		76,000	77,377
MetLife, Inc.:
4.125% 8/13/42		49,000	40,167
5% 7/15/52		270,000	246,767
6.5% 12/15/32		20,000	21,759
Metropolitan Life Global Funding I:
4.3% 8/25/29 (b)		3,500,000	3,311,902
5.15% 3/28/33 (b)		920,000	898,205
Nationwide Mutual Insurance Co. 3 month U.S. LIBOR + 2.290% 7.961% 12/15/24 (b)(e)(h)		5,490,000	5,481,822
New York Life Global Funding 3% 1/10/28 (b)		107,000	98,227
New York Life Insurance Co. 6.75% 11/15/39 (b)		8,000	8,736
Pacific Life Insurance Co. 4.3% 10/24/67 (b)(e)		79,000	58,795
Pricoa Global Funding I 5.375% 5/15/45 (e)		5,278,000	5,099,097
Principal Financial Group, Inc. 3.7% 5/15/29		37,000	34,008
Principal Life Global Funding II 3% 4/18/26 (b)		17,000	15,977
Progressive Corp.:
3% 3/15/32		95,000	81,509
4.35% 4/25/44		20,000	16,734
Protective Life Global Funding 1.9% 7/6/28 (b)		1,595,000	1,382,593
Prudential Financial, Inc.:
3.878% 3/27/28		15,000	14,351
3.905% 12/7/47		251,000	191,010
Prudential Funding Asia PLC:
2.95% 11/3/33 (Reg. S) (e)		2,100,000	1,790,250
3.125% 4/14/30		290,000	251,814
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (e)	GBP	800,000	826,612
6.75% 12/2/44 (Reg. S) (e)		2,025,000	2,001,005
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		165,000	148,913
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(e)		1,200,000	1,123,542
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)		2,310,000	1,529,978
4.27% 5/15/47 (b)		43,000	34,767
4.375% 9/15/54 (b)(e)		2,100,000	2,056,544
4.9% 9/15/44 (b)		14,000	12,414
The Chubb Corp. 6% 5/11/37		130,000	136,469
The Travelers Companies, Inc. 5.35% 11/1/40		10,000	9,879
Unum Group:
4% 6/15/29		5,961,000	5,484,282
4.125% 6/15/51		1,830,000	1,263,591
5.75% 8/15/42		2,238,000	2,017,391
W.R. Berkley Corp. 3.55% 3/30/52		94,000	62,713
Willis Group North America, Inc. 5.35% 5/15/33		935,000	912,916
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (e)		900,000	698,283
			92,520,155
Mortgage Real Estate Investment Trusts - 0.0%
Arbor Realty Trust, Inc.:
4.5% 9/1/26 (b)		570,000	512,481
4.5% 3/15/27 (b)		877,000	752,170
5% 4/30/26		146,000	134,451
Great Ajax Operating Partnership LP 8.875% 9/1/27 (b)		672,000	584,766
			1,983,868
TOTAL FINANCIALS			1,496,369,285
HEALTH CARE - 0.7%
Biotechnology - 0.1%
AbbVie, Inc.:
2.95% 11/21/26		35,000	33,130
3.2% 11/21/29		529,000	480,334
4.05% 11/21/39		17,573,000	15,102,835
4.5% 5/14/35		147,000	138,203
4.55% 3/15/35		2,062,000	1,947,192
4.7% 5/14/45		4,915,000	4,437,691
4.875% 11/14/48		335,000	310,568
Amgen, Inc.:
2.6% 8/19/26		3,835,000	3,593,005
2.8% 8/15/41		900,000	619,982
3.15% 2/21/40		155,000	114,311
4.4% 2/22/62		97,000	76,279
5.25% 3/2/30		6,132,000	6,163,316
5.25% 3/2/33		3,916,000	3,876,382
5.6% 3/2/43		8,292,000	8,114,274
5.65% 3/2/53		1,849,000	1,823,357
5.75% 3/2/63		5,444,000	5,327,437
Biogen, Inc. 2.25% 5/1/30		790,000	649,753
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		194,000	76,388
Gilead Sciences, Inc.:
1.65% 10/1/30		606,000	489,834
2.6% 10/1/40		1,552,000	1,067,949
4.5% 2/1/45		190,000	165,092
Grifols SA 4.75% 10/15/28 (b)		200,000	176,773
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30		195,000	154,847
			54,938,932
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories 4.75% 11/30/36		240,000	234,807
AdaptHealth LLC 4.625% 8/1/29 (b)		128,000	101,087
Avantor Funding, Inc.:
3.875% 7/15/28 (Reg. S)	EUR	2,500,000	2,575,723
4.625% 7/15/28 (b)		753,000	704,334
Becton, Dickinson & Co. 3.7% 6/6/27		168,000	159,903
Hologic, Inc.:
3.25% 2/15/29 (b)		511,000	448,685
4.625% 2/1/28 (b)		33,000	31,106
Mozart Borrower LP:
3.875% 4/1/29 (b)		2,812,000	2,495,781
5.25% 10/1/29 (b)		423,000	382,800
Stryker Corp. 3.375% 11/1/25		430,000	414,712
Teleflex, Inc. 4.25% 6/1/28 (b)		210,000	193,404
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	400,000	436,044
			8,178,386
Health Care Providers & Services - 0.4%
180 Medical, Inc. 3.875% 10/15/29 (b)		500,000	436,005
Acadia Healthcare Co., Inc.:
5% 4/15/29 (b)		273,000	254,851
5.5% 7/1/28 (b)		118,000	113,049
Aetna, Inc.:
3.875% 8/15/47		426,000	311,082
4.125% 11/15/42		51,000	39,708
4.5% 5/15/42		6,000	4,970
4.75% 3/15/44		95,000	79,820
AHS Hospital Corp. 2.78% 7/1/51		315,000	190,230
Ascension Health:
2.532% 11/15/29		295,000	256,547
3.106% 11/15/39		610,000	450,138
3.945% 11/15/46		20,000	15,791
Banner Health 1.897% 1/1/31		71,000	56,130
BayCare Health System, Inc. 3.831% 11/15/50		2,320,000	1,801,743
Cencora, Inc. 2.7% 3/15/31		5,980,000	5,020,438
Centene Corp.:
2.45% 7/15/28		6,335,000	5,492,776
2.625% 8/1/31		2,980,000	2,372,080
3% 10/15/30		7,638,000	6,373,071
3.375% 2/15/30		5,670,000	4,903,517
4.25% 12/15/27		5,825,000	5,498,800
4.625% 12/15/29		8,049,000	7,475,373
Children's Health System of Texas 2.511% 8/15/50		360,000	206,869
Children's Hospital District of Columbia 2.928% 7/15/50		22,000	13,508
Childrens Hospital Corp. 4.115% 1/1/47		265,000	217,858
Cigna Group:
2.375% 3/15/31		65,000	53,309
2.4% 3/15/30		4,245,000	3,599,738
3.25% 4/15/25		355,000	344,367
4.375% 10/15/28		6,825,000	6,583,751
4.5% 2/25/26		3,894,000	3,829,839
CommonSpirit Health:
1.547% 10/1/25		37,000	34,200
2.782% 10/1/30		37,000	30,638
3.91% 10/1/50		36,000	25,871
Community Health Systems, Inc.:
4.75% 2/15/31 (b)		744,000	545,858
5.625% 3/15/27 (b)		564,000	503,234
6% 1/15/29 (b)		78,000	65,715
6.875% 4/15/29 (b)		140,000	82,600
Cottage Health Obligated Group 3.304% 11/1/49		14,000	9,513
CVS Health Corp.:
2.7% 8/21/40		9,385,000	6,276,059
4.3% 3/25/28		152,000	147,048
4.78% 3/25/38		1,320,000	1,184,463
5.05% 3/25/48		300,000	262,989
5.125% 2/21/30		1,368,000	1,348,256
5.125% 7/20/45		1,965,000	1,749,496
5.25% 1/30/31		138,000	137,360
5.25% 2/21/33		70,000	68,810
5.625% 2/21/53		222,000	210,314
5.773% 1/10/33 (b)		7,982	7,640
5.875% 6/1/53		1,125,000	1,101,120
6% 6/1/63		400,000	392,615
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (b)		1,956,000	1,531,235
4.625% 6/1/30 (b)		737,000	622,923
Elevance Health, Inc.:
3.65% 12/1/27		1,260,000	1,197,130
4.101% 3/1/28		1,570,000	1,514,404
4.625% 5/15/42		1,770,000	1,547,734
5.125% 2/15/53		439,000	406,962
Encompass Health Corp.:
4.5% 2/1/28		150,000	140,194
4.625% 4/1/31		41,000	35,988
4.75% 2/1/30		486,000	441,624
Fresenius Medical Care U.S. Finance III, Inc. 1.875% 12/1/26 (b)		660,000	580,478
Hartford Healthcare 3.447% 7/1/54		68,000	45,341
HCA Holdings, Inc.:
2.375% 7/15/31		775,000	616,557
3.5% 9/1/30		1,254,000	1,102,526
3.5% 7/15/51		553,000	362,352
3.625% 3/15/32		726,000	626,666
4.125% 6/15/29		4,917,000	4,560,579
4.5% 2/15/27		709,000	687,715
5.25% 4/15/25		248,000	246,073
5.25% 6/15/26		198,000	196,296
5.25% 6/15/49		1,000,000	867,468
5.375% 2/1/25		683,000	679,020
5.5% 6/15/47		590,000	529,752
5.625% 9/1/28		1,159,000	1,162,141
5.875% 2/15/26		1,135,000	1,137,089
7.75% 7/15/36		2,700,000	2,981,491
HealthEquity, Inc. 4.5% 10/1/29 (b)		45,000	40,522
Kaiser Foundation Hospitals:
2.81% 6/1/41		6,820,000	4,728,526
3.002% 6/1/51		975,000	630,939
Kedrion SpA 6.5% 9/1/29 (b)		1,859,000	1,645,215
Laboratory Corp. of America Holdings 3.6% 2/1/25		1,410,000	1,376,886
Memorial Health Services 3.447% 11/1/49		18,000	12,791
Memorial Sloan-Kettring Cancer Center:
2.955% 1/1/50		290,000	188,411
4.125% 7/1/52		6,000	4,765
4.2% 7/1/55		162,000	130,128
5% 7/1/42		350,000	325,988
Methodist Hospital 2.705% 12/1/50		820,000	496,490
MidMichigan Health 3.409% 6/1/50		27,000	18,164
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		1,955,000	1,495,575
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)		100,000	86,852
3.875% 5/15/32 (b)		155,000	129,987
Mount Sinai Hospital:
3.737% 7/1/49		460,000	325,518
3.981% 7/1/48		19,000	14,384
Multicare Health System 2.803% 8/15/50		10,000	5,766
New York & Presbyterian Hospital:
2.606% 8/1/60		20,000	10,569
4.024% 8/1/45		600,000	480,324
4.063% 8/1/56		390,000	303,616
NYU Hospitals Center:
3.38% 7/1/55		32,000	21,017
4.368% 7/1/47		810,000	665,543
OhioHealth Corp. 2.297% 11/15/31		8,505,000	6,850,442
Owens & Minor, Inc.:
4.375% 12/15/24		35,000	34,092
4.5% 3/31/29 (b)		320,000	274,000
6.625% 4/1/30 (b)		134,000	125,498
PeaceHealth Obligated Group 1.375% 11/15/25		165,000	151,292
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		170,000	143,205
Piedmont Healthcare, Inc.:
2.719% 1/1/42		1,780,000	1,187,027
2.864% 1/1/52		1,055,000	641,076
Prime Healthcare Services 7.25% 11/1/25 (b)		1,325,000	1,244,277
Providence St. Joseph Health Obligated Group:
2.532% 10/1/29		2,405,000	2,042,069
2.746% 10/1/26		180,000	167,263
Quest Diagnostics, Inc.:
2.95% 6/30/30		54,000	46,407
4.7% 3/30/45		150,000	128,146
5.75% 1/30/40		93,000	86,870
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		325,000	251,277
Sabra Health Care LP 3.2% 12/1/31		8,620,000	6,741,792
Sentara Healthcare 2.927% 11/1/51		565,000	359,066
Stanford Health Care 3.027% 8/15/51		680,000	447,834
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)		108,000	107,190
Sutter Health 4.091% 8/15/48		1,240,000	976,011
Tenet Healthcare Corp.:
4.25% 6/1/29		1,613,000	1,445,569
4.375% 1/15/30		300,000	268,162
4.625% 6/15/28		1,384,000	1,289,047
4.875% 1/1/26		1,412,000	1,387,409
5.125% 11/1/27		3,870,000	3,712,657
6.125% 6/15/30		688,000	670,084
6.25% 2/1/27		14,000	13,940
Texas Health Resources:
2.328% 11/15/50		14,000	7,723
4.33% 11/15/55		31,000	25,898
Toledo Hospital 5.325% 11/15/28		2,792,000	2,472,735
UnitedHealth Group, Inc.:
2.9% 5/15/50		116,000	75,378
3.05% 5/15/41		2,030,000	1,499,948
3.25% 5/15/51		3,742,000	2,630,166
3.7% 8/15/49		115,000	87,045
3.75% 10/15/47		32,000	24,734
3.875% 8/15/59		23,000	17,257
3.95% 10/15/42		17,000	13,852
4.25% 4/15/47		770,000	637,703
4.25% 6/15/48		575,000	478,767
4.5% 4/15/33		5,670,000	5,435,764
4.625% 11/15/41		110,000	99,017
4.95% 5/15/62		275,000	250,762
5.05% 4/15/53		1,087,000	1,029,930
5.2% 4/15/63		11,006,000	10,505,261
5.8% 3/15/36		820,000	861,315
5.875% 2/15/53		682,000	724,745
6.05% 2/15/63		248,000	267,927
UPMC Health System:
5.035% 5/15/33		800,000	784,608
5.377% 5/15/43		655,000	626,400
Yale-New Haven Health Services 2.496% 7/1/50		28,000	15,753
			166,501,261
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 10/15/26 (b)		230,000	224,320
5% 5/15/27 (b)		200,000	193,603
5.7% 5/15/28 (b)		3,150,000	3,140,960
6.5% 5/15/30 (b)		210,000	211,775
			3,770,658
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc.:
2.1% 6/4/30		86,000	70,916
2.3% 3/12/31		1,245,000	1,027,582
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)		347,000	308,486
4.25% 5/1/28 (b)		330,000	305,809
Thermo Fisher Scientific, Inc.:
2.8% 10/15/41		620,000	439,554
4.977% 8/10/30		500,000	499,232
5.086% 8/10/33		566,000	564,759
			3,216,338
Pharmaceuticals - 0.2%
1375209 BC Ltd. 9% 1/30/28 (b)		850,000	820,743
AstraZeneca Finance LLC:
4.875% 3/3/33		430,000	427,738
4.9% 3/3/30		319,000	319,828
Bausch Health Companies, Inc.:
4.875% 6/1/28 (b)		205,000	104,329
5% 2/15/29 (b)		400,000	139,832
5.25% 1/30/30 (b)		825,000	295,375
5.25% 2/15/31 (b)		4,796,000	1,690,590
5.5% 11/1/25 (b)		596,000	519,265
5.75% 8/15/27 (b)		178,000	97,010
6.25% 2/15/29 (b)		1,500,000	534,375
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	450,000	489,433
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)		44,740,000	43,117,224
4.4% 7/15/44 (b)		3,231,000	2,349,393
4.625% 6/25/38 (b)		570,000	468,609
4.875% 6/25/48 (b)		930,000	722,242
Bayer U.S. Finance LLC:
6.375% 11/21/30 (b)		1,307,000	1,303,516
6.5% 11/21/33 (b)		2,885,000	2,866,578
Bristol-Myers Squibb Co.:
2.35% 11/13/40		407,000	269,733
3.7% 3/15/52		164,000	122,337
4.125% 6/15/39		300,000	257,940
6.4% 11/15/63		50,000	55,134
Catalent Pharma Solutions:
3.5% 4/1/30 (b)		1,302,000	1,088,641
5% 7/15/27 (b)		120,000	113,306
Elanco Animal Health, Inc. 6.65% 8/28/28 (e)		1,808,000	1,805,740
Eli Lilly & Co. 4.95% 2/27/63		320,000	308,782
GSK Consumer Healthcare Capital U.S. LLC 3.625% 3/24/32		1,305,000	1,149,854
Jazz Securities DAC 4.375% 1/15/29 (b)		295,000	265,390
Merck & Co., Inc.:
3.4% 3/7/29		1,400,000	1,312,746
5% 5/17/53		203,000	195,304
5.15% 5/17/63		99,000	96,296
Mylan NV:
5.2% 4/15/48		1,415,000	1,077,400
5.4% 11/29/43		1,480,000	1,186,599
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)		290,000	257,511
5.125% 4/30/31 (b)		1,210,000	952,008
Pfizer Investment Enterprises:
4.75% 5/19/33		1,291,000	1,255,914
5.3% 5/19/53		1,569,000	1,529,830
5.34% 5/19/63		339,000	326,042
Pfizer, Inc.:
3.9% 3/15/39		86,000	72,714
4.1% 9/15/38		87,000	76,645
4.3% 6/15/43		117,000	101,718
4.4% 5/15/44		280,000	250,175
Roche Holdings, Inc.:
5.489% 11/13/30 (b)		1,000,000	1,026,123
5.593% 11/13/33 (b)		575,000	597,382
Royalty Pharma PLC 1.2% 9/2/25		80,000	73,849
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26		84,000	79,839
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30		2,044,000	1,691,467
3.025% 7/9/40		2,010,000	1,451,843
Utah Acquisition Sub, Inc.:
3.95% 6/15/26		4,024,000	3,835,804
5.25% 6/15/46		190,000	147,092
Valeant Pharmaceuticals International, Inc.:
8.5% 1/31/27 (b)		171,000	84,326
9.25% 4/1/26 (b)		136,000	119,693
Viatris, Inc.:
2.3% 6/22/27		120,000	106,039
2.7% 6/22/30		5,898,000	4,790,296
3.85% 6/22/40		13,139,000	9,107,994
4% 6/22/50		6,222,000	4,032,562
Wyeth LLC 5.95% 4/1/37		32,000	33,771
Zoetis, Inc.:
2% 5/15/30		173,000	143,129
5.6% 11/16/32		141,000	144,442
			97,859,490
TOTAL HEALTH CARE			334,465,065
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (b)		4,284,000	3,828,260
Bombardier, Inc.:
6% 2/15/28 (b)		3,890,000	3,666,912
7.125% 6/15/26 (b)		2,157,000	2,156,576
7.875% 4/15/27 (b)		3,794,000	3,797,012
BWX Technologies, Inc.:
4.125% 6/30/28 (b)		220,000	198,829
4.125% 4/15/29 (b)		602,000	542,553
HEICO Corp. 5.25% 8/1/28		1,220,000	1,216,875
Howmet Aerospace, Inc.:
5.95% 2/1/37		871,000	856,228
6.75% 1/15/28		345,000	356,044
Huntington Ingalls Industries, Inc. 2.043% 8/16/28		1,417,000	1,210,985
L3Harris Technologies, Inc.:
1.8% 1/15/31		90,000	70,836
2.9% 12/15/29		976,000	851,450
4.4% 6/15/28		636,000	615,050
5.4% 1/15/27		3,030,000	3,055,190
5.4% 7/31/33		274,000	273,103
5.6% 7/31/53		120,000	119,129
Lockheed Martin Corp.:
1.85% 6/15/30		219,000	180,865
3.6% 3/1/35		191,000	166,601
4.15% 6/15/53		290,000	240,533
4.5% 5/15/36		249,000	233,600
4.7% 5/15/46		145,000	132,549
5.25% 1/15/33		237,000	241,986
Moog, Inc. 4.25% 12/15/27 (b)		360,000	334,058
Northrop Grumman Corp.:
4.7% 3/15/33		370,000	358,089
4.75% 6/1/43		545,000	490,930
4.95% 3/15/53		215,000	197,863
5.25% 5/1/50		169,000	162,369
Precision Castparts Corp. 4.375% 6/15/45		70,000	58,684
Rolls-Royce PLC:
3.375% 6/18/26	GBP	685,000	810,730
5.75% 10/15/27 (b)		165,000	163,029
RTX Corp.:
1.9% 9/1/31		210,000	164,522
2.375% 3/15/32		1,000,000	802,597
3.03% 3/15/52		839,000	531,320
4.125% 11/16/28		1,576,000	1,499,748
4.35% 4/15/47		4,000	3,256
4.5% 6/1/42		138,000	118,523
5.15% 2/27/33		186,000	182,690
5.375% 2/27/53		126,000	120,410
6.1% 3/15/34		483,000	506,114
Spirit Aerosystems, Inc. 9.375% 11/30/29 (b)		211,000	228,152
Textron, Inc.:
2.45% 3/15/31		3,784,000	3,101,828
3.9% 9/17/29		269,000	248,798
The Boeing Co.:
2.196% 2/4/26		5,759,000	5,383,790
2.25% 6/15/26		810,000	748,706
2.7% 2/1/27		246,000	227,253
2.75% 2/1/26		50,000	47,295
2.95% 2/1/30		200,000	174,011
3.1% 5/1/26		53,000	50,329
3.6% 5/1/34		2,400,000	2,036,606
3.625% 2/1/31		12,650,000	11,382,504
3.825% 3/1/59		343,000	235,299
3.95% 8/1/59		199,000	141,637
5.15% 5/1/30		4,430,000	4,389,131
5.805% 5/1/50		6,375,000	6,217,618
5.93% 5/1/60		6,762,000	6,563,850
TransDigm, Inc.:
6.25% 3/15/26 (b)		1,332,000	1,322,810
7.5% 3/15/27		40,000	40,014
Triumph Group, Inc. 7.75% 8/15/25		69,000	67,631
Wesco Aircraft Holdings, Inc. 9% (b)(d)		238,000	22,610
			73,145,970
Air Freight & Logistics - 0.0%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		160,000	140,800
Rand Parent LLC 8.5% 2/15/30 (b)		215,000	203,226
			344,026
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		500,000	474,837
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		915,000	784,899
Carlisle Companies, Inc. 2.2% 3/1/32		1,890,000	1,458,072
Carrier Global Corp.:
4.5% 11/29/32 (Reg. S)	EUR	300,000	333,759
5.9% 3/15/34 (b)		3,068,000	3,157,147
6.2% 3/15/54 (b)		792,000	837,182
Griffon Corp. 5.75% 3/1/28		431,000	407,352
Jeld-Wen, Inc.:
4.625% 12/15/25 (b)		275,000	263,313
4.875% 12/15/27 (b)		219,000	201,999
Masco Corp. 1.5% 2/15/28		60,000	51,162
Owens Corning:
3.95% 8/15/29		235,000	217,511
4.3% 7/15/47		735,000	583,298
PGT Innovations, Inc. 4.375% 10/1/29 (b)		237,000	224,286
Standard Industries, Inc./New Jersey:
3.375% 1/15/31 (b)		92,000	75,548
4.375% 7/15/30 (b)		381,000	333,959
4.75% 1/15/28 (b)		3,884,000	3,650,259
5% 2/15/27 (b)		10,000	9,575
			13,064,158
Commercial Services & Supplies - 0.0%
ACCO Brands Corp. 4.25% 3/15/29 (b)		347,000	300,422
ADT Corp.:
4.125% 8/1/29 (b)		348,000	309,313
4.875% 7/15/32 (b)		853,000	747,501
Advocate Health & Hospitals Corp. 3.387% 10/15/49		510,000	361,063
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (b)		1,175,000	894,539
6.625% 7/15/26 (b)		1,500,000	1,457,525
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (b)		1,030,000	893,490
4.625% 6/1/28 (b)		520,000	451,345
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)		160,000	165,893
Clean Harbors, Inc.:
5.125% 7/15/29 (b)		95,000	89,328
6.375% 2/1/31 (b)		45,000	44,655
CoreCivic, Inc. 8.25% 4/15/26		85,000	86,692
Enviri Corp. 5.75% 7/31/27 (b)		32,000	27,850
Garda World Security Corp.:
4.625% 2/15/27 (b)		54,000	51,345
9.5% 11/1/27 (b)		24,000	23,149
GFL Environmental, Inc.:
3.75% 8/1/25 (b)		118,000	113,970
4% 8/1/28 (b)		155,000	138,292
4.75% 6/15/29 (b)		463,000	422,875
6.75% 1/15/31 (b)		655,000	660,732
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		60,000	59,100
Madison IAQ LLC 4.125% 6/30/28 (b)		1,142,000	1,014,517
Pitney Bowes, Inc.:
6.875% 3/15/27 (b)		55,000	48,675
7.25% 3/15/29 (b)		110,000	90,140
PowerTeam Services LLC 9.033% 12/4/25 (b)		756,000	690,421
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
3.375% 8/31/27 (b)		385,000	348,307
5.75% 4/15/26 (b)		203,000	200,781
Republic Services, Inc.:
1.45% 2/15/31		58,000	45,268
2.375% 3/15/33		3,000	2,402
5% 4/1/34		158,000	154,875
Stericycle, Inc.:
3.875% 1/15/29 (b)		834,000	735,374
5.375% 7/15/24 (b)		36,000	35,853
The Brink's Co. 4.625% 10/15/27 (b)		95,000	89,056
The Ford Foundation 2.815% 6/1/70		85,000	48,694
Waste Management, Inc.:
1.5% 3/15/31		80,000	63,068
3.9% 3/1/35		104,000	89,440
4.875% 2/15/34		186,000	182,456
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (b)		808,000	762,550
Williams Scotsman, Inc. 7.375% 10/1/31 (b)		125,000	128,013
			12,028,969
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27		1,175,000	1,142,350
Arcosa, Inc. 4.375% 4/15/29 (b)		65,000	57,973
Bioceanico Sovereign Certificate Ltd. 0% 6/5/34 (b)		133,582	93,353
Cloud Crane LLC 11.5% 9/1/28 (b)		900,000	898,650
Dycom Industries, Inc. 4.5% 4/15/29 (b)		492,000	444,773
Greensaif Pipelines Bidco SARL 6.51% 2/23/42 (b)		200,000	200,000
MasTec, Inc.:
4.5% 8/15/28 (b)		297,000	267,643
6.625% 8/15/29 (b)		43,000	38,395
SRS Distribution, Inc. 4.625% 7/1/28 (b)		343,000	313,118
TMS Issuer SARL 5.78% 8/23/32 (Reg. S)		1,160,000	1,171,600
			4,627,855
Electrical Equipment - 0.0%
EnerSys 4.375% 12/15/27 (b)		31,000	28,370
Regal Rexnord Corp.:
6.05% 2/15/26 (b)		41,000	40,928
6.05% 4/15/28 (b)		83,000	81,662
6.3% 2/15/30 (b)		35,000	34,588
6.4% 4/15/33 (b)		49,000	48,289
Sensata Technologies BV:
4% 4/15/29 (b)		370,000	332,181
5% 10/1/25 (b)		16,000	15,741
5.625% 11/1/24 (b)		74,000	74,578
Vertiv Group Corp. 4.125% 11/15/28 (b)		526,000	476,123
Wesco Distribution, Inc.:
7.125% 6/15/25 (b)		1,692,000	1,694,408
7.25% 6/15/28 (b)		1,733,000	1,762,186
			4,589,054
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	950,000	978,729
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29 (b)		58,000	52,274
5.75% 7/15/27 (b)		379,000	357,622
Burlington Northern Santa Fe LLC:
3.05% 2/15/51		147,000	97,745
3.3% 9/15/51		133,000	93,544
3.55% 2/15/50		166,000	123,127
4.375% 9/1/42		73,000	62,984
4.55% 9/1/44		86,000	75,389
5.2% 4/15/54		1,493,000	1,447,054
5.4% 6/1/41		150,000	149,607
6.15% 5/1/37		21,000	22,534
7.082% 5/13/29		2,000	2,133
Canadian Pacific Railway Co.:
2.875% 11/15/29		265,000	232,071
3.1% 12/2/51		115,000	76,821
CSX Corp.:
2.5% 5/15/51		295,000	173,379
4.25% 11/1/66		90,000	70,008
4.5% 11/15/52		45,000	38,468
6.15% 5/1/37		1,475,000	1,568,314
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	750,000	789,405
Norfolk Southern Corp.:
3.155% 5/15/55		410,000	262,800
3.95% 10/1/42		105,000	83,182
4.05% 8/15/52		145,000	112,506
5.35% 8/1/54		168,000	160,494
RXO, Inc. 7.5% 11/15/27 (b)		150,000	153,992
Uber Technologies, Inc.:
4.5% 8/15/29 (b)		407,000	374,474
7.5% 5/15/25 (b)		79,000	80,481
Union Pacific Corp.:
2.4% 2/5/30		95,000	81,800
2.973% 9/16/62		200,000	121,038
3.5% 2/14/53		135,000	98,527
3.6% 9/15/37		1,015,000	842,674
3.75% 2/5/70		113,000	79,380
3.799% 4/6/71		315,000	225,386
3.839% 3/20/60		875,000	650,270
XPO, Inc.:
6.25% 5/1/25 (b)		154,000	152,490
6.25% 6/1/28 (b)		213,000	210,428
7.125% 6/1/31 (b)		645,000	651,951
			10,753,081
Machinery - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (b)		899,000	916,896
Eaton Corp.:
4.15% 3/15/33		95,000	88,672
4.15% 11/2/42		73,000	62,405
4.7% 8/23/52		595,000	540,591
Flowserve Corp. 2.8% 1/15/32		405,000	318,222
Hillenbrand, Inc. 3.75% 3/1/31		291,000	241,443
OT Merger Corp. 7.875% 10/15/29 (b)		1,000,000	565,000
Otis Worldwide Corp. 5.25% 8/16/28		598,000	600,884
Parker Hannifin Corp.:
3.25% 3/1/27		45,000	42,577
4.25% 9/15/27		160,000	155,761
6.25% 5/15/38		12,000	12,495
Pentair Finance SA 4.5% 7/1/29		8,070,000	7,570,811
Terex Corp. 5% 5/15/29 (b)		180,000	165,047
Trinity Industries, Inc. 7.75% 7/15/28 (b)		165,000	168,300
Westinghouse Air Brake Tech Co.:
3.45% 11/15/26		1,490,000	1,407,557
4.7% 9/15/28		10,335,000	9,988,859
Xylem, Inc. 1.95% 1/30/28		15,000	13,185
			22,858,705
Passenger Airlines - 0.1%
Air Canada 2013-1 Pass Through Trust equipment trust certificate 4.125% 11/15/26 (b)		93,627	88,750
Air Canada 2015-1 Pass Through Trust equipment trust certificate 3.6% 9/15/28 (b)		75,286	69,597
Air Canada 2015-2 Class AA equipment trust certificate 3.75% 6/15/29 (b)		21,198	19,192
Air Canada 2017-1 Pass-Through Trust:
2017-1, 3.3% 7/15/31 (b)		435,240	381,464
equipment trust certificate:
3.55% 7/15/31 (b)		26,040	22,381
3.7% 7/15/27 (b)		59,738	56,046
American Airlines 2015-2 Pass Through Trust equipment trust certificate 4% 3/22/29		56,090	50,199
American Airlines, Inc.:
equipment trust certificate 3.2% 12/15/29		20,213	18,133
3% 4/15/30		26,217	23,313
7.25% 2/15/28 (b)		80,000	79,012
8.5% 5/15/29 (b)(g)		185,000	190,835
11.75% 7/15/25 (b)		68,000	74,416
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.:
5.5% 4/20/26 (b)		451,684	444,664
5.75% 4/20/29 (b)		990,520	948,957
British Airways 2013-1 Class A Pass Through Trust equipment trust certificate 4.625% 12/20/25 (b)		17,449	17,305
British Airways 2018-1 Class A Pass Through Trust equipment trust certificate 4.125% 3/20/33 (b)		45,233	40,524
British Airways 2019-1 Class AA Pass Through Trust equipment trust certificate:
3.3% 6/15/34 (b)		13,607	11,838
3.35% 12/15/30 (b)		28,969	25,882
Delta Air Lines Pass Through Trust 3.204% 10/25/25		183,000	180,778
Delta Air Lines Pass Through Trust 2015-1AA equipment trust certificate 3.625% 1/30/29		78,175	72,576
Delta Air Lines, Inc.:
2% 12/10/29		250,289	218,772
4.375% 4/19/28		160,000	152,612
Mexico City Airport Trust:
4.25% 10/31/26 (b)		4,270,000	4,062,435
5.5% 10/31/46 (b)		1,092,000	849,172
5.5% 7/31/47 (b)		3,767,000	2,932,346
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)		181,247	180,249
Southwest Airlines Co. 5.125% 6/15/27		5,340,000	5,279,381
Spirit Airlines 2017-1AA Pass Through Trust equipment trust certificate 3.375% 8/15/31		16,727	14,625
United Airlines 2014-1 Pass Through Trust equipment trust certificate 4% 10/11/27		58,321	54,989
United Airlines 2014-2 Pass Through Trust equipment trust certificate 3.75% 3/3/28		9,407	8,833
United Airlines 2016-2 Class A Pass Through Trust 3.1% 4/7/30		19,948	16,774
United Airlines 2016-2 Class AA Pass Through Trust 2.875% 4/7/30		35,768	31,387
United Airlines 2016-2 Class B Pass Through Trust 3.65% 4/7/27		28,194	26,413
United Airlines 2019-1 Class AA Pass Through Trust 4.15% 2/25/33		35,621	32,005
United Airlines Pass-Through Trust:
Series 2018-1, 3.5% 9/1/31		530,165	473,494
Series 2023-1 Class A, 5.8% 7/15/37		6,000,000	5,754,772
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30		26,653	23,855
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27		124,482	119,753
United Airlines, Inc.:
equipment trust certificate:
Series 2012-2B 4% 4/29/26		104,582	101,751
4.15% 10/11/25		2,416	2,395
4.375% 4/15/26 (b)		2,258,000	2,147,204
4.55% 2/25/33		42,222	36,481
4.625% 4/15/29 (b)		595,000	531,162
United Airlines, Inc. 2018-1A Pass Through Trust 3.7% 9/1/31		28,103	23,976
United Airlines, Inc. 2019-2AA Pass Through Trust 2.7% 11/1/33		45,007	36,878
United Continental Holdings, Inc. 4.875% 1/15/25		65,000	63,863
			25,991,439
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		110,000	102,364
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)		320,000	294,230
4% 7/1/29 (b)		45,000	40,993
Equifax, Inc.:
2.35% 9/15/31		250,000	198,737
2.6% 12/1/24		2,095,000	2,027,815
TriNet Group, Inc.:
3.5% 3/1/29 (b)		165,000	143,550
7.125% 8/15/31 (b)		110,000	111,100
			2,918,789
Trading Companies & Distributors - 0.0%
Air Lease Corp.:
1.875% 8/15/26		93,000	84,139
2.3% 2/1/25		29,000	27,766
2.875% 1/15/26		76,000	71,517
3.25% 3/1/25		7,000	6,754
3.25% 10/1/29		29,000	25,433
3.375% 7/1/25		7,765,000	7,451,020
5.85% 12/15/27		1,023,000	1,027,365
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		115,000	114,872
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)		165,000	167,857
Herc Holdings, Inc. 5.5% 7/15/27 (b)		372,000	361,224
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	600,000	698,766
United Rentals North America, Inc.:
3.75% 1/15/32		825,000	699,756
3.875% 2/15/31		238,000	207,305
4% 7/15/30		175,000	155,935
4.875% 1/15/28		2,625,000	2,524,697
5.25% 1/15/30		195,000	186,306
W.W. Grainger, Inc. 4.6% 6/15/45		15,000	13,462
			13,824,174
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.125% 2/21/26 (b)		655,000	596,238
2.528% 11/18/27 (b)		6,873,000	5,939,029
2.875% 2/15/25 (b)		262,000	250,247
3.95% 7/1/24 (b)		2,862,000	2,813,233
4.25% 4/15/26 (b)		314,000	298,651
4.375% 5/1/26 (b)		3,477,000	3,309,872
5.25% 5/15/24 (b)		4,602,000	4,571,501
5.5% 1/15/26 (b)		93,000	91,186
6.375% 5/4/28 (b)		6,246,000	6,228,834
DP World Ltd. 2.375% 9/25/26 (b)	EUR	1,430,000	1,474,836
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (b)		159,000	135,251
Heathrow Funding Ltd. 2.625% 3/16/28 (Reg. S)	GBP	735,000	794,989
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	300,000	274,791
Sydney Airport Finance Co. Property Ltd. 3.375% 4/30/25 (b)		38,000	36,769
Transurban Finance Co. Pty Ltd. 2.45% 3/16/31 (b)		118,000	94,896
			26,910,323
TOTAL INDUSTRIALS			211,056,543
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Ciena Corp. 4% 1/31/30 (b)		100,000	88,151
Commscope Technologies LLC 5% 3/15/27 (b)		43,000	18,275
CommScope, Inc.:
4.75% 9/1/29 (b)		84,000	52,710
6% 3/1/26 (b)		483,000	414,173
HTA Group Ltd. 7% 12/18/25 (b)		230,000	224,600
Hughes Satellite Systems Corp. 6.625% 8/1/26		300,000	235,952
Motorola Solutions, Inc.:
2.3% 11/15/30		203,000	164,885
2.75% 5/24/31		585,000	481,517
5.5% 9/1/44		398,000	366,040
5.6% 6/1/32		521,000	515,966
ViaSat, Inc. 7.5% 5/30/31 (b)		925,000	661,375
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		230,000	192,078
			3,415,722
Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.:
2.95% 2/15/32		10,000	8,149
3.875% 1/12/28		6,000	5,590
4% 4/1/25		19,000	18,503
Coherent Corp. 5% 12/15/29 (b)		833,000	753,885
Corning, Inc.:
3.9% 11/15/49		35,000	25,894
5.35% 11/15/48		146,000	134,946
Dell International LLC/EMC Corp. 5.25% 2/1/28		440,000	441,235
Imola Merger Corp. 4.75% 5/15/29 (b)		517,000	469,741
Sensata Technologies, Inc.:
3.75% 2/15/31 (b)		621,000	525,024
4.375% 2/15/30 (b)		200,000	178,257
TD SYNNEX Corp. 1.75% 8/9/26		6,930,000	6,177,719
Teledyne Technologies, Inc.:
2.25% 4/1/28		1,675,000	1,472,775
2.75% 4/1/31		4,505,000	3,761,016
TTM Technologies, Inc. 4% 3/1/29 (b)		130,000	115,574
			14,088,308
IT Services - 0.0%
Acuris Finance U.S. 5% 5/1/28 (b)		200,000	159,586
Arches Buyer, Inc. 4.25% 6/1/28 (b)		323,000	281,426
CGI, Inc. 1.45% 9/14/26		109,000	97,485
Gartner, Inc.:
3.625% 6/15/29 (b)		365,000	326,139
3.75% 10/1/30 (b)		260,000	227,009
4.5% 7/1/28 (b)		165,000	154,541
Genpact Luxembourg SARL / Genpact U.S.A., Inc. 1.75% 4/10/26		960,000	878,059
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		435,000	383,059
Presidio Holdings, Inc. 4.875% 2/1/27 (b)		306,000	295,934
Tempo Acquisition LLC 5.75% 6/1/25 (b)		5,000,000	4,936,418
Twilio, Inc.:
3.625% 3/15/29		210,000	185,039
3.875% 3/15/31		85,000	73,331
			7,998,026
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 6.625% 9/15/27 (b)		346,000	347,578
ams-OSRAM AG 12.25% 3/30/29 (b)		200,000	203,964
Broadcom, Inc.:
1.95% 2/15/28 (b)		1,620,000	1,421,573
2.45% 2/15/31 (b)		12,454,000	10,239,793
2.6% 2/15/33 (b)		12,129,000	9,549,990
3.137% 11/15/35 (b)		1,991,000	1,549,685
3.187% 11/15/36 (b)		638,000	487,480
3.419% 4/15/33 (b)		4,197,000	3,527,063
3.5% 2/15/41 (b)		19,586,000	14,619,675
3.75% 2/15/51 (b)		5,224,000	3,805,325
4% 4/15/29 (b)		1,410,000	1,320,534
4.15% 4/15/32 (b)		959,000	868,286
4.926% 5/15/37 (b)		2,410,000	2,207,394
Entegris Escrow Corp. 5.95% 6/15/30 (b)		643,000	621,110
Entegris, Inc.:
3.625% 5/1/29 (b)		324,000	283,251
4.375% 4/15/28 (b)		444,000	414,310
Intel Corp.:
3.1% 2/15/60		20,000	12,784
3.25% 11/15/49		49,000	33,801
5.2% 2/10/33		401,000	406,571
5.625% 2/10/43		385,000	391,977
5.7% 2/10/53		938,000	952,969
5.9% 2/10/63		2,375,000	2,484,121
KLA Corp.:
3.3% 3/1/50		252,000	179,197
4.65% 7/15/32		130,000	127,742
4.95% 7/15/52		261,000	245,643
5.25% 7/15/62		112,000	107,738
Marvell Technology, Inc.:
2.95% 4/15/31		100,000	83,807
5.75% 2/15/29		460,000	464,227
NVIDIA Corp. 3.5% 4/1/40		100,000	82,409
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
3.125% 2/15/42		85,000	58,234
3.25% 5/11/41		146,000	103,626
3.4% 5/1/30		442,000	389,287
5% 1/15/33		43,000	40,952
ON Semiconductor Corp. 3.875% 9/1/28 (b)		571,000	516,198
Qorvo, Inc. 4.375% 10/15/29		290,000	262,470
Qualcomm, Inc.:
4.25% 5/20/32		25,000	23,957
4.5% 5/20/52		65,000	56,487
Synaptics, Inc. 4% 6/15/29 (b)		110,000	95,184
Teledyne FLIR LLC 2.5% 8/1/30		445,000	366,961
Texas Instruments, Inc.:
3.875% 3/15/39		47,000	40,988
4.15% 5/15/48		8,000	6,788
5.05% 5/18/63		256,000	243,014
TSMC Arizona Corp. 2.5% 10/25/31		702,000	579,578
			59,823,721
Software - 0.1%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		299,000	277,323
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		135,000	134,884
Clarivate Science Holdings Corp. 3.875% 7/1/28 (b)		282,000	254,430
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		210,000	215,416
Crowdstrike Holdings, Inc. 3% 2/15/29		125,000	109,751
Elastic NV 4.125% 7/15/29 (b)		120,000	107,129
Fair Isaac Corp. 4% 6/15/28 (b)		500,000	459,983
Gen Digital, Inc. 5% 4/15/25 (b)		370,000	367,003
Intuit, Inc.:
1.35% 7/15/27		200,000	176,944
5.2% 9/15/33		800,000	806,346
5.5% 9/15/53		100,000	102,610
Microsoft Corp.:
2.5% 9/15/50 (b)		1,298,000	823,152
2.921% 3/17/52		3,352,000	2,314,548
NCR Voyix Corp.:
5% 10/1/28 (b)		382,000	347,754
5.125% 4/15/29 (b)		103,000	94,332
Open Text Corp.:
3.875% 2/15/28 (b)		490,000	445,954
3.875% 12/1/29 (b)		370,000	323,614
6.9% 12/1/27 (b)		500,000	513,936
Oracle Corp.:
2.3% 3/25/28		178,000	158,273
2.65% 7/15/26		325,000	304,456
2.8% 4/1/27		1,465,000	1,360,353
2.95% 5/15/25		1,185,000	1,142,665
3.6% 4/1/40		2,932,000	2,229,548
3.6% 4/1/50		2,530,000	1,766,766
3.65% 3/25/41		682,000	516,727
3.8% 11/15/37		230,000	187,415
3.85% 7/15/36		51,000	42,597
3.85% 4/1/60		6,500,000	4,464,273
3.9% 5/15/35		45,000	38,516
3.95% 3/25/51		47,000	34,775
4% 11/15/47		605,000	457,042
4.125% 5/15/45		3,525,000	2,750,889
4.3% 7/8/34		16,000	14,435
4.375% 5/15/55		25,000	19,368
4.9% 2/6/33		1,179,000	1,134,283
5.55% 2/6/53		2,970,000	2,799,833
6.9% 11/9/52		1,315,000	1,466,394
RingCentral, Inc. 8.5% 8/15/30 (b)		170,000	169,354
Roper Technologies, Inc. 1.75% 2/15/31		200,000	157,827
ServiceNow, Inc. 1.4% 9/1/30		1,005,000	799,227
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		1,151,000	1,113,892
VMware, Inc. 4.65% 5/15/27		141,000	137,872
Workday, Inc.:
3.5% 4/1/27		405,000	384,586
3.7% 4/1/29		1,400,000	1,299,302
			32,825,777
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.:
2.65% 2/8/51		497,000	322,297
3.25% 2/23/26		2,345,000	2,268,925
3.45% 2/9/45		82,000	65,056
3.75% 11/13/47		29,000	23,756
3.85% 8/4/46		1,570,000	1,313,566
4.85% 5/10/53		565,000	546,878
Hewlett Packard Enterprise Co. 5.25% 7/1/28		210,000	210,546
Seagate HDD Cayman:
3.125% 7/15/29		64,000	49,908
4.091% 6/1/29		96,000	86,142
4.125% 1/15/31		106,000	90,769
8.25% 12/15/29 (b)		1,078,000	1,144,875
8.5% 7/15/31 (b)		12,000	12,824
9.625% 12/1/32 (b)		102,965	115,647
			6,251,189
TOTAL INFORMATION TECHNOLOGY			124,402,743
MATERIALS - 0.3%
Chemicals - 0.1%
Avient Corp. 7.125% 8/1/30 (b)		307,000	308,776
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		543,000	514,814
Braskem Idesa SAPI 6.99% 2/20/32 (b)		200,000	127,500
Celanese U.S. Holdings LLC:
6.35% 11/15/28		3,358,000	3,430,509
6.55% 11/15/30		3,406,000	3,492,655
6.7% 11/15/33		1,991,000	2,063,002
CF Industries Holdings, Inc.:
4.95% 6/1/43		624,000	528,944
5.15% 3/15/34		82,000	77,641
E.I. du Pont de Nemours & Co. 4.8% 5/15/33		255,000	248,236
Eastman Chemical Co. 5.75% 3/8/33		74,000	73,557
Ecolab, Inc. 2.125% 2/1/32		35,000	28,328
Element Solutions, Inc. 3.875% 9/1/28 (b)		311,000	276,368
FMC Corp.:
4.5% 10/1/49		1,495,000	1,081,799
5.65% 5/18/33		1,210,000	1,138,512
INEOS Quattro Finance 2 PLC:
3.375% 1/15/26 (b)		275,000	258,220
9.625% 3/15/29 (b)		225,000	232,368
International Flavors & Fragrances, Inc.:
2.3% 11/1/30 (b)		4,885,000	3,879,260
3.468% 12/1/50 (b)		1,475,000	929,237
Invictus U.S. Newco LLC 5% 10/30/29 (b)		350,000	284,422
LSB Industries, Inc. 6.25% 10/15/28 (b)		235,000	219,037
LYB International Finance BV:
4.875% 3/15/44		1,000,000	839,722
5.25% 7/15/43		1,410,000	1,251,068
LYB International Finance III LLC 3.375% 10/1/40		668,000	476,935
Methanex Corp.:
5.125% 10/15/27		320,000	301,680
5.25% 12/15/29		155,000	142,695
5.65% 12/1/44		105,000	84,637
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)		27,000	21,303
4.875% 6/1/24 (b)		32,000	31,637
5% 5/1/25 (b)		1,246,000	1,207,816
5.25% 6/1/27 (b)		279,000	251,141
Nufarm Australia Ltd. 5% 1/27/30 (b)		280,000	248,055
Nutrien Ltd.:
2.95% 5/13/30		81,000	70,021
3.95% 5/13/50		90,000	66,738
4.125% 3/15/35		14,000	12,093
4.9% 3/27/28		1,090,000	1,076,548
4.9% 6/1/43		1,325,000	1,139,865
OCI NV 3.625% 10/15/25 (Reg. S)	EUR	1,603,800	1,708,325
Olin Corp.:
5% 2/1/30		195,000	179,054
5.125% 9/15/27		700,000	666,435
5.625% 8/1/29		320,000	305,472
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (b)		200,000	205,711
Rain Carbon, Inc. 12.25% 9/1/29 (b)		575,000	586,500
RPM International, Inc. 2.95% 1/15/32		40,000	32,162
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		810,000	738,619
5.875% 3/27/24		1,500,000	1,483,815
Sherwin-Williams Co. 4.5% 6/1/47		210,000	177,549
SPCM SA 3.125% 3/15/27 (b)		115,000	102,426
The Chemours Co. LLC:
4.625% 11/15/29 (b)		1,460,000	1,226,724
5.75% 11/15/28 (b)		398,000	360,260
The Dow Chemical Co. 4.625% 10/1/44		395,000	326,603
The Scotts Miracle-Gro Co.:
4% 4/1/31		2,921,000	2,344,179
4.375% 2/1/32		625,000	496,316
4.5% 10/15/29		525,000	447,641
5.25% 12/15/26		59,000	56,211
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		34,000	28,390
Tronox, Inc. 4.625% 3/15/29 (b)		290,000	246,575
Union Carbide Corp. 7.75% 10/1/96		38,000	44,664
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)		410,000	390,445
7.375% 3/1/31 (b)		40,000	38,998
			38,608,213
Construction Materials - 0.0%
Global Infrastructure Solutions, Inc. 5.625% 6/1/29 (b)		385,000	321,768
Knife River Holding Co. 7.75% 5/1/31 (b)		217,000	222,872
Martin Marietta Materials, Inc.:
2.4% 7/15/31		1,490,000	1,210,423
2.5% 3/15/30		400,000	335,785
Smyrna Ready Mix LLC 8.875% 11/15/31 (b)		200,000	203,420
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29 (b)		352,000	329,120
7.25% 1/15/31 (b)(g)		85,000	85,000
VM Consolidated, Inc. 5.5% 4/15/29 (b)		180,000	163,118
Vulcan Materials Co. 4.5% 6/15/47		350,000	293,615
			3,165,121
Containers & Packaging - 0.1%
Amcor Finance (U.S.A.), Inc. 5.625% 5/26/33		75,000	74,963
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (b)		280,000	240,823
6% 6/15/27 (b)		200,000	194,107
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)		844,000	746,640
5.25% 8/15/27 (b)		1,260,000	925,186
5.25% 8/15/27 (b)		797,000	585,217
Ball Corp.:
2.875% 8/15/30		55,000	45,563
3.125% 9/15/31		395,000	326,194
6% 6/15/29		2,079,000	2,074,442
Berry Global, Inc.:
1.57% 1/15/26		1,675,000	1,536,992
4.875% 7/15/26 (b)		7,055,000	6,829,943
5.5% 4/15/28 (b)		3,497,000	3,440,501
BWAY Holding Co. 7.875% 8/15/26 (b)		642,000	637,751
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		54,000	52,654
Graphic Packaging International, Inc.:
3.5% 3/15/28 (b)		49,000	44,347
3.5% 3/1/29 (b)		175,000	152,153
3.75% 2/1/30 (b)		295,000	257,095
4.75% 7/15/27 (b)		64,000	60,747
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)		40,000	35,859
Owens-Brockway Glass Container, Inc.:
6.625% 5/13/27 (b)		411,000	406,767
7.25% 5/15/31 (b)		160,000	158,802
Packaging Corp. of America 3.05% 10/1/51		108,000	68,261
Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (b)		2,350,000	2,135,563
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4% 10/15/27 (b)		966,000	883,890
Sealed Air Corp.:
1.573% 10/15/26 (b)		2,750,000	2,442,459
4% 12/1/27 (b)		229,000	210,451
5% 4/15/29 (b)		350,000	326,284
6.875% 7/15/33 (b)		210,000	210,402
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28 (b)		340,000	336,330
7.25% 2/15/31 (b)		215,000	220,096
TriMas Corp. 4.125% 4/15/29 (b)		131,000	113,877
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		315,000	302,866
WRKCo, Inc. 4.65% 3/15/26		88,000	86,170
			26,163,395
Metals & Mining - 0.1%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (b)		110,000	98,110
6.125% 5/15/28 (b)		200,000	196,943
Arsenal AIC Parent LLC 8% 10/1/30 (b)		65,000	66,320
ATI, Inc.:
4.875% 10/1/29		70,000	62,650
5.875% 12/1/27		348,000	336,304
Barrick North America Finance LLC:
5.7% 5/30/41		2,830,000	2,819,232
5.75% 5/1/43		475,000	476,882
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39		1,340,000	1,360,943
BHP Billiton Financial (U.S.A.) Ltd.:
4.9% 2/28/33		103,000	101,414
5.25% 9/8/30		230,000	232,186
5.25% 9/8/33		580,000	580,317
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (b)		162,000	161,722
Carpenter Technology Corp. 6.375% 7/15/28		209,000	205,325
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (b)		194,000	174,346
4.875% 3/1/31 (b)		110,000	94,554
5.875% 6/1/27		318,000	312,161
6.75% 3/15/26 (b)		86,000	86,117
6.75% 4/15/30 (b)		305,000	296,713
Commercial Metals Co. 3.875% 2/15/31		235,000	199,411
Compass Minerals International, Inc. 6.75% 12/1/27 (b)		120,000	116,802
Corporacion Nacional del Cobre de Chile (Codelco):
5.125% 2/2/33 (b)		200,000	185,862
5.125% 2/2/33		350,000	325,259
6.3% 9/8/53 (b)		200,000	190,290
ERO Copper Corp. 6.5% 2/15/30 (b)		370,000	316,406
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)		152,000	143,462
Freeport-McMoRan, Inc.:
4.125% 3/1/28		960,000	899,539
4.375% 8/1/28		6,105,000	5,724,231
4.625% 8/1/30		1,069,000	992,561
5.25% 9/1/29		305,000	301,795
5.4% 11/14/34		632,000	599,385
Glencore Finance Canada Ltd. 6.9% 11/15/37 (b)		2,000	2,098
Glencore Funding LLC:
2.5% 9/1/30 (b)		40,000	32,742
2.625% 9/23/31 (b)		260,000	209,222
2.85% 4/27/31 (b)		269,000	220,577
3.875% 10/27/27 (b)		137,000	128,676
6.375% 10/6/30 (b)		656,000	678,259
Hecla Mining Co. 7.25% 2/15/28		775,000	766,059
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		55,000	52,249
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		512,000	453,518
Kinross Gold Corp.:
4.5% 7/15/27		8,460,000	8,162,099
6.25% 7/15/33 (b)		5,585,000	5,650,231
Mineral Resources Ltd. 8% 11/1/27 (b)		530,000	531,020
Newmont Corp.:
2.25% 10/1/30		3,612,000	2,993,044
2.8% 10/1/29		3,385,000	2,973,168
5.45% 6/9/44		185,000	174,776
Novelis Corp.:
3.25% 11/15/26 (b)		245,000	224,785
3.875% 8/15/31 (b)		137,000	115,314
4.75% 1/30/30 (b)		134,000	121,652
Nucor Corp. 2.979% 12/15/55		80,000	47,925
PMHC II, Inc. 9% 2/15/30 (b)		175,000	134,810
PT Indonesia Asahan Aluminium 6.53% 11/15/28 (b)		1,950,000	1,996,898
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40		68,000	65,554
Rio Tinto Finance (U.S.A.) PLC 4.125% 8/21/42		160,000	135,403
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		30,000	26,941
Southern Copper Corp. 5.875% 4/23/45		455,000	430,453
Steel Dynamics, Inc. 3.45% 4/15/30		9,595,000	8,517,290
Teck Resources Ltd.:
5.4% 2/1/43		56,000	49,399
6% 8/15/40		1,193,000	1,147,414
United States Steel Corp. 6.875% 3/1/29		167,000	165,975
			53,864,793
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 4.5% 8/1/24		1,850,000	1,823,138
Clearwater Paper Corp. 4.75% 8/15/28 (b)		500,000	446,193
LABL, Inc. 6.75% 7/15/26 (b)		224,000	212,915
Suzano Austria GmbH 6% 1/15/29		1,263,000	1,251,886
			3,734,132
TOTAL MATERIALS			125,535,654
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33		33,000	24,208
2.95% 3/15/34		1,105,000	871,327
4.9% 12/15/30		5,395,000	5,166,009
5.15% 4/15/53		31,000	27,727
American Assets Trust LP 3.375% 2/1/31		3,370,000	2,574,351
American Homes 4 Rent LP:
2.375% 7/15/31		704,000	552,057
3.375% 7/15/51		1,089,000	673,760
3.625% 4/15/32		2,910,000	2,493,979
4.3% 4/15/52		4,020,000	2,994,531
American Tower Corp.:
1.45% 9/15/26		82,000	73,386
1.875% 10/15/30		408,000	320,381
2.7% 4/15/31		2,423,000	1,994,510
2.95% 1/15/51		25,000	15,396
3.1% 6/15/50		3,000	1,884
3.8% 8/15/29		872,000	800,553
5.55% 7/15/33		3,055,000	3,021,406
5.65% 3/15/33		585,000	582,916
AvalonBay Communities, Inc. 3.35% 5/15/27		15,000	14,127
Boston Properties, Inc. 4.5% 12/1/28		5,210,000	4,787,981
Camden Property Trust 3.15% 7/1/29		146,000	131,005
Corporate Office Properties LP:
2% 1/15/29		600,000	474,774
2.25% 3/15/26		1,820,000	1,669,560
2.75% 4/15/31		6,209,000	4,747,982
2.9% 12/1/33		490,000	354,256
Crown Castle International Corp.:
2.1% 4/1/31		355,000	278,843
2.5% 7/15/31		130,000	104,508
2.9% 3/15/27		125,000	114,827
CubeSmart LP 2.25% 12/15/28		865,000	738,077
Equinix, Inc.:
2% 5/15/28		90,000	77,891
2.15% 7/15/30		80,000	65,058
2.5% 5/15/31		118,000	96,006
3.2% 11/18/29		575,000	507,934
3.9% 4/15/32		40,000	35,464
ERP Operating LP:
2.85% 11/1/26		87,000	81,416
3.25% 8/1/27		15,000	13,933
GLP Capital LP/GLP Financing II, Inc.:
3.25% 1/15/32		5,287,000	4,246,873
4% 1/15/30		979,000	859,229
4% 1/15/31		473,000	404,596
5.25% 6/1/25		200,000	196,613
5.375% 4/15/26		6,845,000	6,688,869
5.75% 6/1/28		813,000	802,849
Goodman U.S. Finance Three, LLC 3.7% 3/15/28 (b)		57,000	52,038
Healthcare Trust of America Holdings LP:
2.05% 3/15/31		265,000	196,142
3.1% 2/15/30		1,715,000	1,455,432
3.5% 8/1/26		2,311,000	2,173,384
3.625% 1/15/28		1,692,000	1,530,682
3.875% 5/1/25		2,215,000	2,117,427
Healthpeak OP, LLC:
2.125% 12/1/28		30,000	25,607
3% 1/15/30		1,679,000	1,442,019
Hudson Pacific Properties LP:
3.25% 1/15/30		2,705,000	1,814,464
3.95% 11/1/27		385,000	298,736
4.65% 4/1/29		13,738,000	10,187,815
Invitation Homes Operating Partnership LP:
2% 8/15/31		3,991,000	3,016,729
4.15% 4/15/32		4,260,000	3,725,921
Iron Mountain, Inc.:
4.5% 2/15/31 (b)		39,000	33,754
4.875% 9/15/27 (b)		506,000	478,995
4.875% 9/15/29 (b)		1,243,000	1,131,916
5.25% 3/15/28 (b)		223,000	211,315
5.25% 7/15/30 (b)		75,000	68,779
Kilroy Realty LP 2.65% 11/15/33		2,010,000	1,394,738
Kimco Realty OP, LLC:
1.9% 3/1/28		3,540,000	3,030,739
3.2% 4/1/32		1,340,000	1,114,926
4.6% 2/1/33		3,535,000	3,237,264
Kite Realty Group Trust:
4% 3/15/25		6,865,000	6,614,359
4.75% 9/15/30		10,799,000	9,831,691
LXP Industrial Trust (REIT):
2.7% 9/15/30		894,000	713,008
4.4% 6/15/24		1,319,000	1,301,734
6.75% 11/15/28		455,000	462,818
MPT Operating Partnership LP/MPT Finance Corp.:
0.993% 10/15/26	EUR	200,000	161,098
2.5% 3/24/26	GBP	4,400,000	4,414,039
3.5% 3/15/31		1,190,000	733,251
4.625% 8/1/29		41,000	29,286
5% 10/15/27		2,450,000	1,951,679
5.25% 8/1/26		495,000	430,720
NNN (REIT), Inc.:
3% 4/15/52		471,000	280,386
3.6% 12/15/26		47,000	44,196
4.3% 10/15/28		23,000	21,660
5.6% 10/15/33		50,000	48,889
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		5,977,000	4,569,818
3.375% 2/1/31		3,399,000	2,757,391
3.625% 10/1/29		7,647,000	6,517,312
4.5% 1/15/25		2,793,000	2,729,484
4.5% 4/1/27		1,500,000	1,406,497
4.75% 1/15/28		7,569,000	7,065,128
5.25% 1/15/26		5,841,000	5,684,864
Physicians Realty LP:
2.625% 11/1/31		1,940,000	1,532,442
3.95% 1/15/28		136,000	126,361
Piedmont Operating Partnership LP 2.75% 4/1/32		1,374,000	910,536
Prologis LP:
1.75% 7/1/30		143,000	114,230
2.125% 10/15/50		43,000	22,815
3% 4/15/50		150,000	96,049
4.75% 6/15/33		165,000	157,512
Public Storage:
2.25% 11/9/31		40,000	32,237
5.1% 8/1/33		171,000	167,941
Realty Income Corp.:
1.8% 3/15/33		32,000	23,379
2.2% 6/15/28		791,000	688,598
2.85% 12/15/32		1,553,000	1,257,409
3.1% 12/15/29		6,510,000	5,724,275
3.25% 1/15/31		1,193,000	1,035,800
3.4% 1/15/28		5,340,000	4,953,010
4.125% 10/15/26		20,000	19,355
Regency Centers LP 3.7% 6/15/30		177,000	157,817
Retail Opportunity Investments Partnership LP:
4% 12/15/24		877,000	853,151
5% 12/15/23		626,000	625,681
RHP Hotel Properties LP/RHP Finance Corp.:
4.75% 10/15/27		213,000	202,292
7.25% 7/15/28 (b)		334,000	339,188
Safehold Operating Partnership LP 2.8% 6/15/31		146,000	113,603
SBA Communications Corp.:
3.125% 2/1/29		956,000	832,519
3.875% 2/15/27		400,000	376,538
Scentre Management Ltd./ RE1 Ltd.:
3.25% 10/28/25 (b)		29,000	27,678
3.5% 2/12/25 (b)		41,000	39,846
Senior Housing Properties Trust:
4.375% 3/1/31		350,000	246,350
4.75% 5/1/24		275,000	259,737
4.75% 2/15/28		2,792,000	2,033,378
9.75% 6/15/25		250,000	247,985
Service Properties Trust 5.5% 12/15/27		100,000	89,036
Simon Property Group LP:
2.45% 9/13/29		1,975,000	1,688,977
3.25% 9/13/49		168,000	110,529
SITE Centers Corp.:
3.625% 2/1/25		2,396,000	2,314,063
4.25% 2/1/26		5,582,000	5,380,893
Spirit Realty LP:
2.7% 2/15/32		7,287,000	5,815,104
3.4% 1/15/30		1,460,000	1,280,510
Store Capital Corp.:
2.75% 11/18/30		1,957,000	1,435,661
4.625% 3/15/29		2,475,000	2,154,591
Sun Communities Operating LP:
2.3% 11/1/28		1,550,000	1,317,900
2.7% 7/15/31		11,527,000	9,129,914
UDR, Inc.:
1.9% 3/15/33		14,000	10,136
2.1% 8/1/32		47,000	35,008
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (b)		585,000	484,951
Ventas Realty LP:
3% 1/15/30		10,008,000	8,500,123
3.25% 10/15/26		6,000	5,610
3.5% 2/1/25		13,000	12,605
3.85% 4/1/27		518,000	487,686
4% 3/1/28		2,712,000	2,529,955
4.125% 1/15/26		1,630,000	1,574,762
4.75% 11/15/30		13,000,000	12,147,166
VICI Properties LP:
4.375% 5/15/25		749,000	729,434
4.75% 2/15/28		6,736,000	6,384,751
4.95% 2/15/30		6,900,000	6,416,146
5.125% 5/15/32		4,086,000	3,762,055
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (b)		125,000	120,889
3.75% 2/15/27 (b)		52,000	48,148
3.875% 2/15/29 (b)		1,460,000	1,300,130
4.125% 8/15/30 (b)		321,000	279,710
4.25% 12/1/26 (b)		2,590,000	2,440,120
4.5% 9/1/26 (b)		461,000	437,904
4.5% 1/15/28 (b)		539,000	500,435
4.625% 6/15/25 (b)		85,000	82,652
4.625% 12/1/29 (b)		2,909,000	2,632,636
5.625% 5/1/24 (b)		1,344,000	1,338,162
5.75% 2/1/27 (b)		285,000	280,504
Vornado Realty LP:
2.15% 6/1/26		1,762,000	1,525,711
3.4% 6/1/31		6,373,000	4,556,569
Welltower OP LLC:
2.7% 2/15/27		2,590,000	2,389,426
2.75% 1/15/31		6,560,000	5,452,072
2.8% 6/1/31		2,305,000	1,922,432
Weyerhaeuser Co. 4% 4/15/30		1,400,000	1,289,293
WP Carey, Inc.:
2.25% 4/1/33		3,969,000	2,932,037
2.4% 2/1/31		2,070,000	1,672,084
3.85% 7/15/29		1,725,000	1,559,727
4% 2/1/25		3,793,000	3,711,189
4.25% 10/1/26		63,000	60,728
			279,737,018
Real Estate Management & Development - 0.1%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	733,500	311,382
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S) (e)	EUR	300,000	122,620
5% 4/27/27 (Reg. S) (e)	EUR	3,100,000	1,130,306
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	2,355,000	2,066,914
2.625% 10/20/28 (Reg. S)	GBP	350,000	360,330
Brandywine Operating Partnership LP:
3.95% 11/15/27		5,608,000	4,855,875
4.1% 10/1/24		4,892,000	4,743,027
4.55% 10/1/29		1,707,000	1,408,906
7.8% 3/15/28		6,570,000	6,292,875
CBRE Group, Inc. 4.875% 3/1/26		12,670,000	12,409,962
Essex Portfolio LP:
1.7% 3/1/28		515,000	438,730
2.65% 3/15/32		115,000	91,628
Extra Space Storage LP:
2.2% 10/15/30		4,096,000	3,252,993
2.35% 3/15/32		386,000	299,174
2.4% 10/15/31		645,000	507,742
3.9% 4/1/29		610,000	559,591
5.5% 7/1/30		100,000	98,498
Global Towers Partners Acquisition Partners I LLC 3.482% 6/15/50 (b)		105,000	101,168
Greystar Real Estate Partners 7.75% 9/1/30 (b)		50,000	50,866
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	775,000	568,578
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	800,000	352,994
Host Hotels & Resorts LP 2.9% 12/15/31		840,000	670,433
Howard Hughes Corp.:
4.125% 2/1/29 (b)		300,000	257,250
4.375% 2/1/31 (b)		385,000	319,550
5.375% 8/1/28 (b)		850,000	796,875
Kennedy-Wilson, Inc.:
4.75% 3/1/29		90,000	72,156
4.75% 2/1/30		225,000	171,990
5% 3/1/31		38,000	28,517
Mattamy Group Corp. 4.625% 3/1/30 (b)		1,500,000	1,320,717
Mid-America Apartments LP 4.2% 6/15/28		82,000	78,257
Samhallsbyggnadsbolaget I Norden AB:
1.75% 1/14/25 (Reg. S)	EUR	200,000	182,868
2.25% 8/12/27 (Reg. S)	EUR	400,000	271,458
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	400,000	384,243
Tanger Properties LP:
2.75% 9/1/31		4,140,000	3,167,656
3.125% 9/1/26		3,497,000	3,218,270
3.875% 7/15/27		13,369,000	12,038,254
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)		1,400,000	1,291,500
5.75% 1/15/28 (b)		280,000	272,474
5.875% 6/15/27 (b)		1,500,000	1,471,000
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	780,000	755,739
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (b)		328,000	300,521
			67,093,887
TOTAL REAL ESTATE			346,830,905
UTILITIES - 0.6%
Electric Utilities - 0.4%
AEP Texas, Inc.:
2.1% 7/1/30		2,550,000	2,061,075
3.45% 5/15/51		707,000	470,357
3.8% 10/1/47		845,000	592,264
3.95% 6/1/28		81,000	76,294
5.25% 5/15/52		494,000	442,373
5.4% 6/1/33		1,019,000	994,531
6.65% 2/15/33		21,000	21,889
AEP Transmission Co. LLC:
2.75% 8/15/51		460,000	275,287
3.15% 9/15/49		122,000	80,450
3.65% 4/1/50		58,000	41,844
3.75% 12/1/47		850,000	623,773
4% 12/1/46		375,000	292,412
Alabama Power Co.:
3% 3/15/52		171,000	109,199
3.05% 3/15/32		95,000	80,786
3.75% 3/1/45		1,050,000	795,434
3.85% 12/1/42		700,000	551,419
4.1% 1/15/42		225,000	176,398
4.3% 7/15/48		10,000	7,951
5.5% 3/15/41		36,000	34,120
5.85% 11/15/33		125,000	129,092
6% 3/1/39		74,000	74,792
6.125% 5/15/38		861,000	888,170
Alliant Energy Finance LLC 1.4% 3/15/26 (b)		2,300,000	2,067,264
American Transmission Systems, Inc. 2.65% 1/15/32 (b)		639,000	518,094
Arizona Public Service Co.:
2.2% 12/15/31		2,440,000	1,901,105
2.6% 8/15/29		340,000	296,836
3.5% 12/1/49		1,100,000	719,346
3.75% 5/15/46		825,000	584,340
4.25% 3/1/49		29,000	21,693
4.7% 1/15/44		4,000	3,159
5.55% 8/1/33		1,000,000	990,527
6.35% 12/15/32		3,735,000	3,910,636
Atlantic City Electric Co. 2.3% 3/15/31		425,000	345,928
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (e)	EUR	760,000	727,137
Baltimore Gas & Electric Co.:
2.9% 6/15/50		231,000	145,250
3.2% 9/15/49		315,000	210,837
3.75% 8/15/47		190,000	140,799
4.25% 9/15/48		40,000	31,970
5.4% 6/1/53		551,000	527,571
CenterPoint Energy Houston Electric LLC:
2.35% 4/1/31		111,000	91,294
2.9% 7/1/50		58,000	37,077
3.35% 4/1/51		109,000	75,226
3.95% 3/1/48		1,205,000	945,875
5.3% 4/1/53		366,000	356,687
Cincinnati Gas & Electric Co.:
4.3% 2/1/49		43,000	34,012
5.25% 4/1/33		1,287,000	1,277,212
5.65% 4/1/53		74,000	72,466
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)		225,000	188,252
4.75% 3/15/28 (b)		60,000	56,148
Cleco Corporate Holdings LLC 3.375% 9/15/29		4,448,000	3,790,407
Comision Federal de Electricidad:
3.348% 2/9/31 (b)		549,000	433,024
4.688% 5/15/29 (b)		2,277,000	2,065,262
Commonwealth Edison Co.:
2.75% 9/1/51		133,000	79,529
3.2% 11/15/49		349,000	231,181
3.7% 8/15/28		250,000	236,379
3.7% 3/1/45		1,190,000	895,513
4% 3/1/48		8,000	6,303
4.35% 11/15/45		415,000	341,912
4.9% 2/1/33		945,000	921,122
5.3% 2/1/53		363,000	346,017
Connecticut Light & Power Co.:
4% 4/1/48		69,000	54,487
5.25% 1/15/53		670,000	634,319
Dominion Energy South Carolina:
5.1% 6/1/65		275,000	242,922
5.45% 2/1/41		285,000	272,070
6.25% 10/15/53		110,000	117,302
DPL, Inc. 4.35% 4/15/29		2,480,000	2,247,314
DTE Electric Co.:
2.25% 3/1/30		625,000	527,079
3.25% 4/1/51		172,000	114,988
3.75% 8/15/47		1,050,000	785,261
3.95% 6/15/42		11,000	8,454
3.95% 3/1/49		265,000	205,888
4% 4/1/43		142,000	113,963
5.4% 4/1/53		508,000	493,749
Duke Energy Carolinas LLC:
2.95% 12/1/26		370,000	349,552
3.2% 8/15/49		15,000	10,047
3.45% 4/15/51		117,000	81,336
3.55% 3/15/52		118,000	83,541
3.7% 12/1/47		29,000	21,169
3.95% 3/15/48		197,000	150,640
4% 9/30/42		2,000,000	1,599,406
4.25% 12/15/41		2,545,000	2,114,354
5.35% 1/15/53		1,550,000	1,468,734
5.4% 1/15/54		74,000	70,387
6.1% 6/1/37		775,000	798,046
Duke Energy Corp. 3.85% 6/15/34	EUR	800,000	815,652
Duke Energy Florida LLC:
1.75% 6/15/30		29,000	23,391
2.4% 12/15/31		1,010,000	817,899
2.5% 12/1/29		511,000	443,294
3% 12/15/51		977,000	621,691
4.2% 7/15/48		104,000	82,710
5.875% 11/15/33		140,000	144,825
5.9% 3/1/33		12,000	12,237
6.2% 11/15/53		120,000	127,370
6.35% 9/15/37		675,000	711,549
Duke Energy Industries, Inc.:
2.75% 4/1/50		298,000	178,086
3.25% 10/1/49		125,000	83,054
3.75% 5/15/46		450,000	334,052
5.4% 4/1/53		436,000	412,321
Duke Energy Progress LLC:
2.5% 8/15/50		140,000	79,769
3.45% 3/15/29		294,000	272,673
3.7% 10/15/46		5,000	3,621
4% 4/1/52		815,000	617,836
4.1% 5/15/42		8,000	6,494
5.35% 3/15/53		679,000	638,162
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)		70,000	56,472
2.775% 1/7/32 (b)		4,273,000	3,254,390
Edison International:
5.25% 11/15/28		816,000	803,328
6.95% 11/15/29		791,000	837,233
Electricite de France SA:
5.5% 1/25/35 (Reg. S)	GBP	800,000	957,549
6.9% 5/23/53 (b)		390,000	401,984
Enel Chile SA 4.875% 6/12/28		25,000	23,877
ENEL Finance International NV 2.25% 7/12/31 (b)		6,263,000	4,876,463
Enel SpA 3.375% (Reg. S) (e)(i)	EUR	335,000	341,875
Entergy Louisiana LLC:
1.6% 12/15/30		218,000	168,285
2.4% 10/1/26		1,070,000	986,388
2.9% 3/15/51		118,000	72,401
3.12% 9/1/27		21,000	19,513
4.2% 4/1/50		40,000	31,308
Entergy Mississippi LLC:
3.5% 6/1/51		96,000	65,805
3.85% 6/1/49		14,000	10,290
5% 9/1/33		323,000	311,538
Entergy Texas Restoration Funding II LLC 3.697% 12/15/36		85,000	74,771
Entergy, Inc.:
1.75% 3/15/31		3,109,000	2,421,804
2.65% 6/15/51		257,000	147,520
3.55% 9/30/49		22,000	15,280
Evergy Kansas Central:
4.125% 3/1/42		655,000	521,457
5.7% 3/15/53		650,000	630,577
Evergy Kansas Metro 4.2% 6/15/47		21,000	16,546
Eversource Energy:
1.65% 8/15/30		895,000	701,146
3.375% 3/1/32		170,000	144,967
4.6% 7/1/27		15,000	14,613
5.45% 3/1/28		336,000	336,346
5.95% 2/1/29		2,000,000	2,038,636
Exelon Corp.:
4.1% 3/15/52		95,000	72,551
4.95% 6/15/35		3,000	2,763
5.6% 3/15/53		97,000	92,934
Fells Point Funding Trust 3.046% 1/31/27 (b)		496,073	456,838
FirstEnergy Corp.:
2.25% 9/1/30		385,000	313,192
3.4% 3/1/50		207,000	136,212
FirstEnergy Transmission LLC:
4.55% 4/1/49 (b)		631,000	509,943
5.45% 7/15/44 (b)		23,000	20,829
Florida Power & Light Co.:
3.7% 12/1/47		164,000	123,686
3.8% 12/15/42		1,280,000	1,027,246
3.95% 3/1/48		19,000	15,040
5.25% 2/1/41		500,000	482,330
5.3% 4/1/53		366,000	356,229
5.4% 9/1/35		17,000	16,608
Fortis, Inc. 3.055% 10/4/26		301,000	281,478
Georgia Power Co.:
4.3% 3/15/42		525,000	435,808
4.95% 5/17/33		259,000	250,663
Hydro-Quebec 8.05% 7/7/24		1,455,000	1,476,636
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	250,000	316,215
Indiana Michigan Power Co.:
4.55% 3/15/46		30,000	24,951
5.625% 4/1/53		155,000	151,346
Interstate Power and Light Co. 4.1% 9/26/28		23,000	21,876
ITC Holdings Corp.:
2.95% 5/14/30 (b)		262,000	223,375
4.95% 9/22/27 (b)		456,000	449,934
5.4% 6/1/33 (b)		637,000	623,803
Jersey Central Power & Light Co.:
2.75% 3/1/32 (b)		2,060,000	1,667,219
6.15% 6/1/37		23,000	23,265
Kentucky Utilities Co. 5.125% 11/1/40		35,000	31,956
Louisville Gas & Electric Co. 5.125% 11/15/40		345,000	305,460
Massachusetts Electric Co. 5.9% 11/15/39 (b)		28,000	27,042
Metropolitan Edison Co. 4.3% 1/15/29 (b)		2,755,000	2,609,750
Mid-Atlantic Interstate Transmission LLC 4.1% 5/15/28 (b)		584,000	552,521
MidAmerican Energy Co.:
2.7% 8/1/52		162,000	97,200
3.65% 4/15/29		20,000	18,602
3.65% 8/1/48		58,000	42,609
5.85% 9/15/54		164,000	167,744
Mississippi Power Co. 3.95% 3/30/28		16,000	15,138
Mong Duong Finance Holdings BV 5.125% 5/7/29 (Reg. S)		230,573	211,772
Monongahela Power Co. 5.85% 2/15/34 (b)		50,000	50,189
Nevada Power Co.:
5.375% 9/15/40		18,000	16,735
6% 3/15/54		110,000	111,668
6.65% 4/1/36		1,550,000	1,635,665
NextEra Energy Capital Holdings, Inc.:
2.25% 6/1/30		970,000	799,703
2.75% 11/1/29		1,660,000	1,446,844
3.55% 5/1/27		15,000	14,202
5% 7/15/32		30,000	28,960
5.25% 2/28/53		81,000	73,731
5.749% 9/1/25		1,565,000	1,565,960
6.051% 3/1/25		1,510,000	1,515,439
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		29,000	27,623
4.5% 9/15/27 (b)		31,000	28,620
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (e)	EUR	1,050,000	1,009,546
Niagara Mohawk Power Corp. 4.278% 12/15/28 (b)		19,000	18,034
Northern States Power Co.:
2.6% 6/1/51		68,000	40,300
4.5% 6/1/52		78,000	66,041
5.1% 5/15/53		758,000	708,877
6.2% 7/1/37		5,000	5,260
6.25% 6/1/36		370,000	391,845
NRG Energy, Inc.:
2% 12/2/25 (b)		3,120,000	2,869,726
2.45% 12/2/27 (b)		106,000	92,895
3.375% 2/15/29 (b)		173,000	148,062
3.625% 2/15/31 (b)		913,000	746,522
3.875% 2/15/32 (b)		754,000	616,395
5.25% 6/15/29 (b)		447,000	416,435
5.75% 1/15/28		630,000	614,596
6.625% 1/15/27		141,000	139,932
Ohio Power Co.:
1.625% 1/15/31		561,000	437,116
2.6% 4/1/30		101,000	85,456
2.9% 10/1/51		694,000	429,963
4% 6/1/49		17,000	12,876
5% 6/1/33		522,000	501,428
Oklahoma Gas & Electric Co. 5.4% 1/15/33		45,000	44,955
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49		54,000	35,965
4.95% 9/15/52 (b)		190,000	172,563
5.35% 10/1/52		16,000	15,237
Pacific Gas & Electric Co.:
2.95% 3/1/26		80,000	74,677
3.45% 7/1/25		97,686	93,668
3.5% 8/1/50		192,000	120,994
3.95% 12/1/47		1,700,000	1,152,658
4% 12/1/46		1,045,000	712,386
4.2% 6/1/41		63,000	46,587
4.25% 3/15/46		540,000	383,351
4.5% 7/1/40		2,295,000	1,819,686
4.55% 7/1/30		3,080,000	2,828,762
4.6% 6/15/43		57,000	43,006
4.65% 8/1/28		2,319,000	2,166,454
4.95% 7/1/50		4,159,000	3,309,064
6.1% 1/15/29		383,000	384,828
6.4% 6/15/33		812,000	821,634
6.75% 1/15/53		820,000	827,203
PacifiCorp:
2.9% 6/15/52		1,000,000	568,496
4.125% 1/15/49		836,000	597,686
4.15% 2/15/50		738,000	525,442
5.25% 6/15/35		1,320,000	1,223,717
5.35% 12/1/53		1,240,000	1,050,878
5.75% 4/1/37		900,000	855,989
Pattern Energy Operations LP 4.5% 8/15/28 (b)		90,000	82,534
PECO Energy Co.:
2.8% 6/15/50		401,000	248,385
2.85% 9/15/51		183,000	112,465
3.9% 3/1/48		329,000	257,161
4.375% 8/15/52		827,000	691,326
4.9% 6/15/33		2,130,000	2,082,714
Pennsylvania Electric Co. 4.15% 4/15/25 (b)		330,000	321,523
Pepco Holdings LLC 7.45% 8/15/32		29,000	30,603
PG&E Corp.:
5% 7/1/28		1,547,000	1,471,597
5.25% 7/1/30		979,000	919,638
PG&E Recovery Funding LLC 5.536% 7/15/49		119,000	115,084
PG&E Wildfire Recovery:
4.263% 6/1/38		31,000	28,277
5.099% 6/1/54		85,000	78,361
5.212% 12/1/49		23,000	21,358
Potomac Electric Power Co. 6.5% 11/15/37		10,000	10,789
PPL Electric Utilities Corp.:
4.125% 6/15/44		925,000	747,995
4.15% 10/1/45		790,000	639,678
5.25% 5/15/53		876,000	833,461
6.25% 5/15/39		350,000	372,665
PT Perusahaan Listrik Negara 1.875% 11/5/31 (b)	EUR	1,500,000	1,304,159
Public Service Co. of Colorado:
2.7% 1/15/51		198,000	115,237
4.05% 9/15/49		77,000	57,923
5.25% 4/1/53		2,956,000	2,725,634
Public Service Co. of New Hampshire 5.15% 1/15/53		301,000	280,946
Public Service Co. of Oklahoma:
3.15% 8/15/51		70,000	44,124
5.25% 1/15/33		113,000	109,227
6.625% 11/15/37		32,000	33,601
Public Service Electric & Gas Co.:
2.05% 8/1/50		88,000	46,927
3.6% 12/1/47		410,000	303,772
3.65% 9/1/28		960,000	905,522
3.65% 9/1/42		625,000	487,439
3.95% 5/1/42		505,000	407,750
4.65% 3/15/33		2,890,000	2,776,987
5.125% 3/15/53		443,000	422,401
5.375% 11/1/39		12,000	11,426
5.45% 8/1/53		77,000	76,258
5.8% 5/1/37		24,000	24,249
Puget Sound Energy, Inc.:
2.893% 9/15/51		38,000	23,149
5.448% 6/1/53		15,000	14,397
5.764% 7/15/40		26,000	25,018
SCE Recovery Funding LLC:
4.697% 6/15/42		31,000	29,255
5.112% 12/14/49		9,000	8,192
SIGECO Securitization I LLC:
5.026% 11/15/38		22,000	21,352
5.172% 5/15/43		8,000	7,437
Southern California Edison Co.:
2.25% 6/1/30		1,083,000	897,452
2.5% 6/1/31		190,000	155,803
2.85% 8/1/29		52,000	45,873
2.95% 2/1/51		257,000	158,501
3.6% 2/1/45		2,937,000	2,086,604
3.65% 3/1/28		29,000	27,121
3.7% 8/1/25		58,000	56,164
3.9% 12/1/41		595,000	450,925
4.125% 3/1/48		139,000	108,101
4.9% 6/1/26		2,295,000	2,276,979
5.3% 3/1/28		4,374,000	4,406,437
5.55% 1/15/37		443,000	423,960
5.625% 2/1/36 (AMBAC Insured)		149,000	144,336
5.65% 10/1/28		781,000	794,612
5.875% 12/1/53		1,079,000	1,069,852
5.95% 11/1/32		292,000	301,237
5.95% 2/1/38		8,000	7,947
Southern Co.:
1.875% 9/15/81 (e)	EUR	1,300,000	1,156,814
5.5% 3/15/29		320,000	324,882
Southwestern Electric Power Co.:
1.65% 3/15/26		91,000	83,746
3.25% 11/1/51		100,000	62,521
3.9% 4/1/45		36,000	25,930
4.1% 9/15/28		11,000	10,355
5.3% 4/1/33		926,000	888,947
Southwestern Public Service Co.:
4.5% 8/15/41		35,000	29,315
5.15% 6/1/52		3,000,000	2,559,563
Systems Energy Resource, Inc. 6% 4/15/28		275,000	273,607
Tampa Electric Co. 4.45% 6/15/49		800,000	639,213
Tucson Electric Power Co.:
3.25% 5/15/32		1,200,000	1,026,472
4.85% 12/1/48		127,000	107,327
5.5% 4/15/53		133,000	124,666
Union Electric Co.:
3.9% 4/1/52		38,000	28,861
4% 4/1/48		59,000	45,146
5.45% 3/15/53		351,000	336,951
Virginia Electric & Power Co.:
4% 1/15/43		352,000	278,113
5.7% 8/15/53		250,000	245,627
6% 1/15/36		470,000	480,015
6% 5/15/37		1,005,000	1,027,089
6.35% 11/30/37		6,000	6,267
8.875% 11/15/38		19,000	24,666
Vistra Operations Co. LLC:
3.7% 1/30/27 (b)		2,900,000	2,696,397
4.3% 7/15/29 (b)		146,000	132,419
4.375% 5/1/29 (b)		1,091,000	985,696
5% 7/31/27 (b)		383,000	364,497
5.5% 9/1/26 (b)		888,000	871,639
5.625% 2/15/27 (b)		6,294,000	6,122,243
Wisconsin Power & Light Co.:
4.1% 10/15/44		240,000	184,027
4.95% 4/1/33		2,405,000	2,318,597
Wisconsin Public Service Corp. 4.752% 11/1/44		30,000	25,943
Xcel Energy, Inc.:
1.75% 3/15/27		880,000	786,132
3.4% 6/1/30		65,000	57,527
4% 6/15/28		1,700,000	1,619,580
			182,603,340
Gas Utilities - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75% 5/20/27		568,000	542,495
5.875% 8/20/26		5,338,000	5,212,600
APT Pipelines Ltd. 4.25% 7/15/27 (b)		17,000	16,216
Atmos Energy Corp.:
2.85% 2/15/52		27,000	16,913
3.375% 9/15/49		149,000	102,954
4.15% 1/15/43		17,000	14,099
5.5% 6/15/41		57,000	55,498
5.75% 10/15/52		77,000	78,344
6.2% 11/15/53		72,000	77,665
Boston Gas Co.:
3.001% 8/1/29 (b)		15,000	13,140
3.757% 3/16/32 (b)		320,000	274,540
Brooklyn Union Gas Co.:
3.865% 3/4/29 (b)		30,000	27,204
4.273% 3/15/48 (b)		29,000	20,902
Cameron LNG LLC:
3.302% 1/15/35 (b)		1,107,000	902,707
3.402% 1/15/38 (b)		134,000	108,337
3.701% 1/15/39 (b)		28,000	22,174
CenterPoint Energy Resources Corp. 5.25% 3/1/28		3,312,000	3,325,837
Ferrellgas LP/Ferrellgas Finance Corp. 5.875% 4/1/29 (b)		200,000	184,093
Keyspan Gas East Corp. 5.994% 3/6/33 (b)		2,860,000	2,807,470
Nakilat, Inc. 6.067% 12/31/33 (b)		574,552	578,681
ONE Gas, Inc. 4.5% 11/1/48		11,000	8,958
Piedmont Natural Gas Co., Inc.:
3.5% 6/1/29		138,000	124,828
5.05% 5/15/52		45,000	39,089
Southern California Gas Co.:
2.55% 2/1/30		35,000	29,800
2.6% 6/15/26		32,000	30,211
Southern Co. Gas Capital Corp.:
3.15% 9/30/51		527,000	327,896
4.4% 6/1/43		870,000	692,958
4.4% 5/30/47		45,000	35,342
5.875% 3/15/41		1,270,000	1,217,043
Southern Natural Gas Co. LLC 8% 3/1/32		10,000	11,328
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		216,000	190,209
Texas Eastern Transmission LP 3.5% 1/15/28 (b)		931,000	864,771
The East Ohio Gas Co. 2% 6/15/30 (b)		1,960,000	1,560,240
			19,514,542
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
4.5% 2/15/28 (b)		317,000	299,175
5% 2/1/31 (b)		3,365,000	2,975,135
5.125% 3/15/28 (b)		2,815,000	2,649,289
5.25% 6/1/26 (b)		95,000	93,272
Constellation Energy Generation, LLC:
3.25% 6/1/25		32,000	30,871
5.6% 6/15/42		269,000	251,479
5.75% 10/1/41		80,000	74,975
5.8% 3/1/33		914,000	919,305
6.25% 10/1/39		45,000	45,288
6.5% 10/1/53		500,000	522,779
Emera U.S. Finance LP:
2.639% 6/15/31		995,000	785,098
4.75% 6/15/46		25,000	19,222
Greenko Dutch BV 3.85% 3/29/26 (b)		185,000	169,275
Sunnova Energy Corp. 11.75% 10/1/28 (b)		105,000	90,059
TerraForm Power Operating LLC 5% 1/31/28 (b)		687,000	650,933
The AES Corp.:
3.3% 7/15/25 (b)		10,697,000	10,212,068
3.95% 7/15/30 (b)		9,327,000	8,293,568
TransAlta Corp. 6.5% 3/15/40		165,000	155,513
			28,237,304
Multi-Utilities - 0.1%
Ameren Corp.:
1.95% 3/15/27		10,000	9,017
3.5% 1/15/31		119,000	105,166
Ameren Illinois Co.:
3.25% 3/15/50		237,000	162,431
3.8% 5/15/28		163,000	155,514
4.15% 3/15/46		1,135,000	904,116
4.5% 3/15/49		520,000	449,102
4.95% 6/1/33		744,000	723,599
5.9% 12/1/52		223,000	232,595
Berkshire Hathaway Energy Co.:
2.85% 5/15/51		80,000	49,609
5.15% 11/15/43		90,000	82,482
6.125% 4/1/36		1,429,000	1,468,960
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47		37,000	27,846
4.125% 5/15/49		20,000	15,500
4.5% 5/15/58		23,000	18,325
4.65% 12/1/48		139,000	117,290
5.7% 12/1/36		11,000	10,842
6.2% 6/15/36		1,325,000	1,373,801
Consumers Energy Co.:
2.65% 8/15/52		169,000	102,353
3.75% 2/15/50		197,000	147,129
4.35% 4/15/49		14,000	11,679
4.35% 8/31/64		14,000	10,670
4.625% 5/15/33		453,000	432,765
Dominion Energy, Inc.:
4.9% 8/1/41		1,000	864
5.25% 8/1/33		22,000	21,315
7% 6/15/38		161,000	172,134
DTE Energy Co. 4.875% 6/1/28		280,000	274,520
Engie SA 4.25% 9/6/34 (Reg. S)	EUR	400,000	441,452
NiSource, Inc.:
2.95% 9/1/29		11,346,000	10,036,194
4.8% 2/15/44		550,000	470,264
5.25% 3/30/28		2,013,000	2,010,266
5.4% 6/30/33		376,000	372,313
5.95% 6/15/41		640,000	626,735
Puget Energy, Inc.:
2.379% 6/15/28		815,000	707,787
3.65% 5/15/25		1,014,000	979,815
4.1% 6/15/30		5,379,000	4,800,533
4.224% 3/15/32		5,488,000	4,805,896
San Diego Gas & Electric Co.:
1.7% 10/1/30		3,975,000	3,178,207
2.95% 8/15/51		80,000	50,655
3% 3/15/32		311,000	264,445
3.32% 4/15/50		1,049,000	698,973
3.75% 6/1/47		1,210,000	892,724
4.5% 8/15/40		7,000	6,032
4.95% 8/15/28		320,000	318,769
5.35% 4/1/53		1,836,000	1,734,518
6% 6/1/39		14,000	14,245
Sempra:
3.3% 4/1/25		1,255,000	1,214,605
4% 2/1/48		965,000	735,932
4.125% 4/1/52 (e)		3,845,000	3,116,020
WEC Energy Group, Inc.:
CME Term SOFR 3 Month Index + 2.110% 7.7538% 5/15/67 (e)(h)		1,012,000	881,852
1.8% 10/15/30		850,000	668,570
5.6% 9/12/26		230,000	231,329
			46,337,755
Water Utilities - 0.0%
American Water Capital Corp. 3.45% 6/1/29		18,000	16,521
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	210,000	244,010
6.125% 2/26/24	GBP	135,000	170,427
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	270,000	337,923
			768,881
TOTAL UTILITIES			277,461,822
TOTAL NONCONVERTIBLE BONDS (Cost $4,612,841,057)			4,162,135,704

U.S. Government and Government Agency Obligations - 8.8%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.1%
Fannie Mae:
0% 3/17/31	515,000	363,450
0.5% 6/17/25	1,685,000	1,575,586
0.875% 8/5/30	125,000	98,509
2.5% 2/5/24	440,000	437,691
6.625% 11/15/30	1,290,000	1,444,650
Federal Farm Credit Bank:
1.77% 2/4/31	815,000	664,219
2.35% 3/10/36	1,825,000	1,375,801
2.46% 2/5/35	765,000	591,160
Federal Home Loan Bank:
1.75% 6/20/31	810,000	651,460
2.09% 2/22/36	1,760,000	1,270,070
3.5% 6/11/32	610,000	553,569
Freddie Mac:
1.22% 8/19/30	1,530,000	1,219,674
6.25% 7/15/32	895,000	1,005,181
6.75% 3/15/31	2,560,000	2,899,211
Resolution Funding Corp.:
0% 4/15/30	4,081,000	2,994,029
0% 4/15/30	599,000	439,457
Tennessee Valley Authority:
0.75% 5/15/25	845,000	794,261
1.5% 9/15/31	780,000	614,800
2.875% 2/1/27	1,060,000	1,001,275
5.25% 9/15/39	150,000	150,895
7.125% 5/1/30	460,000	517,515
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		20,662,463
U.S. Treasury Obligations - 8.7%
U.S. Treasury Bonds:
1.125% 5/15/40	11,439,200	6,781,301
1.125% 8/15/40	7,730,400	4,542,818
1.25% 5/15/50	54,075,000	26,553,782
1.375% 11/15/40	48,396,800	29,626,026
1.375% 8/15/50	5,618,000	2,854,427
1.625% 11/15/50	3,454,000	1,880,271
1.75% 8/15/41	43,072,400	27,719,445
1.875% 2/15/41	55,260,000	36,784,596
1.875% 2/15/51	911,000	529,697
2% 11/15/41	19,255,000	12,900,098
2% 2/15/50	51,530,000	31,147,469
2% 8/15/51	8,849,000	5,300,413
2.25% 5/15/41	72,576,300	51,319,383
2.25% 8/15/46	570,000	373,729
2.25% 8/15/49	5,641,000	3,626,326
2.25% 2/15/52	72,472,600	46,172,973
2.375% 2/15/42	11,861,000	8,450,963
2.375% 11/15/49	9,489,200	6,273,992
2.375% 5/15/51	320,173,600	210,339,045
2.5% 2/15/45	4,887,500	3,427,932
2.5% 2/15/46	8,070,000	5,596,356
2.75% 11/15/42	1,357,900	1,021,979
2.75% 8/15/47	11,200,000	8,063,563
2.75% 11/15/47	6,321,000	4,548,404
2.875% 8/15/45	4,692,900	3,508,859
2.875% 5/15/52	249,200,000	183,015,984
3% 5/15/45	342,500	262,427
3% 5/15/47	3,564,000	2,694,718
3% 2/15/48	4,424,500	3,336,004
3% 8/15/52	994,000	749,926
3.125% 11/15/41	4,804,100	3,890,195
3.125% 8/15/44	2,436,000	1,917,874
3.375% 5/15/44	3,476,000	2,856,294
3.375% 11/15/48	8,745,000	7,062,271
3.625% 8/15/43	4,576,300	3,928,825
3.625% 2/15/53	136,080,000	116,109,197
3.625% 5/15/53 (j)	1,641,000	1,400,747
3.75% 11/15/43	3,648,600	3,184,829
3.875% 2/15/43	3,702,300	3,302,423
3.875% 5/15/43	843,000	751,324
4% 11/15/42	19,346,700	17,594,161
4% 11/15/52	57,393,000	52,463,031
4.125% 8/15/53	84,350,000	78,880,430
4.375% 5/15/40	3,479,000	3,376,261
4.375% 5/15/41	4,047,100	3,904,503
4.375% 8/15/43	138,689,000	132,556,346
4.5% 8/15/39	7,848,800	7,777,364
4.75% 2/15/41	4,051,700	4,101,555
4.75% 11/15/53	29,685,000	30,858,485
6.25% 5/15/30 (k)	3,360,000	3,707,944
stripped coupon:
0% 5/15/32	2,893,759	1,988,771
0% 8/15/32	1,560,353	1,059,458
0% 5/15/33	10,630,831	6,950,165
0% 11/15/33	6,402,933	4,083,021
0% 11/15/36	1,975,000	1,083,038
0% 5/15/39	72,170,000	34,243,438
0% 8/15/39	73,145,000	34,302,819
0% 5/15/40	4,427,000	1,986,723
0% 8/15/40 (j)	33,992,494	15,024,314
0% 2/15/41	1,890,000	814,093
0% 5/15/41	41,450,000	17,628,755
0% 8/15/41	5,739,205	2,409,441
0% 11/15/41	850,000	351,231
0% 2/15/42	7,328,646	3,002,619
0% 5/15/42	557,284	225,584
0% 8/15/42	1,770,000	708,064
0% 11/15/42	229,800	90,208
0% 11/15/43	1,570,738	592,066
0% 5/15/44	7,670,000	2,831,821
U.S. Treasury Notes:
0.25% 6/30/25	1,883,000	1,751,337
0.375% 4/30/25	46,299,000	43,410,738
0.375% 1/31/26	8,470,000	7,733,176
0.375% 9/30/27	3,454,000	2,969,765
0.5% 4/30/27	11,936,000	10,467,779
0.5% 5/31/27	16,867,400	14,747,774
0.5% 8/31/27	22,734,000	19,703,984
0.625% 7/31/26	1,256,000	1,134,668
0.75% 4/30/26	80,016,200	73,127,305
0.75% 5/31/26	7,580,000	6,907,275
0.75% 8/31/26	4,420,000	3,996,302
0.875% 6/30/26	41,590,000	37,970,370
1% 7/31/28	4,000,000	3,439,219
1.125% 10/31/26 (j)	15,938,500	14,497,809
1.25% 11/30/26	201,550,000	183,575,833
1.25% 12/31/26	29,355,000	26,708,463
1.25% 4/30/28	88,000,000	77,113,437
1.25% 9/30/28	13,756,200	11,917,383
1.25% 8/15/31	17,459,000	13,951,514
1.5% 2/15/25	6,132,000	5,877,139
1.5% 11/30/28	28,225,000	24,653,876
1.5% 2/15/30	3,646,000	3,083,291
1.625% 5/15/26	319,100	297,548
1.625% 11/30/26	2,510,000	2,312,338
1.625% 5/15/31	6,331,000	5,247,311
1.875% 2/28/27	3,936,000	3,633,881
1.875% 2/15/32	3,096,300	2,569,929
2% 8/15/25	7,899,600	7,537,021
2.125% 5/15/25	22,900,000	21,997,418
2.375% 3/31/29	6,141,000	5,566,960
2.5% 3/31/27	17,410,000	16,387,843
2.625% 4/15/25	6,959,000	6,743,162
2.75% 5/15/25	50,000	48,461
2.75% 7/31/27	68,470,000	64,669,380
2.75% 5/31/29	87,320,000	80,484,481
2.75% 8/15/32	24,220,400	21,388,695
2.875% 6/15/25	6,132,000	5,949,238
2.875% 5/15/28	39,690,000	37,330,306
2.875% 5/15/32	38,547,000	34,490,530
3% 7/15/25	33,075,000	32,124,094
3.125% 8/31/29	43,890,000	41,129,731
3.375% 5/15/33	109,726,000	101,393,682
3.5% 1/31/30	63,400,000	60,423,172
3.5% 4/30/30	45,200,000	43,007,094
3.5% 2/15/33	249,300,000	232,978,641
3.625% 3/31/30	43,700,000	41,887,133
3.75% 4/15/26	18,225,000	17,886,841
3.75% 5/31/30	95,207,000	91,859,879
3.75% 6/30/30	149,200,000	143,896,406
3.875% 3/31/25	16,668,000	16,424,491
3.875% 1/15/26	2,700,000	2,658,023
3.875% 11/30/27	6,142,000	6,030,196
3.875% 9/30/29	8,449,000	8,230,844
3.875% 12/31/29	52,088,000	50,698,308
3.875% 8/15/33	24,810,000	23,860,242
4% 6/30/28	33,000,000	32,552,695
4% 10/31/29	5,674,000	5,564,066
4% 2/28/30	57,900,000	56,703,551
4% 7/31/30	93,000	90,998
4.125% 7/31/28	79,900,000	79,235,207
4.125% 8/31/30	3,861,500	3,805,237
4.125% 11/15/32	32,423,800	31,829,786
4.25% 12/31/24	21,145,000	20,940,984
4.25% 5/31/25	58,203,000	57,641,432
4.375% 8/15/26	26,376,000	26,278,120
4.375% 11/30/28	52,692,000	52,889,595
4.375% 11/30/30	11,480,000	11,487,175
4.5% 11/15/33	210,111,000	212,704,558
4.625% 6/30/25	10,506,700	10,466,889
4.625% 10/15/26	5,359,000	5,378,678
4.625% 11/15/26	54,063,000	54,295,302
4.625% 9/30/28	21,068,000	21,344,518
4.75% 7/31/25	61,352,000	61,251,345
4.875% 11/30/25	12,875,000	12,915,234
4.875% 10/31/28	72,948,000	74,737,506
4.875% 10/31/30	157,290,000	162,008,700
5% 8/31/25	191,000	191,582
5% 10/31/25	7,935,000	7,971,856
TOTAL U.S. TREASURY OBLIGATIONS		4,160,569,324
Other Government Related - 0.0%
Private Export Funding Corp. Secured:
1.4% 7/15/28	2,605,000	2,267,179
3.55% 1/15/24	755,000	753,057
TOTAL OTHER GOVERNMENT RELATED		3,020,236
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,540,524,115)		4,184,252,023

U.S. Government Agency - Mortgage Securities - 12.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 3.8%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (e)(h)	2,337	2,369
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.590% 5.133% 5/1/35 (e)(h)	1,392	1,410
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 4.296% 2/1/35 (e)(h)	21,567	21,894
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (e)(h)	6,883	7,036
1.5% 11/1/35 to 10/1/51	106,481,999	82,264,061
1.56% 10/1/35	3,281,914	2,359,012
1.73% 11/1/31	4,370,000	3,479,752
1.82% 4/1/32	1,041,832	828,718
1.93% 1/1/32	6,000,000	4,797,937
1.96% 9/1/33	248,670	188,404
2% 2/1/28 to 4/1/52	460,673,743	369,431,617
2.02% 1/1/32	4,000,000	3,224,617
2.07% 5/1/32	443,451	351,990
2.11% 1/1/32	5,000,000	4,062,022
2.14% 8/1/36	367,524	274,865
2.2% 10/1/26	171,872	159,030
2.25% 4/1/33	1,272,605	1,012,728
2.39% 3/1/32	229,599	191,671
2.49% 5/1/26	268,765	253,458
2.5% 1/1/28 to 3/1/62	508,952,114	424,179,241
2.5% 5/1/53	5,289,551	4,306,025
2.51% 10/1/30	737,087	629,285
2.6% 9/1/27 to 9/1/28	690,616	627,104
2.61% 6/1/26	296,122	278,778
2.62% 5/1/26	151,404	143,313
2.64% 6/1/25	549,326	528,200
2.66% 8/1/29	656,840	585,467
2.67% 4/1/34	585,106	470,732
2.69% 12/1/28	441,052	397,577
2.73% 4/1/25 to 7/1/28	827,727	784,260
2.78% 4/1/26	204,787	194,536
2.83% 10/1/27 to 4/1/30	1,247,318	1,120,267
2.835% to 2.84% 8/1/29 to 11/1/31	596,076	520,992
2.86% 12/1/29	592,356	529,914
2.87% 8/1/31	234,211	206,664
2.9% 5/1/29	102,503	92,686
2.93% 1/1/25	110,511	106,964
2.97% 4/1/28	181,226	167,903
3% 12/1/26 to 6/1/62 (j)(l)	213,825,169	184,325,294
3.09% 10/1/25 to 5/1/32	1,198,559	1,068,964
3.12% 3/1/31	2,065,761	1,846,344
3.13% 2/1/26 to 7/1/36	1,304,167	1,191,027
3.16% 8/1/33	429,760	364,518
3.17% 1/1/29	492,542	449,208
3.19% 11/1/27	250,000	232,860
3.25% 6/1/29	266,357	245,880
3.26% 5/1/32	429,906	377,903
3.27% 12/1/28	248,829	231,106
3.32% 3/1/29	937,781	867,709
3.35% 1/1/29	248,487	231,445
3.37% 1/1/29	469,290	438,007
3.42% 5/1/30	385,889	352,602
3.5% 5/1/29 to 6/1/62 (j)	190,159,789	169,042,192
3.55% 8/1/28	333,768	315,300
3.67% 7/1/33	2,000,000	1,809,390
3.71% 9/1/30	733,284	675,735
3.75% 7/1/33 to 9/1/34	4,389,300	3,968,170
3.77% 9/1/32	2,000,000	1,811,343
3.78% 8/1/30	478,883	445,939
3.803% 12/1/26 (e)	61,664	60,254
3.81% 12/1/28	468,084	440,819
3.83% 9/1/32	6,000,000	5,483,432
3.84% 10/1/27	135,485	129,840
3.88% 12/1/28	8,484	8,080
3.895% 2/1/33	559,653	512,538
4% 7/1/37 to 9/1/62	139,978,928	129,305,249
4.11% 4/1/33	3,436,169	3,211,326
4.21% 2/1/33	936,169	877,250
4.24% 3/1/33	5,450,738	5,141,533
4.33% 1/1/33	731,382	692,229
4.37% 10/1/30 to 5/1/33	2,987,100	2,843,101
4.42% 2/1/33	383,712	367,145
4.45% 10/1/33	2,000,000	1,905,189
4.48% 4/1/33	446,114	426,744
4.5% 6/1/24 to 12/1/61	129,049,935	121,772,391
4.51% 7/1/33 to 10/1/33	5,988,829	5,718,328
4.55% 9/1/33	3,115,000	2,979,073
4.56% 1/1/33	1,452,438	1,395,959
4.7% 9/1/33	3,907,344	3,787,883
4.73% 10/1/32	536,805	520,697
4.8% 12/1/30	2,000,000	1,955,854
4.81% 9/1/29	2,975,475	2,927,733
4.88% 12/1/32	234,042	229,960
4.97% 1/1/32	869,945	856,357
5% 6/1/24 to 8/1/53	118,399,810	115,099,640
5.1% 6/1/29	2,551,000	2,550,446
5.17% 8/1/28	2,360,000	2,367,048
5.283% 8/1/41 (e)	179,204	177,187
5.5% 9/1/34 to 8/1/53 (j)(l)	78,206,133	77,405,479
6% to 6% 2/1/34 to 7/1/53 (l)	45,105,104	45,585,093
6.5% 2/1/36 to 9/1/53	17,635,117	17,990,122
6.697% 2/1/39 (e)	82,189	83,288
7% 6/1/33 to 3/1/53	885,140	910,372
8% 12/1/36	13,494	14,069
2.81% 4/1/25 to 5/1/26	662,339	638,076
4.32% 7/1/33	517,615	488,872
TOTAL FANNIE MAE		1,835,932,091
Freddie Mac - 1.9%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 5.992% 10/1/37 (e)(h)	1,646	1,665
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.319% 10/1/35 (e)(h)	2,031	2,083
1.5% 8/1/35 to 6/1/51	80,590,405	61,387,208
2% 1/1/32 to 4/1/52 (j)(l)	201,807,270	164,566,391
2.5% 1/1/28 to 5/1/52	166,334,812	139,288,125
3% 10/1/28 to 6/1/52	138,427,058	119,430,741
3.05% 10/1/32	6,301,000	5,377,736
3.19% 7/1/33	6,000,000	5,221,337
3.5% 2/1/29 to 2/1/53 (l)	137,019,931	123,186,722
3.55% 11/1/32	441,354	397,097
3.85% 9/1/32	509,042	466,618
4% 2/1/26 to 10/1/52 (g)	99,224,418	91,640,233
4.17% 10/1/34	585,106	540,581
4.5% 7/1/25 to 5/1/53	42,238,588	40,064,064
5% 10/1/33 to 8/1/53	47,051,100	45,578,652
5.5% 12/1/38 to 11/1/53	73,713,256	73,074,935
6% 2/1/28 to 7/1/53	12,054,636	12,173,834
6.5% 3/1/32 to 11/1/53	8,956,858	9,166,298
7.5% 1/1/32 to 12/1/36	4,913	5,039
TOTAL FREDDIE MAC		891,569,359
Freddie Mac STACR REMIC Trust - 0.0%
U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.300% 7.6281% 8/25/33 (b)(e)(h)	1,785,022	1,800,409
Ginnie Mae - 2.3%
U.S. TREASURY 1 YEAR INDEX + 1.560% 6.95% 3/20/72 (e)(h)(m)	635,798	648,345
U.S. TREASURY 1 YEAR INDEX + 1.660% 7.051% 3/20/72 (e)(h)(m)	572,737	587,023
U.S. TREASURY 1 YEAR INDEX + 1.670% 7.072% 4/20/72 (e)(h)(m)	986,528	1,012,085
U.S. TREASURY 1 YEAR INDEX + 1.700% 7.084% 2/20/72 (e)(h)(m)	1,057,660	1,085,419
U.S. TREASURY 1 YEAR INDEX + 1.700% 7.091% 3/20/72 (e)(h)(m)	1,373,550	1,409,871
U.S. TREASURY 1 YEAR INDEX + 1.720% 7.116% 3/20/72 (e)(h)(m)	357,665	367,535
U.S. TREASURY 1 YEAR INDEX + 1.730% 7.113% 4/20/72 (e)(h)(m)	592,324	609,875
U.S. TREASURY 1 YEAR INDEX + 1.730% 7.124% 3/20/72 (e)(h)(m)	415,727	427,257
U.S. TREASURY 1 YEAR INDEX + 1.730% 7.133% 3/20/72 (e)(h)(m)	850,448	875,194
U.S. TREASURY 1 YEAR INDEX + 1.750% 7.133% 3/20/72 (e)(h)(m)	968,509	997,177
2.966% 6/20/71 (e)	599,890	510,538
3.006% 7/20/71 (e)(m)	1,374,710	1,174,229
3.5% 9/20/40 to 5/20/53	65,479,683	59,051,135
4.5% 5/15/39 to 4/20/53	43,305,748	41,281,122
5.5% 6/15/36 to 6/20/63	9,937,051	9,874,578
2% 11/20/50 to 12/20/51	27,849,449	22,507,229
2% 12/1/53 (g)	61,000	49,261
2% 12/1/53 (g)	1,100,000	888,315
2% 12/1/53 (g)	4,339,000	3,503,999
2% 12/1/53 (g)	700,000	565,291
2% 12/1/53 (g)	8,050,000	6,500,852
2% 12/1/53 (g)	24,900,000	20,108,224
2% 12/1/53 (g)	11,950,000	9,650,332
2% 12/1/53 (g)	1,900,000	1,534,362
2% 12/1/53 (g)	37,100,000	29,960,446
2% 12/1/53 (g)	3,900,000	3,149,481
2% 12/1/53 (g)	700,000	565,291
2% 12/1/53 (g)	6,100,000	4,926,111
2% 12/1/53 (g)	1,900,000	1,534,362
2% 12/1/53 (g)	604,000	487,766
2% 12/1/53 (g)	5,500,000	4,441,576
2% 12/1/53 (g)	4,100,000	3,310,993
2% 12/1/53 (g)	16,500,000	13,324,727
2% 12/1/53 (g)	12,900,000	10,417,514
2% 12/1/53 (g)	3,148,000	2,542,196
2% 12/1/53 (g)	10,061,000	8,124,853
2% 1/1/54 (g)	6,100,000	4,933,260
2% 1/1/54 (g)	2,225,000	1,799,427
2% 1/1/54 (g)	19,200,000	15,527,637
2% 1/1/54 (g)	7,050,000	5,701,554
2% 1/1/54 (g)	7,100,000	5,741,991
2% 1/1/54 (g)	22,000,000	17,792,084
2% 1/1/54 (g)	4,150,000	3,356,234
2% 1/1/54 (g)	13,050,000	10,553,941
2% 1/1/54 (g)	8,150,000	6,591,158
2% 1/1/54 (g)	25,700,000	20,784,389
2.5% 8/20/46 to 6/20/52	79,474,382	66,504,260
2.5% 12/1/53 (g)	2,000,000	1,671,204
2.5% 12/1/53 (g)	7,850,000	6,559,475
2.5% 12/1/53 (g)	20,850,000	17,422,300
2.5% 12/1/53 (g)	16,050,000	13,411,411
2.5% 12/1/53 (g)	6,050,000	5,055,391
2.5% 12/1/53 (g)	19,750,000	16,503,138
2.5% 12/1/53 (g)	10,100,000	8,439,579
2.5% 12/1/53 (g)	26,000	21,726
2.5% 12/1/53 (g)	2,425,000	2,026,335
2.5% 12/1/53 (g)	6,400,000	5,347,852
2.5% 12/1/53 (g)	2,550,000	2,130,785
2.5% 12/1/53 (g)	4,300,000	3,593,088
2.5% 12/1/53 (g)	11,400,000	9,525,862
2.5% 12/1/53 (g)	642,000	536,456
2.5% 12/1/53 (g)	3,050,000	2,548,586
2.5% 12/1/53 (g)	8,000,000	6,684,815
2.5% 1/1/54 (g)	9,150,000	7,655,051
2.5% 1/1/54 (g)	24,300,000	20,329,808
2.5% 1/1/54 (g)	12,150,000	10,164,904
2.5% 1/1/54 (g)	32,100,000	26,855,425
2.817% 7/20/71 (e)(m)	2,845,548	2,414,081
2.893% 8/20/71 (e)(m)	1,026,415	870,672
2.939% 5/20/71 (e)(m)	1,369,975	1,165,082
3% 8/20/42 to 4/20/53	73,791,410	64,314,918
3% 12/1/53 (g)	4,575,000	3,962,291
3% 12/1/53 (g)	17,425,000	15,091,348
3% 12/1/53 (g)	4,084,000	3,537,048
3% 12/1/53 (g)	1,225,000	1,060,941
3% 12/1/53 (g)	4,650,000	4,027,246
3% 12/1/53 (g)	150,000	129,911
3% 12/1/53 (g)	575,000	497,993
3% 12/1/53 (g)	2,700,000	2,338,401
3% 12/1/53 (g)	10,250,000	8,877,264
3% 12/1/53 (g)	3,000,000	2,598,224
3% 12/1/53 (g)	451,000	390,600
3% 12/1/53 (g)	1,500,000	1,299,112
3% 12/1/53 (g)	11,450,000	9,916,553
3% 12/1/53 (g)	5,750,000	4,979,928
3% 1/1/54 (g)	3,900,000	3,381,195
3% 1/1/54 (g)	14,950,000	12,961,246
3% 1/1/54 (g)	6,100,000	5,288,535
3% 1/1/54 (g)	23,250,000	20,157,122
3.5% 12/1/53 (g)	3,008,000	2,690,379
3.5% 12/1/53 (g)	1,600,000	1,431,053
3.5% 12/1/53 (g)	11,400,000	10,196,251
3.5% 12/1/53 (g)	1,150,000	1,028,569
3.5% 12/1/53 (g)	7,950,000	7,110,544
3.5% 12/1/53 (g)	335,000	299,627
3.5% 1/1/54 (g)	1,025,000	917,649
3.5% 1/1/54 (g)	7,250,000	6,490,688
3.5% 1/1/54 (g)	1,050,000	940,031
3.5% 1/1/54 (g)	7,300,000	6,535,451
3.75% 6/20/46 to 7/20/46	107,676	98,835
4% 5/20/40 to 8/20/52	48,921,607	45,774,631
4% 12/1/53 (g)	2,121,000	1,954,430
4% 12/1/53 (g)	238,000	219,309
4.5% 12/1/53 (g)	34,000	32,180
4.5% 12/1/53 (g)	14,875,000	14,078,668
4.5% 12/1/53 (g)	16,675,000	15,782,306
4.5% 12/1/53 (g)	1,772,000	1,677,136
4.5% 12/1/53 (g)	15,800,000	14,954,149
4.5% 12/1/53 (g)	224,000	212,008
5% 6/20/34 to 6/20/63	18,034,401	17,694,980
5% 12/1/53 (g)	12,400,000	12,054,263
5% 12/1/53 (g)	7,925,000	7,704,035
5% 12/1/53 (g)	15,175,000	14,751,891
5% 12/1/53 (g)	83,000	80,686
5% 12/1/53 (g)	2,753,000	2,676,241
5% 12/1/53 (g)	1,750,000	1,701,207
5% 12/1/53 (g)	5,600,000	5,443,861
5% 12/1/53 (g)	179,000	174,009
5% 12/1/53 (g)	1,850,000	1,798,418
5% 12/1/53 (g)	6,000,000	5,832,708
5.5% 12/1/53 (g)	137,000	136,106
5.5% 12/1/53 (g)	11,750,000	11,673,358
5.5% 12/1/53 (g)	3,950,000	3,924,235
5.5% 12/1/53 (g)	25,650,000	25,482,693
5.5% 12/1/53 (g)	2,820,000	2,801,606
5.5% 1/1/54 (g)	11,750,000	11,669,686
5.5% 1/1/54 (g)	2,775,000	2,756,032
5.5% 1/1/54 (g)	18,025,000	17,901,796
6% 11/20/32 to 6/20/63	2,563,105	2,578,662
6% 7/20/53	1,132,721	1,149,831
6% 12/1/53 (g)	239,000	240,765
6% 12/1/53 (g)	1,325,000	1,334,784
6% 12/1/53 (g)	85,000	85,628
6.5% 10/20/39	4,474	4,652
6.5% 6/20/53	1,238,200	1,271,562
6.5% 7/20/53	1,477,871	1,517,691
6.5% 12/1/53 (g)	4,125,000	4,194,672
6.5% 12/1/53 (g)	219,000	222,699
6.5% 12/1/53 (g)	784,000	797,242
6.5% 12/1/53 (g)	25,000	25,422
6.5% 12/1/53 (g)	1,800,000	1,830,402
6.5% 12/1/53 (g)	1,800,000	1,830,402
6.5% 12/1/53 (g)	1,700,000	1,728,713
6.5% 12/1/53 (g)	1,700,000	1,728,713
6.5% 12/1/53 (g)	675,000	686,401
6.5% 12/1/53 (g)	2,500,000	2,542,226
6.5% 12/1/53 (g)	2,400,000	2,440,536
6.5% 12/1/53 (g)	47,000	47,794
6.5% 1/1/54 (g)	225,000	228,616
6.5% 1/1/54 (g)	4,125,000	4,191,288
7% 6/20/32 to 1/20/39	16,575	17,179
7.5% 5/20/32	2,429	2,518
8% 9/20/31	4,312	4,488
TOTAL GINNIE MAE		1,072,417,992
Harris County Cultural Education Facilities Finance Corp. Rev. - 0.0%
CME Term SOFR 1 Month Index + 2.060% 7.3971% 10/19/38 (b)(e)(h)	1,000,000	995,083
Home Re - Ltd. - 0.0%
U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.500% 10.8281% 10/25/34 (b)(e)(h)	563,164	588,842
Uniform Mortgage Backed Securities - 4.5%
1.5% 12/1/38 (g)	342,000	290,434
1.5% 12/1/53 (g)	381,000	281,853
1.5% 12/1/53 (g)	1,920,000	1,420,359
2% 12/1/38 (g)	2,092,000	1,829,830
2% 12/1/38 (g)	571,000	499,442
2% 12/1/53 (g)	6,400,000	4,979,037
2% 12/1/53 (g)	6,400,000	4,979,037
2% 12/1/53 (g)	11,800,000	9,180,099
2% 12/1/53 (g)	11,800,000	9,180,099
2% 12/1/53 (g)	19,200,000	14,937,110
2% 12/1/53 (g)	35,450,000	27,579,196
2% 12/1/53 (g)	17,650,000	13,731,250
2% 12/1/53 (g)	9,950,000	7,740,846
2% 12/1/53 (g)	20,100,000	15,637,287
2% 12/1/53 (g)	5,400,000	4,201,062
2% 12/1/53 (g)	9,650,000	7,507,454
2% 12/1/53 (g)	4,600,000	3,578,683
2% 12/1/53 (g)	28,700,000	22,327,868
2% 12/1/53 (g)	8,200,000	6,379,391
2% 12/1/53 (g)	2,696,000	2,097,419
2% 12/1/53 (g)	33,500,000	26,062,146
2% 12/1/53 (g)	4,625,000	3,598,132
2% 12/1/53 (g)	6,725,000	5,231,879
2% 12/1/53 (g)	11,475,000	8,927,257
2% 12/1/53 (g)	3,950,000	3,072,999
2% 12/1/53 (g)	28,450,000	22,133,375
2% 12/1/53 (g)	25,125,000	19,546,609
2% 12/1/53 (g)	3,475,000	2,703,461
2% 12/1/53 (g)	1,829,000	1,422,915
2% 12/1/53 (g)	5,700,000	4,434,455
2% 12/1/53 (g)	5,050,000	3,928,771
2% 12/1/53 (g)	12,075,000	9,394,042
2% 12/1/53 (g)	10,698,000	8,322,771
2% 12/1/53 (g)	9,125,000	7,099,017
2% 12/1/53 (g)	77,050,000	59,942,935
2% 12/1/53 (g)	6,000,000	4,667,847
2% 12/1/53 (g)	43,550,000	33,880,789
2% 12/1/53 (g)	5,700,000	4,434,455
2% 12/1/53 (g)	4,600,000	3,578,683
2% 12/1/53 (g)	6,675,000	5,192,980
2% 12/1/53 (g)	8,750,000	6,807,277
2% 12/1/53 (g)	15,475,000	12,039,155
2% 12/1/53 (g)	33,225,000	25,848,203
2% 12/1/53 (g)	6,675,000	5,192,980
2% 1/1/54 (g)	97,700,000	76,145,494
2% 1/1/54 (g)	33,600,000	26,187,192
2% 1/1/54 (g)	58,550,000	45,632,740
2% 1/1/54 (g)	1,800,000	1,402,885
2% 1/1/54 (g)	5,700,000	4,442,470
2% 1/1/54 (g)	3,150,000	2,455,049
2% 1/1/54 (g)	19,250,000	15,003,078
2% 1/1/54 (g)	34,500,000	26,888,634
2% 1/1/54 (g)	11,100,000	8,651,126
2% 1/1/54 (g)	2,875,000	2,240,720
2% 1/1/54 (g)	8,950,000	6,975,457
2% 1/1/54 (g)	5,000,000	3,896,904
2% 1/1/54 (g)	28,850,000	22,485,133
2% 1/1/54 (g)	8,600,000	6,702,674
2% 1/1/54 (g)	14,000,000	10,911,330
2.5% 12/1/38 (g)	962,000	866,214
2.5% 12/1/38 (g)	210,000	189,090
2.5% 12/1/53 (g)	28,979,000	23,502,430
2.5% 12/1/53 (g)	3,000,000	2,433,048
2.5% 12/1/53 (g)	15,600,000	12,651,848
2.5% 12/1/53 (g)	16,500,000	13,381,762
2.5% 12/1/53 (g)	9,500,000	7,704,651
2.5% 12/1/53 (g)	53,850,000	43,673,206
2.5% 12/1/53 (g)	4,150,000	3,365,716
2.5% 12/1/53 (g)	5,250,000	4,257,833
2.5% 12/1/53 (g)	1,000,000	811,016
2.5% 12/1/53 (g)	4,075,000	3,304,890
2.5% 12/1/53 (g)	52,725,000	42,760,813
2.5% 12/1/53 (g)	26,400,000	21,410,820
2.5% 12/1/53 (g)	5,150,000	4,176,732
2.5% 12/1/53 (g)	2,025,000	1,642,307
2.5% 12/1/53 (g)	2,575,000	2,088,366
2.5% 12/1/53 (g)	8,893,000	7,212,364
2.5% 12/1/53 (g)	1,250,000	1,013,770
2.5% 12/1/53 (g)	15,850,000	12,854,602
2.5% 12/1/53 (g)	52,700,000	42,740,538
2.5% 12/1/53 (g)	1,550,000	1,257,075
2.5% 12/1/53 (g)	4,050,000	3,284,614
2.5% 12/1/53 (g)	5,150,000	4,176,732
2.5% 1/1/54 (g)	1,000,000	812,344
2.5% 1/1/54 (g)	10,500,000	8,529,612
2.5% 1/1/54 (g)	116,800,000	94,881,779
2.5% 1/1/54 (g)	16,850,000	13,687,996
2.5% 1/1/54 (g)	19,700,000	16,003,177
3% 12/1/38 (g)	499,000	460,093
3% 12/1/38 (g)	121,000	111,566
3% 12/1/53 (g)	1,925,000	1,625,122
3% 12/1/53 (g)	800,000	675,375
3% 12/1/53 (g)	4,900,000	4,136,674
3% 12/1/53 (g)	300,000	253,266
3% 12/1/53 (g)	575,000	485,426
3% 12/1/53 (g)	22,550,000	19,037,141
3% 12/1/53 (g)	39,000	32,925
3% 12/1/53 (g)	12,850,000	10,848,215
3% 12/1/53 (g)	23,250,000	19,628,094
3% 12/1/53 (g)	9,600,000	8,104,503
3% 12/1/53 (g)	17,150,000	14,478,358
3% 12/1/53 (g)	500,000	422,110
3% 12/1/53 (g)	2,200,000	1,857,282
3% 12/1/53 (g)	1,750,000	1,477,383
3% 12/1/53 (g)	5,900,000	4,980,893
3% 12/1/53 (g)	4,700,000	3,967,830
3% 12/1/53 (g)	6,250,000	5,276,369
3% 12/1/53 (g)	49,250,000	41,577,791
3% 12/1/53 (g)	17,500,000	14,773,834
3% 12/1/53 (g)	61,650,000	52,046,108
3% 12/1/53 (g)	6,775,000	5,719,584
3% 12/1/53 (g)	61,150,000	51,623,998
3% 12/1/53 (g)	6,750,000	5,698,479
3% 12/1/53 (g)	18,150,000	15,322,577
3% 12/1/53 (g)	18,000,000	15,195,944
3% 12/1/53 (g)	11,925,000	10,067,313
3% 12/1/53 (g)	1,500,000	1,266,329
3% 12/1/53 (g)	1,109,000	936,239
3% 12/1/53 (g)	425,000	358,793
3% 12/1/53 (g)	5,000,000	4,221,096
3% 12/1/53 (g)	1,375,000	1,160,801
3% 12/1/53 (g)	1,800,000	1,519,594
3% 12/1/53 (g)	61,650,000	52,046,108
3% 12/1/53 (g)	6,350,000	5,360,791
3% 12/1/53 (g)	1,925,000	1,625,122
3% 12/1/53 (g)	11,000,000	9,286,410
3% 12/1/53 (g)	1,100,000	928,641
3% 12/1/53 (g)	7,350,000	6,205,010
3% 12/1/53 (g)	300,000	253,266
3% 12/1/53 (g)	225,000	189,949
3% 12/1/53 (g)	1,200,000	1,013,063
3% 12/1/53 (g)	7,150,000	6,036,167
3% 12/1/53 (g)	2,150,000	1,815,071
3% 12/1/53 (g)	17,125,000	14,457,252
3% 12/1/53 (g)	575,000	485,426
3% 12/1/53 (g)	9,775,000	8,252,242
3% 12/1/53 (g)	4,800,000	4,052,252
3% 12/1/53 (g)	2,875,000	2,427,130
3% 12/1/53 (g)	1,475,000	1,245,223
3% 12/1/53 (g)	900,000	759,797
3% 12/1/53 (g)	829,000	699,858
3% 1/1/54 (g)	22,200,000	18,766,812
3% 1/1/54 (g)	86,100,000	72,784,799
3% 1/1/54 (g)	47,600,000	40,238,750
3% 1/1/54 (g)	8,850,000	7,481,364
3% 1/1/54 (g)	34,650,000	29,291,443
3% 1/1/54 (g)	19,000,000	16,061,686
3% 1/1/54 (g)	3,300,000	2,789,661
3% 1/1/54 (g)	12,925,000	10,926,173
3% 1/1/54 (g)	11,225,000	9,489,075
3% 1/1/54 (g)	32,100,000	27,135,796
3% 1/1/54 (g)	8,200,000	6,931,886
3% 1/1/54 (g)	27,900,000	23,585,318
3.5% 12/1/38 (g)	380,000	358,194
3.5% 12/1/38 (g)	43,000	40,533
3.5% 12/1/53 (g)	28,000	24,573
3.5% 12/1/53 (g)	25,700,000	22,554,757
3.5% 12/1/53 (g)	6,450,000	5,660,630
3.5% 12/1/53 (g)	4,050,000	3,554,349
3.5% 12/1/53 (g)	1,000,000	877,617
3.5% 12/1/53 (g)	1,064,000	933,784
3.5% 12/1/53 (g)	2,200,000	1,930,757
3.5% 1/1/54 (g)	1,000,000	878,281
3.5% 1/1/54 (g)	1,000,000	878,281
3.5% 1/1/54 (g)	3,600,000	3,161,812
3.5% 1/1/54 (g)	2,250,000	1,976,132
3.5% 1/1/54 (g)	4,050,000	3,557,038
3.5% 1/1/54 (g)	2,550,000	2,239,617
4% 12/1/38 (g)	207,000	198,947
4% 12/1/53 (g)	1,080,000	981,197
4% 12/1/53 (g)	126,000	114,473
4% 12/1/53 (g)	950,000	863,090
4% 12/1/53 (g)	11,200,000	10,175,380
4% 12/1/53 (g)	2,950,000	2,680,123
4% 12/1/53 (g)	3,000,000	2,725,548
4% 12/1/53 (g)	3,063,400	2,783,148
4% 12/1/53 (g)	638,200	579,815
4% 12/1/53 (g)	24,806,700	22,537,286
4% 1/1/54 (g)	5,500,000	5,001,350
4.5% 12/1/38 (g)	200,000	195,086
4.5% 12/1/38 (g)	223,000	217,521
4.5% 12/1/38 (g)	38,000	37,066
4.5% 12/1/38 (g)	45,000	43,894
4.5% 12/1/53 (g)	4,948,200	4,637,002
4.5% 12/1/53 (g)	5,675,000	5,318,093
4.5% 12/1/53 (g)	40,000	37,484
4.5% 12/1/53 (g)	17,625,000	16,516,544
4.5% 12/1/53 (g)	11,675,000	10,940,746
4.5% 12/1/53 (g)	469,000	439,504
4.5% 12/1/53 (g)	600,000	562,265
4.5% 12/1/53 (g)	700,000	655,976
4.5% 1/1/54 (g)	7,300,000	6,845,457
5% 12/1/38 (g)	350,000	341,113
5% 12/1/38 (g)	900,000	877,148
5% 12/1/53 (g)	83,000	79,956
5% 12/1/53 (g)	7,328,000	7,059,206
5% 12/1/53 (g)	25,125,000	24,203,405
5% 12/1/53 (g)	405,000	390,144
5% 12/1/53 (g)	5,300,000	5,105,594
5% 12/1/53 (g)	1,569,294	1,511,732
5% 12/1/53 (g)	13,705,000	13,202,295
5% 12/1/53 (g)	4,852,864	4,674,859
5% 12/1/53 (g)	9,000,000	8,669,876
5.5% 12/1/53 (g)	7,500,000	7,395,120
5.5% 12/1/53 (g)	233,000	229,742
5.5% 12/1/53 (g)	7,900,000	7,789,526
5.5% 12/1/53 (g)	10,825,000	10,673,623
5.5% 12/1/53 (g)	13,625,000	13,434,468
5.5% 12/1/53 (g)	3,225,313	3,180,210
5.5% 12/1/53 (g)	7,901,684	7,791,187
6% 12/1/53 (g)	529,000	530,777
6% 12/1/53 (g)	7,300,000	7,324,521
6% 12/1/53 (g)	1,817,208	1,823,312
6% 12/1/53 (g)	3,500,000	3,511,757
6% 1/1/54 (g)	7,000,000	7,022,693
6% 1/1/54 (g)	7,000,000	7,022,693
6.5% 12/1/53 (g)	571,500	580,787
6.5% 12/1/53 (g)	400,000	406,500
6.5% 12/1/53 (g)	200,000	203,250
6.5% 12/1/53 (g)	3,350,000	3,404,436
6.5% 12/1/53 (g)	775,000	787,593
6.5% 12/1/53 (g)	1,850,000	1,880,062
6.5% 12/1/53 (g)	628,000	638,205
6.5% 12/1/53 (g)	1,700,000	1,727,624
6.5% 12/1/53 (g)	15,150,000	15,396,180
6.5% 12/1/53 (g)	105,000	106,706
6.5% 12/1/53 (g)	515,828	524,210
6.5% 12/1/53 (g)	8,589,600	8,729,177
6.5% 12/1/53 (g)	450,000	457,312
6.5% 12/1/53 (g)	700,000	711,375
6.5% 12/1/53 (g)	4,025,000	4,090,404
6.5% 12/1/53 (g)	6,100,000	6,199,122
6.5% 1/1/54 (g)	1,325,000	1,345,961
6.5% 1/1/54 (g)	11,850,000	12,037,465
6.5% 1/1/54 (g)	4,500,000	4,571,189
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,153,841,631
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,172,322,061)		5,957,145,407

Asset-Backed Securities - 2.7%
		Principal Amount (a)	Value ($)
522 Funding Clo 2019-5 Ltd. / 522 F Series 2022-5A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.7239% 4/15/35 (b)(e)(h)		1,000,000	990,817
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)		2,094,829	1,356,384
Series 2019-1 Class A, 3.844% 5/15/39 (b)		1,655,848	1,241,901
Series 2019-2:
Class A, 3.376% 10/16/39 (b)		5,100,352	4,485,343
Class B, 4.458% 10/16/39 (b)		1,333,003	586,570
Series 2021-1A Class A, 2.95% 11/16/41 (b)		4,537,459	4,021,550
Acc Trust 2021-1 Series 2021-1 Class C, 2.08% 12/20/24 (b)		91,829	90,477
Acc Trust 2022-1 Series 2022-1 Class C, 3.24% 10/20/25 (b)		303,000	178,264
Accelerated 2021-1H LLC Series 2021-1H Class D, 3.58% 10/20/40 (b)		124,216	112,384
Accredited Mortgage Loan Trust Series 2006-1 Class M1, CME Term SOFR 1 Month Index + 0.440% 0.9729% 4/25/36 (e)(h)		1,945,204	1,793,504
Ace Securities Corp. Mortgage L Series 2007-D1 Class A4, 6.93% 2/25/38 (b)		917,098	703,864
Achv Abs Trust 2023-3Pl Series 2023-3PL Class C, 7.35% 8/19/30 (b)		1,750,000	1,759,518
Affirm Asset Securitization Trust Series 2023-X1 Class A, 7.11% 11/15/28 (b)		600,000	600,482
AIG CLO LLC Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.380% 6.7974% 4/20/32 (b)(e)(h)		350,000	348,990
Aimco Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 1/15/32 (b)(e)(h)		1,584,000	1,582,098
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.8044% 10/17/34 (b)(e)(h)		4,150,000	4,131,101
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7944% 10/17/34 (b)(e)(h)		3,880,000	3,868,286
Allegro CLO X, Ltd. / Allegro CLO X LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8274% 7/20/32 (b)(e)(h)		16,000,000	15,969,920
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.9158% 7/20/35 (b)(e)(h)		5,071,000	5,061,801
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.8174% 7/20/34 (b)(e)(h)		4,673,000	4,649,294
Alm 2020 Ltd. Series 2020-1A Class A2, CME Term SOFR 3 Month Index + 2.110% 7.5055% 10/15/29 (b)(e)(h)		350,000	350,085
American Credit Acceptance Rec Series 2023-2 Class D, 6.47% 8/13/29 (b)		1,000,000	983,531
American Credit Acceptance Receivables Series 2023-3 Class D, 6.82% 10/12/29 (b)		2,180,000	2,168,899
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28		7,680,000	7,641,301
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		519,000	513,192
Series 2015-SFR2 Class E, 6.07% 10/17/52 (b)		545,000	540,623
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M3, CME Term SOFR 1 Month Index + 1.310% 6.6574% 11/25/34 (e)(h)		3,108,480	2,652,532
Ammc Clo 23 Ltd. Series 2021-23A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.7044% 10/17/31 (b)(e)(h)		500,000	498,648
Amsr 2020-Sfr1 Series 2020-SFR1:
Class E, 3.218% 4/17/37 (b)		877,659	826,708
Class H, 5.302% 4/17/37 (b)		175,531	165,995
Amsr 2020-Sfr2 Trust Series 2020-SFR2:
Class E1, 4.028% 7/17/37 (b)		1,000,000	950,166
Class E2, 4.277% 7/17/37 (b)		469,108	445,431
Class G, 4% 7/17/37 (b)		160,904	149,420
Class H, 5.25% 7/17/37 (b)		577,704	543,649
Amsr 2020-Sfr3 Trust Series 2020-SFR3 Class F, 3.553% 9/17/37 (b)		356,300	330,885
Amsr 2020-Sfr4 Trust Series 2020-SFR4:
Class E2, 2.456% 11/17/37 (b)		672,872	617,612
Class F, 2.856% 11/17/37 (b)		1,055,106	965,256
Amsr 2021-Sfr1 Trust Series 2021-SFR1 Class B, 2.153% 6/17/38 (b)		4,000,000	3,346,883
Amsr 2021-Sfr2 Trust Series 2021-SFR2:
Class D, 2.278% 8/17/38 (b)		1,150,000	1,015,200
Class F1, 3.275% 8/17/38 (b)		380,318	329,682
Amsr 2021-Sfr3 Trust Series 2021-SFR3 Class E2, 2.427% 10/17/38 (b)		178,896	152,233
Amsr 2022-Sfr1 Trust Series 2022-SFR1 Class F, 6.021% 3/17/39 (b)		373,005	334,542
Amsr 2022-Sfr3 Trust Series 2022-SFR3 Class D, 4% 10/17/39 (b)		2,115,000	1,888,049
Amsr 2023-Sfr1 Trust Series 2023-SFR1 Class F, 4% 4/17/40 (b)		2,894,946	2,270,083
Amsr 2023-Sfr2 Trust Series 2023-SFR2:
Class E1, 3.95% 6/17/40 (b)		2,650,000	2,239,944
Class E2, 3.95% 6/17/40 (b)		3,100,000	2,567,135
AMSR Trust Series 2019-SFR1:
Class F, 3.867% 1/19/39 (b)		576,000	511,011
Class G, 4.857% 1/19/39 (b)		230,000	208,151
Class H, 6.04% 1/19/39 (b)		330,000	305,618
Anchorage Capital CLO 17, Ltd. Series 2021-17A Class A1, CME Term SOFR 3 Month Index + 1.430% 6.8255% 7/15/34 (b)(e)(h)		10,500,000	10,432,674
Apidos Clo Xxiv Series 2021-24A Class A1AL, CME Term SOFR 3 Month Index + 1.210% 6.6274% 10/20/30 (b)(e)(h)		500,000	497,897
Apidos Clo Xxxiii Series 2021-33A Class BR, CME Term SOFR 3 Month Index + 1.860% 7.2601% 10/24/34 (b)(e)(h)		1,000,000	986,472
Apidos Clo Xxxvii Series 2021-37A:
Class A, CME Term SOFR 3 Month Index + 1.390% 6.8035% 10/22/34 (b)(e)(h)		1,650,000	1,635,091
Class D, CME Term SOFR 3 Month Index + 3.310% 8.7235% 10/22/34 (b)(e)(h)		250,000	243,725
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)		1,686,036	1,475,250
Class B, 4.335% 1/16/40 (b)		345,680	190,994
Aqua Finance Trust 2017-A Series 2017-A Class A, 3.72% 11/15/35 (b)		10,798	10,727
Aqua Finance Trust 2019-A Series 2019-A Class B, 3.47% 7/16/40 (b)		430,997	399,324
Aqua Finance Trust 2020-A Series 2020-AA:
Class B, 2.79% 7/17/46 (b)		1,690,000	1,496,612
Class C, 3.97% 7/17/46 (b)		124,000	108,299
Arbor Realty Commercial Real E Series 2021-FL1 Class A, CME Term SOFR 1 Month Index + 1.080% 6.4074% 12/15/35 (b)(e)(h)		1,328,052	1,315,313
Arclo 2022-Florida1 A Series 2022-FL1 Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.774% 1/15/37 (b)(e)(h)		1,000,000	987,272
Areit 2021-Cre5 Trust Series 2021-CRE5 Class D, CME Term SOFR 1 Month Index + 2.760% 8.0941% 11/17/38 (b)(e)(h)		263,000	244,626
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.9755% 10/15/32 (b)(e)(h)		7,102,000	7,101,922
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7855% 7/15/34 (b)(e)(h)		5,889,000	5,874,331
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.7239% 1/15/35 (b)(e)(h)		7,506,000	7,445,051
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.9144% 4/17/33 (b)(e)(h)		15,169,000	15,128,635
Argent Securities, Inc. pass-thru certificates:
Series 2005-W1 Class A2, CME Term SOFR 1 Month Index + 0.590% 0.6669% 5/25/35 (h)		500,884	368,776
Series 2005-W5 Class A2D, CME Term SOFR 1 Month Index + 0.750% 6.0974% 1/25/36 (e)(h)		2,421,795	2,071,809
ArrowMark Colorado Holdings LLC Series 2021-3A Class A1R, CME Term SOFR 3 Month Index + 1.470% 6.8498% 1/25/35 (b)(e)(h)		9,500,000	9,407,708
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE9 Class M1, CME Term SOFR 1 Month Index + 1.080% 6.4324% 12/25/34 (h)		1,054,656	932,291
Atlas Senior Loan Fund XVI, Ltd. / Atlas Senior Loan Fund XVI LLC Series 2021-16A Class A, CME Term SOFR 3 Month Index + 1.530% 6.9474% 1/20/34 (b)(e)(h)		2,000,000	1,991,764
Atrium Xiii Series 2017-13A Class A1, CME Term SOFR 3 Month Index + 1.440% 6.8535% 11/21/30 (b)(e)(h)		241,541	241,541
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 10/15/36 (b)(e)(h)		3,908,000	3,891,895
Bain Capital Credit CLO, Ltd. Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.100% 6.7644% 10/17/32 (b)(e)(h)		7,500,000	7,452,150
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28		4,500,000	4,470,711
Battalion CLO X Ltd. / Battalion CLO X LLC Series 2021-10A Class A1R2, CME Term SOFR 3 Month Index + 1.430% 6.8301% 1/25/35 (b)(e)(h)		12,000,000	11,933,388
Battalion CLO XI Ltd. / Battalion CLO XI LLC Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8101% 4/24/34 (b)(e)(h)		22,750,000	22,625,717
Bear Stearns Asset Backed Sec Trust Series 2003-SD2 Class 2A, 5.237% 6/25/43 (e)		3,050	2,722
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.7028% 1/17/35 (b)(e)(h)		7,708,000	7,656,264
Bellemeade Re Ltd. Series 2021-1A Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.2781% 3/25/31 (b)(e)(h)		2,550,000	2,594,270
Benefit Str Partners Clo Viii Series 2018-8A Class A1AR, CME Term SOFR 3 Month Index + 1.360% 6.7774% 1/20/31 (b)(e)(h)		532,311	531,025
Benefit Street Partners Clo Xx Series 2023-30A Class D, CME Term SOFR 3 Month Index + 5.600% 10.9782% 4/25/36 (b)(e)(h)		415,000	416,499
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7855% 1/15/35 (b)(e)(h)		5,907,000	5,888,925
Betony Clo 2 Ltd. Series 2018-1A Class A1, CME Term SOFR 3 Month Index + 1.340% 6.7316% 4/30/31 (b)(e)(h)		1,407,383	1,406,616
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)		5,370,455	4,944,954
Series 2021-1A Class A, 2.443% 7/15/46 (b)		7,422,124	6,327,360
BlackRock Rainier CLO VI, Ltd. / BlackRock Rainier CLO VI LLC Series 2021-6A Class A, CME Term SOFR 3 Month Index + 1.960% 7.3774% 4/20/33 (b)(e)(h)		8,500,000	8,409,635
Bluemountain Clo 2018-2 Ltd. Series 2018-2A Class B, CME Term SOFR 3 Month Index + 1.960% 7.3413% 8/15/31 (b)(e)(h)		500,000	494,637
BlueMountain CLO XXVIII, Ltd. / BlueMountain CLO XXVIII LLC Series 2021-28A Class A, CME Term SOFR 3 Month Index + 1.520% 6.9155% 4/15/34 (b)(e)(h)		3,000,000	2,995,911
Bridge 2022-Sfr1 Trust Series 2022-SFR1 Class A, 3.4% 11/17/37 (b)		5,475,000	5,146,471
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.6455% 4/15/29 (b)(e)(h)		6,816,612	6,807,048
Business Jet Securities 2020-1 Series 2020-1A Class B, 3.967% 11/15/35 (b)		141,620	133,889
Business Jet Securities 2021-1 LLC Series 2021-1A Class A, 2.162% 4/15/36 (b)		162,222	148,630
Business Jet Securities 2022-1 Series 2022-1A Class C, 6.413% 6/15/37 (b)		487,716	445,524
Bxg Receivables Nt Trust 2018-A Series 2018-A Class C, 4.44% 2/2/34 (b)		30,140	28,712
Bxg Receivables Nt Trust 2020-A Series 2020-A Class B, 2.49% 2/28/36 (b)		1,560,468	1,427,922
Bxg Receivables Nt Trust 2022-A Series 2022-A Class A, 4.12% 9/28/37 (b)		4,340,053	4,145,169
Bxg Receivables Nt Trust 2023-A Series 2023-A Class C, 7.38% 11/15/38 (b)		829,557	810,194
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28		5,000,000	4,919,414
Carlyle C17 Clo Ltd. / Carlyle Series 2018-C17A Class A1AR, CME Term SOFR 3 Month Index + 1.290% 6.6816% 4/30/31 (b)(e)(h)		243,670	243,161
Carlyle Global Market Strategi Series 2018-2RA Class A1, CME Term SOFR 3 Month Index + 1.310% 6.6913% 5/15/31 (b)(e)(h)		1,376,085	1,373,385
Carlyle U.S. Clo 2020-1 Series 2021-1A Class A2R, CME Term SOFR 3 Month Index + 1.910% 7.3274% 7/20/34 (b)(e)(h)		250,000	247,652
CarMax Auto Owner Trust:
Series 2021-1 Class D, 1.28% 7/15/27		200,000	186,560
Series 2023 2 Class A2A, 5.5% 6/15/26		7,315,778	7,301,350
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28		3,006,000	3,058,496
Carnow Auto Receivables Trust Series 2022-1A Class E, 8.29% 8/15/28 (b)		351,000	337,162
Carrington Mortgage Loan Trust Series 2005-FRE1 Class M2, CME Term SOFR 1 Month Index + 0.840% 6.1924% 12/25/35 (h)		9,051,635	8,266,460
Cars Mti-1 L P / Cars Mti-2 L Series 2020-1A Class A3, 3.1% 12/15/50 (b)		167,205	139,771
Cars-Db4 LP Series 2020-1A:
Class A6, 3.81% 2/15/50 (b)		137,254	113,197
Class B2, 4.52% 2/15/50 (b)		262,127	234,582
Class B3, 4.95% 2/15/50 (b)		292,260	238,043
Carvana Auto Receivables Series 2023-P3 Class A4, 5.71% 7/10/29 (b)		1,418,000	1,419,732
Carvana Auto Receivables Trust Series 2022-P1 Class A4, 3.52% 2/10/28		2,500,000	2,363,597
Cascade Mh Asset Trust 2019-Mh Series 2019-MH1 Class B, 5% 11/25/44 (b)(c)		497,340	463,579
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)		5,210,716	4,559,547
Class B, 5.095% 4/15/39 (b)		2,927,377	1,895,564
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		2,654,742	2,420,178
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7774% 10/20/32 (b)(e)(h)		4,327,000	4,305,915
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.7358% 4/20/35 (b)(e)(h)		7,060,000	6,995,055
Cedar Funding Vii Clo Ltd. / Cedar Series 2018-7A Class A1, CME Term SOFR 3 Month Index + 1.260% 6.6774% 1/20/31 (b)(e)(h)		565,779	564,933
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7698% 10/25/34 (b)(e)(h)		3,624,000	3,602,263
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.2758% 7/20/36 (b)(e)(h)		4,739,000	4,747,374
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.8474% 10/20/34 (b)(e)(h)		5,895,000	5,834,535
Centex Home Equity Loan Trust Series 2021-B Class A6, 6.36% 7/25/32		413	395
Cfin 2022-Rtl1 Issuer LLC Series 2022-RTL1 Class AA, 3.25% 2/16/26 (b)		396,135	371,137
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)		2,293,196	2,206,718
Chase Auto Credit Linked Notes Series 2021-3 Class E, 2.102% 2/26/29 (b)		209,068	201,920
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/30		1,700,000	1,705,384
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)		2,186,448	2,195,418
Cifc Funding 2018-Iv Ltd. / Cifc Fund Series 2018-4A Class A1, CME Term SOFR 3 Month Index + 1.410% 6.8144% 10/17/31 (b)(e)(h)		2,500,000	2,500,085
Cifc Funding 2019-Ii Ltd. Series 2021-2A Class DR, CME Term SOFR 3 Month Index + 3.260% 8.6644% 4/17/34 (b)(e)(h)		550,000	537,762
Cifc Funding 2021-1 Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.7498% 4/25/33 (b)(e)(h)		500,000	499,151
Class B, CME Term SOFR 3 Month Index + 1.810% 7.1898% 4/25/33 (b)(e)(h)		960,000	943,116
CIFC Funding Ltd. Series 2021-7A Class B, CME Term SOFR 3 Month Index + 1.860% 7.2735% 1/23/35 (b)(e)(h)		7,600,000	7,494,322
Citi Mortgage Loan Trust Series 2007-1:
Class 1A, CME Term SOFR 1 Month Index + 1.460% 6.8074% 10/25/37 (b)(e)(h)		19,712	19,698
Class 1M2, CME Term SOFR 1 Month Index + 1.860% 7.2074% 10/25/37 (b)(h)		700,000	577,915
Class 2M2, CME Term SOFR 1 Month Index + 1.860% 7.2074% 10/25/37 (b)(h)		1,824,000	1,526,157
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30		5,400,000	5,148,096
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26		2,805,000	2,795,016
College Ave Student Lns Series 2023-B Class A1A, 6.5% 6/25/54 (b)		363,000	371,882
College Ave Student Lns 2021-C Series 2021-C Class B, 7/26/55 (b)		449,000	386,936
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0985% 7/24/34 (b)(e)(h)		7,340,000	7,326,876
Connecticut Avenue Securities Trust Series 2022-R01 Class 1M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.900% 7.2281% 12/25/41 (b)(e)(h)		1,500,000	1,494,665
Coof Securitization Trust 2014 Series 2014-1 Class A, 3.1197% 6/25/40 (b)(e)(n)		49,455	3,919
Corevest American Finance Series 2018-1 Class E, 6.1355% 6/15/51 (b)(e)		3,034,000	2,775,480
CoreVest American Finance Trust Series 2020-2:
Class A, 3.376% 5/15/52 (b)		57,193	54,844
Class B, 4.244% 5/15/52 (b)		3,444,135	3,268,549
Countrywide Asset Bd Ctf 06-11 Series 2006-11 Class 1AF4, 6.3% 12/25/35 (AMBAC Insured) (e)		1,589,791	1,465,120
Countrywide Home Loans, Inc.:
Series 2004-1 Class 3A, CME Term SOFR 1 Month Index + 0.670% 6.0174% 4/25/34 (e)(h)		8,675	8,357
Series 2004-6 Class M1, CME Term SOFR 1 Month Index + 1.010% 6.3574% 10/25/34 (e)(h)		4,538	4,372
Cps Auto Receivables Trust 202 Series 2023-D Class C, 7.17% 1/15/30 (b)		2,500,000	2,524,595
Credit Acceptance Auto Ln Trust 2023-3 Series 2023-3A Class C, 7.62% 12/15/33 (b)		4,000,000	3,993,037
Credit Acceptance Auto Loan Trust:
Series 2021-3A Class C, 1.63% 9/16/30 (b)		250,000	236,069
Series 2022-3A:
Class A, 6.57% 10/15/32 (b)		2,748,000	2,756,342
Class D, 9% 4/18/33 (b)		292,000	289,668
Series 2023-1A Class C, 7.71% 7/15/33 (b)		1,008,000	1,013,468
Series 2023-2A Class C, 7.15% 9/15/33 (b)		658,000	648,409
Crestline Denali CLO XVII, LLC Series 2018-1A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7155% 10/15/31 (b)(e)(h)		25,000,000	24,952,550
Crown Point CLO, Ltd. / Crown Point CLO LLC Series 2021-11A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7844% 1/17/34 (b)(e)(h)		1,000,000	993,181
DataBank Issuer, LLC Series 2021-1A Class A2, 2.06% 2/27/51 (b)		564,627	503,911
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)		6,891,560	6,360,317
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28 (n)		1,800,000	1,766,794
Diversified Abs Phase Iii LLC Series 2022-1 Class A2, 4.875% 4/28/39 (b)		1,031,166	916,975
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)		1,100,000	1,101,677
Class A3, 5.64% 2/22/28 (b)		2,091,000	2,090,686
Dominos Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/49 (b)		1,199,275	1,051,035
Drive Auto Receivables Trust Series 2019-4 Class D, 2.7% 2/16/27		109,583	109,435
Dryden 104 Clo Ltd. / Dryden 10 Series 2022-104A Class B1, CME Term SOFR 3 Month Index + 3.100% 8.4671% 8/20/34 (b)(e)(h)		300,000	301,914
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.7158% 4/20/35 (b)(e)(h)		4,007,000	3,967,623
Dryden CLO, Ltd. Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.8274% 10/20/34 (b)(e)(h)		3,910,000	3,900,976
Dryden Senior Loan Fund:
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.8444% 4/17/33 (b)(e)(h)		5,400,000	5,377,163
Series 2021-72A Class BR, CME Term SOFR 3 Month Index + 1.910% 7.2913% 5/15/32 (b)(e)(h)		6,000,000	5,950,728
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 10/15/35 (b)(e)(h)		5,160,000	5,136,140
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7587% 2/20/35 (b)(e)(h)		3,054,000	3,035,355
DT Auto Owner Trust Series 2019-4A Class D, 2.85% 7/15/25 (b)		17,973	17,877
Dt Auto Owner Trust 2020-2 Series 2020-2A Class C, 3.28% 3/16/26 (b)		13,262	13,235
Dt Auto Owner Trust 2020-3 Series 2020-3A Class D, 1.84% 6/15/26 (b)		207,000	198,739
Dt Auto Owner Trust 2023-3 Series 2023-3A Class D, 7.12% 5/15/29 (b)		3,936,000	3,942,610
E3 2019-1 Series 2019-1 Class A, 3.1% 9/20/55 (b)		153,084	128,081
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 4/15/31 (b)(e)(h)		2,460,000	2,451,523
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8055% 1/15/35 (b)(e)(h)		6,200,000	6,190,235
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.9055% 1/15/34 (b)(e)(h)		7,240,000	7,223,442
ECMC Group Student Loan Trust Series 2021-1A Class A1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 6.0126% 11/25/70 (b)(e)(h)		671,602	654,883
Elara Hgv Timeshare Issuer 201 Series 2019-A Class C, 3.45% 1/25/34 (b)		33,824	31,726
Elara HGV Timeshare Issuer LLC Series 2017-A Class A, 2.69% 3/25/30 (b)		94,015	90,863
Elevation CLO, Ltd. Series 2021-13A Class A1, CME Term SOFR 3 Month Index + 1.450% 6.8455% 7/15/34 (b)(e)(h)		8,500,000	8,409,186
Elfi Graduate Ln Program 2023- Series 2023-A Class A, 6.37% 2/4/48 (b)		661,002	665,267
Elmwood CLO II Ltd. Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8274% 4/20/34 (b)(e)(h)		30,000,000	29,937,960
Elmwood Clo Iii Ltd. Series 2021-3A Class ER, CME Term SOFR 3 Month Index + 6.760% 12.1774% 10/20/34 (b)(e)(h)		400,000	396,738
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)		4,790,000	4,849,467
Exeter Automobile Receivables:
Series 2020-2A Class D, 4.73% 4/15/26 (b)		54,373	54,073
Series 2020-3A Class D, 1.73% 7/15/26		172,134	169,754
Series 2023-4A:
Class D, 6.95% 12/17/29		1,205,000	1,202,827
Class E, 9.57% 2/18/31 (b)		1,015,000	1,020,000
Series 2023-5A Class D, 7.13% 2/15/30		1,467,000	1,479,189
Fhf Issuer Trust 2023-2 Series 2023-2A Class C, 7.97% 12/17/29 (b)		3,000,000	3,055,260
First Franklin Mortgage Loan Trust Series 2006-FF13 Class A1, CME Term SOFR 1 Month Index + 0.350% 5.6974% 10/25/36 (h)		36,612	23,663
Firstkey Homes 2020-Sfr2 Series 2020-SFR2:
Class F1, 3.017% 10/19/37 (b)		638,000	582,276
Class F2, 3.117% 10/19/37 (b)		570,000	518,841
Firstkey Homes 2022-Sfr1 Trust Series 2022-SFR1 Class E1, 5% 5/17/39 (b)		1,826,000	1,663,400
Firstkey Homes 2022-Sfr2 Trust Series 2022-SFR2 Class E2, 4.5% 7/17/39 (b)		497,000	440,435
Firstkey Homes 2022-Sfr3 Trust Series 2022-SFR3 Class E1, 3.5% 7/17/38 (b)		3,500,000	3,125,877
FirstKey Homes Trust:
Series 2020-SFR1 Class F1, 3.638% 8/17/37 (b)		111,000	103,150
Series 2021-SFR1:
Class C, 1.888% 8/17/38 (b)		1,100,000	969,308
Class E2, 2.489% 8/17/38 (b)		292,000	253,753
Class F1, 3.238% 8/17/38 (b)		300,000	256,384
Series 2021-SFR2 Class E2, 2.358% 9/17/38 (b)		1,763,000	1,516,933
Flagship Credit Auto Trust 201 Series 2019-2 Class D, 3.53% 5/15/25 (b)		142,576	141,301
Flagship Credit Auto Trust 202 Series 2023-2 Class C, 5.81% 5/15/29 (b)		180,000	177,809
Flagship Credit Auto Trust 2023-3 Series 2023-3 Class D, 6.58% 8/15/29 (b)		1,091,000	1,066,803
Flatiron Clo 18 Ltd. Series 2018-1A Class A, CME Term SOFR 3 Month Index + 1.210% 6.6144% 4/17/31 (b)(e)(h)		298,626	298,027
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.7684% 7/19/34 (b)(e)(h)		4,210,000	4,186,209
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7318% 11/16/34 (b)(e)(h)		5,750,000	5,733,084
Class BR, CME Term SOFR 3 Month Index + 1.810% 7.2018% 11/16/34 (b)(e)(h)		600,000	589,171
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.9287% 11/20/33 (b)(e)(h)		7,413,000	7,399,627
Fmc Gmsr Issuer Trust:
Series 2020-GT1 Class A, 4.45% 1/25/26 (b)		438,000	384,990
Series 2021-GT1 Class B, 4.36% 7/25/26 (b)		234,042	184,636
Series 2021-GT2:
Class A, 3.85% 10/25/26 (b)		4,000,000	3,389,560
Class B, 4.44% 10/25/26 (b)		661,257	519,929
Series 2021-SAT1 Class A, 3.65% 2/25/24 (b)		1,536,342	1,490,252
Series 2022-GT1:
Class A, 6.19% 4/25/27 (b)		4,292,553	4,061,481
Class B, 7.17% 4/25/27 (b)		675,797	588,850
Series 2022-GT2:
Class A, 7.9% 7/25/27 (b)		373,005	371,097
Class B, 10.07% 7/25/27 (b)		672,872	651,097
Ford Credit Auto Owner Trust Series 2021-1 Class C, 1.91% 10/17/33 (b)		1,190,000	1,074,384
Ford Credit Auto Owner Trust 2 Series 2023-C Class A3, 5.53% 9/15/28		180,000	180,681
Ford Credit Auto Owner Trust 2023-Rev Series 2023-2 Class A, 5.28% 2/15/36 (b)		152,000	151,834
Ford Credit Floorplan Master Owner Trust:
Series 2018-4 Class A, 4.06% 11/15/30		179,000	169,448
Series 2019-4 Class B, 2.64% 9/15/26		549,000	533,486
Series 2023-1 Class A1, 4.92% 5/15/28 (b)		5,800,000	5,722,098
Foundation Finance Trust 2020-1 Series 2020-1A Class C, 5.75% 7/16/40 (b)		136,000	121,411
Foundation Finance Trust 2023- Series 2023-2A:
Class A, 6.53% 6/15/49 (b)		348,459	350,970
Class B, 6.97% 6/15/49 (b)		2,000,000	2,020,104
Freddie Mac STACR REMIC Trust Series 2022-DNA7 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.3281% 3/25/52 (b)(e)(h)		3,150,000	3,433,301
Freed Abs Trust 2021-3Fp Series 2021-3FP Class D, 2.37% 11/20/28 (b)		2,300,000	2,193,934
FRTKL Series 2021-SFR1 Class F, 3.171% 9/17/38 (b)		128,000	109,293
Galaxy Xviii Clo Ltd. Series 2018-28A Class A1, CME Term SOFR 3 Month Index + 1.360% 6.7555% 7/15/31 (b)(e)(h)		681,195	680,785
Galaxy Xxvi Clo Ltd. / Galaxy X Series 2018-26A Class B, CME Term SOFR 3 Month Index + 1.960% 7.3331% 11/22/31 (b)(e)(h)		600,000	597,506
GE Capital Mortgage Services, Inc. Series 1999-HE1 Class A6, 6.7% 4/25/29		3,817	3,775
Generate Clo 4 Ltd. Series 2020-4A Class A1R, CME Term SOFR 3 Month Index + 1.350% 6.7674% 4/20/32 (b)(e)(h)		481,412	480,735
Gilbert Pk Clo Ltd. / Gilbert P Series 2017-1A Class A, CME Term SOFR 3 Month Index + 1.450% 6.8455% 10/15/30 (b)(e)(h)		212,400	212,520
Gls Auto Receivables Issuer Trust:
Series 2022-1A Class D, 3.97% 1/18/28 (b)		4,619,000	4,378,807
Series 2023-2A Class C, 5.69% 3/15/29 (b)		341,000	334,963
Gls Auto Receivables Trust 202 Series 2023-3A:
Class D, 6.44% 5/15/29 (b)		1,407,000	1,384,228
Class E, 9.27% 8/15/30 (b)		1,000,000	992,679
Gls Auto Select Receivables Trust Series 2023-1A Class B, 6.09% 3/15/29 (b)		175,000	173,783
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25		1,667,730	1,664,224
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28		2,830,000	2,844,087
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28		4,381,000	4,313,838
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26		1,377,000	1,373,284
Goodgreen 2017-2 Trust Series 2017-2A Class A, 3.26% 10/15/53 (b)		139,770	125,200
Goodgreen 2018-1 Series 2018-1A Class A, 3.93% 10/15/53 (b)(e)		120,656	104,799
Goodgreen 2023-1 Series 2023-1A Class A, 5.9% 1/17/61 (b)		692,407	655,567
Goodleap Sustainable Home Solu:
Series 2023-3C Class A, 6.5% 7/20/55 (b)		967,772	965,151
Series 2023-4C Class A, 6.91% 3/20/57 (b)		1,800,000	1,799,447
Gracie Point International Fun Series 2023-2A Class A, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.250% 7.5701% 3/1/27 (b)(e)(h)		1,028,000	1,027,988
Granite Park Equipment Leasing Series 2023-1A Class E, 7% 6/20/35 (b)		1,587,000	1,336,118
Green Tree Financial Corp. Series 1998-4 Class M1, 6.83% 4/1/30		363,560	339,236
Greywolf CLO II, Ltd. Series 2021-1A Class A1SR, CME Term SOFR 3 Month Index + 1.400% 6.7939% 4/15/34 (b)(e)(h)		35,000,000	34,801,690
Gulf Stream Meridian 7 Ltd. / G Series 2022-7A Class A1, CME Term SOFR 3 Month Index + 1.360% 6.7539% 7/15/35 (b)(e)(h)		1,500,000	1,492,860
Harriman Park Clo Ltd. Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.380% 6.7974% 4/20/34 (b)(e)(h)		500,000	498,644
Harvest Sba Loan Trust 2021-1 Series 2021-1 Class A, CME Term SOFR 1 Month Index + 2.110% 7.4389% 4/25/48 (b)(e)(h)		48,555	48,036
Henley CLO IV DAC Series 2021-4A Class A, 3 month EURIBOR EURO INTER + 0.900% 4.856% 4/25/34 (b)(e)(h)	EUR	2,000,000	2,122,697
Hero Funding 2017-2 Series 2017-2A Class A2, 4.07% 9/20/48 (b)		58,383	51,652
Hero Funding 2017-3 Series 2017-3A:
Class A1, 3.19% 9/20/48 (b)		61,208	52,357
Class A2, 3.95% 9/20/48 (b)		50,521	44,454
Hero Funding Ii 2016-4B Series 2016-4B Class B, 4.99% 9/20/47 (b)		17,937	17,586
Hero Funding Iii Series 2017-1A Class A, 3.5% 9/21/43 (b)		66,399	61,132
Hero Funding Trust 2015-3 Series 2015-3A Class A, 4.28% 9/20/41 (b)		36,022	33,429
Hero Funding Trust 2016-3 Series 2016-3A Class A1, 3.08% 9/20/42 (b)		15,892	14,031
Hero Funding Trust 2017-1A Series 2017-1A Class A2, 4.46% 9/20/47 (b)		55,199	49,629
Hertz Vehicle Financing LLC 20 Series 2023-3A Class A, 5.94% 2/25/28 (b)		1,197,000	1,197,175
Hgi Cre Clo 2021-Florida3 Ltd. Series 2022-FL3 Class D, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.750% 9.0744% 4/20/37 (b)(e)(h)		320,500	313,045
Hig Rcp 2023-Florida1 LLC Series 2023-FL1 Class A, CME Term SOFR 1 Month Index + 2.270% 7.574% 9/19/38 (b)(e)(h)		1,210,000	1,204,419
Hilton Grand Vacations Trust Series 2020-AA Class C, 6.42% 2/25/39 (b)		89,870	88,183
Hilton Grand Vacations Trust 2 Series 2023-1A Class C, 6.94% 1/25/38 (b)		3,989,850	3,986,492
Home Partners of America Trust:
Series 2019-2 Class E, 3.32% 10/19/39 (b)		271,547	228,375
Series 2021-3 Class E2, 3.347% 1/17/41 (b)		396,936	324,982
Home Re, Ltd. Series 2021-2 Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.800% 8.1281% 1/25/34 (b)(e)(h)		990,000	1,001,104
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		3,078,557	2,610,592
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)		6,977,897	6,097,272
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 1A1, CME Term SOFR 1 Month Index + 0.250% 5.5974% 1/25/37 (e)(h)		2,397,704	1,794,346
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/28		1,443,000	1,451,011
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.8035% 10/22/34 (b)(e)(h)		4,148,000	4,129,044
Invesco Euro CLO I DAC Series 2021-1A Class A1R, 3 month EURIBOR EURO INTER + 0.650% 4.615% 7/15/31 (b)(e)(h)	EUR	10,000,000	10,661,585
Jamestown CLO XIV Ltd. Series 2021-14A:
Class A1AR, CME Term SOFR 3 Month Index + 1.460% 6.8774% 10/20/34 (b)(e)(h)		13,000,000	12,899,094
Class A2R, CME Term SOFR 3 Month Index + 2.010% 7.4274% 10/20/34 (b)(e)(h)		10,600,000	10,434,746
Jonah Energy Abs I LLC Series 2022-1 Class A1, 7.2% 12/10/37 (b)		479,282	477,186
JPMorgan Chase Bank NA - CACLN Series 2021-2 Class E, 2.28% 12/26/28 (b)		190,427	186,337
Kgs-Alpha Sba Coof Trust 2013- Series 2013-2 Class A, 2.363% 3/25/39 (b)(e)(n)		57,152	1,818
Kgs-Alpha Sba Coof Trust Ser 2012 Series 2012-2 Class A, 0.8079% 8/25/38 (b)(e)(n)		65,989	1,254
Kgs-Alpha Sba Coof Trust Serie Series 2012-4 Class A, 0.9315% 9/25/37 (b)(e)(n)		69,857	1,272
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.7239% 4/15/35 (b)(e)(h)		9,327,000	9,229,206
KKR Financial CLO Ltd. Series 2021-33A Class A, CME Term SOFR 3 Month Index + 1.430% 6.8474% 7/20/34 (b)(e)(h)		13,000,000	12,885,626
LCM XXIV Ltd. / LCM XXIV LLC Series 2021-24A Class AR, CME Term SOFR 3 Month Index + 1.240% 6.6574% 3/20/30 (b)(e)(h)		4,793,304	4,780,899
Lending Funding Trust 2020-2 Series 2020-2A:
Class A, 2.32% 4/21/31 (b)		3,750,000	3,385,267
Class D, 6.77% 4/21/31 (b)		3,455,000	3,051,464
Lendmark Funding Trust Series 2021-1A:
Class A, 1.9% 11/20/31 (b)		4,200,000	3,688,497
Class B, 2.47% 11/20/31 (b)		150,000	126,288
Lendmark Funding Trust 2021-2 Series 2021-2A Class D, 4.46% 4/20/32 (b)		3,000,000	2,338,098
Lendmark Funding Trust 2022-1 Series 2022-1A Class C, 6.6% 7/20/32 (b)		400,000	395,833
Lendmark Funding Trust 2023-1 Series 2023-1A Class D, 8.69% 5/20/33 (b)		1,750,000	1,792,023
Lft Cre 2021-Florida1 Ltd. / Lft Cre Series 2021-FL1:
Class D, CME Term SOFR 1 Month Index + 2.560% 7.8874% 6/15/39 (b)(e)(h)		416,500	394,702
Class E, CME Term SOFR 1 Month Index + 3.060% 8.3874% 6/15/39 (b)(e)(h)		365,500	345,741
Louisiana Local Government Environment and Community Dev. Auth. Series 2022-2022A Class A2, 4.145% 2/1/33		260,000	249,083
LP Lms 2021-1 Asset Securitiza 0% 10/15/28 (b)		131,635	130,593
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7735% 1/22/35 (b)(e)(h)		6,180,000	6,127,655
Madison Park Funding Ltd. Series 2021-37A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.7255% 7/15/33 (b)(e)(h)		1,000,000	996,155
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7755% 7/15/34 (b)(e)(h)		4,233,000	4,198,874
Madison Park Funding Xxxi Ltd. Series 2018-31A:
Class B, CME Term SOFR 3 Month Index + 1.960% 7.3735% 1/23/31 (b)(e)(h)		1,000,000	988,640
Class C, CME Term SOFR 3 Month Index + 2.410% 7.8235% 1/23/31 (b)(e)(h)		1,000,000	996,427
Madison Park Funding XXXIV, Ltd. Series 2021-34A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7598% 4/25/32 (b)(e)(h)		10,000,000	9,960,760
Madison Park Funding XXXVIII, Ltd. Series 2021-38A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7844% 7/17/34 (b)(e)(h)		12,500,000	12,365,963
Madison Pk Funding Xxx Ltd. / LLC Series 2018-30A Class A, CME Term SOFR 3 Month Index + 1.010% 6.4055% 4/15/29 (b)(e)(h)		558,191	555,366
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.2119% 4/22/36 (b)(e)(h)		3,249,000	3,256,145
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.8174% 10/20/34 (b)(e)(h)		1,417,000	1,415,366
Magnetite VII Ltd. Series 2018-7A Class A1R2, CME Term SOFR 3 Month Index + 1.060% 6.4555% 1/15/28 (b)(e)(h)		3,760,250	3,749,578
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7698% 1/25/35 (b)(e)(h)		4,904,000	4,880,431
Mariner Finance Issuance Trust:
Series 2021-AA Class E, 5.4% 3/20/36 (b)		4,500,000	3,813,434
Series 2021-BA Class E, 4.68% 11/20/36 (b)		2,000,000	1,565,551
Series 2022-AA:
Class A, 6.45% 10/20/37 (b)		954,000	953,918
Class D, 9.1% 10/20/37 (b)		337,000	339,886
Class E, 10.98% 10/20/37 (b)		2,400,000	2,400,050
Series 2023-AA:
Class A, 6.7% 10/22/35 (b)		1,364,000	1,377,958
Class B, 7.11% 10/22/35 (b)		733,000	741,252
Marlette Funding Trust 2023-2 Series 2023-2A Class C, 6.96% 6/15/33 (b)		193,000	192,308
MASTR Asset Backed Securities Trust Series 2005-WF1 Class M7, CME Term SOFR 1 Month Index + 1.830% 7.1824% 6/25/35 (e)(h)		1,816,559	1,812,250
Mastr Asset Backed South Carolina 2007-Ncw Series 2007-NCW Class A1, CME Term SOFR 1 Month Index + 0.410% 5.7574% 5/25/37 (Assured Guaranty Municipal Corp. Insured) (b)(c)(e)(h)		1,145,213	943,760
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)		5,600,000	5,619,756
Mercury Financial Credit Card Series 2023-1A Class A, 8.04% 9/20/27 (b)		4,463,000	4,494,126
Mid State Capital Corp. 05 1 Trust Series 2005-1 Class M1, 6.106% 1/15/40		26,174	25,713
Mid-State Capital Corp. 2006-1 Trust Series 2006-1:
Class A, 5.787% 10/15/40 (b)		20,607	20,032
Class M1, 6.083% 10/15/40 (b)		25,003	24,308
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.7474% 10/20/30 (b)(e)(h)		7,492,820	7,492,422
Morgan Stanley ABS Capital I Trust:
Series 2003-SD1 Class M1, CME Term SOFR 1 Month Index + 2.360% 7.7074% 3/25/33 (h)		4,009	3,831
Series 2006-HE4 Class A4, CME Term SOFR 1 Month Index + 0.590% 5.9374% 6/25/36 (h)		3,490,884	1,752,832
Series 2007-NC3 Class A2D, CME Term SOFR 1 Month Index + 0.370% 5.7174% 5/25/37 (e)(h)		1,967,364	1,388,949
Morgan Stanley Mtg Ln Trust 7-3Xs Series 2017-3XS Class 2A4S, 6.4631% 1/25/47		848,750	299,123
Mosaic Solar Loan Trust 23-4 Series 2023-4A Class A, 6.4% 5/20/53 (b)		257,770	259,039
Mvw 2019-1 LLC Series 2019-1A:
Class B, 3% 11/20/36 (b)		95,910	91,527
Class C, 3.33% 11/20/36 (b)		40,508	38,442
Mvw 2022-2 LLC Series 2022-2A Class D, 9% 10/21/41 (b)		413,741	409,270
Navient Student Loan Trst Series 2023-BA:
Class A1A, 6.48% 3/15/72 (b)		202,000	202,791
Class A1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.700% 7.0144% 3/15/72 (b)(e)(h)		281,000	281,002
Navient Student Loan Trust:
Series 2015-1 Class A2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0426% 4/25/40 (e)(h)		2,154,019	2,096,547
Series 2016-2A Class A3, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.610% 6.9426% 6/25/65 (b)(e)(h)		1,159,716	1,165,735
Series 2017-3A Class A3, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4926% 7/26/66 (b)(e)(h)		8,019,852	7,959,214
Nelnet Student Loan Trust Series 2013-1 Class A6, CME Term SOFR 3 Month Index + 0.710% 6.0896% 8/23/36 (b)(e)(h)		5,040,317	4,936,521
Neuberger Berman Loan Advisers:
Series 2019-35A Class A1, CME Term SOFR 3 Month Index + 1.600% 6.9984% 1/19/33 (b)(e)(h)		2,000,000	2,000,014
Series 2020-39A Class B, CME Term SOFR 3 Month Index + 1.860% 7.2774% 1/20/32 (b)(e)(h)		600,000	596,637
Series 2021-45A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7855% 10/14/35 (b)(e)(h)		500,000	499,243
Neuberger Berman Loan Advisers CLO, Ltd. Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.180% 6.5767% 10/18/30 (b)(e)(h)		577,120	575,498
New Century Home Equity Loan Trust Series 2003-5 Class AI6, 4.8551% 11/25/33		5,895	5,556
Newcastle Mortgage Securities Trust Series 2007-1 Class 2A3, CME Term SOFR 1 Month Index + 0.340% 5.6874% 4/25/37 (h)		2,106,106	2,030,829
Newrez LLC / Newres Gmsr Exces Series 2021-GNT1 Class A, 3.474% 11/25/26 (b)		2,152,033	1,968,167
Nissan Auto Lease Trust 2023-B Series 2023-B Class A4, 5.61% 11/15/27		270,000	270,420
Northwoods Capital XV, Ltd. Series 2021-15A Class A1R, CME Term SOFR 3 Month Index + 1.470% 6.8695% 6/20/34 (b)(e)(h)		23,750,000	23,510,363
Nrz Excess Spread-Collateraliz Series 2020-PLS1 Class A, 3.844% 12/25/25 (b)		167,196	157,564
Nrz Fht Excess LLC Series 2020-FHT1 Class A, 4.212% 11/25/25 (b)		788,648	747,810
Oak Hill Credit Partners X-R, Ltd. Series 2021-10RA, Class BR, CME Term SOFR 3 Month Index + 1.810% 7.2274% 4/20/34 (b)(e)(h)		2,000,000	1,987,590
OCP CLO Ltd. / OCP CLO LLC Series 2021-18A Class AR, CME Term SOFR 3 Month Index + 1.350% 6.7674% 7/20/32 (b)(e)(h)		18,000,000	17,901,486
Octagon Investment Partners 20-R, Ltd. Series 2021-4A Class BR, CME Term SOFR 3 Month Index + 1.960% 7.3326% 5/12/31 (b)(e)(h)		2,500,000	2,483,515
Octagon Investment Partners 31, Ltd. / Octagon Investment Partners 31 LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.310% 6.7274% 7/20/30 (b)(e)(h)		2,419,951	2,411,428
Octagon Investment Partners Xxi Ltd. Series 2021-1A Class AAR3, CME Term SOFR 3 Month Index + 1.260% 6.6393% 2/14/31 (b)(e)(h)		500,000	498,211
Octane Receivables Trust 2023 Series 2023-2A Class C, 6.24% 6/20/31 (b)		2,589,000	2,570,652
Onemain Financial Issuance Tru Series 2023-2A:
Class B, 6.17% 9/15/36 (b)		5,714,000	5,679,101
Class C, 6.74% 9/15/36 (b)		1,300,000	1,291,681
Class D, 7.52% 9/15/36 (b)		1,400,000	1,404,692
Onemain Financial Issuance Trust 2020- Series 2020-2A Class B, 2.21% 9/14/35 (b)		1,050,000	912,258
Oportun Funding Xiii LLC Series 2019-A Class B, 3.87% 8/8/25 (b)		48,034	48,032
Oportun Funding XIV, LLC Series 2021-A Class A, 1.21% 3/8/28 (b)		441,753	420,003
Oportun Issuance Trust 2021-B Series 2021-B:
Class B, 1.96% 5/8/31 (b)		184,000	168,162
Class C, 3.65% 5/8/31 (b)		247,000	227,870
Oportun Issuance Trust 2021-C Series 2021-C Class A, 2.18% 10/8/31 (b)		5,000,000	4,576,663
Oportun Issuance Trust 2022-2 Series 2022-2 Class C, 9.36% 10/9/29 (b)		235,000	234,656
Oportun Issuance Trust 2022-3 Series 2022-3 Class C, 10.147% 1/8/30 (b)		228,000	230,308
Oportun Issuance Trust 2022-A Series 2022-A:
Class A, 5.05% 6/9/31 (b)		351,000	343,159
Class C, 7.4% 6/9/31 (b)		160,000	152,919
Palmer Square Clo 2015-2 Ltd. Series 2020-2A Class CR2, CME Term SOFR 3 Month Index + 3.010% 8.4274% 7/20/30 (b)(e)(h)		700,000	692,127
Palmer Square CLO, Ltd. Series 2021-1A Class A1, CME Term SOFR 3 Month Index + 1.450% 6.8674% 4/20/34 (b)(e)(h)		3,000,000	2,998,929
Palmer Square Loan Funding, Ltd. Series 2021-2A Class B, CME Term SOFR 3 Month Index + 1.660% 7.0287% 5/20/29 (b)(e)(h)		250,000	250,044
Park Avenue Institutional Advisers CLO Ltd. / Park Avenue Institutional Advisers CLO LLC Series 2021-1A Class A1AR, CME Term SOFR 3 Month Index + 1.260% 6.6774% 10/20/31 (b)(e)(h)		12,750,000	12,714,479
Park Avenue Institutional Advisers CLO, Ltd. Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.500% 6.8793% 2/14/34 (b)(e)(h)		2,000,000	1,996,104
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.8074% 10/20/34 (b)(e)(h)		5,651,000	5,619,332
PFS Financing Corp. Series 2022-D Class B, 4.9% 8/15/27 (b)		1,047,000	1,017,823
Pikes Peak Clo 6 / Pikes Peak Series 2021-6A Class DR2, CME Term SOFR 3 Month Index + 3.360% 8.7287% 5/18/34 (b)(e)(h)		935,000	910,887
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)		5,981,938	5,068,884
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)		4,615,710	4,190,460
Class A2II, 4.008% 12/5/51 (b)		4,125,180	3,378,584
PMT Credit Risk Transfer Trust Series 2021-1R Class A, CME Term SOFR 1 Month Index + 3.010% 8.366% 2/27/24 (b)(e)(h)		3,257,887	3,251,533
Prestige Auto Receivables Trus Series 2023-2A Class C, 7.12% 8/15/29 (b)		1,620,000	1,637,839
Pret 2021-Npl6 LLC Series 2021-NPL6 Class A1, 2.4871% 7/25/51 (b)(e)		299,096	288,909
Pret 2023-Rn2 LLC Series 2023-RN2 Class A1, 8.1115% 11/25/53 (b)		306,000	305,969
Pretium Mtg Credit Partners I 2021:
Series 2021-NPL1:
Class A1, 2.2395% 9/27/60 (b)		462,094	453,583
Class A2, 4.2128% 9/27/60 (b)		453,457	397,054
Series 2021-NPL4 Class A1, 2.3633% 10/27/60 (b)(e)		240,489	228,854
Progress Residential:
Series 2020-SFR2:
Class B, 2.578% 6/17/37 (b)		353,000	333,681
Class C, 3.077% 6/17/37 (b)		266,000	252,039
Class D, 3.874% 6/17/37 (b)		282,000	269,415
Series 2021-SFR2 Class GREG, 0% 6/17/37 (b)(o)		568,000	498,438
Series 2022-SFR3:
Class D, 4.45% 4/17/39 (b)		4,705,000	4,336,902
Class E2, 5.6% 4/17/39 (b)		588,000	543,128
Class F, 6.6% 4/17/39 (b)		335,000	311,818
Series 2023-SFR1 Class E1, 6.15% 3/17/40 (b)		1,822,000	1,702,655
Progress Residential 2021-Sfr1 Series 2021-SFR1 Class F, 2.757% 4/17/38 (b)		351,000	307,403
Progress Residential 2022-Sfr1 Series 2022-SFR1 Class E1, 3.93% 2/17/41 (b)		379,000	314,595
Progress Residential 2023-Sfr2 Series 2023-SFR2:
Class D, 4.5% 10/17/28 (b)		2,550,000	2,272,009
Class E1, 4.75% 10/17/28 (b)		4,431,000	3,877,930
Progress Residential Trust:
Series 2019-SFR4 Class E, 3.435% 10/17/36 (b)		239,308	231,841
Series 2020-SFR3:
Class F, 2.796% 10/17/27 (b)		292,000	266,933
Class G, 4.105% 10/17/27 (b)		204,000	187,734
Series 2021-SFR11 Class E1, 3.378% 1/17/39 (b)		4,000,000	3,309,569
Series 2021-SFR2 Class E2, 2.647% 4/19/38 (b)		443,000	390,465
Series 2021-SFR3:
Class E2, 2.688% 5/17/26 (b)		281,728	247,069
Class F, 3.436% 5/17/26 (b)		1,500,000	1,314,400
Series 2021-SFR8:
Class E1, 2.382% 10/17/38 (b)		722,000	621,828
Class F, 3.181% 10/17/38 (b)		4,000,000	3,423,250
Series 2022-SFR2 Class E2, 4.8% 4/17/27 (b)		643,616	577,830
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)		1,600,000	1,491,443
Ready Capital Mortgage Financi Series 2023-FL11 Class A, CME Term SOFR 1 Month Index + 2.370% 7.6984% 10/25/39 (b)(e)(h)		923,853	924,716
Recette CLO, Ltd. Series 2021-1A Class ARR, CME Term SOFR 3 Month Index + 1.340% 6.7574% 4/20/34 (b)(e)(h)		4,700,000	4,653,127
Regata Xii Funding Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 10/15/32 (b)(e)(h)		1,000,000	996,843
Regatta Xx Funding Ltd. / Regatta X Series 2021-2A Class A, CME Term SOFR 3 Month Index + 1.420% 6.8155% 10/15/34 (b)(e)(h)		908,889	903,695
Regional Management Issuance T Series 2021-1:
Class B, 2.42% 3/17/31 (b)		239,000	214,631
Class D, 5.07% 3/17/31 (b)		800,000	689,619
Regional Management Issuance Trust 2022:
Series 2022-1 Class A, 3.07% 3/15/32 (b)		193,000	181,636
Series 2022-2B Class A, 7.1% 11/17/32 (b)		253,000	253,944
Renew 2017-1 Series 2017-1A:
Class A, 3.67% 9/20/52 (b)		26,862	24,104
Class B, 5.75% 9/20/52 (b)		19,194	18,270
Renew 2017-2 Series 2017-2A Class A, 3.22% 9/22/53 (b)		291,339	253,617
Renew 2023-1 Series 2023-1A Class A, 5.9% 11/20/58 (b)		3,079,171	2,916,553
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7974% 4/20/34 (b)(e)(h)		7,250,000	7,201,266
Romark CLO-IV Ltd. / Romark CLO-IV LLC Series 2021-4A Class A1, CME Term SOFR 3 Month Index + 1.430% 6.8378% 7/10/34 (b)(e)(h)		13,250,000	13,174,555
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.7339% 1/15/37 (b)(e)(h)		7,731,000	7,676,087
Rr15 Ltd. / Rr15 LLC Series 2021-15A Class A2, CME Term SOFR 3 Month Index + 1.710% 7.1055% 4/15/36 (b)(e)(h)		1,000,000	982,883
Santander Drive Auto Receivabl:
Series 2023-2 Class C, 5.47% 12/16/30		740,000	726,455
Series 2023-6 Class C, 6.4% 3/17/31		500,000	504,555
Santander Drive Auto Receivables Trust Series 2021-1 Class D, 1.13% 11/16/26		2,603,380	2,527,345
Santander Revolving Auto Loan Series 2019-A:
Class A, 2.51% 1/26/32 (b)		957,000	922,763
Class C, 3% 1/26/32 (b)		314,000	301,019
Class D, 3.45% 1/26/32 (b)		219,000	208,903
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)		5,240,778	4,467,868
Class B, 4.335% 3/15/40 (b)		603,304	431,386
Saratoga Investment Corp. CLO, Ltd. / Saratoga Investment Corp. CLO, Inc. Series 2021-1A Class AR3, CME Term SOFR 3 Month Index + 1.580% 6.9974% 4/20/33 (b)(e)(h)		12,000,000	11,990,076
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)		8,004,000	7,705,136
1.884% 7/15/50 (b)		2,753,000	2,517,866
2.328% 7/15/52 (b)		2,105,000	1,816,528
Scf Equipment Leasing 2023-1 L Series 2023-1A Class B, 6.37% 5/20/32 (b)		2,500,000	2,532,535
Securitized Asset Backed Receivables LLC Trust Series 2006-CB5 Class A3, CME Term SOFR 1 Month Index + 0.390% 5.7374% 6/25/36 (e)(h)		2,176,526	1,357,572
Sierra Timeshare 2022-1 Receiv Series 2022-1A Class D, 6% 10/20/38 (b)		229,383	217,301
Sierra Timeshare 2023-1 Receiv Series 2023-1A Class D, 9.8% 1/20/40 (b)		1,472,734	1,487,286
Sierra Timeshare 2023-2 Receiv Series 2023-2A Class D, 9.72% 4/20/40 (b)		1,016,448	1,032,794
Sierra Timeshare 2023-3 Receiv Series 2023-3A Class D, 9.44% 9/20/40 (b)		841,939	842,753
Signal Peak Clo 5 Ltd. Series 2018-5A Class B, CME Term SOFR 3 Month Index + 1.710% 7.0898% 4/25/31 (b)(e)(h)		1,000,000	991,576
Sixth Street CLO XVII, Ltd. / Sixth Street CLO XVII LLC Series 2021-17A Class A, CME Term SOFR 3 Month Index + 1.500% 6.9174% 1/20/34 (b)(e)(h)		5,000,000	4,973,185
Sixth Street Clo Xx Ltd. Series 2021-20A Class A1, CME Term SOFR 3 Month Index + 1.420% 6.8374% 10/20/34 (b)(e)(h)		1,000,000	990,959
Sound Point CLO VII-R, Ltd. Series 2021-3RA Class A1R, CME Term SOFR 3 Month Index + 1.330% 6.7435% 10/23/31 (b)(e)(h)		10,250,000	10,156,500
Soundview Home Equity Loan Trust Series 2007-OPT1 Class 2A1, CME Term SOFR 1 Month Index + 0.190% 5.5374% 6/25/37 (e)(h)		21,745	14,189
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)		1,481,875	1,246,355
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 7.1658% 7/20/30 (b)(e)(h)		972,442	972,503
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.7319% 4/23/35 (b)(e)(h)		7,640,000	7,554,325
Symphony Clo 38 Ltd. Series 2023-38A Class C1, CME Term SOFR 3 Month Index + 2.900% 8.2985% 4/24/36 (b)(e)(h)		500,000	499,298
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.6155% 4/16/31 (b)(e)(h)		2,605,202	2,590,094
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7155% 7/15/32 (b)(e)(h)		768,000	765,611
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.5855% 7/15/30 (b)(e)(h)		529,373	527,998
TCW CLO, Ltd. / TCW CLO, LLC Series 2021-1A Class A1RR, CME Term SOFR 3 Month Index + 1.420% 6.8374% 4/20/34 (b)(e)(h)		5,500,000	5,450,401
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.3174% 9/25/34 (e)(h)		3,163	3,055
Tesla Auto Lease Trust 2023-B Series 2023-B Class A4, 6.22% 3/22/27 (b)		2,888,000	2,908,770
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)		3,262,000	3,257,736
TH MSR Issuer Trust Series 2019-FT1 Class A, CME Term SOFR 1 Month Index + 2.910% 8.2573% 6/25/24 (b)(e)(h)		650,000	636,481
Theorem Funding Trust 2022-2 Series 2022-2A Class A, 6.06% 12/15/28 (b)		267,553	265,863
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(e)		7,278,274	6,259,971
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)		7,947,215	6,695,767
Towd Point Mortgage Trust Series 2019-MH1 Class A1, 3% 11/25/58 (b)		450,104	447,098
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)		3,056,758	3,048,274
Class A3, 4.93% 4/20/26 (b)		3,341,000	3,315,884
Tralee CLO VII Ltd. / Tralee CLO VII LLC Series 2021-7A Class A1, CME Term SOFR 3 Month Index + 1.580% 6.9598% 4/25/34 (b)(e)(h)		12,000,000	11,963,712
Trestles Clo V Ltd. / Trestles Series 2021-5A Class A1, CME Term SOFR 3 Month Index + 1.430% 6.8474% 10/20/34 (b)(e)(h)		3,500,000	3,480,351
Tricolor Auto Securitization T Series 2020-1A Class C, 8.25% 11/15/26 (b)		392,045	392,451
Tricon American Homes:
Series 2019-SFR1 Class F, 3.745% 3/17/38 (b)		204,000	186,930
Series 2020-SFR1 Class E, 3.544% 7/17/38 (b)		800,000	735,861
Trimaran Cavu 2019-1 Ltd. / Tri Series 2019-1A Class A1, CME Term SOFR 3 Month Index + 1.720% 7.1374% 7/20/32 (b)(e)(h)		1,000,000	997,795
Upstart Securitization Trust:
Series 2021-4 Class A, 0.84% 9/20/31 (b)		507,609	505,016
3.12% 3/20/32 (b)		1,428,819	1,408,996
Valley Stream Park Clo Ltd. Series 2023-1A Class ER, CME Term SOFR 3 Month Index + 6.850% 12.2658% 10/20/34 (b)(e)(h)		1,000,000	999,752
VCAT Asset Securitization, LLC Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(e)		95,179	88,459
Venture 43 CLO, Ltd. Series 2021-43A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8955% 4/15/34 (b)(e)(h)		15,200,000	15,097,446
Verdant Receivables 2023-1 LLC Series 2023-1A Class A2, 6.24% 1/13/31 (b)		2,657,000	2,653,090
Vericrest Opportunity Loan Transferee Series 2021-NP11 Class A1, 1.8678% 8/25/51 (b)		4,594,158	4,295,030
Verizon Master Trust Series 2023 2 Class A, 4.89% 4/13/28		2,100,000	2,081,193
Volt 2021-Npl5 Series 2021-NPL5 Class A1, 2.1157% 3/27/51 (b)		571,189	546,396
Volt C LLC Series 2021-NPL9 Class A1, 1.9918% 5/25/51 (b)		408,359	381,765
Volt Ci LLC Series 2021-NP10 Class A1, 1.9918% 5/25/51 (b)		1,423,401	1,314,789
Volt Xciii LLC Series 2021-NPL2 Class A1, 1.8925% 2/27/51 (b)		1,616,434	1,520,598
VOLT XCIV LLC Series 2021-NPL3 Class A1, 2.2395% 2/27/51 (b)		6,758,640	6,445,314
Volt Xcix LLC Series 2021-NPL8 Class A1, 2.1157% 4/25/51 (b)		292,020	274,858
Volt Xcv LLC Series 2021-NPL4 Class A1, 2.2396% 3/27/51 (b)		145,470	140,864
Volt Xcvii LLC Series 2021-NPL6 Class A1, 2.2395% 4/25/51 (b)		342,940	323,112
Voya Clo 2017-3A Ltd. Series 2021-3A Class DR, CME Term SOFR 3 Month Index + 7.210% 12.6274% 4/20/34 (b)(e)(h)		250,000	238,571
Voya Clo 2018-3 Ltd. Series 2018-3A Class A1A, CME Term SOFR 3 Month Index + 1.410% 6.8055% 10/15/31 (b)(e)(h)		500,000	499,557
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.9474% 7/20/32 (b)(e)(h)		8,868,000	8,867,574
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.8184% 7/19/34 (b)(e)(h)		15,930,000	15,828,908
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.8274% 10/20/34 (b)(e)(h)		7,430,000	7,393,712
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.8055% 7/16/34 (b)(e)(h)		3,924,000	3,907,248
WaMu Asset-Backed Certificates Series 2007-HE2 Class 2A2, CME Term SOFR 1 Month Index + 0.300% 5.6474% 4/25/37 (h)		2,450,461	848,397
Wamu Asset-Backed Ctfs 07-He1 Series 2007-HE1 Class 2A3, CME Term SOFR 1 Month Index + 0.260% 5.6074% 1/25/37 (e)(h)		1,659,840	745,370
WaMu Mortgage pass-thru certificates Series 2006-HE1 Class 2A4, CME Term SOFR 1 Month Index + 0.670% 6.0174% 4/25/36 (h)		318,191	315,897
Welk Resorts 2019-A LLC Series 2019-AA Class C, 3.34% 6/15/38 (b)		53,401	50,345
Westgate Resorts 2020-1 LLC Series 2020-1A Class C, 6.213% 3/20/34 (b)		85,572	84,754
Westlake Automobile Receivable:
Series 2023-3A:
Class C, 6.02% 9/15/28 (b)		1,900,000	1,881,924
Class D, 6.47% 3/15/29 (b)		2,169,000	2,141,498
Series 2023-4A Class D, 7.19% 7/16/29 (b)		2,100,000	2,116,379
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)		12,000,000	12,090,314
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)		1,200,000	1,193,472
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26		1,781,292	1,775,842
Class A3, 4.66% 5/15/28		3,538,000	3,490,729
Series 2023-C Class A3, 5.15% 11/15/28		1,693,000	1,689,148
TOTAL ASSET-BACKED SECURITIES (Cost $1,298,548,453)			1,275,155,748

Collateralized Mortgage Obligations - 0.8%
		Principal Amount (a)	Value ($)
Private Sponsor - 0.5%
Admt 2023-Nqm5 A1 Series 2023-NQM5 Class A1, 7.049% 11/25/68 (b)		386,263	387,684
Ajax Mortgage Loan Trust sequential payer:
Series 2021-B Class A, 2.239% 6/25/66 (b)(e)		434,248	413,280
Series 2021-E Class A1, 1.74% 12/25/60 (b)		1,510,496	1,231,567
Alternative Loan Trust floater Series 2007-OH3 Class A1B, CME Term SOFR 1 Month Index + 0.550% 5.8974% 9/25/47 (h)		1,784,331	1,566,249
Alternative Loan Trust 2007-Oa floater Series 2007-OA10 Class 2A1, CME Term SOFR 1 Month Index + 0.610% 5.9574% 9/25/47 (h)		5,249,713	819,501
American Hm Mtg Investment Trust 2007-1 floater Series 2007-1 Class GA1C, CME Term SOFR 1 Month Index + 0.300% 5.6474% 5/25/47 (h)		1,221,819	693,402
Anchor Mtg Trust 2021-Rtl1 sequential payer Series 2021-1 Class A2, 3.65% 10/25/26 (b)		376,000	365,526
Angel Oak Mortgage Trust Series 2021-6 Class A1, 1.458% 9/25/66 (b)		3,390,426	2,638,447
Banc America Funding 2007-3 Trust floater Series 2007-3 Class TA8, CME Term SOFR 1 Month Index + 0.290% 5.6374% 4/25/37 (e)(h)		1,407,974	1,125,726
Banc of America Alternative Loan Trust Series 2004-6 Class 4A1, 5% 5/25/48		278	225
Banc of America Funding Corp.:
planned amortization class Series 2005-5 Class 3A5, 5.5% 8/25/35		27,292	25,401
Series 2005-7 Class 30PO, 0% 11/25/35 (c)(o)		637	471
Banc of America Mortgage Securities, Inc. Series 2004-F Class 1A1, 5.268% 7/25/34 (e)		1,585	1,483
BCAP LLC Trust sequential payer Series 2010-RR4 Class 31A6, 5.8119% 1/26/37 (b)(e)		2,961,246	2,171,389
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-7 Class 3A, 4.9955% 10/25/33 (e)		292	283
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)		4,212,596	3,732,594
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(e)		1,185,510	1,143,070
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)		7,178,702	6,247,393
Bravo Residential Funding Trust 2023- Series 2023-NQM6 Class A2, 6.956% 9/25/63 (b)		975,064	974,841
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(e)		2,427,515	2,246,144
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)		1,533,090	1,459,217
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)		3,112,310	2,992,171
Cascade Mh Asset Trust 2022-Mh1 Series 2022-MH1 Class M, 4.25% 8/25/54 (b)		451,695	357,817
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)		3,621,794	3,489,391
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)		788,960	779,508
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)		4,804,509	4,711,696
Chase Mortgage Finance Trust Series 2007-A2 Class 2A1, 5.486% 6/25/35 (e)		8,349	7,803
Chl Mtg Pass Through Trust 2007-4 planned amortization class Series 2007-4 Class 1A47, 6% 5/25/37		748,789	324,780
Chl Mtg Pass-Through Trust 2007-3 Series 2007-3 Class A17, 6% 4/25/37		959,718	452,670
Chl Mtg Pass-Through Trust 2007-8 sequential payer Series 2007-8:
Class 1A12, 5.875% 1/25/38		846,464	390,231
Class 1A24, 6% 1/25/38		261,854	122,939
CIM Trust:
sequential payer:
Series 2021-R1 Class A2, 2.4% 8/25/56 (b)		5,073,000	4,317,546
Series 2021-R3 Class A1A, 1.951% 6/25/57 (b)		6,447,317	5,579,992
Series 2021-R4 Class A1A, 2% 5/1/61 (b)		6,796,390	5,827,911
Series 2021-R5 Class A1A, 2% 8/25/61 (b)(e)		6,316,753	5,121,240
Series 2022-NR1 Class A1, 5% 7/25/62 (b)		3,674,146	3,413,625
Citigroup Mortgage Loan Trust:
floater Series 2004-HYB4 Class AA, CME Term SOFR 1 Month Index + 0.440% 5.7874% 12/25/34 (e)(h)		547	500
Series 2004-UST1 Class A3, 6.0981% 8/25/34 (e)		811	752
Series 2005-9 Class 22A1, 6% 11/25/35		1,066,152	989,874
Connecticut Ave Securities Trust 2019-R floater Series 2019-R07 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.510% 8.8426% 10/25/39 (b)(e)(h)		3,500,000	3,560,871
Connecticut Ave Securities Trust 2023-R Series 2023-R06 Class 1M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.700% 8.0281% 7/25/43 (b)(e)(h)		2,500,000	2,533,244
Connecticut Avenue Securities floater:
Series 2022-R03 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 6.250% 11.5781% 3/25/42 (b)(e)(h)		130,000	142,315
Series 2023-R01 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.400% 7.7287% 12/25/42 (b)(e)(h)		868,671	883,313
Connecticut Avenue Securities Trust floater:
Series 2020-R01 Class 1M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.160% 7.4926% 1/25/40 (b)(e)(h)		260,640	263,568
Series 2022-R08 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.600% 10.9281% 7/25/42 (b)(e)(h)		1,500,000	1,618,611
Countrywide Home Loans, Inc. Series 2005-22 Class 2A1, 4.6397% 11/25/35 (e)		4,869	3,857
Countrywide Home Loans, Inc.:
floater:
Series 2005-R1 Class 1AF2, CME Term SOFR 1 Month Index + 0.470% 5.8174% 3/25/35 (b)(e)(h)		1,422,923	1,324,816
Series 2005-R2 Class 1AF1, CME Term SOFR 1 Month Index + 0.340% 5.7974% 6/25/35 (b)(e)(h)		54,370	50,027
sequential payer Series 2003-J3 Class 2A1, 6.25% 12/25/33		273	265
Series 2004-3 Class A25, 5.75% 4/25/34		1,902	1,767
Series 2004-5 Class 2A9, 5.25% 5/25/34		2,219	2,093
Credit Suisse First Boston Mortgage Securities Corp.:
planned amortization class Series 2005-10 Class 10A4, 6% 11/25/35		5,879	1,599
sequential payer Series 2005-10 Class 6A13, 5.5% 11/25/35		5,873	2,584
Series 2005-12 Class 2A1, 6.5% 1/25/36		2,028,314	1,188,661
Credit Suisse Mortgage Trust Series 2021-RP11 Class PT, 3.7691% 10/25/61 (b)(e)		7,793,036	5,657,427
Cross 2023-H2 Mortgage Trust Series 2023-H2 Class A1A, 7.135% 11/25/68 (b)		130,321	131,305
CSMC floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.0386% 5/27/37 (b)(e)(h)		113,254	108,610
Csmc 2021-Jr1 Trust sequential payer Series 2021-JR1 Class A1, 2.465% 9/27/66 (b)(e)		206,171	198,406
Csmc 2022-Jr1 Trust sequential payer Series 2022-JR1 Class A1, 4.267% 10/25/66 (b)(e)		510,563	498,793
Csmc 2022-Nqm3 Trust Series 2022-NQM3 Class A1B, 4.265% 3/25/67 (b)		146,000	131,749
Csmc Mtg Backed Trust 2006-6 sequential payer Series 2006-6 Class 1A8, 6% 7/25/36		1,963,228	923,298
CSMC Trust:
sequential payer:
Series 2020-RPL2 Class A12, 3.5248% 2/25/60 (b)(e)		437,056	455,256
Series 2020-RPL3 Class A1, 4.0706% 3/25/60 (b)(e)		1,166,224	1,147,468
Series 2022-RPL1 Class A1, 4.15% 4/25/61 (b)(e)		7,086,598	6,166,786
Series 2022-RPL3 Class A1, 3.7379% 3/25/61 (b)(e)		11,008,742	10,754,083
Series 2021-RP11 Class CERT, 3.7778% 10/27/61 (b)		329,640	241,670
Series 2022-RPL1 Class PT, 4.6118% 4/25/61 (b)(e)		8,741,940	6,917,499
Csmcm 2022-Rpl1 Trust Series 2022-RPL1 Class CERT, 4.231% 4/25/61 (b)		367,452	286,983
Cwalt Altrntv Ln Trust Sr 06 Oa17 floater Series 2006-OA17 Class 1A1D, CME Term SOFR 1 Month Index + 0.400% 5.7356% 12/20/46 (h)		991,548	845,088
CWALT, Inc.:
floater:
Series 2005-31 Class 1A1, CME Term SOFR 1 Month Index + 0.670% 5.7374% 8/25/35 (h)		1,272,600	1,116,912
Series 2005-42CB:
Class A1, CME Term SOFR 1 Month Index + 0.790% 5.5% 10/25/35 (e)(h)		1,207,733	698,931
Class A2, CME Term SOFR 1 Month Index + 0.760% 5.5% 10/25/35 (e)(h)		914,487	527,895
planned amortization class:
Series 2005-54CB Class 1A11, 5.5% 11/25/35		15,240	11,534
Series 2005-86CB Class A11, 5.5% 2/25/36		8,798	5,293
sequential payer:
Series 2004-22CB Class 1A1, 6% 10/25/34		7,146	7,013
Series 2005-23CB Class A2, 5.5% 7/25/35		4,019	3,333
Series 2005-13CB Class A8, 5.5% 5/25/35		1,766,370	1,470,184
Cwhl Trust 2007-11 sequential payer Series 2007-11 Class A1, 6% 8/25/37		1,462,606	637,723
Eagle Re Ltd. floater Series 2021-1 Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.700% 8.0281% 10/25/33 (b)(e)(h)		1,041,955	1,044,848
Fannie Mae:
planned amortization class Series 2011-126 Class KB, 4% 12/25/41		234,508	226,566
Series 2003-64 Class SX, 13.460% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.1639% 7/25/33 (e)(h)(p)		349	303
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(e)		4,304,681	4,070,693
First Horizon Mortgage pass-thru Trust:
Series 2004-AA3 Class A1, 3.5338% 9/25/34 (e)		1,238	1,207
Series 2004-AR6 Class 2A1, 4.7408% 12/25/34 (e)		1,302	1,222
Freddie Mac Series 262 Class 35, 3.5% 7/15/42		49,920	46,464
Ginnie Mae guaranteed REMIC pass-thru certificates:
Series 2007-9 Class CI, 6.080% - CME Term SOFR 1 Month Index 0.7545% 3/20/37 (e)(n)(p)		8,677	719
Series 2008-40 Class SA, 6.280% - CME Term SOFR 1 Month Index 0.956% 5/16/38 (e)(n)(p)		9,969	576
GMAC Mortgage Loan Trust:
sequential payer Series 2003-J10 Class A1, 4.75% 1/25/19 (c)		319	319
Series 2005-AR6 Class 2A1, 3.6479% 11/19/35 (e)		1,670,153	1,309,907
Government National Mtg Association Gtd R Series 2021-140 Class JI, 3% 8/20/51 (n)		57,326	9,013
Gs Mortgage-Backed Securities Series 2022-NQM1 Class A4, 4% 5/25/62 (b)(e)		78,678	68,362
GSAMP Trust Series 2004-6F:
Class 2A4, 5.5% 5/25/34		1,205	1,122
Class 3A4, 6.5% 5/25/34		1,547	1,484
GSR Mortgage Loan Trust:
floater:
Series 2005-5F:
Class 8A1, CME Term SOFR 1 Month Index + 0.610% 5.5% 6/25/35 (e)(h)		277	260
Class 8A3, CME Term SOFR 1 Month Index + 0.610% 5.5% 6/25/35 (e)(h)		161	151
Series 2006-OA1 Class 1A1, CME Term SOFR 1 Month Index + 0.550% 5.8974% 8/25/46 (e)(h)		18,144,712	4,054,022
planned amortization class Series 2004-8F Class 2A3, 6% 9/25/34		697	661
Series 2005-RP3 Class 2A1, 3.9097% 9/25/35 (b)(e)		450,307	380,852
Series 2006-2F Class 3A6, 6% 2/25/36		1,570,841	688,780
Headlands Residential 2021-Rpl Series 2021-RPL1 Class NOTE, 2.487% 9/25/26 (b)		429,778	398,406
Impac CMB Trust floater Series 2004-10:
Class 3A1, CME Term SOFR 1 Month Index + 0.810% 6.1574% 3/25/35 (e)(h)		3,820	3,612
Class 3A2, CME Term SOFR 1 Month Index + 0.910% 6.2574% 3/25/35 (h)		2,496	2,366
J.P. Morgan Mortgage Trust Series 2021-13 Class A3, 2.5% 4/25/52 (b)		12,115,924	9,426,757
JPMorgan Mortgage Trust:
sequential payer Series 2004-S2:
Class 4A5, 6% 11/25/34		6,487	5,685
Class 5A1, 5.5% 12/25/19		609	538
Series 2004-S1 Class 3A1, 5.5% 9/25/34 (c)		523	497
Series 2006-A2:
Class 4A1, 5.5925% 8/25/34 (e)		2,023	1,996
Class 5A3, 6.129% 11/25/33 (e)		894	852
Legacy Mortgage Asset Trust sequential payer Series 2021-SL1 Class A, 1.991% 9/25/60 (b)		423,735	419,594
Lhome Mortgage Trust 2023-Rtl2 Series 2023-RTL2 Class A1, 8% 6/25/28 (b)		3,000,000	2,994,035
Lhome Mtg Trust 2023-Rtl1 Series 2023-RTL1 Class A1, 7.869% 1/25/28 (b)(e)		3,059,000	3,048,339
MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 2A1, 5.8742% 4/21/34 (e)		483	459
MASTR Alternative Loan Trust Series 2004-6:
Class 6A1, 6.5% 7/25/34		7,131	6,793
Class 7A1, 6% 7/25/34		5,356	4,922
Mastr Resecuritization Trust Series 2005-PO Class 3PO, 0% 5/28/35 (b)(o)		272	203
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2004-C Class A2, 6 month U.S. LIBOR + 0.600% 6.2826% 7/25/29 (e)(h)		984	935
Series 2006-A2 Class 1A, CME Term SOFR 1 Month Index + 0.470% 5.8174% 2/25/36 (h)		5,784,833	3,324,261
Series 2004-D Class A3, 7.2821% 9/25/29 (e)		1,254	1,167
Mill City Securities 2021-Rs1 Series 2021-RS1 Class A2, 3.9512% 4/28/66 (b)		351,063	301,187
Morgan Stanley Capital I Trust Series 2004-3 Class 4A, 5.6425% 4/25/34 (e)		3,269	3,066
Morgan Stanley Mortgage Loan Trust Series 2004-7AR Class 2A6, 5.5913% 9/25/34 (e)		1,089	1,038
Morgan Stanley Resecuritizatio floater Series 2015-R2 Class 1B, 12 Month Treasury Average + 0.710% 4.3085% 12/27/46 (b)(e)(h)		1,020,047	849,699
Morgan Stanley Residential Mtg Series 2014-1A Class B3, 6.8935% 6/25/44 (b)(e)		585,474	587,415
Naac Reperforming Ln Remic Trust sequential payer Series 2004-R2 Class A1, 6.5% 10/25/34 (b)(e)		2,094	1,796
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)		1,761,789	1,582,344
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)		4,015,880	3,683,136
NMLT Trust Series 2021-INV3 2.2769% 11/25/56 (b)		5,573,737	4,923,134
Nomura Ast Corp. Alt Mptc 06Af1 Series 2006-AF1 Class 1A3, 6.408% 5/25/36		2,841,132	528,570
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)		3,755,382	3,338,618
Obx 2023-Nqm8 Trust Series 2023-NQM8 Class A2, 7.248% 9/25/63 (b)		982,863	988,520
OBX Trust sequential payer Series 2021-NQM3 Class A1, 1.054% 7/25/61 (b)		12,923,326	9,534,914
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)		934,553	886,035
Onslow Bay Mortgage Loan Trust sequential payer Series 2021-NQM4 Class A2, 2.162% 10/25/61 (b)(e)		7,983,068	6,286,736
Phh Mortgage Trust Series 2008 Series 2008-CIM2 Class 5A1, 6% 7/25/38		1,140	1,032
Pmc Pls Esr Issuer LLC Series 2022-PLS1 Class A, 5.114% 2/25/27 (b)(e)		315,703	303,531
Pmt Credit Risk Transfer Trust Series 2019-2R Class A, CME Term SOFR 1 Month Index + 3.860% 9.216% 5/30/25 (b)(e)(h)		3,519,775	3,513,815
Preston Ridge Partners Mortgage Trust:
Series 2021-2 Class A1, 2.115% 3/25/26 (b)		8,759,602	8,424,323
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)		1,643,990	1,442,080
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(e)		2,194,390	1,930,054
PRET LLC sequential payer Series 2022-RN2 Class A1, 5% 6/25/52 (b)		8,671,920	8,281,587
Prime Mtg Trust sequential payer Series 2004-CL1 Class 1A1, 6% 2/25/34		1,185	1,121
Prkcm 2023-Afc3 Trust Series 2023-AFC3 Class A2, 6.987% 9/25/58 (b)		975,884	976,257
Prpm 2021-10 LLC Series 2021-10 Class A1, 2.487% 10/25/26 (b)		2,061,193	1,935,275
Prpm 2022-Investment1 Trust Series 2022-INV1 Class A2, 4.4441% 4/25/67 (b)(e)		746,551	686,948
Radnor Re 2022-1 Ltd. floater Series 2022-1 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 6.750% 12.0781% 9/25/32 (b)(e)(h)		368,616	393,006
RALI Trust:
Series 2006-QS4 Class A4, 6% 4/25/36		1,394,650	1,059,661
Series 2007-QS3 Class A5, 6.25% 2/25/37		2,163,972	1,649,918
Series 2007-QS8 Class A5, 6% 6/25/37		834,118	637,124
Rco Vi Mortgage LLC 2022-1 Series 2022-1 Class A1, 3% 1/25/27 (b)		401,457	387,774
Residential Accredit Loans, Inc. sequential payer Series 2005-QS5 Class A4, 5.75% 4/25/35		22,332	18,677
Residential Asset Securitizati:
floater Series 2007-A9 Class A1, CME Term SOFR 1 Month Index + 0.660% 6.0074% 9/25/37 (e)(h)		2,944,077	810,757
Series 2007-A9 Class A2, 6.330% - CME Term SOFR 1 Month Index 0.9926% 9/25/37 (e)(n)(p)		2,944,077	323,888
Residential Asset Securitization Trust sequential payer Series 2003-A8 Class A1, 3.75% 10/25/18 (c)		232	220
Residential Ast Trust 2006-A14Cb sequential payer Series 2006-A14C Class 1A2, 6.25% 12/25/36		938,579	630,661
Retiro Mortgage Securities floater Series 2021-1A Class A1, 2.000% x 3 month EURIBOR EURO INTER 5% 7/30/75 (b)(e)(h)	EUR	164,753	177,560
RMF Buyout Issuance Trust:
sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)		1,477,851	1,423,834
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)		800,599	752,584
Saco I, Inc. sequential payer Series 1997-2 Class 1A5, 7% 8/25/36 (b)(c)		254	251
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.546% 7/20/34 (e)(h)		631	558
Series 2004-8 Class A2, CME TERM SOFR 6 MONTH INDEX + 1.160% 6.6094% 9/20/34 (e)(h)		5,173	4,635
Sequoia Mtg Trust 2007-3 Series 2007-3 Class 2AA1, 3.9179% 7/20/37 (e)		421,732	330,261
Structured Adjustable Rate Mor Series 2007-6 Class 3A1, 4.5108% 7/25/37 (e)		1,395,431	909,938
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14 Class 1A, 6.0403% 10/25/34 (e)		764	735
Structured Asset Securities Corp.:
sequential payer:
Series 2003-26A Class 3A5, 6.452% 9/25/33 (e)		8,790	8,283
Series 2003-37A Class 1A, 5.0779% 12/25/33 (e)		12,902	11,937
Series 2003-37A Class 2A, 5.7693% 12/25/33 (e)		1,449	1,365
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0974% 9/25/43 (e)(h)		1,104,388	1,032,494
Towd PT Mtg Trust 2017-Fre2 Series 2017-FRE2 Class M6, 4% 11/25/47 (b)		113,707	108,485
Towd PT Mtg Trust 2021-R1 Series 2021-R1:
Class A1, 2.9181% 11/30/60 (b)(e)		1,086,253	881,987
Class A2C, 3.3072% 11/30/60 (b)(c)(e)		877,659	654,534
Tvc Mortgage Trust 2023-Rtl1 sequential payer Series 2023-RTL1 Class A1, 8.25% 11/25/27 (b)		1,205,000	1,206,601
Vm Master Issuer LLC Series 2022-1 Class B, 6.877% 5/24/25 (b)		706,000	636,549
Wachovia Mortgage Loan Trust S floater Series 2023-AMN1 Class A2, CME Term SOFR 1 Month Index + 0.410% 1.6074% 8/25/36 (h)		2,843,655	970,574
WaMu Mortgage pass-thru certificates:
floater:
Series 2005-AR1 Class A1A, 5.9774% 12/25/35 (e)		486,764	406,364
Series 2005-AR2:
Class 2A1B, CME Term SOFR 1 Month Index + 0.850% 6.1974% 1/25/45 (h)		1,044,589	1,000,226
Class 2A21, CME Term SOFR 1 Month Index + 0.770% 6.1174% 1/25/45 (e)(h)		496	474
sequential payer Series 2004-RA1 Class 2A, 7% 3/25/34		2,537	2,405
Series 2003-AR8 Class A, 5.5952% 8/25/33 (e)		1,702	1,585
Series 2003-AR9 Class 1A6, 5.6678% 9/25/33 (e)		1,286	1,190
Series 2004-AR11 Class A, 5.9672% 10/25/34 (e)		3,792	3,536
Series 2004-AR3:
Class A1, 4.4995% 6/25/34 (e)		488	448
Class A2, 4.4995% 6/25/34 (e)		4,509	4,059
Series 2004-S2 Class 2A4, 5.5% 6/25/34 (c)		3,782	3,426
Series 2005-4 Class CB7, 5.5% 6/25/35		7,581	6,478
Series 2006-2 Class 3CB, 6% 3/25/36		1,148,493	812,884
Washington Mut Mtg Pass Through C:
floater Series 2006-7 Class A1B, CME Term SOFR 1 Month Index + 0.270% 3.9225% 9/25/36 (h)		2,024,464	590,780
Series 2006-7 Class A1A, 4.0532% 9/25/36		653,087	184,971
Washington Mut Mtg Pass-Throug:
Series 2006-4 Class 3A1, 7% 5/25/36		174,135	142,360
Series 2006-8 Class A4, 4.1587% 10/25/36		250,594	86,120
Washington Mutual Mortgage Pas floater Series 2007-OA2 Class 2A, 12 Month Treasury Average + 0.700% 5.5% 1/25/47 (e)(h)		569,550	443,895
Wells Fargo Mortgage Backed Securities Trust Series 2004-K Class 1A2, 5.615% 7/25/34 (e)		1,119	1,090
Wells Fargo Mtg Bank Sec 04 U Trust Series 2021-U Class A1, 5.4854% 10/25/34 (e)		2,258	2,116
TOTAL PRIVATE SPONSOR			227,905,606
U.S. Government Agency - 0.3%
Fannie Mae:
floater:
Series 2004-72 Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.610% 5.9426% 9/25/34 (e)(h)		1,139	1,134
Series 2022-R04 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.250% 10.5781% 3/25/42 (b)(e)(h)		240,000	255,739
planned amortization class:
Series 1994-29 Class Z, 6.5% 2/25/24		35	35
Series 2002-56 Class PE, 6% 9/25/32		9,377	9,571
Series 2002-86 Class PG, 6% 12/25/32		6,024	6,120
Series 2003-25 Class KP, 5% 4/25/33		18,687	18,406
Series 2003-47 Class PE, 5.75% 6/25/33		6,175	6,266
Series 2005-19 Class PB, 5.5% 3/25/35		36,056	36,268
Series 2005-84 Class XM, 5.75% 10/25/35		1,212	1,230
Series 2006-77 Class PC, 6.5% 8/25/36		2,388	2,459
Series 2010-10 Class NT, 5% 2/25/40		14,774	14,629
Series 2012-149:
Class DA, 1.75% 1/25/43		504,910	456,064
Class GA, 1.75% 6/25/42		568,477	508,735
Series 2016-33 Class JA, 3% 7/25/45		239,052	218,013
Series 2016-38 Class 0, 3% 1/25/46		184,376	165,287
Series 2021-45 Class DA, 3% 7/25/51		395,284	339,576
sequential payer:
Series 1997-11 Class E, 7% 3/18/27		119	121
Series 1997-20 Class D, 7% 3/17/27		433	437
Series 1997-63 Class ZA, 6.5% 9/18/27 (n)		308	309
Series 1999-47 Class JZ, 8% 9/18/29		2,172	2,243
Series 2000-8 Class Z, 7.5% 2/20/30		1,282	1,316
Series 2001-14 Class Z, 6% 5/25/31		868	880
Series 2001-16 Class Z, 6% 5/25/31		1,150	1,158
Series 2001-81 Class HE, 6.5% 1/25/32		7,272	7,484
Series 2003-22 Class Z, 6% 4/25/33		4,736	4,819
Series 2003-W3 Class 2A5, 5.356% 6/25/42		197	194
Series 2003-W4 Class 2A, 5.1646% 10/25/42 (e)		1,593	1,617
Series 2003-W6 Class 1A41, 5.398% 10/25/42		2,362	2,317
Series 2004-W9 Class 1A3, 6.05% 2/25/44		5,290	5,361
Series 2006-9 Class KZ, 6% 3/25/36		3,754	3,845
Series 2007-71 Class GZ, 6% 7/25/47		2,678	2,769
Series 2020-101 Class BA, 1.5% 9/25/45		1,761,543	1,471,959
Series 2020-43 Class MA, 2% 1/25/45		1,573,998	1,381,198
Series 2020-49 Class JA, 2% 8/25/44		187,217	165,489
Series 2020-80 Class BA, 1.5% 3/25/45		2,372,377	1,994,881
Series 2021-68 Class A, 2% 7/25/49		380,062	292,254
Series 2021-85 Class L, 2.5% 8/25/48		207,471	177,513
Series 2021-95:
Class 0, 2.5% 9/25/48		2,281,137	1,945,315
Class BA, 2.5% 6/25/49		3,473,612	2,961,774
Series 2021-96 Class HA, 2.5% 2/25/50		336,486	283,083
Series 2021-W3 Class A, 4.8717% 9/25/41 (e)		3,134	3,027
Series 2022-1 Class KA, 3% 5/25/48		1,161,167	1,027,047
Series 2022-11 Class B, 3% 6/25/49		946,304	848,573
Series 2022-13 Class HA, 3% 8/25/46		773,970	706,847
Series 2022-3:
Class D, 2% 2/25/48		3,395,073	2,908,694
Class N, 2% 10/25/47		9,408,791	7,841,952
Series 2022-30 Class E, 4.5% 7/25/48		3,368,759	3,212,494
Series 2022-4 Class B, 2.5% 5/25/49		247,001	211,124
Series 2022-42 Class BA, 4% 6/25/50		1,155,143	1,062,743
Series 2022-49 Class TC, 4% 12/25/48		1,080,977	1,027,629
Series 2022-5:
Class 0, 2.5% 6/25/48		797,539	685,595
Class DA, 2.25% 11/25/47		3,416,344	2,926,198
Series 2022-7:
Class A, 3% 5/25/48		1,655,711	1,464,600
Class E, 2.5% 11/25/47		3,424,370	2,989,730
Series 2022-9 Class BA, 3% 5/25/48		593,725	527,849
Series 20XX-10 Class Z, 6% 2/25/37		518	539
Series 1997-42 Class EG, 8% 7/18/27		641	655
Series 2001-36 Class ST, 8.380% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.0574% 11/25/30 (e)(n)(p)		1,650	163
Series 2001-72 Class SB, 7.380% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.0574% 12/25/31 (e)(n)(p)		4,052	364
Series 2001-T12 Class IO, 0.4877% 8/25/41 (e)(n)		202,994	1,925
Series 2002-19 Class SC, 13.970% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 4.6564% 3/17/32 (e)(h)		313	312
Series 2002-T16 Class A2, 7% 7/25/42		9,365	9,596
Series 2002-T19 Class A1, 6.5% 7/25/42		8,051	8,167
Series 2002-T4:
Class A2, 7% 12/25/41		5,590	5,750
Class A4, 9.5% 12/25/41		9,733	10,858
Class IO, 0.4005% 12/25/41 (e)(n)		480,501	4,070
Series 2002-W10 Class IO, 0.8958% 8/25/42 (e)(n)		41,627	593
Series 2002-W7 Class IO1, 0.8752% 6/25/29 (e)(n)		74,921	1,372
Series 2003-130 Class HZ, 6% 1/25/34		160,014	163,016
Series 2004-T1 Class 1A1, 6% 1/25/44		3,856	3,863
Series 2004-T2:
Class 1A3, 7% 11/25/43		2,998	3,045
Class 1A4, 7.5% 11/25/43		3,169	3,221
Series 2004-T3 Class 1IO4, 0.6059% 2/25/44 (e)(n)		72,624	683
Series 2004-W11 Class 1IO1, 0.3481% 5/25/44 (e)(n)		223,596	1,540
Series 2004-W2:
Class 1A, 6% 2/25/44		2,709	2,708
Class 2A2, 7% 2/25/44		716	732
Series 2004-W8 Class 3A, 7.5% 6/25/44		1,620	1,662
Series 2005-51 Class MO, 0% 6/25/35 (o)		469	306
Series 2005-53 Class CS, 6.580% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2574% 6/25/35 (e)(n)(p)		5,351	371
Series 2005-72 Class WS, 6.630% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.3074% 8/25/35 (e)(n)(p)		2,159	123
Series 2005-79 Class ZC, 5.9% 9/25/35		157,925	157,949
Series 2005-W4 Class 1A1, 6% 8/25/45		3,010	2,994
Series 2006-20 Class IB, 6.470% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1474% 4/25/36 (e)(n)(p)		3,523	284
Series 2007-109 Class YI, 6.330% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0074% 12/25/37 (e)(n)(p)		31,742	3,145
Series 2007-54 Class IB, 6.290% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9674% 6/25/37 (e)(n)(p)		61,529	4,955
Series 2008-62 Class SM, 6.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.7574% 7/25/38 (e)(n)(p)		11,174	919
Series 2008-91 Class SI, 5.880% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.5574% 3/25/38 (e)(n)(p)		6,755	221
Series 2009-112:
Class ST, 6.130% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.8074% 1/25/40 (e)(n)(p)		6,256	482
Class SW, 6.130% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.8074% 1/25/40 (e)(n)(p)		4,113	353
Series 2009-52 Class PI, 5% 7/25/39 (n)		3,794	584
Series 2009-89 Class A1, 5.41% 5/25/35		802	797
Series 2010-129 Class PZ, 4.5% 11/25/40		33,569	30,943
Series 2010-135 Class ZA, 4.5% 12/25/40		352,106	342,476
Series 2010-150 Class ZC, 4.75% 1/25/41		540,562	524,576
Series 2010-35 Class SB, 6.300% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9774% 4/25/40 (e)(n)(p)		6,548	490
Series 2010-70 Class SA, 91.220% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6% 4/25/38 (e)(h)(n)		12,416	2,264
Series 2010-95 Class ZC, 5% 9/25/40		1,158,119	1,141,406
Series 2011-19 Class ZY, 6.5% 7/25/36		3,470	3,618
Series 2011-4 Class PZ, 5% 2/25/41		184,681	174,130
Series 2012-100 Class WI, 3% 9/25/27 (n)		171,015	6,218
Series 2012-148 Class IE, 3% 1/25/33 (n)		71,055	5,775
Series 2012-46 Class KI, 3.5% 5/25/27 (n)		12,533	481
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1074% 6/25/41 (e)(n)(p)		16,603	120
Series 2013-13 Class IK, 2.5% 3/25/28 (n)		57,046	1,849
Series 2013-133 Class IB, 3% 4/25/32 (n)		53,208	1,114
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6074% 1/25/44 (e)(n)(p)		75,388	6,979
Series 2013-44 Class DJ, 1.85% 5/25/33		5,100,767	4,563,730
Series 2013-51 Class GI, 3% 10/25/32 (n)		334,651	18,078
Series 2015-42 Class IL, 6% 6/25/45 (n)		469,169	78,539
Series 2015-70 Class JC, 3% 10/25/45		386,217	361,784
Series 2017-30 Class AI, 5.5% 5/25/47 (n)		279,783	47,458
Series 2019-20 Class H, 3.5% 5/25/49		188,608	169,619
Series 2020-45 Class JL, 3% 7/25/40		64,483	57,343
Series 2021-59 Class H, 2% 6/25/48		214,678	169,574
Series 2021-66:
Class DA, 2% 1/25/48		231,066	183,703
Class DM, 2% 1/25/48		245,557	195,224
Series 2023-39 Class IO, 3% 10/25/52 (n)		683,989	113,626
target amortization class Series 2006-27 Class OB, 0% 4/25/36 (o)		15,788	12,325
Fannie Mae Stripped Mortgage-Backed Securities:
Series 2001-313 Class 1, 0% 6/25/31 (o)		7,280	6,177
Series 2007-380 Class S36, 7.780% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.4574% 7/25/37 (e)(n)(p)		2,131	303
Series 2007-383:
Class 68, 6.5% 9/25/37 (n)		1,296	292
Class 69, 6.5% 10/25/37 (e)(n)		1,833	412
Series 2023-437 Class C11, 3% 7/25/52 (n)		881,162	152,011
Freddie Mac:
floater Series 2005-2995 Class FT, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6885% 5/15/29 (e)(h)		1,142	1,129
planned amortization class:
Series 1998-2022 Class PE, 6.5% 1/15/28		126	128
Series 1998-2091 Class PG, 6% 11/15/28		2,822	2,847
Series 2001-2325 Class JO, 0% 6/15/31 (o)		789	660
Series 2001-2330 Class PE, 6.5% 6/15/31		1,840	1,883
Series 2002-2410 Class QB, 6.25% 2/15/32		4,689	4,726
Series 2002-2427 Class GE, 6% 3/15/32		9,012	9,176
Series 2002-2430 Class WF, 6.5% 3/15/32		5,980	6,157
Series 2002-2466 Class DH, 6.5% 6/15/32		633	660
Series 2002-2543 Class YX, 6% 12/15/32		3,832	3,909
Series 2003-2699 Class W, 5.5% 11/15/33		3,221	3,247
Series 2004-2733 Class SB, 7.900% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.1153% 10/15/33 (e)(p)		4,252	4,074
Series 2004-2845 Class QH, 5% 8/15/34		2,434	2,426
Series 2005-2912 Class EH, 5.5% 1/15/35		13,014	13,185
Series 2006-3202 Class HI, 6.530% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2115% 8/15/36 (e)(n)(p)		11,857	1,040
Series 2009-3605 Class NC, 5.5% 6/15/37		8,794	8,928
Series 2009-3610 Class CA, 4.5% 12/15/39		3,261	3,188
Series 2010-3653 Class HJ, 5% 4/15/40		1,654	1,639
Series 2010-3677 Class PB, 4.5% 5/15/40		21,584	21,294
Series 2010-3737 Class DG, 5% 10/15/30		920	914
Series 2020-4960 Class PB, 1.5% 10/25/49		2,053,393	1,625,251
Series 4135 Class AB, 1.75% 6/15/42		430,465	386,477
sequential payer:
Series 1999-2116 Class ZA, 6% 1/15/29		674	681
Series 1999-2148 Class ZA, 6% 4/15/29		201	202
Series 1999-2201 Class C, 8% 11/15/29		460	475
Series 2001-2293 Class ZA, 6% 3/15/31		980	988
Series 2001-2310 Class Z, 6% 4/15/31		145	147
Series 2003-2643 Class SA, 44.750% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 10.1496% 3/15/32 (e)(h)		161	208
Series 2004-2756 Class 0, 5% 2/15/24		25	25
Series 2005-2989 Class TG, 5% 6/15/25		466	463
Series 2005-3005 Class ED, 5% 7/15/25		878	872
Series 2006-3187 Class Z, 5% 7/15/36		15,803	15,815
Series 2006-3201 Class IN, 6.130% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.8115% 8/15/36 (e)(n)(p)		2,823	162
Series 2007-3274 Class B, 6% 2/15/37		1,560	1,641
Series 2008-3409 Class DB, 6% 1/15/38		8,462	8,588
Series 2009-3592 Class BZ, 5% 10/15/39		37,794	37,782
Series 2010-3648 Class CY, 4.5% 3/15/30		5,513	5,397
Series 2012-4060 Class TB, 2.5% 6/15/27		117,021	111,762
Series 2018-4796 Class CZ, 4% 5/15/48		350,611	323,169
Series 2018-4830 Class WZ, 4% 9/15/48		342,149	315,140
Series 2020-4993 Class LA, 2% 8/25/44		1,504,308	1,333,138
Series 2020-5018:
Class LC, 3% 10/25/40		433,350	384,017
Class LY, 3% 10/25/40		328,865	291,512
Series 2021-5169 Class TP, 2.5% 6/25/49		862,361	728,216
Series 2021-5175 Class CB, 2.5% 4/25/50		1,200,198	1,010,251
Series 2021-5180 Class KA, 2.5% 10/25/47		243,757	212,484
Series 2022-5189:
Class DA, 2.5% 5/25/49		868,095	739,093
Class TP, 2.5% 5/25/49		754,953	642,677
Series 2022-5190:
Class BA, 2.5% 11/25/47		851,210	732,543
Class CA, 2.5% 5/25/49		632,261	537,875
Series 2022-5191 Class CA, 2.5% 4/25/50		287,692	242,454
Series 2022-5197:
Class A, 2.5% 6/25/49		632,262	538,143
Class DA, 2.5% 11/25/47		646,414	556,535
Series 2022-5198 Class BA, 2.5% 11/25/47		3,220,920	2,803,265
Series 2022-5202:
Class AG, 3% 1/25/49		444,934	394,710
Class LB, 2.5% 10/25/47		690,211	592,904
Series 3871 Class KB, 5.5% 6/15/41		350,260	358,080
Series 1997-186 Class PO, 0% 8/1/27 (o)		1,284	1,169
Series 2002-2530 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6615% 6/15/29 (e)(n)(p)		3,420	267
Series 2002-2534 Class SI, 20.760% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9198% 2/15/32 (e)(h)		526	567
Series 2003-2586 Class IO, 6.5% 3/15/33 (n)		3,871	739
Series 2003-2594 Class IV, 7% 3/15/32 (n)		1,036	193
Series 2003-2610 Class UI, 6.5% 5/15/33 (n)		3,105	605
Series 2003-2656 Class AC, 6% 8/15/33		1,286	1,293
Series 2004-2764 Class S, 13.460% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.1537% 7/15/33 (e)(h)		441	386
Series 2005-2980 Class QB, 6.5% 5/15/35		452	467
Series 2006-3184 Class YO, 0% 3/15/36 (o)		7,191	5,667
Series 2007-3305 Class IW, 6.330% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0115% 4/15/37 (e)(n)(p)		4,413	384
Series 2007-76 Class 2A, 2.3313% 10/25/37 (e)		5,647	4,776
Series 2009-3546 Class A, 5.0972% 2/15/39 (e)		1,103	1,175
Series 2009-3609 Class SA, 6.220% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9015% 12/15/39 (e)(n)(p)		7,575	403
Series 2011-3855 Class AM, 6.5% 11/15/36		2,298	2,332
Series 2012-279 Class 35, 3.5% 9/15/42		12,720	11,499
Series 2012-4030 Class IL, 3.5% 4/15/27 (n)		6,011	168
Series 2012-4146 Class KI, 3% 12/15/32 (n)		70,316	6,383
Series 2014-323 Class 300, 3% 1/15/44		47,890	42,144
Series 2014-334 Class 300, 3% 8/15/44		47,010	41,420
Series 2017-4683 Class LM, 3% 5/15/47		571,182	535,920
Series 2020-5041 Class LB, 3% 11/25/40		737,817	653,582
Series 2021-5083 Class VA, 1% 8/15/38		3,952,946	3,656,556
Series 2021-5176 Class AG, 2% 1/25/47		906,270	753,789
Series 2021-5182 Class A, 2.5% 10/25/48		1,580,033	1,343,014
Series 2933 Class ZM, 5.75% 2/15/35		326,557	331,777
Series 2996 Class ZD, 5.5% 6/15/35		212,764	214,356
Series 3237 Class C, 5.5% 11/15/36		267,689	268,266
Series 3980 Class EP, 5% 1/15/42		1,500,598	1,485,222
Series 4055 Class BI, 3.5% 5/15/31 (n)		40,092	585
Series 4149 Class IO, 3% 1/15/33 (n)		180,859	13,656
Series 4314 Class AI, 5% 3/15/34 (n)		11,043	240
Series 4427 Class LI, 3.5% 2/15/34 (n)		197,405	10,539
Series 4471 Class PA 4% 12/15/40		160,301	155,572
target amortization class Series 2003-2557 Class HL, 5.3% 1/15/33		2,151	2,150
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 1998-2036 Class PG, 6.5% 1/15/28		1,020	1,029
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48		847,779	716,897
Class GC, 2% 11/25/47		195,318	165,941
Series 2021-5164 Class M, 2.5% 7/25/48		865,500	732,128
Series 4386 Class AZ, 4.5% 11/15/40		446,374	426,855
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2017-4 Class MT, 3.5% 6/25/57		263,278	229,834
Series 2019-4 Class MB, 3% 2/25/59		1,256,223	901,824
Series 2018-4 Class HT, 3% 3/25/58		2,136,837	1,784,259
Series 2019-3 Class M55D, 4% 10/25/58		337,897	301,669
Series 2021-1 Class BXS, 14.1061% 9/25/60 (b)(e)		306,206	207,181
Series 2021-2 Class BXS, 15.3344% 11/25/60 (b)(e)		146,005	109,072
Series 2022-1 Class MTU, 3.25% 11/25/61		871,813	743,043
Series 2023-1 Class MT, 3% 10/25/62		5,557,082	4,664,476
Freddie Mac STACR REMIC Trust floater:
Series 2019-DNA4 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.810% 8.1426% 10/25/49 (b)(e)(h)		9,700,000	9,920,933
Series 2020-DNA2 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.610% 7.9426% 2/25/50 (b)(e)(h)		1,000,000	1,034,271
Series 2020-DNA6 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 8.3281% 12/25/50 (b)(e)(h)		3,910,000	3,934,641
Series 2021-DNA2 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.400% 8.7281% 8/25/33 (b)(e)(h)		4,380,000	4,543,646
Series 2021-DNA6 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.500% 6.8281% 10/25/41 (b)(e)(h)		1,799,396	1,780,286
Series 2021-HQA1:
Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 8.3281% 8/25/33 (b)(e)(h)		2,700,000	2,704,045
Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.250% 7.5781% 8/25/33 (b)(e)(h)		3,494,261	3,477,070
Series 2022-DNA1 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.850% 7.1781% 1/25/42 (b)(e)(h)		11,800,000	11,761,010
Series 2022-DNA2 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.400% 7.7281% 2/25/42 (b)(e)(h)		2,240,000	2,258,368
Series 2022-DNA3 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.900% 8.2281% 4/25/42 (b)(e)(h)		12,945,000	13,223,109
Freddie Mac. STACR REMIC Trust floater Series 2020-DNA1 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.410% 7.7426% 1/25/50 (b)(e)(h)		6,600,000	6,759,556
Ginnie Mae planned amortization class Series 2021-97 Class LI, 3% 8/20/50 (n)		2,209,183	346,455
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities Series 2017-16 Class KU, 6.530% - CME Term SOFR 1 Month Index 1.2045% 4/20/37 (e)(n)(p)		9,252	761
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8186% 12/20/60 (e)(h)(m)		515,850	512,902
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9886% 9/20/61 (e)(h)(m)		1,739,057	1,733,093
Series 2012-H11 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 2/20/62 (e)(h)		42,967	42,759
Series 2012-H18 Class NA, CME Term SOFR 1 Month Index + 0.630% 5.9586% 8/20/62 (e)(h)(m)		233,490	232,281
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 4.8706% 5/20/61 (e)(h)(m)		3,607	3,573
Series 2013-H19 Class FC, CME Term SOFR 1 Month Index + 0.600% 6.0386% 8/20/63 (e)(h)(m)		323,932	323,074
Series 2013-H20 Class FB, CME Term SOFR 1 Month Index + 1.110% 6.4386% 8/20/63 (e)(h)		14,097	14,083
Series 2013-H23 Class FA, CME Term SOFR 1 Month Index + 1.410% 6.7386% 9/20/63 (e)(h)		22,539	22,572
Series 2015-H04 Class FL, CME Term SOFR 1 Month Index + 0.580% 5.9134% 2/20/65 (e)(h)		109,860	108,757
Series 2015-H23 Class FB, CME Term SOFR 1 Month Index + 0.630% 5.9586% 9/20/65 (e)(h)		116,030	115,150
Series 2016-H16 Class FD, CME TERM SOFR 12 MONTH INDEX + 1.090% 6.1054% 6/20/66 (e)(h)		167,098	166,396
Series 2016-H17 Class FC, CME Term SOFR 1 Month Index + 0.940% 6.2686% 8/20/66 (e)(h)		109,164	108,540
Series 2017-H23 Class FA, CME Term SOFR 1 Month Index + 0.590% 5.9186% 10/20/67 (e)(h)		495,827	491,359
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9456% 10/20/49 (e)(h)		226,760	218,820
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8956% 2/20/49 (e)(h)		1,050,821	1,020,538
Series 2019-H09 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/69 (e)(h)		336,674	333,471
Series 2021-H10 Class AF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.500% 6.8251% 6/20/71 (e)(h)		693,175	700,590
planned amortization class:
Series 2003-18 Class PG, 5.5% 3/20/33		7,560	7,618
Series 2004-19 Class KE, 5% 3/16/34		30,550	30,471
Series 2006-26 Class S, 6.380% - CME Term SOFR 1 Month Index 1.0545% 6/20/36 (e)(n)(p)		9,376	777
Series 2006-33 Class PK, 6% 7/20/36		3,051	3,084
Series 2007-22 Class PK, 5.5% 4/20/37		14,713	14,915
Series 2007-24 Class SA, 6.390% - CME Term SOFR 1 Month Index 1.0645% 5/20/37 (e)(n)(p)		13,786	1,223
Series 2008-49 Class PH, 5.25% 6/20/38		14,956	14,923
Series 2008-55 Class PL, 5.5% 6/20/38		13,791	13,966
Series 2009-72 Class SM, 6.130% - CME Term SOFR 1 Month Index 0.806% 8/16/39 (e)(n)(p)		5,061	376
Series 2015-157 Class GA, 3% 1/20/45		8,693	8,207
Series 2016-69 Class WA, 3% 2/20/46		275,827	248,392
Series 2017-134 Class BA, 2.5% 11/20/46		637,411	561,205
Series 2021-58 Class IY, 3% 2/20/51		1,843,048	289,376
Series 2021-78 Class IP, 3% 5/20/51 (n)		640,433	100,217
sequential payer:
Series 2009-81 Class A, 5.75% 9/20/36		1,687	1,700
Series 2010-160 Class DY, 4% 12/20/40		915,760	870,869
Series 2010-170 Class B, 4% 12/20/40		202,332	192,370
Series 2017-139 Class BA, 3% 9/20/47		2,706,568	2,383,455
Series 2022-22 Class UH, 3% 12/20/50		712,677	629,463
Series 2003-52 Class SB, 11.340% x CME Term SOFR 1 Month Index 2.023% 6/16/33 (e)(h)		905	851
Series 2007-7 Class EI, 6.080% - CME Term SOFR 1 Month Index 0.7545% 2/20/37 (e)(n)(p)		13,918	1,117
Series 2008-50 Class SA, 6.110% - CME Term SOFR 1 Month Index 0.7845% 6/20/38 (e)(n)(p)		20,219	1,781
Series 2009-106 Class XL, 6.630% - CME Term SOFR 1 Month Index 1.3045% 6/20/37 (e)(n)(p)		4,558	357
Series 2009-16 Class SJ, 6.680% - CME Term SOFR 1 Month Index 1.3545% 5/20/37 (e)(n)(p)		14,116	1,523
Series 2010-116 Class QB, 4% 9/16/40		1,500,646	1,438,404
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6545% 7/20/41 (e)(n)(p)		67,265	5,595
Series 2013-149 Class MA, 2.5% 5/20/40		605,753	579,198
Series 2013-H04 Class BA, 1.65% 2/20/63 (m)		162	146
Series 2014-105 Class SN, 5.980% - CME Term SOFR 1 Month Index 0.6545% 12/20/34 (e)(n)(p)		13,218	1,014
Series 2014-60 Class W, 4.1573% 2/20/29 (e)		6,754	6,609
Series 2015-H02 Class HA, 2.5% 1/20/65		36,412	35,381
Series 2015-H13 Class HA, 2.5% 8/20/64 (m)		6,670	6,233
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.81% 8/20/66 (e)(h)(m)		934,869	931,186
Series 2017-H08 Class XI, 0.0726% 3/20/67 (e)(n)		359,134	14,553
Series 2017-H11 Class XI, 0.3387% 5/20/67 (e)(n)		935,142	37,203
Series 2017-H14:
Class AI, 0.8294% 6/20/67 (e)(n)		457,932	26,091
Class XI, 0.4362% 6/20/67 (e)(n)		362,346	12,139
Series 2021-125 Class HA, 1.5% 4/20/51		818,267	690,777
Series 2021-155 Class PD, 1.25% 9/20/51		841,537	713,159
Series 2021-175 Class PB, 1% 3/20/50		350,391	271,264
Series 2021-215 Class LG, 1.75% 12/20/51		1,220,885	998,573
Series 2022-85 Class IK, 3% 5/20/51 (n)		335,253	52,639
target amortization class Series 2004-90 Class SI, 5.980% - CME Term SOFR 1 Month Index 0.6545% 10/20/34 (e)(n)(p)		5,634	367
United States Department of Veterans Affairs guaranteed REMIC pass thru certificates:
sequential payer Series 1998-1 Class 2E, 7% 3/15/28		7,519	7,513
Series 1996-2 Class 1Z, 6.75% 6/15/26		1,979	2,002
Series 1999-1 Class 2Z, 6.5% 1/15/29		1,161	1,168
TOTAL U.S. GOVERNMENT AGENCY			163,620,304
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $417,837,395)			391,525,910

Commercial Mortgage Securities - 2.4%
	Principal Amount (a)	Value ($)
20 Times Square Trust 2018-20Ts Series 2018-20TS Class F, 3.2032% 5/15/35 (b)(e)	3,016,196	2,126,639
3650R Commercial Mortgage Trust sequential payer Series 2021-PF1:
Class A4, 2.253% 11/15/54	4,200,000	3,249,136
Class A5, 2.522% 11/15/54	1,000,000	776,343
Acre Commercial Mtg 2021-Florida4 Ltd. / A floater Series 2021-FL4 Class C, CME Term SOFR 1 Month Index + 1.860% 7.1956% 12/18/37 (b)(e)(h)	263,000	250,504
Americold Realty Trust floater Series 2020-ICE5 Class F, CME Term SOFR 1 Month Index + 3.600% 8.9289% 11/15/37 (b)(e)(h)	688,093	677,550
Arbor Multifamily Mortgage Securities Trust sequential payer:
Series 2021-MF2 Class A4, 2.2515% 6/15/54 (b)	9,500,000	7,548,884
Series 2021-MF3 Class A5, 2.5747% 10/15/54 (b)	1,000,000	800,410
Areit 2021-Cre5 Trust floater sequential payer Series 2021-CRE5 Class C, CME Term SOFR 1 Month Index + 2.360% 7.6941% 11/17/38 (b)(e)(h)	146,000	138,355
Ashford Hospitality Trust floater Series 2018-ASHF Class A, CME Term SOFR 1 Month Index + 1.070% 6.395% 4/15/35 (b)(e)(h)	2,892,924	2,838,164
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.473% 1/15/39 (b)(e)(h)	4,172,000	4,066,753
Class B, CME Term SOFR 1 Month Index + 1.550% 6.873% 1/15/39 (b)(e)(h)	789,000	765,385
Class C, CME Term SOFR 1 Month Index + 2.150% 7.473% 1/15/39 (b)(e)(h)	562,000	542,216
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	6,500,000	5,952,922
Class ANM, 3.112% 11/5/32 (b)	4,963,000	4,460,109
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	1,113,000	910,073
Class CNM, 3.8425% 11/5/32 (b)(e)	461,000	339,779
Bamll Re-Remic Trust 2014-Frr5 Series 2014-FRR5:
Class AK37, 1.7357% 1/27/47 (b)(e)	455,505	447,944
Class BK37, 1/27/47 (b)(o)	292,553	288,788
Bamll Re-Remic Trust 2014-Frr8 Series 2014-FRR8:
Class A, 1.9145% 11/26/47 (b)(e)	351,063	332,024
Class C, 0% 11/26/47 (b)(e)	2,500,000	2,297,493
BANK:
sequential payer:
Series 2018-BN14 Class A4, 4.231% 9/15/60	7,200,000	6,769,935
Series 2019-BN19 Class A3, 3.183% 8/15/61	292,553	248,985
Series 2019-BN21:
Class A4, 2.6% 10/17/52	4,363,361	3,751,380
Class A5, 2.851% 10/17/52	838,000	714,776
Series 2019-BN23 Class ASB, 2.846% 12/15/52	400,000	367,671
Series 2020-BN28 Class A3, 1.584% 3/15/63	8,979,586	7,096,885
Series 2021-BN31 Class A3, 1.771% 2/15/54	2,000,000	1,561,706
Series 2021-BN32 Class A4, 2.349% 4/15/54	20,000,000	16,360,132
Series 2021-BN33 Class A4, 2.27% 5/15/64	9,000,000	7,278,325
Series 2021-BN35 Class ASB, 2.067% 6/15/64	1,300,000	1,103,407
Series 2020-BN25 Class XB, 0.532% 1/15/63 (e)(n)	5,200,000	117,162
Series 2021-BN31 Class XB, 0.9784% 2/15/54 (e)(n)	7,000,000	339,645
Series 2021-BN33 Class XA, 1.167% 5/15/64 (e)(n)	13,420,419	698,825
Series 2021-BN34 Class XB, 0.6264% 6/15/63 (e)(n)	171,794,000	5,353,616
Bank5 2023-5Yr2 sequential payer Series 2023-5YR2 Class A3, 6.656% 7/15/56	15,000,000	15,512,169
Bank5 2023-5Yr4 sequential payer Series 2023-5YR4 Class A3, 6.683% 12/15/56	2,700,000	2,780,911
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, CME Term SOFR 1 Month Index + 0.710% 5.8574% 11/25/35 (b)(e)(h)	13,353	12,106
Series 2005-4A:
Class A2, CME Term SOFR 1 Month Index + 0.690% 6.0424% 1/25/36 (b)(e)(h)	32,452	29,345
Class M1, CME Term SOFR 1 Month Index + 0.780% 6.1324% 1/25/36 (b)(e)(h)	10,475	9,475
Series 2006-4A Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8624% 12/25/36 (b)(e)(h)	72,087	65,840
Series 2007-1 Class A2, CME Term SOFR 1 Month Index + 0.510% 5.8624% 3/25/37 (b)(e)(h)	17,772	15,919
Series 2007-2A:
Class A1, CME Term SOFR 1 Month Index + 0.380% 5.7274% 7/25/37 (b)(e)(h)	57,327	51,151
Class A2, CME Term SOFR 1 Month Index + 0.430% 5.7774% 7/25/37 (b)(e)(h)	53,673	47,453
Class M1, CME Term SOFR 1 Month Index + 0.480% 5.8274% 7/25/37 (b)(e)(h)	18,269	16,098
Series 2007-3:
Class A2, CME Term SOFR 1 Month Index + 0.540% 5.8924% 7/25/37 (b)(e)(h)	19,958	17,555
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.9224% 7/25/37 (b)(e)(h)	10,577	9,423
Class M2, CME Term SOFR 1 Month Index + 0.620% 5.9674% 7/25/37 (b)(e)(h)	11,312	9,950
Class M3, CME Term SOFR 1 Month Index + 0.660% 6.0124% 7/25/37 (b)(e)(h)	18,118	15,305
Class M4, CME Term SOFR 1 Month Index + 0.860% 6.2074% 7/25/37 (b)(e)(h)	28,603	24,532
Class M5, CME Term SOFR 1 Month Index + 1.010% 6.3574% 7/25/37 (b)(e)(h)	15,747	18,545
BB-UBS Trust:
sequential payer Series 2012-SHOW Class A, 3.4302% 11/5/36 (b)	407,000	366,172
Series 2012-SHOW Class E, 4.1602% 11/5/36 (b)(e)	437,000	366,510
Bbccre Trust 2015-Gtp sequential payer Series 2015-GTP Class A, 3.966% 8/10/33 (b)	274,000	251,727
Bbcms 2018-Tall Mtg Trust floater Series 2018-TALL Class A, CME Term SOFR 1 Month Index + 0.870% 6.242% 3/15/37 (b)(e)(h)	497,000	459,725
BBCMS Mortgage Trust:
sequential payer:
Series 2019-C4 Class A4, 2.661% 8/15/52	4,000,000	3,522,614
Series 2021-C9 Class A4, 2.021% 2/15/54	10,000,000	7,939,784
Series 2016-ETC Class E, 3.7292% 8/14/36 (b)(e)	4,500,000	3,326,380
Bbcms Mortgage Trust 2023-C21 sequential payer Series 2023-C21 Class A3, 6.5061% 9/15/56 (e)	1,600,000	1,626,363
Bbcms Mtg Trust 2023-5C23 sequential payer Series 2023-5C23 Class A3, 6.675% 12/15/56 (e)	362,000	375,697
Bbcms Mtg Trust 2023-C22 sequential payer Series 2023-C22 Class A5, 6.804% 11/15/56	450,000	487,976
Benchmark 2023-V4 Mtg Trust sequential payer Series 2023-V4 Class A3, 6.8409% 11/15/56	1,867,000	1,949,137
Benchmark Commercial Mortgage Trust Series 2018-B3 Class A3, 3.746% 4/10/51	1,700,000	1,646,012
Benchmark Mortgage Trust:
sequential payer:
Series 2018 B2 Class A4, 3.6147% 2/15/51	3,500,000	3,218,751
Series 2018-B4 Class A5, 4.121% 7/15/51	949,000	884,581
Series 2019-B10 Class A4, 3.717% 3/15/62	1,673,000	1,516,647
Series 2019-B13 Class A4, 2.952% 8/15/57	7,629,000	6,588,766
Series 2020-B18 Class A4, 1.672% 7/15/53	10,000,000	7,876,759
Series 2020-B19:
Class A3, 1.787% 9/15/53	5,800,000	5,039,433
Class A4, 1.546% 9/15/53	12,500,000	9,773,869
Series 2020-B22 Class A4, 1.685% 1/15/54	3,175,000	2,454,326
Series 2021-B23 Class A4A1, 1.823% 2/15/54	2,000,000	1,505,548
Series 2021-B24 Class A4, 2.2638% 3/15/54	17,600,000	13,822,917
Series 2021-B26 Class A4, 2.295% 6/15/54	8,800,000	6,925,095
Series 2023-C5 Class A2, 6.5176% 6/15/56	8,500,000	8,605,451
Series 2023-V2 Class A3, 5.8118% 5/15/55	13,000,000	13,007,774
Series 2019-B12 Class XA, 1.1612% 8/15/52 (e)(n)	38,363,723	1,341,403
Series 2019-B14 Class XA, 0.8975% 12/15/62 (e)(n)	22,590,835	607,178
BHMS floater Series 2018-ATLS Class A, CME Term SOFR 1 Month Index + 1.290% 6.8699% 7/15/35 (b)(e)(h)	11,491,821	11,356,884
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1875% 9/15/26 (b)(e)(h)	8,921,000	8,561,499
Blp Commercial Mortgage Trust floater sequential payer Series 2023-IND Class A, CME Term SOFR 1 Month Index + 1.690% 7.0149% 3/15/40 (b)(e)(h)	500,000	494,457
Bmd2 Re-Remic Trust 2019-Frr1:
floater Series 2019-FRR1:
Class 1A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.610% 7.9351% 5/25/52 (b)(e)(h)	100,700	100,464
Class 1A5, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 4.310% 9.6351% 5/25/52 (b)(e)(h)	55,623	54,842
Series 2019-FRR1 Class 5B13, 2.199% 5/25/52 (b)(e)	4,000,000	2,891,139
Bmo 2023-5C1 Mtg Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	13,100,000	13,446,545
Bmo 2023-5C2 Mortgage Trust sequential payer Series 2023-5C2 Class A3, 7.0549% 11/15/56 (e)	540,000	570,634
BMO Mortgage Trust sequential payer Series 2022-C1 Class A4, 3.119% 2/17/55	6,200,000	5,172,072
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2209% 4/15/37 (b)(e)(h)	15,784,000	15,507,466
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7699% 4/15/37 (b)(e)(h)	4,626,000	4,480,038
Bsst 2021-Sscp Mtg Trust floater Series 2021-SSCP:
Class A, CME Term SOFR 1 Month Index + 0.860% 6.1875% 4/15/36 (b)(e)(h)	1,404,000	1,371,802
Class E, CME Term SOFR 1 Month Index + 2.210% 7.5375% 4/15/36 (b)(e)(h)	87,000	81,519
Bway 2013-1515 Mtg Trust Series 2013-1515 Class F, 4.0578% 3/10/33 (b)(e)	146,276	122,801
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP Class E, CME Term SOFR 1 Month Index + 2.930% 8.2575% 12/15/38 (b)(e)(h)	10,350,000	9,817,542
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1266% 10/15/36 (b)(e)(h)	8,126,000	7,934,732
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3363% 10/15/36 (b)(e)(h)	1,201,000	1,162,179
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5361% 10/15/36 (b)(e)(h)	1,607,000	1,544,971
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7358% 10/15/36 (b)(e)(h)	1,560,000	1,489,996
Class E, CME Term SOFR 1 Month Index + 2.060% 7.385% 10/15/36 (b)(e)(h)	5,425,000	5,181,567
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0898% 5/15/38 (b)(e)(h)	3,930,308	3,856,237
Series 2022-CSMO:
Class A, CME Term SOFR 1 Month Index + 2.110% 7.4377% 6/15/27 (b)(e)(h)	6,438,000	6,442,031
Class B, CME Term SOFR 1 Month Index + 3.140% 8.4636% 6/15/27 (b)(e)(h)	5,158,800	5,149,089
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3135% 11/15/32 (b)(e)(h)	2,389,891	2,376,258
Series 2020-VKNG Class A, CME Term SOFR 1 Month Index + 1.040% 6.3674% 10/15/37 (b)(e)(h)	983,957	974,359
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6693% 4/15/34 (b)(e)(h)	4,464,000	4,417,695
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9693% 4/15/34 (b)(e)(h)	2,952,000	2,906,074
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2693% 4/15/34 (b)(e)(h)	3,099,000	3,038,740
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3693% 4/15/34 (b)(e)(h)	7,500,000	7,441,647
Bx Commercial Mtg Trust 2023-Vlt3 sequential payer Series 2023-VLT3 Class A, CME Term SOFR 1 Month Index + 1.940% 7.265% 11/15/28 (b)(e)(h)	550,000	549,518
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5174% 10/15/36 (b)(e)(h)	4,429,350	4,395,617
Class C, CME Term SOFR 1 Month Index + 1.360% 6.6874% 10/15/36 (b)(e)(h)	4,286,550	4,248,464
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8874% 10/15/36 (b)(e)(h)	7,863,350	7,783,506
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2374% 10/15/36 (b)(e)(h)	8,530,600	8,436,266
Class G, CME Term SOFR 1 Month Index + 2.410% 7.7374% 10/15/36 (b)(e)(h)	15,725,000	15,386,886
Class J, CME Term SOFR 1 Month Index + 2.760% 8.0874% 10/15/36 (b)(e)(h)	6,162,500	6,016,867
Series 2021-ARIA Class A, CME Term SOFR 1 Month Index + 1.010% 6.3366% 10/15/36 (b)(e)(h)	697,000	676,957
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0734% 10/15/26 (b)(e)(h)	2,064,623	2,018,618
Series 2021-MFM1:
Class E, CME Term SOFR 1 Month Index + 2.360% 7.6875% 1/15/34 (b)(e)(h)	72,855	69,375
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4375% 1/15/34 (b)(e)(h)	44,834	42,875
Series 2021-SOAR Class F, CME Term SOFR 1 Month Index + 2.460% 7.7875% 6/15/38 (b)(e)(h)	3,713,619	3,513,073
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4879% 8/15/39 (b)(e)(h)	4,233,000	4,236,976
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.8139% 4/15/37 (b)(e)(h)	6,039,010	5,948,101
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2629% 4/15/37 (b)(e)(h)	3,079,029	3,028,818
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6129% 4/15/37 (b)(e)(h)	694,965	681,889
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1619% 4/15/37 (b)(e)(h)	581,328	567,474
Series 20XX-GPA Class B, CME Term SOFR 1 Month Index + 2.660% 7.9869% 8/15/41 (b)(e)(h)	500,000	500,470
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3574% 10/15/36 (b)(e)(h)	15,406,790	15,367,669
Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 1/15/34 (b)(e)(h)	2,729,425	2,686,521
Bx Trust 2023-Delc floater sequential payer Series 2023-DELC Class A, CME Term SOFR 1 Month Index + 2.690% 8.0129% 5/15/38 (b)(e)(h)	1,150,000	1,154,321
BXMT, Ltd. floater Series 2020-FL3 Class A, CME Term SOFR 1 Month Index + 1.510% 6.8441% 11/15/37 (b)(h)	3,214,776	3,077,579
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class D, CME Term SOFR 1 Month Index + 3.180% 8.511% 3/15/35 (b)(e)(h)	8,167,000	7,992,833
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.110% 6.44% 12/15/37 (b)(e)(h)	3,800,000	3,778,534
Camb Commercial Mortgage Trust sequential payer Series 2021-CX2 Class A, 2.7% 11/10/46 (b)	7,000,000	5,486,937
CD Commercial Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/50	2,500,000	2,333,350
CD Mortgage Trust sequential payer Series 2017-CD5:
Class A3, 3.171% 8/15/50	2,700,000	2,474,732
Class A4, 3.431% 8/15/50	1,000,000	913,063
Cent Trust 2023-City floater sequential payer Series 2023-CITY Class A, CME Term SOFR 1 Month Index + 2.620% 7.9429% 9/15/28 (b)(e)(h)	733,100	736,773
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	16,578,699	15,175,974
Class A2, 1.99% 7/15/60 (b)	6,511,747	5,508,228
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	8,434,906	7,434,871
CF Mortgage Trust sequential payer Series 2019-CF2 Class A4, 2.6236% 11/15/52	850,000	715,312
CFCRE Commercial Mortgage Trust Series 2011-C2 Class D, 5.0798% 12/15/47 (b)(e)	81,243	74,337
CFCRE Mortgage Trust sequential payer Series 2016-C6 Class A2, 2.95% 11/10/49	923,168	862,416
Cfmt 2021-Frr1 Trust:
sequential payer Series 2021-FRR1 Class AK99, 0% 9/29/29 (b)	5,353,696	3,524,307
Series 2021-FRR1:
Class BK54, 0% 2/28/26 (b)	659,122	553,138
Class BK58, 2.4529% 9/29/29 (b)(e)	327,366	272,082
Class BK98, 0% 8/29/29 (b)	368,616	220,808
Class BK99, 0% 9/29/29 (b)	447,606	252,463
Class CK45, 1.369% 2/28/25 (b)(e)	384,122	346,296
Class CK54, 0% 2/28/26 (b)	204,787	166,999
Class CKW1, 0% 1/29/26 (b)	263,297	221,650
Class DK45, 0% 2/28/25 (b)	321,808	279,462
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3874% 11/15/36 (b)(e)(h)	3,687,000	3,623,686
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6874% 11/15/36 (b)(e)(h)	1,400,000	1,366,471
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1 Class A3, 3.197% 8/15/50	870,882	797,474
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC19 Class A4, 4.023% 3/11/47	6,842,724	6,821,733
Series 2015-GC33 Class A3, 3.515% 9/10/58	1,551,420	1,491,002
Series 2016-GC37 Class A3, 3.05% 4/10/49	2,190,826	2,089,954
Series 2020-GC46 Class A5, 2.717% 2/15/53	1,393,927	1,159,830
Series 2014-GC25 Class A/S, 4.017% 10/10/47	1,183,000	1,142,603
Series 2015-GC29 Class XA, 1.1505% 4/10/48 (e)(n)	28,317,651	285,640
Series 2015-GC33:
Class AAB, 3.522% 9/10/58	366,451	357,752
Class XA, 1.021% 9/10/58 (e)(n)	16,879,747	207,197
Series 2016-C2 Class A3, 2.575% 8/10/49	2,705,173	2,512,308
Series 2016-GC36 Class A4, 3.349% 2/10/49	2,500,000	2,357,584
Series 2016-P6 Class XA, 0.6964% 12/10/49 (e)(n)	12,395,886	164,909
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	1,610,000	1,587,757
Series 2015 LC19 Class A3, 2.922% 2/10/48	5,576,268	5,420,683
Series 2015-CR22 Class A4, 3.048% 3/10/48	5,265,000	5,097,843
Series 2015-CR24 Class A5, 3.696% 8/10/48	234,981	225,337
Series 2015-CR25 Class A4, 3.759% 8/10/48	200,574	192,404
Series 2016-COR1 Class A3, 2.826% 10/10/49	7,520,414	6,906,896
Series 2014-CR17 Class XA, 1.0583% 5/10/47 (e)(n)	15,727,787	11,422
Series 2014-CR20 Class XA, 1.0726% 11/10/47 (e)(n)	15,302,764	62,469
Series 2014-LC17 Class XA, 0.798% 10/10/47 (e)(n)	29,745,596	85,914
Series 2014-UBS6:
Class A5, 3.644% 12/10/47	3,900,000	3,777,200
Class XA, 0.9675% 12/10/47 (e)(n)	8,630,044	39,665
Series 2015-CR24 Class A4, 3.432% 8/10/48	924,844	888,807
Series 2015-PC1 Class A4, 3.62% 7/10/50	489,065	478,938
Series 2020-CMB Class D, 3.7538% 2/10/37 (b)(e)	255,983	237,833
COMM Trust sequential payer Series 2017-COR2 Class A3, 3.51% 9/10/50	11,380,000	10,382,288
Communication 2018-Home Mortgage Trust sequential payer Series 2018-HOME Class A, 3.9422% 4/10/33 (b)(e)	699,201	629,037
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.35% 5/15/36 (b)(e)(h)	7,973,164	7,955,187
Class B, CME Term SOFR 1 Month Index + 1.270% 6.6% 5/15/36 (b)(e)(h)	561,603	559,613
Class C, CME Term SOFR 1 Month Index + 1.470% 6.8% 5/15/36 (b)(e)(h)	1,517,225	1,508,431
Series 2022-NWPT Class A, CME Term SOFR 1 Month Index + 3.140% 8.4659% 9/9/24 (b)(e)(h)	282,000	284,644
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,174,316	1,986,429
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	5,237,000	5,216,221
Class B, 4.5349% 4/15/36 (b)	1,543,000	1,531,349
Class C, 4.9414% 4/15/36 (b)(e)	1,033,000	1,023,195
Class D, 4.9414% 4/15/36 (b)(e)	2,066,000	2,042,231
Series 2020-NET Class B, 2.8159% 8/15/37 (b)	500,000	455,268
CSAIL Commercial Mortgage Trust:
sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	359,957	344,302
Series 2021-C20 Class A2, 2.4862% 3/15/54	15,208,155	12,423,128
Series 2016-C7 Class A4, 3.21% 11/15/49	3,186,022	2,997,700
Csmc 2021-Bhar floater Series 2021-BHAR Class A, CME Term SOFR 1 Month Index + 1.260% 6.5875% 11/15/38 (b)(e)(h)	1,000,000	985,572
CSMC Commercial Mortgage Trust sequential payer Series 2016-NXSR Class A4, 3.7948% 12/15/49	2,000,000	1,868,243
CSMC Trust:
sequential payer Series 2014-U.S.A. Class A2, 3.953% 9/15/37 (b)	5,001,000	4,294,856
Series 2014-U.S.A. Class D, 4.3733% 9/15/37 (b)(c)	444,000	248,239
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class A3, 3.269% 6/10/50	1,070,384	1,037,042
DOLP Trust sequential payer Series 2021-NYC Class A, 2.956% 5/10/41 (b)	13,500,000	10,654,511
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1385% 11/15/38 (b)(e)(h)	10,967,234	10,733,213
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5577% 11/15/38 (b)(e)(h)	973,866	949,420
Class F, CME Term SOFR 1 Month Index + 2.780% 8.1045% 11/15/38 (b)(e)(h)	998,837	947,445
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5175% 7/15/38 (b)(e)(h)	5,036,049	4,977,541
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8175% 7/15/38 (b)(e)(h)	1,975,197	1,935,580
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1375% 7/15/38 (b)(e)(h)	1,456,297	1,424,291
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6875% 7/15/38 (b)(e)(h)	2,942,621	2,887,724
Class F, CME Term SOFR 1 Month Index + 3.810% 9.1375% 7/15/38 (b)(e)(h)	774,127	752,600
Fannie Mae:
sequential payer:
Series 2014-M13 Class A2, 3.021% 8/25/24	110,928	108,896
Series 2014-M3 Class A2, 3.501% 1/25/24 (e)	10,451	10,394
Series 2015-M1 Class A2, 2.532% 9/25/24	241,608	235,625
Series 2015-M10 Class A2, 3.092% 4/25/27	165,061	156,609
Series 2015-M13 Class A2, 2.7888% 6/25/25 (e)	35,444	34,139
Series 2015-M7 Class A2, 2.59% 12/25/24	211,531	205,466
Series 2016-M6 Class A2, 2.488% 5/25/26	213,468	200,986
Series 2016-M7 Class A2, 2.4994% 9/25/26	165,157	155,284
Series 2017-M3 Class A2, 2.5475% 12/25/26 (e)	369,486	345,016
Series 2017-M5 Class A2, 3.1717% 4/25/29 (e)	621,524	575,671
Series 2017-M8 Class A2, 3.061% 5/25/27	237,720	224,111
Series 2018-M10 Class A2, 3.4692% 7/25/28 (e)	610,060	574,777
Series 2018-M2 Class A2, 3.005% 1/25/28 (e)	801,355	746,720
Series 2018-M4 Class A2, 3.1662% 3/25/28 (e)	250,882	234,661
Series 2018-M7 Class A2, 3.1298% 3/25/28 (e)	805,178	750,371
Series 2019-M1 Class A2, 3.665% 9/25/28 (e)	1,462,563	1,385,778
Series 2019-M12 Class A2, 2.885% 6/25/29 (e)	799,231	728,529
Series 2019-M7 Class A2, 3.143% 4/25/29	496,626	457,977
Series 2020-M38 Class 2A1, 1.594% 11/25/28	165,712	145,795
Series 2020-M50 Class A2, 1.2% 10/25/30	170,723	152,071
Series 2022-M2S Class A2, 3.8758% 8/25/32 (e)	412,499	377,553
Series 2015-M5 Class A1, 2.9594% 3/25/25 (e)	384,725	371,627
Series 2017-M1 Class A2, 2.4973% 10/25/26 (e)	228,943	214,075
Series 2017-T1 Class A, 2.898% 6/25/27	2,890,703	2,684,866
Series 2018-M14 Class A2, 3.7007% 8/25/28 (e)	1,010,145	956,003
Series 2018-M3 Class A2, 3.171% 2/25/30 (e)	1,009,760	919,193
Series 2020-M38 Class X2, 2.0999% 11/25/28 (e)(n)	1,056,669	65,873
Series 2020-M50 Class X1, 1.9324% 10/25/30 (e)(n)	2,437,267	172,710
Series 2022-M10 Class A2, 2.0025% 1/25/32 (e)	9,000,000	7,169,275
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	601,000	580,170
Series 2016-K054 Class A2, 2.745% 1/25/26	4,968,992	4,738,601
Series 2016-K058 Class AM, 2.724% 8/25/26	585,106	549,870
Series 2016-K152 Class A2, 3.08% 1/25/31	258,704	229,420
Series 2016-KS06 Class A2, 2.72% 7/25/26	294,893	279,300
Series 2016-KS07 Class A2, 2.735% 9/25/25	631,914	602,567
Series 2017-K061 Class AM, 3.439% 11/25/26	292,904	280,390
Series 2017-K063 Class AM, 3.513% 1/25/27	749,228	716,404
Series 2017-K070 Class A2, 3.303% 11/25/27	176,848	167,077
Series 2017-KJ17 Class A2, 2.982% 11/25/25	190,849	185,297
Series 2018-KC02 Class A2, 3.37% 7/25/25	790,439	766,798
Series 2018-W5FX Class AFX, 3.3361% 4/25/28 (e)	289,920	269,787
Series 2019-KJ26 Class A2, 2.606% 7/25/27	433,382	409,088
Series 2019-KS11 Class AFX2, 2.654% 6/25/29	1,462,765	1,310,728
Series 2020-1515 Class A2, 1.94% 2/25/35	1,053,190	769,395
Series 2021-K126 Class A2, 2.074% 1/25/31	800,000	662,710
Series 2021-K127 Class A2, 2.108% 1/25/31	6,800,000	5,638,837
Series 2021-K136 Class A2, 2.127% 11/25/31	600,000	488,786
Series 2022-150 Class A2, 3.71% 9/25/32	3,500,000	3,183,616
Series 2022-5250 Class NH, 3% 8/25/52	12,570,000	10,290,961
Series 2022-K141 Class A2, 2.25% 2/25/32	2,772,000	2,270,837
Series 2022-K142:
Class A2, 2.4% 3/25/32	8,032,000	6,644,507
Class AM, 2.4% 3/25/32	643,616	528,676
Series 2022-K143 Class A2, 2.35% 3/25/32	900,000	740,479
Series 2022-K144 Class A2, 2.45% 4/25/32	7,843,000	6,495,293
Series 2022-K145 Class A2, 2.58% 5/25/32	2,466,050	2,060,588
Series 2022-K146:
Class A2, 2.92% 6/25/32	4,673,946	4,010,213
Class AM, 2.92% 6/25/54	380,318	323,113
Series 2022-K147 Class A2, 3% 6/25/32	5,354,000	4,620,472
Series 2022-K149 Class A2, 3.53% 8/25/32	2,000,000	1,796,095
Series 2022-K750 Class A2, 3% 9/25/29	6,600,000	5,996,490
Series 2023-154 Class A2, 4.35% 1/25/33	1,330,000	1,267,372
Series 2023-155 Class A2, 4.25% 4/25/33	900,000	850,460
Series 2023-158 Class A2, 4.05% 7/25/33	2,660,000	2,471,265
Series 2023-K-153 Class A2, 3.82% 12/25/32	5,101,382	4,669,543
Series 2023-K751 Class A2, 4.412% 3/25/30	3,057,000	2,969,615
Series K065 Class A2, 3.243% 4/25/27	1,494,050	1,417,520
Series 2019-K095 Class X1, 1.0836% 6/25/29 (e)(n)	13,852,589	580,856
Series 2019-KC03 Class X1, 0.6296% 11/25/24 (e)	54,026,373	199,730
Series 2019-KL05 Class X1P, 1.0243% 6/25/29 (e)(n)	5,143,082	217,698
Series 2020-K106 Class X1, 1.44% 1/25/30 (e)(n)	57,474,191	3,707,896
Series 2020-KX04 Class XFX, 1.8048% 1/25/34 (e)(n)	4,985,798	289,763
Series 2020-Q014 Class X, 2.7871% 10/25/55 (e)(n)	649,571	102,476
Series 2021-1520 Class X3, 3.199% 4/25/39 (e)(n)	130,186	30,587
Series 2021-K124 Class X1, 0.8096% 12/25/30 (e)(n)	6,471,747	256,799
Series 2021-K128 Class X3, 2.8775% 4/25/31 (e)(n)	375,930	57,139
Series 2021-K741 Class X1, 0.6519% 12/25/27 (e)(n)	140,135,166	2,609,009
Series 2022 K748 Class A2, 2.26% 1/25/29	13,221,000	11,667,275
Series K047 Class A2, 3.329% 5/25/25	8,088,501	7,864,695
Series K076 Class A2, 3.9% 4/25/28	3,853,000	3,708,317
Freddie Mac Mscr Trust Mn7 floater Series 2023-MN7 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.700% 11.0287% 9/25/43 (b)(e)(h)	1,030,000	1,035,152
Freddie Mac Multifamily Struct floater Series 2021-MN1 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.750% 9.0781% 1/25/51 (b)(e)(h)	893,281	837,989
Fremf 17-K68 Mortgage Trust Series 2017-K68 Class B, 3.9732% 10/25/49 (b)(e)	275,672	257,475
Fremf 2014-K38 Mtg Trust Series 2014-K38 Class C, 4.7828% 6/25/47 (b)(e)	138,962	137,433
Fremf 2014-K40 Mtg Trust Series 2014-K40 Class C, 4.1878% 11/25/47 (b)(e)	249,898	244,810
Fremf 2015-K45 Mtg Trust Series 2015-K45 Class B, 3.7327% 4/25/48 (b)(e)	260,957	253,235
Fremf 2015-K46 Mtg Trust Series 2015-K46 Class C, 3.8209% 4/25/48 (b)(e)	103,710	100,131
Fremf 2015-K48 Mtg Trust Series 2015-K48:
Class B, 3.7706% 8/25/48 (b)(e)	470,571	452,801
Class C, 3.7706% 8/25/48 (b)(e)	515,000	493,352
Fremf 2015-K51 Mtg Trust Series 2015-K51 Class B, 4.0856% 10/25/48 (b)(e)	80,452	77,610
Fremf 2016-K55 Mortgage Trust Series 2016-K55 Class B, 4.3014% 4/25/49 (b)(e)	292,553	281,258
Fremf 2016-K56 Mortgage Trust Series 2016-K56 Class B, 4.0861% 6/25/49 (b)(e)	103,827	99,149
Fremf 2016-K58 Mortgage Trust Series 2016-K58 Class C, 3.8656% 9/25/49 (b)(e)	1,090,000	1,022,679
Fremf 2016-K59 Mtg Trust Series 2016-K59 Class B, 3.7003% 11/25/49 (b)(e)	137,909	129,910
Fremf 2017-K61 Mortgage Trust Series 2017-K61 Class C, 3.8215% 12/25/49 (b)(e)	156,369	145,548
Fremf 2017-K63 Mortgage Trust Series 2017-K63:
Class B, 4.011% 2/25/50 (b)(e)	347,991	328,547
Class C, 4.011% 2/25/50 (b)(e)	146,276	136,716
Fremf 2017-K727 Mortgage Trust Series 2017-K727 Class C, 3.8754% 7/25/24 (b)(e)	93,616	91,676
Fremf 2017-Kl1P Mortgage Trust Series 2017-KL1P Class BP, 3.4805% 10/25/25 (b)(e)	388,576	356,967
Fremf 2018-K733 Mtg Trust Series 2018-K733 Class B, 4.2238% 9/25/25 (b)(e)	384,000	370,676
Fremf 2018-K74 Mortgage Trust Series 2018-K74 Class B, 4.2308% 2/25/51 (b)(e)	292,553	273,223
Fremf 2018-K85 Mortgage Trust Series 2018-K85 Class C, 4.4644% 12/25/50 (b)(e)	1,000,000	922,915
Fremf 2018-Kbx1 Mtg Trust Series 2018-KBX1 Class C, 3.6904% 1/25/26 (b)(e)	219,414	184,993
Fremf 2018-Khg1 Mortgage Trust Series 2018-KHG1 Class C, 3.9466% 12/25/27 (b)(e)	971,831	856,084
Fremf 2018-Kl02 Mtg Trust Series 2018-KL2B Class CB, 3.8328% 1/25/25 (b)(e)	255,463	232,547
Fremf 2018-Kl03 Mortgage Trust Series 2018-KL3W Class CW, 4.2349% 8/25/25 (b)(e)	585,106	542,975
Fremf 2018-Ksl1 Mtg Trust Series 2018-KSL1 Class C, 3.9841% 11/25/25 (b)(e)	498,334	451,332
Fremf 2018-Kw06 Mtg Trust Series 2018-KW06:
Class C, 0% 6/25/28 (b)	365,011	259,793
Class X2A, 0.1% 6/25/28 (b)(n)	3,830,228	11,029
Class X2B, 0.1% 6/25/28 (b)(n)	486,684	1,757
Fremf 2018-Kw07 Mtg Trust Series 2018-KW07:
Class C, 10/25/31 (b)(o)	380,318	226,923
Class X2A, 0.1% 10/25/31 (b)(n)	4,367,253	12,342
Class X2B, 0.1% 10/25/31 (b)(n)	495,949	1,917
Fremf 2019-K736 Mtg Trust Series 2019-K736 Class B, 3.8851% 7/25/26 (b)(e)	905,000	856,281
Fremf 2019-K98 Mtg Trust Series 2019-K98 Class B, 3.8625% 10/25/52 (b)(e)	321,808	288,714
Fremf 2019-Kbf3 Mortgage Trust floater Series 2019-KBF3 Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 4.750% 10.1845% 1/25/29 (b)(e)(h)	694,387	645,152
Fremf 2019-Kl05 Mtg Trust Series 2019-KL05:
Class BHG, 4.5163% 2/25/29 (b)(e)	105,465	91,552
Class CHG, 4.37% 2/25/29 (b)	339,771	291,063
Fremf 2019-Kw10 Mortgage Trust Series 2019-KW10 Class B, 3.755% 10/25/32 (b)(e)	268,271	233,293
FREMF Mortgage Trust floater Series 2018-KSW4 Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.450% 7.8845% 10/25/28 (e)(h)	3,949,698	3,700,533
Fremf Mortgage Trust 2014 K39 Series 2014-K39 Class C, 4.2592% 8/25/47 (b)(e)	204,787	201,076
Frr Re-Remic Trust 2018-C1:
sequential payer Series 2018-C1 Class AK43, 2.8334% 2/27/48 (b)(e)	146,276	138,031
Series 2018-C1:
Class B725, 2.3988% 2/27/50 (b)(e)	195,425	191,159
Class BK43, 2.7248% 2/27/48 (b)(e)	234,042	219,117
Gam Re-Remic Trust 2021-Frr1 Series 2021-FRR1 Class 1B, 0% 11/29/50 (b)	5,000,000	3,601,218
Gam Re-Remic Trust 2022-Frr3 Series 2022-FRR3 Class BK89, 1/27/52 (b)(o)	6,000,000	3,754,109
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
Series 2020-193 Class AC, 1.25% 9/16/62	1,445,342	1,023,605
Series 2021-14 Class AB, 1.34% 6/16/63	1,728,664	1,263,348
Series 2021-2 Class AH, 1.5% 6/16/63	4,065,941	2,941,462
Series 2021-21 Class AH, 1.4% 6/16/63	2,775,569	2,037,845
Series 2021-31 Class B, 1.25% 1/16/61	3,015,393	2,129,060
Series 2021-36 Class IO, 1.2717% 3/16/63 (e)	14,670,117	1,210,687
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2023-118 Class BA, 3.7502% 5/16/65 (e)	1,398,434	1,240,871
Greystone Commercial Capital Trust floater Series 2021-3 Class A, CME Term SOFR 1 Month Index + 2.340% 7.6741% 8/1/24 (b)(e)(h)	7,000,000	6,933,011
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3875% 9/15/31 (b)(e)(h)	6,732,239	6,662,332
Series 2018-HART Class A, CME Term SOFR 1 Month Index + 1.140% 6.473% 10/15/31 (b)(e)(h)	2,779,617	2,530,422
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 10/15/36 (b)(e)(h)	7,945,000	7,623,892
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5875% 10/15/36 (b)(e)(h)	730,000	682,152
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9875% 10/15/36 (b)(e)(h)	601,000	553,881
Series 2021-RENT Class C, CME Term SOFR 1 Month Index + 1.660% 6.9875% 11/21/35 (b)(e)(h)	3,488,852	3,335,735
sequential payer:
Series 2015-GS1 Class A3, 3.734% 11/10/48	11,384,000	10,844,362
Series 2017-GS6 Class A2, 3.164% 5/10/50	476,294	438,910
Series 2019-GC38 Class A4, 3.968% 2/10/52	909,839	828,603
Series 2020-GSA2 Class A4, 1.721% 12/12/53	4,940,000	3,845,094
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(e)	8,330,363	7,956,033
Series 2015-GC30 Class A3, 3.119% 5/10/50	1,883,924	1,812,434
Series 2015-GC34 Class XA, 1.3486% 10/10/48 (e)(n)	5,104,689	87,940
Series 2019-GC40 Class A3, 2.904% 7/10/52	2,000,000	1,735,858
Series 2021-RENT Class D, CME Term SOFR 1 Month Index + 1.960% 7.2875% 11/21/35 (b)(e)(h)	2,152,696	2,020,634
Gs Mtg Securities Corp. Trust 2023-Fun floater sequential payer Series 2023-FUN Class B, CME Term SOFR 1 Month Index + 2.790% 8.1132% 3/15/28 (b)(e)(h)	1,400,000	1,391,248
Gs Mtg Securities Corp. Trust 2023-Ship sequential payer Series 2023-SHIP Class A, 4.4664% 9/10/38 (b)(e)	4,140,000	3,966,740
Independence Plaza Trust sequential payer Series 2018-INDP Class A, 3.763% 7/10/35 (b)	475,983	449,596
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8116% 8/15/39 (b)(e)(h)	8,682,000	8,698,320
J P Morgan Chase Commercial Mtg Securities floater Series 2022-CGSS:
Class A, CME Term SOFR 1 Month Index + 2.470% 7.7949% 12/15/36 (b)(e)(h)	750,000	751,383
Class B, CME Term SOFR 1 Month Index + 2.970% 8.2949% 12/15/36 (b)(e)(h)	510,000	510,295
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9194% 4/15/37 (b)(e)(h)	4,686,142	4,262,861
Jp Morgan Chase Commercial Mor Series 2016-NINE Class B, 2.9492% 9/6/38 (b)(e)	300,000	260,024
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A4, 3.4927% 8/15/47	1,040,232	1,031,157
Series 2015-C14 Class A5, 3.8218% 7/15/48	3,600,000	3,413,733
Series 2015-C29 Class A3A2, 3.3423% 5/15/48 (b)	741,667	713,781
Series 2014-C19 Class XA, 0.7169% 4/15/47 (e)(n)	1,322,481	1,087
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,209,268	1,154,470
Jpmcc Commercial Mortgage Security sequential payer Series 2017-JP6 Class A5, 3.4898% 7/15/50	5,000,000	4,520,864
Jpmcc Re-Remic Trust 2015-Frr2 Series 2015-FRR2:
Class AK39, 2.608% 8/27/47 (b)(e)	310,106	295,233
Class BK39, 8/27/47 (b)(o)	118,331	111,332
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2017 C5 Class A4, 3.414% 3/15/50	3,511,782	3,269,160
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9375% 9/15/29 (b)(e)(h)	4,281,254	3,945,380
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	2,700,000	2,349,547
Class CFX, 4.9498% 7/5/33 (b)	919,000	698,626
Class DFX, 5.3503% 7/5/33 (b)	1,414,000	1,004,226
Class EFX, 5.3635% 7/5/33 (b)(e)	1,934,000	1,276,832
Class XAFX, 1.2948% 7/5/33 (b)(e)(n)	10,000,000	270,057
Series 2019-COR4 Class A3, 3.7629% 3/10/52	5,400,000	4,907,249
Series 2021-MHC Class XCP, 0% 4/15/38 (b)(c)(e)(n)	164,060,500	164
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6182% 5/15/39 (b)(e)(h)	12,656,000	12,393,918
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1168% 5/15/39 (b)(e)(h)	6,596,000	6,389,176
Class C, CME Term SOFR 1 Month Index + 2.090% 7.416% 5/15/39 (b)(e)(h)	3,893,000	3,766,051
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8648% 5/15/39 (b)(e)(h)	3,460,000	3,256,289
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 3/15/38 (b)(e)(h)	4,672,057	4,554,613
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3175% 3/15/38 (b)(e)(h)	1,643,526	1,596,016
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5375% 3/15/38 (b)(e)(h)	1,034,085	996,395
MED Trust floater Series 2021-MDLN:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 11/15/38 (b)(e)(h)	1,353,504	1,320,377
Class E, CME Term SOFR 1 Month Index + 3.260% 8.5875% 11/15/38 (b)(e)(h)	1,229,101	1,176,659
Class F, CME Term SOFR 1 Month Index + 4.110% 9.4375% 11/15/38 (b)(e)(h)	1,408,242	1,334,023
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 7/15/38 (b)(e)(h)	200,000	196,107
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class E, CME Term SOFR 1 Month Index + 2.210% 7.5384% 4/15/38 (b)(e)(h)	5,004,513	4,913,487
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0384% 4/15/38 (b)(e)(h)	658,501	636,613
Morgan Stanley BAML Trust:
sequential payer:
Series 2015-C21 Class A3, 3.077% 3/15/48	3,280,337	3,173,462
Series 2016-C28 Class A3, 3.272% 1/15/49	3,302,603	3,116,666
Series 2015-C25:
Class A4, 3.372% 10/15/48	2,800,000	2,681,633
Class XA, 1.1788% 10/15/48 (e)(n)	9,091,849	107,054
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,096,250
Series 2016-C32 Class A3, 3.459% 12/15/49	8,677,804	8,141,420
Morgan Stanley Capital sequential payer Series 2016-UB11 Class A4, 2.782% 8/15/49	13,840,000	12,669,362
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.22% 8/15/33 (b)(e)(h)	4,512,912	3,745,644
floater sequential payer Series 2019-NUGS Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 12/15/36 (b)(e)(h)	5,200,000	3,978,000
sequential payer:
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	13,482,000	12,322,482
Series 2021-L6 Class A3, 2.196% 6/15/54	7,000,000	5,459,822
Series 2015-UBS8 Class A3, 3.54% 12/15/48	2,387,939	2,287,410
Series 2016-UB12 Class A3, 3.337% 12/15/49	1,966,999	1,827,393
Series 2018-H4 Class A4, 4.31% 12/15/51	3,837,000	3,588,933
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(e)	1,558,000	1,370,349
Class C, 3.283% 11/10/36 (b)(e)	1,495,000	1,272,699
Class D, 3.283% 11/10/36 (b)(e)	2,340,000	1,931,614
Series 2021-L6 Class XA, 1.325% 6/15/54 (e)(n)	12,388,914	686,796
Morgan Stanley Capital I Trust 2017-A floater Series 2017-ASHF Class B, CME Term SOFR 1 Month Index + 1.250% 6.87% 11/15/34 (b)(e)(h)	890,000	874,665
MRCD Mortgage Trust Series 2019-PARK:
Class E, 2.7175% 12/15/36 (b)(c)	600,000	344,879
Class F, 2.7175% 12/15/36 (b)(c)	1,228,000	668,925
Mscr 2021-Minnesota3 M1 floater Series 2021-MN3:
Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.300% 7.6281% 11/25/51 (b)(e)(h)	112,089	108,691
Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 4.000% 9.3281% 11/25/51 (b)(e)(h)	105,728	96,856
Mscr 2022-Minnesota4 M2 floater Series 2022-MN4 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 6.500% 11.8206% 5/25/52 (b)(e)(h)	182,845	186,822
MTN Commercial Mortgage Trust floater Series 2022-LPFL Class F, CME Term SOFR 1 Month Index + 4.280% 9.6191% 3/15/39 (b)(e)(h)	7,000,000	6,555,417
Multi-family1 2021-W10X floater Series 2021-W10:
Class A, CME Term SOFR 1 Month Index + 1.070% 6.3933% 12/15/34 (b)(e)(h)	480,000	466,368
Class B, CME Term SOFR 1 Month Index + 1.370% 6.6933% 12/15/34 (b)(e)(h)	400,000	380,914
Multifamily Conn Ave Securities Trust 2:
floater:
Series 2020-01 Class M10, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.860% 9.1926% 3/25/50 (b)(e)(h)	3,863,340	3,691,907
Series 2023-01 Class M10, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 6.500% 11.83% 11/25/53 (b)(e)(h)	3,525,000	3,564,583
Series 2019-01 Class M10, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.360% 8.6926% 10/25/49 (b)(e)(h)	4,456,876	4,251,659
Nw Re-Remic Trust 2021-Frr1 Series 2021-FRR1 Class BK88, 2.6581% 12/18/51 (b)(e)	267,686	206,336
ONE Mortgage Trust floater Series 2021-PARK Class E, CME Term SOFR 1 Month Index + 1.860% 7.1875% 3/15/36 (b)(e)(h)	6,459,000	5,757,885
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (b)(e)(h)	4,225,000	4,224,997
Class B, CME Term SOFR 1 Month Index + 3.830% 9.162% 10/15/28 (b)(e)(h)	2,425,000	2,419,628
Pfp 2021-7 Ltd. floater Series 2021-7:
Class C, CME Term SOFR 1 Month Index + 1.760% 7.094% 4/14/38 (b)(e)(h)	245,988	233,793
Class D, CME Term SOFR 1 Month Index + 2.510% 7.844% 4/14/38 (b)(e)(h)	424,979	399,875
Prima Capital Ltd. floater Series 2021-9A Class B, CME Term SOFR 1 Month Index + 1.910% 7.2456% 12/15/37 (b)(e)(h)	2,053,000	2,000,893
Rfm Reremic Trust 2022-Frr1 Series 2022-FRR1 Class BK64, 1.72% 3/1/50 (b)(e)	4,000,000	3,215,326
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 6.2375% 4/15/36 (b)(e)(h)	1,900,000	1,851,678
Sbalr Commercial Mortgage 2020:
sequential payer Series 2020-RR1 Class A3, 2.825% 2/13/53 (b)	1,097,373	874,137
Series 2020-RR1 Class XA, 1.3646% 2/13/53 (b)(e)(n)	1,818,351	101,608
Series Rr 2015-1 Trust Series 2015-1 Class B, 4/26/48 (b)(o)	555,850	500,452
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE:
Class A1, 3.872% 1/5/43 (b)(e)	740,000	518,225
Class A2A, 3.659% 1/5/43 (b)(e)	9,930,000	7,046,240
SMRT Commercial Mortgage Trust floater Series 2022 MINI Class D, CME Term SOFR 1 Month Index + 1.950% 7.273% 1/15/39 (b)(e)(h)	1,820,000	1,721,809
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3229% 2/15/39 (b)(e)(h)	1,890,000	1,776,191
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9729% 2/15/39 (b)(e)(h)	983,000	913,946
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.014% 7/15/36 (b)(e)(h)	3,180,000	3,110,107
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1682% 11/15/38 (b)(e)(h)	10,194,000	10,005,047
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5172% 11/15/38 (b)(e)(h)	4,235,000	4,145,356
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7664% 11/15/38 (b)(e)(h)	2,630,000	2,551,071
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0156% 11/15/38 (b)(e)(h)	1,728,000	1,674,865
Series 2021-MFP2 Class C, CME Term SOFR 1 Month Index + 1.480% 6.8082% 11/15/36 (b)(e)(h)	235,000	229,101
Taubman Centers Commercial Mor floater Series 2022-DPM Class A, CME Term SOFR 1 Month Index + 2.180% 7.5089% 5/15/37 (b)(e)(h)	1,300,000	1,286,955
Thpt 2023-Thl Mortgage Trust sequential payer Series 2023-THL Class A, 6.994% 12/10/34 (b)(e)	100,000	99,750
TPGI Trust floater sequential payer Series 2021-DGWD Class A, CME Term SOFR 1 Month Index + 0.810% 6.1445% 6/15/26 (b)(e)(h)	235,731	231,660
Tysn 2023-Crnr sequential payer Series 20XX-CRNR Class A, 6.799% 12/10/38 (b)(e)	100,000	100,910
UBS Commercial Mortgage Trust:
sequential payer:
Series 2018-C12:
Class A2, 4.1519% 8/15/51	628,776	607,950
Class A5, 4.2962% 8/15/51	3,000,000	2,769,632
Series 2019-C17 Class A3, 2.6686% 10/15/52	1,065,000	899,816
Series 2017-C1 Class A3, 3.283% 11/15/50	5,500,000	4,983,625
Ubs Commercial Mortgage Trust Series 2017-C4 Class A/S, 3.836% 10/15/50	1,690,000	1,511,232
UBS Commercial Mortgage Trust:
Series 2017-C7 Class XA, 1.1539% 12/15/50 (e)(n)	14,835,622	449,128
Series 2018-C13 Class A3, 4.0694% 10/15/51	5,663,722	5,390,003
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	3,760,000	2,916,735
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	300,000	233,127
Class X, 0.5162% 10/10/42 (b)(e)(n)	8,700,000	207,222
Wells Fargo Commercial Mortgag floater Series 2020-SDAL Class D, CME Term SOFR 1 Month Index + 2.200% 7.5275% 2/15/37 (b)(e)(h)	600,000	584,838
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6375% 5/15/31 (b)(e)(h)	4,470,000	4,335,224
sequential payer:
Series 2015-C30 Class A4, 3.664% 9/15/58	222,281	212,940
Series 2016-C34 Class A4, 3.096% 6/15/49	6,124,000	5,677,379
Series 2019-C54 Class ASB, 3.063% 12/15/52	2,700,000	2,497,646
Series 2021-C59 Class A4, 2.343% 4/15/54	5,000,000	4,005,348
Series 2021-C61:
Class A3, 2.406% 11/15/54	7,300,000	5,870,215
Class ASB, 2.525% 11/15/54	300,000	259,926
Series 2015-C31 Class XA, 1.1032% 11/15/48 (e)(n)	6,216,795	84,849
Series 2017-C38 Class A/S, 3.665% 7/15/50	1,110,000	999,459
Series 2017-C42 Class XA, 1.0052% 12/15/50 (e)(n)	34,253,668	960,363
Series 2018-C46 Class XA, 1.0822% 8/15/51 (e)(n)	11,714,904	271,052
Series 2018-C48 Class A5, 4.302% 1/15/52	3,181,000	2,980,369
Series 2019-C50 Class XA, 1.41% 5/15/52 (e)(n)	9,310,535	494,435
WF-RBS Commercial Mortgage Trust:
Series 2013-C11 Class D, 4.1891% 3/15/45 (b)(e)	194,255	142,715
Series 2014-C24 Class XA, 0.9805% 11/15/47 (e)(n)	5,866,608	23,502
Series 2014-LC14 Class XA, 1.3053% 3/15/47 (e)(n)	3,979,214	113
Worldwide Plaza Trust sequential payer Series 2017-WWP Class A, 3.5263% 11/10/36 (b)	609,592	465,376
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,239,401,720)		1,153,927,456

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	90,000	116,430
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	3,265,000	3,574,717
Series 2010 S1, 7.043% 4/1/50	280,000	330,449
California Gen. Oblig.:
Series 2009:
7.5% 4/1/34	205,000	239,841
7.55% 4/1/39	290,000	347,015
Series 2018, 4.6% 4/1/38	530,000	484,221
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50	45,000	47,546
Dallas Fort Worth Int'l. Arpt. Rev. Series 2022 A, 4.087% 11/1/51	1,010,000	813,906
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	76,530
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	1,660,000	1,596,645
Jobsohio Beverage Sys. Statewide Series 2020 A, 2.833% 1/1/38	325,000	251,523
Los Angeles Dept. Arpt. Rev. Series C:
2.063% 5/15/34	500,000	365,976
2.163% 5/15/35	500,000	358,925
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	190,000	193,312
Los Angeles Unified School District:
Series 2010 RY, 6.758% 7/1/34	250,000	273,170
Series KRY, 5.75% 7/1/34	180,000	184,419
Louisiana Gas & Fuel Tax Rev. Series 2022 A, 2.952% 5/1/41	5,270,000	3,893,385
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	152,634
Michigan Fin. Auth. Rev. Series 2019 T, 3.384% 12/1/40	545,000	420,766
Michigan State Univ. Revs. Series 2022 A, 4.165% 8/15/22	2,810,000	2,053,544
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	2,070,000	2,451,499
Series 2010 A, 7.102% 1/1/41	855,000	986,198
Series 2021 B:
1.963% 1/1/32	1,000,000	790,351
2.113% 1/1/33	1,050,000	818,462
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2010 EE, 6.011% 6/15/42	70,000	73,746
Series 2011 CC, 5.882% 6/15/44	100,000	103,159
New York City Transitional Fin. Auth. Rev.:
Series 2010 C2, 5.767% 8/1/36	815,000	820,898
Series 2021 E3, 1.97% 2/1/33	2,015,000	1,518,936
Series 2023 F3:
5.13% 2/1/35	750,000	726,617
5.15% 2/1/36	750,000	723,424
Series A5, 2.69% 5/1/33	2,015,000	1,612,804
New York Metropolitan Trans. Auth. Rev.:
Series 2009 A1, 5.871% 11/15/39	20,000	19,802
Series 2010 A, 6.668% 11/15/39	380,000	400,621
Series 2010 E, 6.814% 11/15/40	30,000	32,017
New York State Dorm. Auth. Series 2009 F, 5.628% 3/15/39	990,000	992,814
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	140,000	132,667
Series 2011 A, 4.8% 6/1/11	1,503,000	1,297,642
Port Auth. of New York & New Jersey:
174th Series, 4.458% 10/1/62	515,000	434,151
Series 165, 5.647% 11/1/40	240,000	245,472
Series 180, 4.96% 8/1/46	80,000	74,233
Series 68, 4.926% 10/1/51	70,000	64,400
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	750,000	699,578
San Antonio Elec. & Gas Sys. Rev. Series 2010 A, 5.808% 2/1/41	230,000	237,362
Texas Gen. Oblig. Series 2009 A, 5.517% 4/1/39	340,000	347,422
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 B, 3.922% 12/31/49	555,000	423,949
Univ. of California Revs.:
Series 2012 AD, 4.858% 5/15/12	130,000	109,642
Series 2015 J, 4.131% 5/15/45	1,750,000	1,506,152
Univ. of Michigan Rev.:
Series 2020 B, 2.437% 4/1/40	1,050,000	738,619
Series 2022 A, 4.454% 4/1/22	4,790,000	3,881,814
Series 2022 B, 3.504% 4/1/52	1,080,000	813,151
Univ. of Minnesota Gen. Oblig. Series 2022, 4.048% 4/1/52	3,060,000	2,528,414
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	1,520,000	943,019
TOTAL MUNICIPAL SECURITIES (Cost $52,033,083)		42,323,989

Foreign Government and Government Agency Obligations - 0.2%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (b)		200,000	177,000
9.5% 11/12/25(Reg. S)		200,000	194,625
Bahrain Kingdom 5.45% 9/16/32 (b)		200,000	177,500
Brazil Minas SPE 5.333% 2/15/28 (Reg. S)		1,990,000	1,935,991
Brazilian Federative Republic:
4.75% 1/14/50		200,000	144,000
6% 10/20/33		500,000	485,750
Colombian Republic:
3.125% 4/15/31		209,000	161,139
8% 4/20/33		200,000	207,400
8.75% 11/14/53		388,000	411,280
10.375% 1/28/33		1,360,000	1,566,040
Costa Rican Republic:
6.55% 4/3/34 (b)		200,000	201,035
7.3% 11/13/54 (b)		285,000	290,130
Dominican Republic:
4.5% 1/30/30 (b)		600,000	527,700
5.5% 2/22/29 (b)		2,505,000	2,365,346
5.5% 2/22/29(Reg. S)		161,000	152,024
5.95% 1/25/27 (b)		1,100,000	1,079,650
6% 7/19/28 (b)		1,250,000	1,216,488
6% 2/22/33 (Reg. S)		157,000	146,269
6.4% 6/5/49(Reg. S)		450,000	394,425
7.05% 2/3/31(Reg. S)		500,000	502,545
7.45% 4/30/44		100,000	98,500
Export Credit Bank of Turkey 9.375% 1/31/26 (b)		200,000	205,375
Finance Department Government of Sharjah 6.5% 11/23/32 (b)		202,000	203,768
German Federal Republic:
0% 10/9/26 (Reg. S)	EUR	2,650,000	2,683,185
1% 5/15/38(Reg. S)	EUR	5,750,000	5,018,053
1.25% 8/15/48 (j)	EUR	2,030,000	1,647,081
2.1% 11/15/29(Reg. S)	EUR	3,050,000	3,272,915
2.2% 12/12/24(Reg. S)	EUR	310,000	333,579
2.6% 8/15/33(Reg. S)	EUR	330,000	363,554
Guatemalan Republic:
3.7% 10/7/33 (Reg. S)		747,000	577,917
4.9% 6/1/30(Reg. S)		200,000	183,235
6.6% 6/13/36 (b)		200,000	192,724
Hungarian Republic:
1.75% 6/5/35 (Reg. S)	EUR	1,370,000	1,055,056
2.125% 9/22/31 (b)		580,000	445,875
7.625% 3/29/41		2,300,000	2,538,625
Indonesian Republic:
1.1% 3/12/33	EUR	3,500,000	2,890,648
2.8% 6/23/30(Reg. S)		200,000	174,552
3.05% 3/12/51		670,000	461,764
3.4% 9/18/29		420,000	384,871
3.5% 1/11/28		6,300,000	5,922,693
3.75% 6/14/28 (Reg. S)	EUR	2,000,000	2,154,550
4.65% 9/20/32		1,975,000	1,893,749
Istanbul Metropolitan Municipality 10.5% 12/6/28 (b)		200,000	201,600
Italian Republic 2.375% 10/17/24		3,800,000	3,691,989
Ivory Coast 6.125% 6/15/33(Reg. S)		600,000	529,500
Jordanian Kingdom 7.375% 10/10/47(Reg. S)		200,000	173,000
Mongolia Government 8.65% 1/19/28(Reg. S)		200,000	205,272
Moroccan Kingdom 6.5% 9/8/33(Reg. S)		200,000	202,250
Panamanian Republic:
2.252% 9/29/32		480,000	335,726
3.16% 1/23/30		1,020,000	834,768
3.298% 1/19/33		8,600,000	6,508,480
3.875% 3/17/28		720,000	648,720
4.3% 4/29/53		615,000	381,485
4.5% 4/16/50		400,000	259,600
4.5% 4/1/56		480,000	302,880
6.853% 3/28/54		200,000	176,700
Peruvian Republic:
2.783% 1/23/31		772,000	650,024
2.844% 6/20/30		800,000	689,200
3.55% 3/10/51		480,000	337,440
4.125% 8/25/27		200,000	191,926
Philippine Republic:
3% 2/1/28		1,130,000	1,045,736
3.2% 7/6/46		390,000	274,018
Polish Government:
4.875% 10/4/33		267,000	258,389
5.5% 4/4/53		56,000	53,766
5.75% 11/16/32		236,000	244,590
Quebec Province yankee 7.125% 2/9/24		645,000	646,722
Republic of Kenya 6.3% 1/23/34(Reg. S)		200,000	148,625
Republic of Nigeria:
6.5% 11/28/27(Reg. S)		500,000	442,500
7.143% 2/23/30(Reg. S)		200,000	170,250
7.375% 9/28/33 (b)		500,000	395,938
7.625% 11/21/25(Reg. S)		200,000	195,000
Republic of Paraguay:
4.95% 4/28/31 (Reg. S)		650,000	612,963
5.4% 3/30/50(Reg. S)		419,000	342,528
5.6% 3/13/48(Reg. S)		400,000	335,528
Republic of Senegal 6.75% 3/13/48(Reg. S)		200,000	140,500
Republic of Serbia:
1.5% 6/26/29 (Reg. S)	EUR	2,722,000	2,362,910
1.65% 3/3/33 (b)	EUR	569,000	427,356
3.125% 5/15/27 (Reg. S)	EUR	5,088,000	5,109,071
6.25% 5/26/28 (b)		995,000	997,488
Romanian Republic:
3% 2/14/31 (b)		60,000	48,750
3% 2/14/31 (Reg. S)		814,000	661,375
3.875% 10/29/35 (b)	EUR	289,000	250,482
5% 9/27/26 (b)	EUR	2,800,000	3,072,563
7.125% 1/17/33(Reg. S)		100,000	103,750
South African Republic:
4.85% 9/30/29		211,000	188,581
5.875% 4/20/32		700,000	627,865
7.3% 4/20/52		500,000	431,250
Sultanate of Oman:
5.625% 1/17/28 (Reg. S)		575,000	574,339
7% 1/25/51(Reg. S)		200,000	201,250
Turkish Republic 9.875% 1/15/28		200,000	214,750
Ukraine Government:
4.375% 1/27/32 (b)	EUR	1,365,000	312,019
6.75% 6/20/28 (Reg. S)	EUR	1,450,000	382,744
7.75% 9/1/24 (b)		2,800,000	876,400
8.994% 2/1/26 (Reg. S)		1,800,000	535,950
United Kingdom, Great Britain and Northern Ireland 1% 4/22/24(Reg. S)	GBP	2,105,000	2,615,570
United Mexican States:
2.659% 5/24/31		4,255,000	3,476,335
3.5% 2/12/34		1,420,000	1,154,460
4.15% 3/28/27		275,000	267,575
4.28% 8/14/41		400,000	311,800
4.5% 4/22/29		2,920,000	2,800,280
4.5% 1/31/50		650,000	495,300
4.75% 3/8/44		2,366,000	1,907,469
6.05% 1/11/40		1,600,000	1,533,600
6.338% 5/4/53		200,000	190,200
6.35% 2/9/35		1,550,000	1,563,175
Uruguay Republic:
4.375% 10/27/27		150,000	150,003
5.1% 6/18/50		220,000	206,250
5.75% 10/28/34		230,000	240,465
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $113,179,850)			100,957,594

Supranational Obligations - 0.0%
		Principal Amount (a)	Value ($)
European Investment Bank:
0% 6/17/27	EUR	300,000	295,206
0% 1/14/31 (Reg. S)	EUR	2,180,000	1,927,507
3% 11/15/28 (Reg. S)	EUR	900,000	983,465
European Union:
0% 10/4/28 (Reg. S)	EUR	125,000	118,442
2.5% 10/4/52 (Reg. S)	EUR	505,000	445,287
2.75% 10/5/26 (Reg. S)	EUR	500,000	541,161
3% 3/4/53 (Reg. S)	EUR	1,660,000	1,622,605
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $5,717,984)			5,933,673

Common Stocks - 0.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Emergence SA (c)(q)	75,805	2,894,993
Intelsat Jackson Holdings SA:
Series A rights (c)(q)	7,937	75,322
Series B rights (c)(q)	7,937	277,636
TOTAL COMMON STOCKS (Cost $2,960,195)		3,247,951

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 10/8/27 (e)(h)(r)	235,909	230,822
Zayo Group Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.320% 9.6734% 3/9/27 (e)(h)(r)	1,028,307	874,914
		1,105,736
Media - 0.0%
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9374% 4/15/27 (e)(h)(r)	1,078,827	1,008,196
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8229% 1/18/28 (e)(h)(r)	99,250	95,467
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (d)(e)(h)(r)	3,283,417	69,773
DIRECTV Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6447% 8/2/27 (e)(h)(r)	410,000	402,858
Virgin Media Bristol LLC Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9374% 1/31/28 (e)(h)(r)	500,000	491,605
		2,067,899
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.96% 5/25/24 (e)(h)(r)	878,597	810,505
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.7719% 2/1/29 (e)(h)(r)	90,275	90,062
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 7.2% 4/11/25 (e)(h)(r)	693,913	694,440
		1,595,007
TOTAL COMMUNICATION SERVICES		4,768,642
CONSUMER DISCRETIONARY - 0.0%
Broadline Retail - 0.0%
Bass Pro Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.4017% 3/5/28 (e)(h)(r)	1,169,036	1,157,976
Buzz Merger Sub Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 2.9586% 1/29/27 (e)(h)(r)	118,098	118,048
		1,276,024
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4628% 8/12/28 (e)(h)(r)	562,125	561,541
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0824% 7/30/28 (e)(h)(r)	382,668	375,302
Pre-Paid Legal Services, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 12/15/28 (h)(r)(s)	136,538	135,099
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6639% 3/4/28 (e)(h)(r)	965,617	835,433
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 5/29/25 (h)(r)(s)	291,633	291,227
		2,198,602
Hotels, Restaurants & Leisure - 0.0%
Burger King Worldwide, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5984% 9/21/30 (e)(h)(r)	210,273	209,321
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3484% 1/27/29 (e)(h)(r)	607,939	603,155
KFC Holding Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1956% 3/15/28 (e)(h)(r)	410,706	409,782
Penn Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1984% 5/3/29 (e)(h)(r)	210,693	210,573
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4223% 4/14/29 (e)(h)(r)	423,781	423,858
		1,856,689
Specialty Retail - 0.0%
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.9017% 4/15/28 (e)(h)(r)	1,211,901	919,530
TOTAL CONSUMER DISCRETIONARY		6,250,845
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Bengal Debt Merger Sub LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7401% 1/24/29 (e)(h)(r)	1,556,682	1,455,747
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4901% 1/24/30 (e)(h)(r)	274,373	217,956
City Brewing Co. LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 4.25% 4/5/28 (e)(h)(r)	299,898	241,118
		1,914,821
Consumer Staples Distribution & Retail - 0.0%
H-Food Holdings LLC 1LN, term loan 1 month U.S. LIBOR + 3.000% 5/25/25 (h)(r)(s)	124,429	96,640
Personal Care Products - 0.0%
Prestige Brands, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 2.5% 7/1/28 (e)(h)(r)	267,045	267,171
TOTAL CONSUMER STAPLES		2,278,632
FINANCIALS - 0.0%
Capital Markets - 0.0%
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.1401% 4/9/27 (e)(h)(r)	557,746	546,033
Hudson River Trading LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 3/18/28 (h)(r)(s)	348,214	345,345
		891,378
Financial Services - 0.0%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 6.8984% 1/15/25 (e)(h)(r)	723,188	724,012
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9/21/30 (h)(r)(s)	315,202	314,808
Setanta Aircraft Leasing DAC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 11/5/28 (h)(r)(s)	485,000	484,850
TransUnion LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.7128% 12/1/28 (e)(h)(r)	449,451	449,299
		1,972,969
Insurance - 0.0%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.1498% 2/15/27 (e)(h)(r)	629,286	623,125
Asurion LLC Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 12/23/26 (e)(h)(r)	589,915	581,291
		1,204,416
Mortgage Real Estate Investment Trusts - 0.0%
Blackstone Mortgage Trust, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 2.6536% 4/23/26 (e)(h)(r)	487,310	473,299
TOTAL FINANCIALS		4,542,062
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5/10/27 (h)(r)(s)	551,307	533,803
Health Care Providers & Services - 0.0%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.533% 11/23/27 (e)(h)(r)	203,447	84,091
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4901% 10/1/27 (e)(h)(r)	736,742	709,115
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9017% 7/3/28 (e)(h)(r)	240,422	240,773
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6886% 11/15/28 (e)(h)(r)	487,525	486,867
Star Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9/28/30 (h)(r)(s)	162,645	158,828
		1,679,674
Health Care Technology - 0.0%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5984% 2/15/29 (e)(h)(r)	188,712	185,043
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9017% 7/3/28 (e)(h)(r)	59,901	59,989
Pharmaceuticals - 0.0%
Grifols, S.A. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.538% 11/15/27 (e)(h)(r)	1,336,083	1,319,008
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9628% 5/5/28 (e)(h)(r)	1,096,504	1,098,028
Sunshine Luxembourg VII SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 10/2/26 (h)(r)(s)	447,901	449,209
		2,866,245
TOTAL HEALTH CARE		5,324,754
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
TransDigm, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6401% 8/24/28 (e)(h)(r)	798,799	798,975
Commercial Services & Supplies - 0.0%
Filtration Group Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7128% 10/19/28 (e)(h)(r)	215,511	215,736
Maverick Purchaser Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4628% 1/23/27 (e)(h)(r)	273,484	272,596
Trugreen LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 10/30/27 (h)(r)(s)	224,708	210,504
		698,836
Ground Transportation - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4901% 12/30/26 (e)(h)(r)	1,289,469	1,289,804
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.4274% 4/20/28 (e)(h)(r)	182,840	185,354
United Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2074% 4/21/28 (e)(h)(r)	1,255,176	1,253,745
		1,439,099
Professional Services - 0.0%
DTI Holdco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 4/26/29 (h)(r)(s)	94,647	92,255
Element Materials Technology Group:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5919% 6/24/29 (e)(h)(r)	192,503	187,811
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5919% 6/24/29 (e)(h)(r)	88,847	86,682
		366,748
TOTAL INDUSTRIALS		4,593,462
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 4/4/26 (e)(h)(r)	909,599	795,044
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2128% 7/1/29 (e)(h)(r)	396,906	396,410
IT Services - 0.0%
Arches Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6984% 12/4/27 (e)(h)(r)	261,622	257,044
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1984% 2/1/28 (e)(h)(r)	306,919	304,783
		561,827
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8901% 7/6/29 (e)(h)(r)	31,691	31,726
Software - 0.1%
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4062% 7/6/29 (e)(h)(r)	170,526	170,556
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1133% 8/14/25 (e)(h)(r)	334,474	319,172
Gen Digital, Inc. Tranche A2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 9/12/27 (h)(r)(s)	499,509	497,511
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1701% 3/1/29 (e)(h)(r)	2,814,375	2,773,679
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5984% 5/3/28 (e)(h)(r)	316,969	306,623
Open Text Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1984% 1/31/30 (e)(h)(r)	173,522	173,696
Tranche B, term loan CME Term SOFR 1 Month Index + 1.750% 1.855% 5/30/25 (e)(h)(r)	254,073	254,141
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 8/31/28 (e)(h)(r)	106,122	105,265
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 4/22/28 (e)(h)(r)	146,136	142,392
Renaissance Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.0903% 5/31/25 (e)(h)(r)	403,068	402,105
Sophia LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9484% 10/7/27 (e)(h)(r)	262,287	262,368
		5,407,508
TOTAL INFORMATION TECHNOLOGY		7,192,515
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1858% 7/1/29 (e)(h)(r)	1,383,988	1,378,937
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0741% 8/1/25 (e)(h)(r)	99,000	99,124
TOTAL BANK LOAN OBLIGATIONS (Cost $37,984,876)		36,428,973

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank:
3.45% 7/27/26	435,000	400,743
4.65% 9/13/28	500,000	455,484
5.974% 8/9/28 (e)	3,503,000	3,252,773
Regions Bank 6.45% 6/26/37	2,533,000	2,444,712
Wells Fargo Bank NA 5.45% 8/7/26	1,537,000	1,545,896
TOTAL BANK NOTES (Cost $8,327,696)		8,099,608

Fixed-Income Funds - 67.2%
	Shares	Value ($)
High Yield Fixed-Income Funds - 0.9%
T. Rowe Price Emerging Markets Bond Fund Class I	20,000,302	174,402,638
TCW Emerging Markets Income Fund Class N	34,514,393	273,699,134
TOTAL HIGH YIELD FIXED-INCOME FUNDS		448,101,772
Intermediate Government Funds - 4.8%
Fidelity SAI U.S. Treasury Bond Index Fund (t)	264,975,435	2,268,189,722
Intermediate-Term Bond Funds - 54.1%
American Funds The Bond Fund of America Class F2	108,094,690	1,202,012,953
Baird Aggregate Bond Fund Class Institutional	112,706,703	1,071,840,745
Baird Core Plus Bond Fund - Institutional Class	92,393,314	908,226,275
Columbia Mortgage Opportunities Fund Class A	35,147,341	272,391,893
DoubleLine Total Return Bond Fund Class N	194,419,187	1,658,395,662
Fidelity SAI Total Bond Fund (t)	545,116,693	4,780,673,398
Fidelity U.S. Bond Index Fund (t)	33,944,856	342,164,144
iShares Core U.S. Aggregate Bond ETF (u)	2,911,850	280,294,681
iShares iBoxx $ Investment Grade Corporate Bond ETF (u)	1,399,906	148,796,009
John Hancock Bond Fund Class R6	46,167,493	606,640,862
JPMorgan Core Bond Fund Class R6	50,250,009	501,495,088
PIMCO Income Fund Institutional Class	91,622,213	948,289,907
PIMCO Mortgage Opportunities Fund Institutional Class	179,564,829	1,664,565,968
PIMCO Total Return Fund Institutional Class	645,831,784	5,386,237,019
Voya Intermediate Bond Fund Class I	167,929,896	1,424,045,515
Western Asset Core Bond Fund Class I	332,270,084	3,442,318,072
Western Asset Core Plus Bond Fund Class I	129,488,521	1,182,230,193
TOTAL INTERMEDIATE-TERM BOND FUNDS		25,820,618,384
Long Government Bond Funds - 6.6%
Fidelity SAI Long-Term Treasury Bond Index Fund (t)	63,267,210	440,972,457
iShares 20+ Year Treasury Bond ETF	2,387,098	218,562,693
iShares 7-10 Year Treasury Bond ETF (u)	19,751,972	1,845,031,705
SPDR Portfolio Long Term Treasury ETF (u)	23,955,757	645,847,209
TOTAL LONG GOVERNMENT BOND FUNDS		3,150,414,064
Short-Term Bond - 0.8%
iShares 1-5 Year Investment Grade Corporate Bond ETF (u)	7,877,011	399,049,377
TOTAL FIXED-INCOME FUNDS (Cost $37,008,877,130)		32,086,373,319

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV:
3.5% (Reg. S) (e)(i)	5,100,000	5,301,539
3.748% (Reg. S) (e)(i)	300,000	290,472
		5,592,011
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (e)(i)	1,600,000	1,500,824
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC:
4.375% (e)(i)	7,022,000	6,765,543
4.875% (e)(i)	405,000	364,000
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.6693% (e)(h)(i)	355,000	337,218
6.5% (e)(i)	3,770,000	3,530,195
6.625% (e)(i)	730,000	590,786
7.125% (e)(i)	2,520,000	2,231,385
		13,819,127
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (e)(i)	690,000	730,411
Banco Santander SA 9.625% (e)(i)	1,200,000	1,223,854
Bank of Nova Scotia CME Term SOFR 3 Month Index + 2.900% 8.3354% (e)(h)(i)	12,927,000	11,469,411
Barclays PLC:
5.875% (Reg. S) (e)(i)	650,000	780,589
8.875% (e)(i)	300,000	364,059
9.625% (e)(i)	620,000	621,240
BNP Paribas SA 6.625% (Reg. S) (e)(i)	830,000	824,813
Citigroup, Inc. 3.875% (e)(i)	4,320,000	3,759,175
JPMorgan Chase & Co. 4.6% (e)(i)	7,120,000	6,834,096
Societe Generale 7.875% (Reg. S) (e)(i)	415,000	414,674
U.S. Bancorp 3.7% (e)(i)	4,850,000	3,687,019
Wells Fargo & Co. 7.625% (e)(i)	160,000	164,020
		30,873,361
Capital Markets - 0.0%
Charles Schwab Corp.:
4% (e)(i)	220,000	166,127
5.375% (e)(i)	110,000	106,286
Credit Suisse Group AG 7.5% (Reg. S) (d)(e)(i)	2,750,000	302,500
Goldman Sachs Group, Inc.:
3.65% (e)(i)	1,750,000	1,459,625
4.125% (e)(i)	2,505,000	2,113,435
UBS Group AG:
9.25% (b)(e)(i)	200,000	211,985
9.25% (b)(e)(i)	200,000	208,955
		4,568,913
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (e)(i)	530,000	373,032
4.7% (e)(i)	45,000	29,006
American Express Co. 3.55% (e)(i)	770,000	649,133
		1,051,171
Financial Services - 0.0%
Fannie Mae Series 2015-M8 Class A2, 2.9% 1/25/25	284,232	275,533
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (e)(i)	2,250,000	2,112,983
TOTAL FINANCIALS		38,881,961
INDUSTRIALS - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (e)(i)	320,000	349,042
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown SA 3.375% (Reg. S) (e)(i)	2,200,000	921,960
AT Securities BV USD SWAP SEMI 30/360 5Y INDX + 3.540% 7.747% (Reg. S) (e)(h)(i)	2,750,000	1,211,375
Citycon Oyj 4.496% (Reg. S) (e)(i)	450,000	342,388
CPI Property Group SA 3.75% (Reg. S) (e)(i)	1,325,000	295,664
Grand City Properties SA 1.5% (Reg. S) (e)(i)	2,400,000	1,078,007
Heimstaden Bostad AB:
3.248% (Reg. S) (e)(i)	2,085,000	993,779
3.625% (Reg. S) (e)(i)	185,000	74,498
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (e)(i)	770,000	118,639
		5,036,310
UTILITIES - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.625% (Reg. S) (e)(i)	1,555,000	1,537,506
SSE PLC 3.74% (Reg. S) (e)(i)	635,000	744,458
		2,281,964
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp. 7% (b)(e)(i)	2,575,000	2,446,250
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (e)(i)	290,000	305,437
Veolia Environnement SA 2% (Reg. S) (e)(i)	500,000	472,137
		777,574
TOTAL UTILITIES		5,505,788
TOTAL PREFERRED SECURITIES (Cost $90,480,571)		70,685,063

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (v)	635,592,226	635,719,345
Fidelity Investments Money Market Government Portfolio Class I 5.24% (t)(w)	157,653,282	157,653,282
Fidelity Investments Money Market Government Portfolio Institutional Class 5.28% (t)(w)	61,545,530	61,545,530
Fidelity Securities Lending Cash Central Fund 5.39% (v)(x)	663,506,374	663,572,725
State Street Institutional U.S. Government Money Market Fund Premier Class 5.31% (w)	103,198,737	103,198,737
TOTAL MONEY MARKET FUNDS (Cost $1,621,685,973)		1,621,689,619

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
USD/JPY	Bank of America Corp.	0	8,775,000	148.5	12/22/23	57,696
USD/JPY	Bank of America Corp.	0	8,775,000	148.5	12/22/23	57,795

						115,491
TOTAL PURCHASED OPTIONS (Cost 106,625)						115,491

TOTAL INVESTMENT IN SECURITIES - 107.2% (Cost $57,306,456,691)	51,183,665,817
NET OTHER ASSETS (LIABILITIES) - (7.2)%	(3,421,315,528)
NET ASSETS - 100.0%	47,762,350,289

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/53	(6,100,000)	(4,926,111)
2% 12/1/53	(2,225,000)	(1,796,819)
2% 12/1/53	(19,200,000)	(15,505,137)
2% 12/1/53	(7,050,000)	(5,693,292)
2% 12/1/53	(7,100,000)	(5,733,670)
2% 12/1/53	(22,000,000)	(17,766,302)
2% 12/1/53	(4,150,000)	(3,351,371)
2% 12/1/53	(13,050,000)	(10,538,648)
2% 12/1/53	(8,150,000)	(6,581,607)
2% 12/1/53	(25,700,000)	(20,754,271)
2.5% 12/1/53	(9,150,000)	(7,645,757)
2.5% 12/1/53	(24,300,000)	(20,305,126)
2.5% 12/1/53	(12,150,000)	(10,152,563)
2.5% 12/1/53	(32,100,000)	(26,822,821)
3% 12/1/53	(3,900,000)	(3,377,691)
3% 12/1/53	(14,950,000)	(12,947,814)
3% 12/1/53	(6,100,000)	(5,283,054)
3% 12/1/53	(23,250,000)	(20,136,232)
3.5% 12/1/53	(1,025,000)	(916,768)
3.5% 12/1/53	(7,250,000)	(6,484,458)
3.5% 12/1/53	(1,050,000)	(939,128)
3.5% 12/1/53	(7,300,000)	(6,529,178)
5.5% 12/1/53	(2,775,000)	(2,756,900)
5.5% 12/1/53	(18,025,000)	(17,907,428)
5.5% 12/1/53	(9,700,000)	(9,636,730)
6.5% 12/1/53	(600,000)	(610,134)
6.5% 12/1/53	(300,000)	(305,067)
6.5% 12/1/53	(5,350,000)	(5,440,363)
6.5% 12/1/53	(2,650,000)	(2,694,759)
6.5% 12/1/53	(2,600,000)	(2,643,915)
6.5% 1/1/54	(4,125,000)	(4,191,288)

TOTAL GINNIE MAE		(260,374,402)

Uniform Mortgage Backed Securities
1.5% 12/1/38	(165,000)	(140,122)
2% 12/1/53	(97,700,000)	(76,008,109)
2% 12/1/53	(33,600,000)	(26,139,943)
2% 12/1/53	(58,550,000)	(45,550,407)
2% 12/1/53	(800,000)	(622,380)
2% 12/1/53	(2,500,000)	(1,944,936)
2% 12/1/53	(3,150,000)	(2,450,620)
2% 12/1/53	(5,700,000)	(4,434,455)
2% 12/1/53	(1,800,000)	(1,400,354)
2% 12/1/53	(19,250,000)	(14,976,009)
2% 12/1/53	(11,100,000)	(8,635,517)
2% 12/1/53	(34,500,000)	(26,840,120)
2% 12/1/53	(2,875,000)	(2,236,677)
2% 12/1/53	(8,950,000)	(6,962,872)
2% 12/1/53	(5,000,000)	(3,889,873)
2% 12/1/53	(1,600,000)	(1,244,759)
2% 12/1/53	(5,200,000)	(4,045,467)
2% 12/1/53	(8,600,000)	(6,690,581)
2% 12/1/53	(28,850,000)	(22,444,564)
2% 12/1/53	(14,000,000)	(10,891,643)
2% 12/1/53	(3,950,000)	(3,072,999)
2% 12/1/53	(1,500,000)	(1,166,962)
2% 12/1/53	(5,700,000)	(4,434,455)
2% 12/1/53	(9,125,000)	(7,099,017)
2% 12/1/53	(6,675,000)	(5,192,980)
2% 12/1/53	(77,050,000)	(59,942,935)
2% 12/1/53	(15,475,000)	(12,039,155)
2% 12/1/53	(4,600,000)	(3,578,683)
2% 12/1/53	(12,075,000)	(9,394,042)
2.5% 12/1/53	(1,200,000)	(973,219)
2.5% 12/1/53	(4,900,000)	(3,973,978)
2.5% 12/1/53	(16,850,000)	(13,665,618)
2.5% 12/1/53	(116,800,000)	(94,726,657)
2.5% 12/1/53	(19,700,000)	(15,977,013)
3% 12/1/53	(47,600,000)	(40,184,829)
3% 12/1/53	(22,200,000)	(18,741,664)
3% 12/1/53	(86,100,000)	(72,687,265)
3% 12/1/53	(34,650,000)	(29,252,192)
3% 12/1/53	(8,850,000)	(7,471,339)
3% 12/1/53	(19,000,000)	(16,040,163)
3% 12/1/53	(3,300,000)	(2,785,923)
3% 12/1/53	(12,925,000)	(10,911,532)
3% 12/1/53	(11,225,000)	(9,476,359)
3% 12/1/53	(32,100,000)	(27,099,433)
3% 12/1/53	(27,900,000)	(23,553,713)
3% 12/1/53	(8,200,000)	(6,922,597)
3% 12/1/53	(5,100,000)	(4,305,517)
3% 12/1/53	(425,000)	(358,793)
3% 12/1/53	(17,125,000)	(14,457,252)
3% 12/1/53	(11,000,000)	(9,286,410)
3% 12/1/53	(1,200,000)	(1,013,063)
3% 12/1/53	(4,800,000)	(4,052,252)
3% 12/1/53	(1,375,000)	(1,160,801)
3% 12/1/53	(225,000)	(189,949)
3% 12/1/53	(7,150,000)	(6,036,167)
3% 12/1/53	(61,650,000)	(52,046,108)
3% 12/1/53	(575,000)	(485,426)
3% 12/1/53	(6,350,000)	(5,360,791)
3% 12/1/53	(300,000)	(253,266)
3% 12/1/53	(1,925,000)	(1,625,122)
3.5% 12/1/53	(1,200,000)	(1,053,140)
3.5% 12/1/53	(3,600,000)	(3,159,421)
3.5% 12/1/53	(2,250,000)	(1,974,638)
3.5% 12/1/53	(4,050,000)	(3,554,349)
3.5% 12/1/53	(2,550,000)	(2,237,923)
4% 12/1/53	(2,660,000)	(2,416,653)
4% 12/1/53	(3,961,900)	(3,599,450)
4% 12/1/53	(900,000)	(817,664)
4% 12/1/53	(500,000)	(454,258)
4.5% 12/1/53	(300,000)	(281,133)
4.5% 12/1/53	(2,300,000)	(2,155,350)
4.5% 12/1/53	(7,300,000)	(6,840,895)
4.5% 12/1/53	(2,700,000)	(2,530,194)
5% 12/1/38	(250,000)	(243,652)
5% 12/1/38	(1,000,000)	(974,609)
5% 12/1/53	(400,000)	(385,328)
5% 12/1/53	(1,200,000)	(1,155,984)
5% 12/1/53	(1,600,000)	(1,541,311)
5% 12/1/53	(4,900,000)	(4,720,266)
5% 12/1/53	(4,900,000)	(4,720,266)
5% 12/1/53	(25,000)	(24,083)
5.5% 12/1/53	(7,500,000)	(7,395,120)
5.5% 12/1/53	(800,000)	(788,813)
5.5% 12/1/53	(2,400,000)	(2,366,438)
5.5% 12/1/53	(2,500,000)	(2,465,040)
5.5% 12/1/53	(700,000)	(690,211)
5.5% 12/1/53	(5,200,000)	(5,127,283)
5.5% 12/1/53	(2,000,000)	(1,972,032)
5.5% 12/1/53	(10,000,000)	(9,860,160)
5.5% 12/1/53	(3,000,000)	(2,958,048)
5.5% 12/1/53	(4,325,000)	(4,264,519)
6.5% 12/1/53	(3,400,000)	(3,455,248)
6.5% 12/1/53	(1,325,000)	(1,346,531)
6.5% 12/1/53	(11,850,000)	(12,042,557)
6.5% 12/1/53	(6,100,000)	(6,199,122)
6.5% 12/1/53	(4,200,000)	(4,268,248)
6.5% 12/1/53	(5,000,000)	(5,081,248)
6.5% 1/1/54	(775,000)	(787,260)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(984,453,492)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,225,238,515)		(1,244,827,894)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675%, expiring September 2033.	9/20/28	10,800,000	(465,633)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	10,800,000	(401,165)

TOTAL WRITTEN SWAPTIONS			(866,798)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	44	Dec 2023	3,275,353	41,595	41,595
TME 10 Year Canadian Note Contracts (Canada)	54	Mar 2024	4,765,865	35,658	35,658

TOTAL BOND INDEX CONTRACTS					77,253

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	963	Mar 2024	105,734,391	424,758	424,758
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,403	Mar 2024	491,319,633	1,262,920	1,262,920
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,954	Mar 2024	208,787,953	1,190,389	1,190,389
CBOT Long Term U.S. Treasury Bond Contracts (United States)	319	Mar 2024	37,143,563	196,963	196,963
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	57	Mar 2024	6,470,391	28,983	28,983
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1,444	Mar 2024	177,612,000	1,486,030	1,486,030

TOTAL TREASURY CONTRACTS					4,590,043

TOTAL PURCHASED					4,667,296

Sold

Bond Index Contracts
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	13	Mar 2024	1,841,829	(3,124)	(3,124)
ICE Long Gilt Contracts (United Kingdom)	33	Mar 2024	4,027,771	17,620	17,620
JPN 10Y BOND(OSE) Contracts (Japan)	15	Dec 2023	14,817,887	(227,018)	(227,018)
TME 10 Year Canadian Note Contracts (Canada)	134	Mar 2024	11,826,405	(154,687)	(154,687)

TOTAL BOND INDEX CONTRACTS					(367,209)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,239	Mar 2024	136,038,328	(724,748)	(724,748)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	390	Mar 2024	79,739,766	(4,617)	(4,617)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	418	Mar 2024	48,670,875	(239,322)	(239,322)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	245	Mar 2024	27,811,328	(152,585)	(152,585)

TOTAL TREASURY CONTRACTS					(1,121,272)

TOTAL SOLD					(1,488,481)

TOTAL FUTURES CONTRACTS					3,178,815
The notional amount of futures purchased as a percentage of Net Assets is 2.1%
The notional amount of futures sold as a percentage of Net Assets is 0.7%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
USD/JPY	Bank of America Corp.	0	8,775,000	151.50	12/22/23	(12,127)
USD/JPY	Bank of America Corp.	0	8,775,000	151.50	12/22/23	(12,241)

TOTAL WRITTEN OPTIONS						(24,368)

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	208,000	USD	227,087	Morgan Stanley Cap. Group, Inc	12/01/23	(679)
JPY	8,400,000	USD	56,873	Barclays Bank PLC	12/01/23	(216)
EUR	65,848,496	USD	71,974,777	JPMorgan Chase Bank, N.A.	12/04/23	(298,689)
GBP	12,334,828	USD	15,516,012	Citibank, N. A.	12/04/23	56,091
USD	88,477	CAD	120,000	JPMorgan Chase Bank, N.A.	12/04/23	43
USD	69,735,533	EUR	65,848,496	BNP Paribas S.A.	12/04/23	(1,940,555)
USD	14,960,284	GBP	12,334,828	BNP Paribas S.A.	12/04/23	(611,820)
CAD	223,000	USD	165,024	BNP Paribas S.A.	12/08/23	(673)
CAD	140,000	USD	101,806	BNP Paribas S.A.	12/08/23	1,374
CAD	52,000	USD	37,972	JPMorgan Chase Bank, N.A.	12/08/23	352
EUR	100,000	USD	105,511	BNP Paribas S.A.	12/08/23	3,360
EUR	40,000	USD	42,605	BNP Paribas S.A.	12/08/23	944
EUR	86,000	USD	90,963	Bank of America, N.A.	12/08/23	2,667
EUR	45,000	USD	47,694	Brown Brothers Harriman & Co	12/08/23	1,298
EUR	145,000	USD	157,738	Citibank, N. A.	12/08/23	125
EUR	80,000	USD	87,668	HSBC Bank	12/08/23	(571)
EUR	75,000	USD	79,552	JPMorgan Chase Bank, N.A.	12/08/23	2,101
EUR	103,000	USD	109,497	JPMorgan Chase Bank, N.A.	12/08/23	2,640
EUR	227,000	USD	246,893	JPMorgan Chase Bank, N.A.	12/08/23	244
EUR	94,000	USD	103,346	JPMorgan Chase Bank, N.A.	12/08/23	(1,007)
GBP	50,000	USD	60,600	BNP Paribas S.A.	12/08/23	2,525
GBP	209,000	USD	263,510	BNP Paribas S.A.	12/08/23	352
GBP	93,000	USD	113,219	HSBC Bank	12/08/23	4,194
GBP	35,000	USD	42,747	JPMorgan Chase Bank, N.A.	12/08/23	1,440
GBP	156,000	USD	191,869	JPMorgan Chase Bank, N.A.	12/08/23	5,081
GBP	632,000	USD	771,589	State Street Bank and Trust Co	12/08/23	26,311
USD	110,030	AUD	171,000	HSBC Bank	12/08/23	(2,974)
USD	116,384	CAD	160,000	Bank of America, N.A.	12/08/23	(1,536)
USD	40,004	CAD	54,000	Goldman Sachs Bank USA	12/08/23	206
USD	174,286	CAD	236,000	HSBC Bank	12/08/23	354
USD	78,159	CAD	106,000	JPMorgan Chase Bank, N.A.	12/08/23	37
USD	44,766	CAD	60,000	JPMorgan Chase Bank, N.A.	12/08/23	546
USD	83,643	EUR	78,000	BNP Paribas S.A.	12/08/23	(1,277)
USD	233,778	EUR	218,000	BNP Paribas S.A.	12/08/23	(3,561)
USD	70,594,717	EUR	65,578,000	Bank of America, N.A.	12/08/23	(800,769)
USD	192,839	EUR	184,000	Bank of America, N.A.	12/08/23	(7,484)
USD	114,177	EUR	108,000	Bank of America, N.A.	12/08/23	(3,404)
USD	157,462	EUR	144,000	Bank of America, N.A.	12/08/23	688
USD	1,352,561	EUR	1,240,000	Canadian Imperial Bk. of Comm.	12/08/23	2,559
USD	150,866	EUR	141,000	Canadian Imperial Bk. of Comm.	12/08/23	(2,643)
USD	158,790	EUR	150,000	JPMorgan Chase Bank, N.A.	12/08/23	(4,517)
USD	266,001	EUR	252,000	JPMorgan Chase Bank, N.A.	12/08/23	(8,354)
USD	106,481	EUR	100,000	JPMorgan Chase Bank, N.A.	12/08/23	(2,390)
USD	351,193	GBP	278,000	BNP Paribas S.A.	12/08/23	217
USD	86,923	GBP	72,000	BNP Paribas S.A.	12/08/23	(3,977)
USD	62,239	GBP	50,000	BNP Paribas S.A.	12/08/23	(886)
USD	87,594	GBP	72,000	Brown Brothers Harriman & Co	12/08/23	(3,306)
USD	106,289	GBP	86,000	JPMorgan Chase Bank, N.A.	12/08/23	(2,286)
USD	37,932,571	GBP	30,399,000	Royal Bank of Canada	12/08/23	(446,194)
USD	521,278	EUR	486,000	BTIG, LLC	12/20/23	(8,143)
USD	227,255	EUR	208,000	Morgan Stanley Cap. Group, Inc	12/20/23	671
USD	420,946	EUR	394,000	Morgan Stanley Cap. Group, Inc	12/20/23	(8,255)
USD	989,307	EUR	906,000	Morgan Stanley Cap. Group, Inc	12/20/23	2,362
USD	2,364,453	EUR	2,163,738	Barclays Bank PLC	1/12/24	4,858
USD	72,108,186	EUR	65,848,496	JPMorgan Chase Bank, N.A.	1/12/24	299,202
USD	1,977,844	GBP	1,568,265	BNP Paribas S.A.	1/12/24	(2,728)
USD	15,521,458	GBP	12,334,828	Citibank, N. A.	1/12/24	(56,275)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(3,802,327)
Unrealized Appreciation						422,842
Unrealized Depreciation						(4,225,169)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5-Year CDX N.A. HY Series 41		Dec 2028	ICE	5%	Quarterly		23,977,800	759,748	0	759,748
American Electric Power Company, Inc.		Dec 2028	Goldman Sachs Intl.	(1%)	Quarterly		540,000	(15,637)	14,468	(1,169)
American Electric Power, Inc.		Dec 2028	Bank of America, N.A.	(1%)	Quarterly		322,656	(9,343)	7,585	(1,758)
American Electric Power, Inc.		Dec 2028	Deutsche Bank AG	(1%)	Quarterly		404,344	(11,709)	8,462	(3,247)
American Express Co.		Dec 2028	Morgan Stanley & Co. Intl. PLC	(1%)	Quarterly		540,000	(13,723)	11,416	(2,307)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		720,000	9,386	(6,521)	2,865
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,140,000	27,898	(23,218)	4,680
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		9,000,000	117,329	(145,430)	(28,101)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		6,000,000	78,220	(40,414)	37,806
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		510,000	112,875	(141,979)	(29,104)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		140,000	30,985	(31,643)	(658)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		470,000	104,022	(125,210)	(21,188)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		710,000	157,140	(216,689)	(59,549)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		330,000	73,037	(81,770)	(8,733)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		780,000	172,633	(207,687)	(35,054)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		410,000	90,743	(101,606)	(10,863)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		320,000	70,824	(77,777)	(6,953)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		550,000	121,728	(160,851)	(39,123)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		580,000	128,368	(150,382)	(22,014)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,770,000	391,744	(542,561)	(150,817)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		120,000	26,559	(32,109)	(5,550)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		110,000	24,346	(31,846)	(7,500)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		70,000	15,493	(17,525)	(2,032)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		670,000	148,287	(168,568)	(20,281)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		220,000	48,691	(52,689)	(3,998)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		560,000	123,942	(130,517)	(6,575)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		880,000	194,765	(225,396)	(30,631)
Dominion Energy, Inc.		Dec 2028	Bank of America, N.A.	(1%)	Quarterly		411,054	(8,245)	7,022	(1,223)
Dominion Energy, Inc.		Dec 2028	Bank of America, N.A.	(1%)	Quarterly		322,946	(6,478)	5,401	(1,077)
Intesa Sanpaolo SpA		Jun 2028	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	1,430,000	(13,879)	1,886	(11,993)

TOTAL BUY PROTECTION								2,949,749	(2,656,148)	293,601
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		13,540,000	(176,516)	310,008	133,492
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		10,830,000	(141,186)	255,006	113,820
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		6,600,000	(155,110)	171,826	16,716
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		2,960,000	(69,564)	80,033	10,469
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly		3,610,000	(108,455)	155,802	47,347

TOTAL SELL PROTECTION								(650,831)	972,675	321,844
TOTAL CREDIT DEFAULT SWAPS								2,298,918	(1,683,473)	615,445

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)		Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
4.75%	At Maturity	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	At Maturity	CME	Feb 2025		18,842,000	(31,171)	0	(31,171)
4.87%	At Maturity	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	At Maturity	CME	Feb 2025		7,536,800	(230)	0	(230)
3.54%	At Maturity	6-month EURIBOR(4)	At Maturity	LCH	Nov 2025	EUR	6,228,750	125,374	0	125,374
3.53%	Annual	6-month EURIBOR(4)	Semi - annual	LCH	Nov 2025	EUR	6,228,750	124,557	0	124,557
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Dec 2025		87,910,000	(667,915)	0	(667,915)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Dec 2026		17,410,000	(190,921)	0	(190,921)
3.16%	Annual	6-month EURIBOR(4)	Semi - annual	LCH	Nov 2028	EUR	5,196,750	(146,072)	0	(146,072)
6-month EURIBOR(4)	At Maturity	3.16%	At Maturity	LCH	Nov 2028	EUR	5,196,750	(144,144)	0	(144,144)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2028		14,620,000	(196,900)	0	(196,900)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2030		50,554,000	(1,040,871)	0	(1,040,871)
Canadian Overnight Repo Rate Average (CORRA)(4)	Semi-Annual	3.64%	Semi-Annual	LCH	Aug 2033	CAD	1,600,000	(9,011)	0	(9,011)
4%	Semi-Annual	CORRA Compounded Index(4)	Semi-Annual	LCH	Sep 2033	CAD	575,000	11,081	0	11,081
3.22%	At Maturity	6-month EURIBOR(4)	At Maturity	LCH	Nov 2033	EUR	1,407,377	58,373	0	58,373
3.22%	Annual	6-month EURIBOR(4)	Semi - annual	LCH	Nov 2033	EUR	1,407,376	59,425	0	59,425
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2043		12,640,000	(379,634)	0	(379,634)
3.5%	Semi-Annual	Canadian Overnight Repo Rate Average (CORRA)(4)	Semi-Annual	LCH	Aug 2053	CAD	708,000	(451)	0	(451)
CORRA Compounded Index(4)	Semi-Annual	3.72%	Semi-Annual	LCH	Sep 2053	CAD	255,000	(8,647)	0	(8,647)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.52%	Annual	CME	Dec 2053		15,755,000	809,742	0	809,742
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2053		1,540,000	39,611	0	39,611
TOTAL INTEREST RATE SWAPS								(1,587,804)	0	(1,587,804)

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,975,084,778 or 6.2% of net assets.

(c)	Level 3 security
(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,167,419.
(k)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $2,226,751.

(l)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $9,930,024.
(m)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(n)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(o)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(p)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(q)	Non-income producing
(r)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(s)	The coupon rate will be determined upon settlement of the loan after period end.
(t)	Affiliated Fund
(u)	Security or a portion of the security is on loan at period end.
(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(w)	The rate quoted is the annualized seven-day yield of the fund at period end.
(x)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	425,431,980	1,839,760,191	1,629,472,826	9,104,707	-	-	635,719,345	1.3%
Fidelity Securities Lending Cash Central Fund 5.39%	55,923,273	3,074,104,654	2,466,455,202	316,112	-	-	663,572,725	2.5%
Total	481,355,253	4,913,864,845	4,095,928,028	9,420,819	-	-	1,299,292,070

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Class I 5.24%	-	1,547,347,834	1,389,694,552	3,823,531	-	-	157,653,282
Fidelity Investments Money Market Government Portfolio Institutional Class 5.28%	126,976,060	2,020,705,491	2,086,136,030	6,382,601	9	-	61,545,530
Fidelity SAI Long-Term Treasury Bond Index Fund	460,248,664	26,292,094	-	11,292,093	-	(45,568,301)	440,972,457
Fidelity SAI Total Bond Fund	5,340,793,933	168,402,919	658,888,300	168,401,300	(71,755,060)	2,119,906	4,780,673,398
Fidelity SAI U.S. Treasury Bond Index Fund	1,805,048,282	549,577,608	50,003,062	35,563,632	(5,270,450)	(31,162,656)	2,268,189,722
Fidelity Short-Term Treasury Bond Index Fund	713,436	4,242	722,733	11,823	10,351	(5,296)	-
Fidelity U.S. Bond Index Fund	701,219,597	23,853,531	371,174,100	13,848,648	(26,281,231)	14,546,347	342,164,144
	8,434,999,972	4,336,183,719	4,556,618,777	239,323,628	(103,296,381)	(60,070,000)	8,051,198,533

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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